    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 1, 1996


                                                     1933 ACT FILE NO. 33-71320
                                                     1940 ACT FILE NO. 811-8134
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                             REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933                [X]


                         POST-EFFECTIVE AMENDMENT NO. 4              [X]


                             REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940            [X]


                                 AMENDMENT NO. 5                     [X]


                         EATON VANCE MUNICIPALS TRUST II
           --------------------------------------------------------
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                24 FEDERAL STREET, BOSTON, MASSACHUSETTS 02110
                ----------------------------------------------
                   (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

                                 617-482-8260
                    -------------------------------------
                         (REGISTRANT'S TELEPHONE NUMBER)

       H. DAY BRIGHAM, JR., 24 FEDERAL STREET, BOSTON, MASSACHUSETTS 02110
           --------------------------------------------------------
                   (NAME AND ADDRESS OF AGENT FOR SERVICE)


    It is proposed that this Post-Effective Amendment will become effective on May 20, 1996 pursuant to paragraph (a)(1) of Rule 485.


    The Registrant has filed a Declaration pursuant to Rule 24f-2 and on March 17, 1995 filed its "Notice" as required by that Rule for the fiscal year ended January 31, 1995.


    Florida Insured Municipals Portfolio, Hawaii Municipals Portfolio, Kansas Municipals Portfolio and High Yield Municipals Portfolio have each also executed this Registration Statement.

================================================================================

This Amendment to the registration statement on Form N-1A consists of the following documents and papers:

    Cross Reference Sheet required by Rule 481(a) under the Securities Act of
1933


    Part A -- The Combined Prospectus of:

        EV Traditional Municipal Funds:
            EV Traditional Florida Insured Municipals Fund
            EV Traditional Hawaii Municipals Fund
            EV Traditional Kansas Municipals Fund

        The Prospectuses of:

            EV Marathon High Yield Municipals Fund
            EV Traditional High Yield Municipals Fund

    Part B -- The Combined Statement of Additional Information of:

            EV Traditional Municipal Funds:
            EV Traditional Florida Insured Municipals Fund
            EV Traditional Hawaii Municipals Fund
            EV Traditional Kansas Municipals Fund

            The Statements of Additional Information of:

            EV Marathon High Yield Municipals Fund
            EV Traditional High Yield Municipals Fund

    Part C -- Other Information


    Signatures

    Exhibit Index Required by Rule 483(a) under the Securities Act of 1933

    Exhibits

This Amendment is not intended to amend the Prospectus and Statement of Additional Information of any other series of the Registrant not identified above.

                         EATON VANCE MUNICIPALS TRUST II


                 EV TRADITIONAL FLORIDA INSURED MUNICIPALS FUND
                      EV TRADITIONAL HAWAII MUNICIPALS FUND
                      EV TRADITIONAL KANSAS MUNICIPALS FUND

                              CROSS REFERENCE SHEET
                           ITEMS REQUIRED BY FORM N-1A
                           ---------------------------


PART A
ITEM NO.             ITEM CAPTION                      PROSPECTUS CAPTION
--------             ------------                 ----------------------------
 1. ...............  Cover Page                   Cover Page
 2. ...............  Synopsis                     Shareholder and Fund
                                                    Expenses

 3. ...............  Condensed Financial          The Funds' Financial
                     Information                    Highlights; Performance
                                                    Information
 4. ...............  General Description of       The Funds' Investment
                     Registrant                     Objectives; How the Funds
                                                    and the Portfolios Invest
                                                    their Assets; Organization
                                                    of the Funds and the
                                                    Portfolios
 5. ...............  Management of the Fund       Management of the Funds and
                                                    the Portfolios
 5A. ..............  Management's Discussion of   Not Applicable
                     Fund Performance
 6. ...............  Capital Stock and Other      Organization of the Funds
                     Securities                     and the Portfolios;
                                                    Reports to Shareholders;
                                                    The Lifetime Investing
                                                    Account/Distribution
                                                    Options; Distributions and
                                                    Taxes
 7. ...............  Purchase of Securities       Valuing Fund Shares; How to
                     Being Offered                  Buy Fund Shares; The
                                                    Lifetime Investing
                                                    Account/Distribution
                                                    Options; Service Plans;
                                                    The Eaton Vance Exchange
                                                    Privilege; Eaton Vance
                                                    Shareholder Services;
                                                    Statement of Intention and
                                                    Escrow Agreement


 8. ...............  Redemption or Repurchase     How to Redeem Fund Shares
 9. ...............  Pending Legal Proceedings    Not Applicable

PART B                                            STATEMENT OF ADDITIONAL
ITEM NO.             ITEM CAPTION                   INFORMATION CAPTION
--------            -------------                 -----------------------------

10. ...............  Cover Page                   Cover Page
11. ...............  Table of Contents            Table of Contents
12. ...............  General Information and      Other Information
                     History
13. ...............  Investment Objectives and    Additional Information about
                     Policies                       Investment
                                                    Policies; Investment
                                                    Restrictions
14. ...............  Management of the Fund       Trustees and Officers; Fees
                                                    and Expenses
15. ...............  Control Persons and          Control Persons and
                       Principal Holders of         Principal Holders of
                       Securities                   Securities
16. ...............  Investment Advisory and      Investment Adviser and
                       Other Services               Administrator; Service
                                                    Plan; Custodian;
                                                    Independent Certified
                                                    Public Accountants; Fees
                                                    and Expenses
17. ...............  Brokerage Allocation and     Portfolio Security
                       Other Practices              Transactions; Fees and
                                                    Expenses
18. ...............  Capital Stock and Other      Other Information
                       Securities
19. ...............  Purchase, Redemption and     Determination of Net Asset
                       Pricing of Securities        Value; Principal
                       Being Offered                Underwriter; Service for
                                                    Withdrawal; Services for
                                                    Accumulation; Service
                                                    Plan; Fees and Expenses

20. ...............  Tax Status                   Taxes; Tax Equivalent Yield
                                                    Table

21. ...............  Underwriters                 Principal Underwriter; Fees
                                                    and Expenses
22. ...............  Calculations of Performance  Investment Performance;
                       Data                         Performance Information
23. ...............  Financial Statements         Financial Statements

                         EATON VANCE MUNICIPALS TRUST II


                     EV MARATHON HIGH YIELD MUNICIPALS FUND

                              CROSS REFERENCE SHEET
                           ITEMS REQUIRED BY FORM N-1A
                           ---------------------------

PART A
ITEM NO.             ITEM CAPTION                      PROSPECTUS CAPTION
--------             ------------                 ----------------------------
 1. ...............  Cover Page                   Cover Page
 2. ...............  Synopsis                     Shareholder and Fund
                                                    Expenses
 3. ...............  Condensed Financial          Performance Information
                       Information
 4. ...............  General Description of       The Fund's Investment
                       Registrant                   Objective; How the Fund
                                                    and the Portfolio Invest
                                                    their Assets; Organization
                                                    of the Fund and the
                                                    Portfolio
 5. ...............  Management of the Fund       Management of the Fund and
                                                    the Portfolio
 5A. ..............  Management's Discussion of   Not Applicable
                     Fund Performance
 6. ...............  Capital Stock and Other      Organization of the Fund and
                       Securities                   the Portfolio; Reports to
                                                    Shareholders; The Lifetime
                                                    Investing Account/
                                                    Distribution Options;
                                                    Distributions and Taxes
 7. ...............  Purchase of Securities       Valuing Fund Shares; How to
                       Being Offered                Buy Fund Shares; The
                                                    Lifetime Investing
                                                    Account/Distribution
                                                    Options; Distribution
                                                    Plan; The Eaton Vance
                                                    Exchange Privilege; Eaton
                                                    Vance Shareholder Services
 8. ...............  Redemption or Repurchase     How to Redeem Fund Shares
 9. ...............  Pending Legal Proceedings    Not Applicable


PART B                                            STATEMENT OF ADDITIONAL
ITEM NO.             ITEM CAPTION                   INFORMATION CAPTION
--------             ------------                 ----------------------------
10. ...............  Cover Page                   Cover Page
11. ...............  Table of Contents            Table of Contents
12. ...............  General Information and      Other Information
                       History
13. ...............  Investment Objectives and    Additional Information about
                       Policies                     Investment
                                                    Policies; Investment
                                                    Restrictions
14. ...............  Management of the Fund       Trustees and Officers; Fees
                                                  and Expenses
15. ...............  Control Persons and          Control Persons and
                       Principal Holders of         Principal Holders of
                       Securities                   Securities
16. ...............  Investment Advisory and      Investment Adviser and
                       Other Services               Administrator;
                                                    Distribution Plan;
                                                    Custodian; Independent
                                                    Certified Public
                                                    Accountants; Fees and
                                                    Expenses
17. ...............  Brokerage Allocation and     Portfolio Security
                       Other Practices              Transactions; Fees and
                                                    Expenses

18. ...............  Capital Stock and Other      Other Information
                       Securities

19. ...............  Purchase, Redemption and     Determination of Net Asset
                       Pricing of Securities        Value; Principal
                       Being Offered                Underwriter; Service for
                                                    Withdrawal; Distribution
                                                    Plan; Fees and Expenses
20. ...............  Tax Status                   Taxes; Tax Equivalent Yield
                                                    Table
21. ...............  Underwriters                 Principal Underwriter; Fees
                                                    and Expenses
22. ...............  Calculations of Performance  Investment Performance;
                       Data                         Performance Information
23. ...............  Financial Statements         Financial Statements

                         EATON VANCE MUNICIPALS TRUST II

                  EV TRADITIONAL HIGH YIELD MUNICIPALS FUND

                              CROSS REFERENCE SHEET
                           ITEMS REQUIRED BY FORM N-1A
                           ---------------------------


PART A
ITEM NO.             ITEM CAPTION                      PROSPECTUS CAPTION
--------             ------------                 ----------------------------
 1. ...............  Cover Page                   Cover Page
 2. ...............  Synopsis                     Shareholder and Fund
                                                    Expenses
 3. ...............  Condensed Financial          Performance Information
                       Information
 4. ...............  General Description of       The Fund's Investment
                       Registrant                   Objective; How the Fund
                                                    and the Portfolio Invest
                                                    their Assets; Organization
                                                    of the Fund and the
                                                    Portfolio
 5. ...............  Management of the Fund       Management of the Fund and
                                                    the Portfolio
 5A. ..............  Management's Discussion of   Not Applicable
                       Fund Performance
 6. ...............  Capital Stock and Other      Organization of the Fund and
                      Securities                    the Portfolio; Reports to
                                                    Shareholders; The Lifetime
                                                    Investing Account/
                                                    Distribution Options;
                                                    Distributions and Taxes
 7. ...............  Purchase of Securities       Valuing Fund Shares; How to
                       Being Offered                Buy Fund Shares; The
                                                    Lifetime Investing
                                                    Account/Distribution
                                                    Options; Service Plan; The
                                                    Eaton Vance Exchange
                                                    Privilege; Eaton Vance
                                                    Shareholder Services;
                                                    Statement of Intention and
                                                    Escrow Agreement
 8. ...............  Redemption or Repurchase     How to Redeem Fund Shares
 9. ...............  Pending Legal Proceedings    Not Applicable


PART B                                            STATEMENT OF ADDITIONAL
ITEM NO.             ITEM CAPTION                   INFORMATION CAPTION
--------             ------------                 ----------------------------
10. ...............  Cover Page                   Cover Page
11. ...............  Table of Contents            Table of Contents
12. ...............  General Information and      Other Information
                       History
13. ...............  Investment Objectives and    Additional Information about
                       Policies                     Investment
                                                    Policies; Investment
                                                    Restrictions
14. ...............  Management of the Fund       Trustees and Officers; Fees
                                                    and Expenses
15. ...............  Control Persons and          Control Persons and
                       Principal Holders of         Principal Holders of
                       Securities                   Securities
16. ...............  Investment Advisory and      Investment Adviser and
                       Other Services               Administrator; Service
                                                    Plan; Custodian;
                                                    Independent Certified
                                                    Public Accountants; Fees
                                                    and Expenses
17. ...............  Brokerage Allocation and     Portfolio Security
                       Other Practices              Transactions; Fees and
                                                    Expenses
18. ...............  Capital Stock and Other      Other Information
                       Securities
19. ...............  Purchase, Redemption and     Determination of Net Asset
                       Pricing of Securities        Value; Principal
                       Being Offered                Underwriter; Service for
                                                    Withdrawal; Services for
                                                    Accumulation; Service
                                                    Plan; Fees and Expenses
20. ...............  Tax Status                   Taxes; Tax Equivalent Yield
                                                    Table
21. ...............  Underwriters                 Principal Underwriter; Fees
                                                    and Expenses
22. ...............  Calculations of Performance  Investment Performance;
                       Data                         Performance Information
23. ...............  Financial Statements         Financial Statements

                                    Part A
                     Information Required in a Prospectus

                                EV TRADITIONAL
                               MUNICIPAL FUNDS
------------------------------------------------------------------------------

                EV TRADITIONAL FLORIDA INSURED MUNICIPALS FUND
                    EV TRADITIONAL HAWAII MUNICIPALS FUND
                    EV TRADITIONAL KANSAS MUNICIPALS FUND

THE EV TRADITIONAL MUNICIPAL FUNDS (THE "FUNDS") ARE MUTUAL FUNDS SEEKING TO PROVIDE CURRENT INCOME EXEMPT FROM REGULAR FEDERAL INCOME TAX AND THEIR RESPECTIVE STATE TAXES DESCRIBED UNDER "THE FUNDS" INVESTMENT OBJECTIVES" IN THIS PROSPECTUS. EACH FUND INVESTS ITS ASSETS IN A CORRESPONDING NON-DIVERSIFIED OPEN-END INVESTMENT COMPANY (A "PORTFOLIO") HAVING THE SAME INVESTMENT OBJECTIVE AS THE FUND, RATHER THAN BY DIRECTLY INVESTING IN AND MANAGING ITS OWN PORTFOLIO OF SECURITIES AS WITH HISTORICALLY STRUCTURED MUTUAL FUNDS. EACH FUND IS A SERIES OF EATON VANCE MUNICIPALS TRUST II (THE "TRUST").

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Shares of the Funds involve investment risks, including fluctuations in value and the possible loss of some or all of the principal investment.

This combined Prospectus is designed to provide you with information you should know before investing. Please retain this document for future reference. A combined Statement of Additional Information dated June 1, 1996 for the Funds, as supplemented from time to time, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. This Statement of Additional Information is available without charge from the Funds' principal underwriter, Eaton Vance Distributors, Inc. (the "Principal Underwriter"), 24 Federal Street, Boston, MA 02110 (telephone (800) 225-6265). The Portfolios' investment adviser is Boston Management and Research (the "Investment Adviser"), a wholly-owned subsidiary of Eaton Vance Management, and Eaton Vance Management is the administrator (the "Administrator") of the Funds. The offices of the Investment Adviser and the Administrator are located at 24 Federal Street, Boston, MA 02110.

AS OF THE DATE OF THIS COMBINED PROSPECTUS, A FUND MAY NOT BE AVAILABLE FOR PURCHASE IN CERTAIN STATES. PLEASE CONTACT THE PRINCIPAL UNDERWRITER OR YOUR BROKER FOR FURTHER INFORMATION.

------------------------------------------------------------------------------
   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------

                              PAGE                                          PAGE

Shareholder and Fund Expenses .. 2   How to Redeem Fund Shares ............. 14
The Funds' Financial Highlights. 3   Reports to Shareholders ............... 15
The Funds' Investment Objectives 4   The Lifetime Investing Account/
How the Funds and the Portfolios       Distribution Options ................ 16
  Invest their Assets .........  4   The Eaton Vance Exchange Privilege .... 17
Organization of the Funds and        Eaton Vance Shareholder Services ...... 17
  the Portfolios ..............  8   Distributions and Taxes ............... 18
Management of the Funds and          Performance Information ............... 19
  the Portfolios .............. 10   Statement of Intention and
Service Plans ................. 12     Escrow Agreement .................... 20
Valuing Fund Shares ........... 12   Appendix -- State Specific Information  21
How to Buy Fund Shares ........ 13
------------------------------------------------------------------------------
                        PROSPECTUS DATED JUNE 1, 1996

SHAREHOLDER AND FUND EXPENSES
------------------------------------------------------------------------------
  SHAREHOLDER TRANSACTION EXPENSES
------------------------------------------------------------------------------

    Maximum Sales Charges Imposed on Purchases (as a percentage of offering price)                3.75%
    Sales Charges Imposed on Reinvested Distributions                                              None
    Fees to Exchange Shares                                                                        None

  ANNUAL FUND AND ALLOCATED PORTFOLIO OPERATING EXPENSES (as a percentage of average daily net assets)
  -------------------------------------------------------------------------------------------------------
                                                           FLORIDA            HAWAII             KANSAS
                                                        INSURED FUND           FUND               FUND
  -------------------------------------------------------------------------------------------------------
    Investment Adviser Fee (after fee reduction)            0.00%              0.00%              0.00%
    Other Expenses (including Service Plan Fees and
      after expense reduction)                              0.11               0.21               0.15
                                                            ----               ----               ----
      Total Operating Expenses (after reductions)           0.11%              0.21%              0.15%
                                                            ====               ====               ====
  EXAMPLE
  -------------------------------------------------------------------------------------------------------
  An investor would pay the following maximum initial sales charge and expenses on a $1,000 investment, assuming (a) 5% annual return and (b) redemption at the end of each period:

                                                           FLORIDA            HAWAII             KANSAS
                                                        INSURED FUND           FUND               FUND
  -------------------------------------------------------------------------------------------------------
   1 Year                                                    $39                $40                $39
   3 Years                                                    41                 44                 42
   5 Years                                                    43                 49                 46
  10 Years                                                    51                 63                 56

NOTES:

The table and Example summarize the aggregate expenses of the Funds and the Portfolios and are designed to help investors understand the costs and expenses they will bear, directly or indirectly, by investing in a Fund. Information for the Hawaii Fund and the Kansas Fund is based on such Fund's expenses for the most recent fiscal year, except that Service Plan Fees for such Funds are estimated for the current fiscal year (assuming the Service Plan in effect for the such Funds on February 1, 1996). Absent a fee reduction and an expense allocation, the Investment Adviser Fee, Other Expenses and Total Operating Expenses would have been: 0.16%, 6.20% and 6.51%, respectively, for the Hawaii Fund; and 0.16%, 2.57% and 2.88%, respectively, for the Kansas Fund. The information for the Florida Insured Fund is based on such Fund's estimated expenses for the current fiscal year. The Investment Adviser Fee and Other Expenses for the Florida Insured Fund reflect the expected fee reduction and expense allocation for the current fiscal year, absent which the Investment Adviser Fee, Other Expenses and Total Operating Expenses would be estimated to be 0.16%, 2.84% and 3.10%, respectively.

Each Fund invests exclusively in its corresponding Portfolio. The Trustees believe that, over time, the aggregate per share expenses of a Fund and its corresponding Portfolio should approximate, and over time may be less than, the per share expenses the Fund would incur if the Fund were instead to retain the services of an investment adviser and its assets were invested directly in the type of securities being held by its corresponding Portfolio.

The Example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. Federal regulations require the Example to assume a 5% annual return, but actual annual return will vary. For further information regarding the expenses of the Funds and the Portfolios see "The Funds" Financial Highlights", "Organization of the Funds and the Portfolios", "Management of the Funds and the Portfolios", "Service Plans" and "How to Redeem Fund Shares".

If shares of a Fund are purchased at net asset value with no initial sales charge by virtue of the purchase having been in the amount of $1 million or more and are redeemed within 12 months of purchase, a contingent deferred sales charge of 0.50% will be imposed on such redemption. See "How to Buy Fund Shares," "How to Redeem Fund Shares" and "Eaton Vance Shareholder Services."

Each Portfolio's monthly advisory fee has two components, a fee based on daily net assets and a fee based on daily gross income, as set forth in the fee schedule on page 11.

Other investment companies with different distribution arrangements and fees are investing in the Portfolios and others may do so in the future. See "Organization of the Funds and the Portfolios".

THE FUNDS' FINANCIAL HIGHLIGHTS

-------------------------------------------------------------------------------
The following information should be read in conjunction with the audited financial statements included in the Funds' annual report to shareholders which is incorporated by reference into the Statement of Additional Information in reliance upon reports of Deloitte & Touche LLP, independent certified public accountants, as experts in accounting and auditing. Further information regarding the performance of a Fund is contained in its annual report to shareholders which may be obtained without charge by contacting the Principal Underwriter, Eaton Vance Distributors, Inc.
------------------------------------------------------------------------------

                                FLORIDA INSURED FUND         HAWAII FUND              KANSAS FUND
                                ---------------------   ----------------------   ----------------------
                               YEAR ENDED JANUARY 31,   YEAR ENDED JANUARY 31,   YEAR ENDED JANUARY 31,
                               ----------------------   ----------------------   ----------------------
                                 1996          1995*      1996         1995*       1996          1995*
                               -------       -------    -------       ------      -------       -------
NET ASSET VALUE,
 beginning of year                           $10.000                 $10.000                    $10.000
                               -------       -------    -------      -------      -------       -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                      $ 0.509                 $ 0.365                    $ 0.379
  Net realized and unrealized
   loss on investments++                      (0.435)                 (0.880)                    (0.386)
                               -------       -------    -------      -------      --------      -------
     Total income (loss) from
       investment operations                 $ 0.944                 $(0.515)                   $(0.007)
                               -------       -------    -------      -------      --------      -------
LESS DISTRIBUTIONS:
  From net investment income                 $(0.509)                $(0.365)                   $(0.379)
  In excess of net investment
    income (3)                                (0.005)                 (0.080)                    (0.074)
                               -------       -------    -------      -------      --------      -------
      Total distributions                    $(0.514)                $(0.445)                   $(0.453)
                               -------       -------    -------      -------      --------      -------
NET ASSET VALUE, end of year                 $10.430                 $ 9.040                    $ 9.540
                               =======       =======    =======      =======      ========      =======
TOTAL RETURN (1)                               9.18%                 (5.23)%                     (0.11)%
RATIOS/SUPPLEMENTAL DATA**:
  Net assets, end of year
    (000's omitted)                          $ 1,213                 $  257                     $   665
  Ratio of net exepnses to
    average daily net assets(2)                0.01%+                 1.01%+                      0.95%+
  Ratio of net investment income
    to average daily net assets                5.37%+                 4.44%+                      4.32%+
**For the periods indicated, the operating expenses of the Funds and the
  Portfolios may reflect an allocation of expenses to the Administrator and/or
  Investment Adviser. Had such actions not been taken, net investment income
  (loss) per share and the ratios would have been as follows:

NET INVESTMENT INCOME (LOSS) PER SHARE       $ 0.226                 $(0.153)                   $ 0.139
                               =======       =======    =======      =======      ========      =======
RATIOS (As a percentage of average daily net assets):
  Expenses(2)                                  3.00%+                  7.31%+                     3.68%+
  Net investment income (loss)                 2.38%+                (1.86)%+                     1.59%+

  * For the Florida Insured, Hawaii and Kansas Funds, the Financial Highlights are for the period from the start of business, March 3, 1994, March 14, 1994, and March 3, 1994, respectively, to January 31, 1995.

  + Computed on an annualized basis.

 ++ The per share amount is not in accord with the net realized and unrealized gain for the period because of the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.

(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Computed on a non-annualized basis.

(2) Includes a Fund's share of its corresponding Portfolio's allocated expenses.

(3) The Funds have followed the Statement of Position (SOP) 93-2: Determination,
    Disclosure and Financial Statement Presentation of Income, Capital Gain, and
    Return of Capital Distributions by Investment Companies. The SOP requires that differences in the recognition or classification of income between the financial statements and tax earnings and profits that result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gains.

(4) Prior to February 1, 1996, the Hawaii Fund and the Kansas Fund each made distribution fee payments pursuant to a Distribution Plan. See "Service
    Plans."

THE FUNDS' INVESTMENT OBJECTIVES
------------------------------------------------------------------------------

The investment objective of each Fund is set forth below. Each Fund currently seeks to meet its investment objective by investing its assets in a separate corresponding open-end management investment company (a "Portfolio") which invests primarily in municipal obligations (as described below). Each Portfolio has the same investment objective as its corresponding Fund.

EV TRADITIONAL FLORIDA INSURED MUNICIPALS FUND (the "Florida Insured Fund") seeks to provide current income exempt from regular federal income tax in the form of an investment exempt from Florida intangibles tax. The Florida Insured Fund seeks to meet its objective by investing its assets in the Florida Insured Municipals Portfolio (the "Florida Insured Portfolio"), which invests primarily in municipal obligations that are rated in the highest rating category by a major rating agency or, if unrated, determined to be of comparable quality by the Investment Adviser. Under normal conditions, substantially all of the Florida Insured Portfolio's assets will be invested in obligations that are insured as to the timely payment of principal and interest. See "Insured Florida Obligations." In any event, no less than 80% of the Florida Insured Portfolio's net assets will be invested in insured obligations.

EV TRADITIONAL HAWAII MUNICIPALS FUND (the "Hawaii Fund") seeks to provide current income exempt from regular federal income tax and Hawaii State individual income taxes. The Hawaii Fund seeks to meet its objective by investing its assets in the Hawaii Municipals Portfolio (the "Hawaii Portfolio"), which invests primarily in municipal obligations which are rated at least investment grade by a major rating agency or, if unrated, determined to be of at least investment grade quality by the Investment Adviser.

EV TRADITIONAL KANSAS MUNICIPALS FUND (the "Kansas Fund") seeks to provide current income exempt from regular federal income tax and Kansas State personal income taxes. The Kansas Fund seeks to meet its objective by investing its assets in the Kansas Municipals Portfolio (the "Kansas Portfolio"), which invests primarily in municipal obligations which are rated at least investment grade by a major rating agency or, if unrated, determined to be of at least investment grade quality by the Investment Adviser.

HOW THE FUNDS AND THE PORTFOLIOS INVEST THEIR ASSETS
------------------------------------------------------------------------------
EACH FUND SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING EITHER DIRECTLY OR INDIRECTLY THROUGH ANOTHER OPEN-END MANAGEMENT INVESTMENT COMPANY PRIMARILY (I.E., AT LEAST 80% OF ITS NET ASSETS DURING PERIODS OF NORMAL MARKET CONDITIONS) IN MUNICIPAL OBLIGATIONS, THE INTEREST ON WHICH IS EXEMPT FROM REGULAR FEDERAL INCOME TAX AND FROM THE STATE TAXES WHICH, IN ACCORDANCE WITH THE FUND'S INVESTMENT OBJECTIVE, THE FUND SEEKS TO AVOID. The foregoing policy is a fundamental policy of each Fund and its corresponding Portfolio, and may not be changed unless authorized by a vote of the Fund's shareholders or that Portfolio's investors, as the case may be.

At least 75% of the Hawaii Portfolio's and the Kansas Portfolio's net assets will normally be invested in obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody's Investors Service, Inc. ("Moody's") or BBB or higher by either Standard & Poor's Ratings Group ("S&P") or Fitch Investors Service, Inc. ("Fitch")) or, if unrated, determined by the Investment Adviser to be of at least investment grade quality. The balance of the Hawaii Portfolio's and the Kansas Portfolio's net assets may be invested in municipal obligations rated below investment grade (but not lower than B by Moody's, S&P or Fitch) and unrated municipal obligations considered to be of comparable quality by the Investment Adviser. At least 80% of the Florida Insured Portfolio's net assets will normally be invested in obligations rated in the highest rating category at the time of investment (which is Aaa by Moody's or AAA by S&P or Fitch) or, if unrated, determined to be of comparable quality by the Investment Adviser. The Florida Insured Portfolio may invest up to 20% of its net assets in obligations rated below Aaa or AAA (but not lower than B) and comparable unrated obligations, provided that no more than 5% of its net assets will be invested in obligations rated below investment grade and comparable unrated obligations. Municipal obligations rated Baa or BBB may have speculative characteristics. Also, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than in the case of higher rated obligations. Securities rated below Baa or BBB are commonly known as "junk bonds". A Portfolio may retain an obligation whose rating drops below B after its acquisition if such retention is considered desirable by the Investment Adviser. See "Additional Risk Considerations". For a description of municipal obligation ratings, see the Statement of Additional Information.

MUNICIPAL OBLIGATIONS. Municipal obligations include bonds, notes and commercial paper issued by a municipality for a wide variety of both public and private purposes, the interest on which is, in the opinion of bond counsel, exempt from regular federal income tax. Public purpose municipal bonds include general obligation and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility. Municipal notes include bond anticipation, tax anticipation and revenue anticipation notes. Bond, tax and revenue anticipation notes are short-term obligations that will be retired with the proceeds of an anticipated bond issue, tax revenue or facility revenue, respectively. Under normal market conditions, a Portfolio will invest at least 65% of its total assets in obligations issued by its respective State or its political subdivisions.

Interest income from certain types of municipal obligations may be subject to the federal alternative minimum tax (the "AMT") for individual investors. As at January 31, 1996, the Portfolios had invested in such obligations as follows (as a percentage of net assets): Florida Insured Portfolio ( %); Hawaii Portfolio (%); and Kansas Portfolio ( %). At January 31, 1996, the Portfolios limited their investment in obligations subject to the AMT to not more than 20% of net assets. The Portfolios are no longer subject to such limitation. Distributions to corporate investors of certain interest income may also be subject to the AMT. The Funds may not be suitable for investors subject to the AMT.

CONCENTRATION. Each Portfolio will concentrate its investments in municipal obligations issued by its respective State and that State's political subdivisions. Each Portfolio is, therefore, more susceptible to factors adversely affecting issuers in one State than mutual funds which do not concentrate in a specific State. Municipal obligations of issuers in a single State may be adversely effected by economic developments and by legislation and other governmental activities in that State. To the extent that a Portfolio's assets are concentrated in municipal obligations of issuers of a single State, that Portfolio may be subject to an increased risk of loss. Each Portfolio may also invest in obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands and Guam. See the Appendix to this Prospectus for a description of some of the economic and other factors relating to the States and Puerto Rico.

In addition, each Portfolio may invest 25% or more of its total assets in municipal obligations of the same type, including, without limitation, the following: lease rental obligations of State and local authorities; obligations of State and local housing finance authorities, municipal utilities systems or public housing authorities; obligations of hospitals or life care facilities; or industrial development or pollution control bonds issued for electric utility systems, steel companies, paper companies or other purposes. This may make a Portfolio more susceptible to adverse economic, political, or regulatory occurrences affecting a particular category of issuer. For example, health care-related issuers are susceptible to medicaid reimbursement policies, and national and State health care legislation. As a Portfolio's concentration increases, so does the potential for fluctuation in the value of the corresponding Fund's shares.

NON-DIVERSIFIED STATUS. As "non-diversified" investment companies, each Portfolio may invest, with respect to 50% of its total assets, more than 5% (but not more than 25%) of its total assets in the securities of any issuer. A Portfolio is likely to invest a greater percentage of its assets in the securities of a single issuer than would a diversified fund. Therefore, a Portfolio is more susceptible to any single adverse economic or political occurrence or development affecting issuers of the relevant State's municipal obligations.

OTHER INVESTMENT PRACTICES
Each Portfolio may engage in the following investment practices, some of which may be considered to involve "derivative" instruments because they derive their value from another instrument, security or index. In addition, each Portfolio may temporarily borrow up to 5% of the value of its total assets to satisfy redemption requests or settle securities transactions.

WHEN-ISSUED SECURITIES. Each Portfolio may purchase securities on a "when-issued" basis, which means that payment and delivery occur on a future settlement date. The price and yield of such securities are generally fixed on the date of commitment to purchase. However, the market value of the securities may fluctuate prior to delivery and upon delivery the securities may be worth more or less than a Portfolio agreed to pay for them. Each Portfolio may also purchase instruments that give the Portfolio the option to purchase a municipal obligation when and if issued.

INVERSE FLOATERS. Each Portfolio may invest in municipal securities whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index ("inverse floaters"). An investment in inverse floaters may involve greater risk than an investment in a fixed rate bond. Because changes in the interest rate on the other security or index inversely affect the residual interest paid on the inverse floater, the value of an inverse floater is generally more volatile than that of a fixed rate bond. Inverse floaters have interest rate adjustment formulas which generally reduce or, in the extreme, eliminate the interest paid to a Portfolio when short-term interest rates rise, and increase the interest paid to the Portfolio when short-term interest rates fall. Inverse floaters have varying degrees of liquidity, and the market for these securities is new and relatively volatile. These securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline. Shifts in long-term interest rates may, however, alter this tendency. Although volatile, inverse floaters typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities usually permit the investor to convert the floating rate to a fixed rate (normally adjusted downward), and this optional conversion feature may provide a partial hedge against rising rates if exercised at an opportune time. Inverse floaters are leveraged because they provide two or more dollars of bond market exposure for every dollar invested.

FUTURES TRANSACTIONS. Each Portfolio may purchase and sell various kinds of financial futures contracts and options thereon to hedge against changes in interest rates. Futures contracts may be based on various debt securities (such as U.S. Government securities and municipal obligations) and securities indices (such as the Municipal Bond Index traded on the Chicago Board of Trade). Such transactions involve a risk of loss or depreciation due to unanticipated adverse changes in securities prices, which may exceed a Portfolio's initial investment in these contracts. A Portfolio may not purchase or sell futures contracts or related options, except for closing purchase or sale transactions, if immediately thereafter the sum of the amount of margin deposits and premiums paid on the Portfolio's outstanding positions would exceed 5% of the market value of the Portfolio's net assets. These transactions involve transaction costs. There can be no assurance that the Investment Adviser's use of futures will be advantageous to a Portfolio. Distributions by a Fund of any gains realized on its corresponding Portfolio's transactions in futures and options on futures will be taxable.

INSURED FLORIDA OBLIGATIONS. Insured municipal obligations held by the Florida Insured Portfolio ("Florida obligations") will be insured as to their scheduled payment of principal and interest under (i) an insurance policy obtained by the issuer or underwriter of the Florida obligation at the time of its original issuance ("Issue Insurance"), (ii) an insurance policy obtained by the Florida Insured Portfolio or a third party subsequent to the Florida obligation's original issuance ("Secondary Market Insurance") or (iii) a municipal insurance policy purchased by the Florida Insured Portfolio ("Mutual Fund Insurance"). Each type of insurance insures the timely payment of interest and principal of the Florida obligation but does not protect the market value of such obligation or the net asset value of the Florida Insured Portfolio or the Florida Insured Fund.


Issue Insurance is generally purchased by the issuer or underwriter of the Florida obligation and is noncancellable and effective as long as the securities are unpaid and the insurer remains in business. Secondary Market Insurance allows the Florida Insured Portfolio or a third party to a pay a single premium to insure a Florida obligation as to principal and interest until maturity and to transfer the insurance benefit with the underlying security. Secondary Market Insurance premiums do not result in an expense to the Florida Insured Portfolio, but are added to the cost basis of the Florida obligation so insured. Mutual Fund Insurance may be purchased from insurance companies that guarantee the timely payment of interest and principal when due on certain Florida obligations that are designated by the insurer as eligible for such insurance. Mutual Fund Insurance may terminate upon the Florida Insured Portfolio's sale of the obligation or it may be extended to enhance the marketability of the obligation. To extend a policy, the Florida Insured Portfolio will pay a single, predetermined premium payable from the proceeds of the sale of that obligation. It is expected that the Florida Insured Portfolio will extend a policy only if, in the opinion of the Investment Adviser, the net proceeds from the sale of the obligation, as insured, would exceed the proceeds from the sale of that obligation without insurance. The price of Florida obligations insured by Mutual Fund Insurance is expected to be more volatile than the price of Florida obligations insured by Issue or Secondary Market Insurance. To the extent the Florida Insured Portfolio's obligations are insured by Mutual Fund Insurance, the value of the Florida Insured Fund's investment in the Florida Insured Portfolio, and the price of the Florida Insured Fund's shares, will be more volatile than if such obligations were otherwise insured.

Florida obligations held by the Florida Insured Portfolio will be insured by insurers having a claims-paying ability rated Aaa by Moody's or AAA by S&P or Fitch. See the Appendix to the Statement of Additional Information for a brief description of the claims-paying ability ratings.

The Florida Insured Portfolio anticipates that under normal conditions all or substantially all of its Florida obligations will be subject to Issue Insurance or Secondary Market Insurance. If the Florida Insured Portfolio purchases Mutual Fund Insurance, premiums are paid by the Florida Insured Portfolio. These premiums are based on the credit quality and principal amount of the Florida obligation to be insured. If the issuer, underwriter, or other third party purchases the insurance for the obligation, the value of such insurance is generally reflected in a higher market value or purchase price for the obligation. While insurance is intended to reduce financial risk, the cost of such insurance (from higher purchase prices of securities or the payment of insurance premiums) will result in lower yields on the Florida obligations so insured.

The Florida Insured Portfolio may also invest in Florida obligations that are secured by an escrow or trust account which contains securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, that are backed by the full faith and credit of the United States, and sufficient in amount to ensure the payment of interest on and principal of the secured Florida obligation ("collateralized obligations"). Collateralized obligations generally are regarded as having the credit characteristics of the underlying U.S. Government, agency or instrumentality securities. These obligations will not be subject to Issue Insurance, Secondary Market Insurance or Mutual Fund Insurance, but will be considered to be insured Florida obligations for purposes of the Florida Insured Portfolio's policy of investing at least 80% of its net assets in insured Florida obligations (but such obligations will not constitute more than 15% of the insured portion of the Florida Insured Portfolio).


OTHER INSURED OBLIGATIONS. The Hawaii and Kansas Portfolios may purchase municipal bonds that are additionally secured by insurance, bank credit agreements, or escrow accounts. The credit quality of companies which provide such credit enhancements will affect the value of those securities. Although the insurance feature reduces certain financial risks, the premiums for insurance and the higher market price paid for insured obligations may reduce a Fund's current yield. Insurance generally will be obtained from insurers with a claims-paying ability rated Aaa by Moody's or AAA by S&P or Fitch. The insurance does not guarantee the market value of the insured obligations or the net asset value of a Fund's shares.

ADDITIONAL RISK CONSIDERATIONS
Many municipal obligations offering current income are in the lowest investment grade category (Baa or BBB), lower categories or may be unrated. As indicated above, each Portfolio may invest in municipal obligations rated below investment grade (but not lower than B by Moody's, S&P or Fitch) and comparable unrated obligations. The lowest investment grade, lower rated and comparable unrated municipal obligations in which a Portfolio may invest will have speculative characteristics in varying degrees. While such obligations may have some quality and protective characteristics, these characteristics can be expected to be offset or outweighed by uncertainties or major risk exposures to adverse conditions. Lower rated and comparable unrated municipal obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations (credit risk) and may also be subject to greater price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated municipal obligations are also more likely to react to real or perceived developments affecting market and credit risk than are more highly rated obligations, which react primarily to movements in the general level of interest rates. The Investment Adviser seeks to minimize the risks of investing in below investment grade securities through professional investment analysis and attention to current developments in interest rates and economic conditions. When a Portfolio invests in lower rated or unrated municipal obligations, the achievement of the Portfolio's goals is more dependent on the Investment Adviser's ability than would be the case if the Portfolio were investing in municipal obligations in the higher rating categories.

Each Portfolio may retain defaulted obligations in its portfolio when such retention is considered desirable by the Investment Adviser. In the case of a defaulted obligation, a Portfolio may incur additional expense seeking recovery of its investment. Municipal obligations held by a Portfolio which are rated below investment grade but which, subsequent to the assignment of such rating, are backed by escrow accounts containing U.S. Government obligations may be determined by the Investment Adviser to be of investment grade quality for purposes of the Portfolio's investment policies. A Portfolio may retain in its portfolio an obligation whose rating drops below B after its acquisition, if such retention is considered desirable by the Investment Adviser; provided, however, that holdings of obligations rated below Baa or BBB will be less than 35% of net assets. In the event the rating of an obligation held by a Portfolio is downgraded, causing the Portfolio to exceed this limitation, the Investment Adviser will (in an orderly fashion within a reasonable period of time) dispose of such obligations as it deems necessary in order to comply with the Portfolio's credit quality limitations.

The net asset value of shares of a Fund will change in response to fluctuations in prevailing interest rates and changes in the value of the securities held by its corresponding Portfolio. When interest rates decline, the value of securities held by a Portfolio can be expected to rise. Conversely, when interest rates rise, the value of most portfolio security holdings can be expected to decline. Changes in the credit quality of the issuers of municipal obligations held by a Portfolio will affect the principal value of (and possibly the income earned on) on such obligations. In addition, the values of such securities are affected by changes in general economic conditions and business conditions affecting the specific industries of their issuers. Changes by recognized rating services in their ratings of a security and in the ability of the issuer to make payments of principal and interest may also affect the value of a Portfolio's investments. The amount of information about the financial condition of an issuer of municipal obligations may not be as extensive as that made available by corporations whose securities are publicly traded. An investment in shares of a Fund will not constitute a complete investment program.

At times, a substantial portion of the Portfolio's assets may be invested in securities as to which the Portfolio, by itself or together with other accounts managed by the Investment Adviser and its affiliates, holds a major portion or all of such securities. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Portfolio could find it more difficult to sell such securities when the Investment Adviser believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. Under such circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the Portfolio's net asset value.

The secondary market for some municipal obligations issued within a State (including issues which are privately placed with a Portfolio) is less liquid than that for taxable debt obligations or other more widely traded municipal obligations. No Portfolio will invest in illiquid securities if more than 15% of its net assets would be invested in securities that are not readily marketable. No established resale market exists for certain of the municipal obligations in which a Portfolio may invest. The market for obligations rated below investment grade is also likely to be less liquid than the market for higher rated obligations. As a result, a Portfolio may be unable to dispose of these municipal obligations at times when it would otherwise wish to do so at the prices at which they are valued.

Certain securities held by the Portfolio may permit the issuer at its option to "call", or redeem, its securities. If an issuer redeems securities held by the Portfolio during a time of declining interest rates, the Portfolio may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

Some of the securities in which a Portfolio invests may include so-called "zero-coupon" bonds, whose values are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently. Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. Each Portfolio is required to accrue and distribute income from zero-coupon bonds on a current basis, even though it does not receive that income currently in cash. Thus, a Portfolio may have to sell other investments to obtain cash needed to make income distributions.

Each Portfolio may invest in municipal leases, and participations in municipal leases. The obligation of the issuer to meet its obligations under such leases is often subject to the appropriation by the appropriate legislative body, on an annual or other basis, of funds for the payment of the obligations. Investments in municipal leases are thus subject to the risk that the legislative body will not make the necessary appropriation and the issuer will not otherwise be willing or able to meet its obligation.

  EACH FUND AND PORTFOLIO HAVE ADOPTED CERTAIN FUNDAMENTAL INVESTMENT RESTRICTIONS WHICH ARE ENUMERATED IN DETAIL IN THE STATEMENT OF ADDITIONAL INFORMATION AND WHICH MAY NOT BE CHANGED UNLESS AUTHORIZED BY A SHAREHOLDER VOTE AND AN INVESTOR VOTE, RESPECTIVELY. EXCEPT FOR SUCH ENUMERATED RESTRICTIONS AND AS OTHERWISE INDICATED IN THIS PROSPECTUS, THE INVESTMENT OBJECTIVE AND POLICIES OF EACH FUND AND PORTFOLIO ARE NOT FUNDAMENTAL POLICIES AND ACCORDINGLY MAY BE CHANGED BY THE TRUSTEES OF THE TRUST AND THE PORTFOLIO WITHOUT OBTAINING THE APPROVAL OF A FUND'S SHAREHOLDERS OR THE INVESTORS IN THE CORRESPONDING PORTFOLIO, AS THE CASE MAY BE. IF ANY CHANGES WERE MADE IN A FUND'S INVESTMENT OBJECTIVE, THE FUND MIGHT HAVE INVESTMENT OBJECTIVES DIFFERENT FROM THE OBJECTIVE WHICH AN INVESTOR CONSIDERED APPROPRIATE AT THE TIME THE INVESTOR BECAME A SHAREHOLDER IN THE FUND.

ORGANIZATION OF THE FUNDS AND THE PORTFOLIOS
------------------------------------------------------------------------------
EACH FUND IS A NON-DIVERSIFIED SERIES OF EATON VANCE MUNICIPALS TRUST II, A BUSINESS TRUST ESTABLISHED UNDER MASSACHUSETTS LAW PURSUANT TO A DECLARATION OF TRUST DATED OCTOBER 25, 1993, AS AMENDED. THE TRUST IS A MUTUAL FUND -- AN OPEN-END MANAGEMENT INVESTMENT COMPANY. The Trustees of the Trust are responsible for the overall management and supervision of its affairs. The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series and because the Trust can offer separate series (such as the Funds), it is known as a "series company." Each share represents an equal proportionate beneficial interest in a Fund. When issued and outstanding, each Fund's shares are fully paid and nonassessable by the Trust and redeemable as described under "How to Redeem Fund Shares." Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of a Fund, shareholders of that Fund are entitled to share pro rata in the net assets available for distribution to shareholders.

EACH PORTFOLIO IS ORGANIZED AS A TRUST UNDER THE LAWS OF THE STATE OF NEW YORK AND INTENDS TO BE TREATED AS A PARTNERSHIP FOR FEDERAL TAX PURPOSES. The Portfolios, as well as the Trust, intend to comply with all applicable federal and state securities laws. Each Portfolio's Declaration of Trust provides that its corresponding Fund and other entities permitted to invest in that Portfolio (e.g., other U.S. and foreign investment companies, and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of a Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Funds nor their shareholders will be adversely affected by reason of the Funds investing in the Portfolios.

SPECIAL INFORMATION ON THE FUND/PORTFOLIO INVESTMENT STRUCTURE. An investor in a Fund should be aware that the Fund, unlike mutual funds which directly acquire and manage their own portfolios of securities, seeks to achieve its investment objective by investing its assets in an interest in its corresponding Portfolio, which is a separate investment company with an identical investment objective (although the Fund may temporarily hold a de minimis amount of cash). Therefore, a Fund's interest in the securities owned by its corresponding Portfolio is indirect. In addition to selling an interest to its corresponding Fund, a Portfolio may sell interests to other affiliated and non-affiliated mutual funds or institutional investors. Such investors will invest in a Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in a Portfolio are not required to sell their shares at the same public offering price as the corresponding Fund due to variations in sales commissions and other operating expenses. Therefore, investors in a Fund should be aware that these differences may result in differences in returns experienced by investors in the various funds that invest in its corresponding Portfolio. Such differences in returns are also present in other mutual fund structures, including funds that have multiple classes of shares. For information regarding the investment objective, policies and restrictions of the Portfolios, see "The Funds" Investment Objectives" and "How the Funds and the Portfolios Invest their Assets". Further information regarding investment practices may be found in the Statement of Additional Information.

The Trustees of the Trust have considered the advantages and disadvantages of investing the assets of each Fund in its corresponding Portfolio, as well as the advantages and disadvantages of the two-tier format. The Trustees believe that the structure offers opportunities for substantial growth in the assets of the Portfolios, and affords the potential for economies of scale for each Fund, at least when the assets of its corresponding Portfolio exceed $500 million.

A Fund may withdraw (completely redeem) all its assets from its corresponding Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interest of that Fund to do so. The investment objective and the nonfundamental investment policies of each Fund and Portfolio may be changed by the Trustees of the Trust and the Portfolio without obtaining the approval of the shareholders of that Fund or the investors in that Portfolio, as the case may be. Any such change of an investment objective will be preceded by thirty days' advance written notice to the shareholders of the Fund or the investors in the Portfolio, as the case may be. In the event a Fund withdraws all of its assets from its corresponding Portfolio, or the Board of Trustees of the Trust determines that the investment objective of such Portfolio is no longer consistent with the investment objective of the Fund, such Trustees would consider what action might be taken, including investing the assets of such Fund in another pooled investment entity or retaining an investment adviser to manage the Fund's assets in accordance with its investment objective. A Fund's investment performance may be affected by a withdrawal of all its assets from its corresponding Portfolio.

Information regarding other pooled investment entities or funds which invest in a Portfolio may be obtained by contacting Eaton Vance Distributors, Inc. (the "Principal Underwriter" or "EVD"), 24 Federal Street, Boston, MA 02110, (617) 482-8260. Smaller investors in a Portfolio may be adversely affected by the actions of a larger investor in the Portfolio. For example, if a large investor withdraws from a Portfolio, the remaining investors may experience higher pro rata operating expenses, thereby producing lower returns. Additionally, a Portfolio may hold fewer securities, resulting in increased portfolio risk, and experience decreasing economies of scale. However, this possibility exists as well for historically structured mutual funds which have large or institutional investors.

Until 1992, the Administrator sponsored and advised historically structured funds. Funds which invest all their assets in interests in a separate investment company are a relatively new development in the mutual fund industry and, therefore, the Funds may be subject to additional regulations than historically structured funds.

Each Portfolio's Declaration of Trust provides that the Portfolio will terminate 120 days after the complete withdrawal of a Fund or any other investor in the Portfolio, unless either the remaining investors, by unanimous vote at a meeting of such investors, or a majority of the Trustees of the Portfolio, by written instrument consented to by all investors, agree to continue the business of the Portfolio. This provision is consistent with treatment of the Portfolios as partnerships for federal income tax purposes. See "Distributions and Taxes" for further information. Whenever a Fund as an investor in a Portfolio is requested to vote on matters pertaining to the Portfolio (other than the termination of the Portfolio's business, which may be determined by the Trustees of the Portfolio without investor approval), the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. A Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in a Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the corresponding Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, a Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of a Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

The Trustees of the Trust, including a majority of the noninterested Trustees, have approved written procedures designed to identify and address any potential conflicts of interest arising from the fact that the Trustees of the Trust and the Trustees of each Portfolio are the same. Such procedures require each Board to take action to resolve any conflict of interest between a Fund and its corresponding Portfolio, and it is possible that the creation of separate Boards may be considered. For further information concerning the Trustees and officers of the Trust and the Portfolios, see the Statement of Additional Information.

Although each Fund offers only its own shares of beneficial interest, it is possible that a Fund might become liable for a misstatement or omission in this Prospectus regarding another Fund because the Funds use this combined Prospectus. The Trustees of the Trust have considered this factor in approving the use of a combined Prospectus.

MANAGEMENT OF THE FUNDS AND THE PORTFOLIOS
------------------------------------------------------------------------------
EACH PORTFOLIO ENGAGES BOSTON MANAGEMENT AND RESEARCH ("BMR"), A WHOLLY-OWNED SUBSIDIARY OF EATON VANCE MANAGEMENT ("EATON VANCE"), AS ITS INVESTMENT ADVISER. EATON VANCE, ITS AFFILIATES AND ITS PREDECESSOR COMPANIES HAVE BEEN MANAGING ASSETS OF INDIVIDUALS AND INSTITUTIONS SINCE 1924 AND MANAGING INVESTMENT COMPANIES SINCE 1931.

Acting under the general supervision of the Board of Trustees of each Portfolio, BMR manages each Portfolio's investments and affairs and furnishes for the use of each Portfolio office space and all necessary office facilities, equipment and personnel for servicing the investments of the Portfolios. Under its investment advisory agreement with a Portfolio, BMR receives a monthly advisory fee equal to the aggregate of

    (a) a daily asset based fee computed by applying the annual asset rate applicable to that portion of the total daily net assets in each Category as indicated below, plus

    (b) a daily income based fee computed by applying the daily income rate applicable to that portion of the total daily gross income (which portion shall bear the same relationship to the total daily gross income on such day as that portion of the total daily net assets in the same Category bears to the total daily net assets on such day) in each Category as indicated below:

                                                   ANNUAL              DAILY
CATEGORY  DAILY NET ASSETS                       ASSET RATE         INCOME RATE
-------------------------------------------------------------------------------
  1       up to $20 million ...................... 0.100%              1.00%
  2       $20 million but less than $40 million .. 0.200%              2.00%
  3       $40 million but less than $500 million . 0.300%              3.00%
  4       $500 million but less than $1 billion .. 0.275%              2.75%
  5       $1 billion but less than $1.5 billion .. 0.250%              2.50%
  6       $1.5 billion but less than $2 billion .. 0.225%              2.25%
  7       $2 billion but less than $3 billion .... 0.200%              2.00%
  8       $3 billion and over .................... 0.175%              1.75%

For the fiscal year ended January 31, 1996, each Portfolio, absent a fee reduction, would have paid advisory fees equivalent to the following annualized percentage of average daily net assets:

                                         NET ASSETS AS OF
PORTFOLIO                                JANUARY 31, 1996          ADVISORY FEE
-------------------------------------------------------------------------------
 Florida Insured ....................     $                                 %(1)
 Hawaii .............................                                       %(2)
 Kansas .............................                                       %(3)

(1) To enhance the net income of the Florida Insured Portfolio, BMR made a reduction of its advisory fee in the full amount of such fee and BMR was allocated $ of expenses related to the operation of such Portfolio.

(2) To enhance the net income of the Hawaii Portfolio, BMR made a reduction of its advisory fee in the full amount of such fee and BMR was allocated $ of expenses related to the operation of such Portfolio.

(3) To enhance the net income of the Kansas Portfolio, BMR made a reduction of its advisory fee in the full amount of such fee and BMR was allocated $ of expenses related to the operation of such Portfolio.

BMR OR EATON VANCE ACTS AS INVESTMENT ADVISER TO INVESTMENT COMPANIES AND VARIOUS INDIVIDUAL AND INSTITUTIONAL CLIENTS WITH ASSETS UNDER MANAGEMENT OF APPROXIMATELY $16 BILLION. Eaton Vance is a wholly-owned subsidiary of Eaton Vance Corp., a publicly held holding company. Eaton Vance Corp., through its subsidiaries and affiliates, engages in investment management and marketing activities, oil and gas operations, real estate investment, consulting and management, and development of precious metals properties.

Timothy T. Browse has acted as the portfolio manager of the Florida Insured Portfolio since December 1, 1995. He has been a Vice President of Eaton Vance and of BMR since 1993 and an employee of Eaton Vance since 1992. Prior to joining Eaton Vance, he was a municipal bond trader at Fidelity Management & Research Company (1987-1992).

Robert B. MacIntosh has acted as the portfolio manager of the Hawaii Portfolio since it commenced operations. Mr. MacIntosh has been a Vice President of Eaton Vance since 1991 and of BMR since 1992. Prior to joining Eaton Vance, he was a portfolio manager at Fidelity Management & Research Company (1986-1991).

Nicole Anderes has acted as the portfolio manager of the Kansas Portfolio since it commenced operations. She joined Eaton Vance and BMR as a Vice President in January 1994. Prior to joining Eaton Vance, she was a Vice President and portfolio manager at Lazard Freres Asset Management (1992-1994) and a Vice President and Manager -- Municipal Research at Roosevelt & Cross (1987-1992).

Municipal obligations are normally traded on a net basis (without commission) through broker-dealers and banks acting for their own account. Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market, and the difference is customarily referred to as the spread. In selecting firms which will execute portfolio transactions, BMR judges their professional ability and quality of service and uses its best efforts to obtain execution at prices which are advantageous to the Portfolios and at reasonably competitive spreads. Subject to the foregoing, BMR may consider sales of shares of the Funds or of other investment companies sponsored by BMR or Eaton Vance as a factor in the selection of firms to execute portfolio transactions.

The Trust has retained the services of Eaton Vance to act as Administrator of the Funds. The Trust has not retained the services of an investment adviser since the Trust seeks to achieve the investment objective of each Fund by investing its assets in its corresponding Portfolio. As Administrator, Eaton Vance provides the Funds with general office facilities and supervises the overall administration of the Fund. For these services Eaton Vance currently receives no compensation. The Trustees of the Trust may determine, in the future, to compensate Eaton Vance for such services.

The Portfolios and the Funds, as the case may be, will each be responsible for all of its respective costs and expenses not expressly stated to be payable by BMR under the investment advisory agreement, by Eaton Vance under the administrative services agreement, or by EVD under the distribution agreement. Such costs and expenses to be borne by the Portfolios and the Funds, as the case may be, include, without limitation; custody and transfer agency fees and expenses, including those for determining net asset value and keeping accounting books and records; expenses of pricing and valuation services; the cost of share certificates; membership dues in investment company organizations; expenses of acquiring, holding and disposing of securities and other investments; fees and expenses of registering under the securities laws and the governmental fees; expenses of reporting to shareholders and investors; proxy statements and other expenses of shareholders' or investors' meetings; insurance premiums; printing and mailing expenses; interest, taxes and corporate fees; legal and accounting expenses; compensation and expenses of Trustees not affiliated with BMR or Eaton Vance; and investment advisory fees, and, if any, administrative services fees. The Portfolios and the Funds will also each bear expenses incurred in connection with litigation in which the Portfolios or the Funds, as the case may be, is a party and any legal obligation to indemnify its respective officers and Trustees with respect thereto.

SERVICE PLANS
-------------------------------------------------------------------------------
In addition to advisory fees and other expenses, each Fund pays service fees pursuant to a Service Plan (the "Plan") designed to meet the service fee requirements of the sales charge rule of the National Association of Securities Dealers, Inc. EACH FUND'S PLAN PROVIDES THAT THE FUND MAY MAKE SERVICE FEE PAYMENTS FOR PERSONAL SERVICES AND/OR THE MAINTENANCE OF SHAREHOLDER ACCOUNTS TO THE PRINCIPAL UNDERWRITER, FINANCIAL SERVICE FIRMS ("AUTHORIZED FIRMS") AND OTHER PERSONS IN AMOUNTS NOT EXCEEDING .25% OF THE FUND'S AVERAGE DAILY NET ASSETS FOR ANY FISCAL YEAR. The Trustees of the Trust have initially implemented each Fund's Plan by authorizing the Fund to make service fee payments to the Principal Underwriter and Authorized Firms in amounts not expected to exceed
 .20% of the Fund's average daily net assets for any fiscal year which is based on the value of Fund shares sold by such persons and remaining outstanding for at least twelve months. However, each Fund's Plan authorizes the Trustees of the Trust on behalf of the Fund to increase payments to the Principal Underwriter, Authorized Firms and other persons from time to time without further action by shareholders of the Fund, provided that the aggregate amount of payments made to such persons under the Plan in any fiscal year of the Fund does not exceed .25% of the Fund's average daily net assets. For the fiscal year ended January 31, 1996, the Florida Insured Fund did not pay any service fees under the Plan. The Fund began accruing service fee payments during the quarter ended June 30, 1995. The Plan is described further in the Statement of Additional Information.

Prior to February 1, 1996, the Hawaii Fund and Kansas Fund made sales commission and distribution fee payments pursuant to a Distribution Plan. During the fiscal year ended January 31, 1996, each such Fund paid or accrued sales commissions under that Distribution Plan equivalent to .75% (annualized) of such Fund's average daily net assets. Each such Fund also paid or accrued service fees under that Distribution Plan equivalent to 0.20% (annualized) of such Fund's average daily net assets for such period.

VALUING FUND SHARES
------------------------------------------------------------------------------
EACH FUND VALUES ITS SHARES ONCE ON EACH DAY THE NEW YORK STOCK EXCHANGE (THE "EXCHANGE") IS OPEN FOR TRADING, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). Each Fund's net asset value per share is determined by its custodian, Investors Bank & Trust Company ("IBT"), (as agent for the Fund) in the manner authorized by the Trustees of the Trust. Net asset value is computed by dividing the value of a Fund's total assets, less its liabilities, by the number of shares outstanding. Because each Fund invests its assets in an interest in its corresponding Portfolio, a Fund's net asset value will reflect the value of its interest in the Portfolio (which, in turn, reflects the underlying value of the Portfolio's assets and liabilities).

Authorized Firms must communicate an investor's order to the Principal Underwriter prior to the close of the Principal Underwriter's business day to receive that day's net asset value per Fund share and the public offering price based thereon. It is the Authorized Firms' responsibility to transmit orders promptly to the Principal Underwriter, which is a wholly-owned subsidiary of Eaton Vance.

Each Portfolio's net asset value is also determined as of the close of regular trading on the Exchange by IBT (as custodian and agent for the Portfolio), based on market or fair value in the manner authorized by the Trustees of the Portfolio. Net asset value is computed by subtracting the liabilities of a Portfolio from the value of its total assets. Municipal obligations will normally be valued on the basis of valuations furnished by a pricing service. For further information regarding the valuation of the Portfolios' assets, see "Determination of Net Asset Value" in the Statement of Additional Information.

  SHAREHOLDERS MAY DETERMINE THE VALUE OF THEIR INVESTMENT BY MULTIPLYING THE NUMBER OF FUND SHARES OWNED BY THE CURRENT NET ASSET VALUE PER SHARE.


HOW TO BUY FUND SHARES
------------------------------------------------------------------------------
SHARES OF A FUND MAY BE PURCHASED FOR CASH OR MAY BE ACQUIRED IN EXCHANGE FOR SECURITIES. Investors may purchase shares of a Fund through Authorized Firms at the effective public offering price, which price is based on the effective net asset value per share plus the applicable sales charge. A Fund receives the net asset value, while the sales charge is divided between the Authorized Firm and the Principal Underwriter. The Principal Underwriter will furnish the names of Authorized Firms to an investor upon request. An Authorized Firm may charge its customers a fee in connection with transactions executed by that Firm. A Fund may suspend the offering of shares at any time and may refuse an order for the purchase of shares. Shares of each Fund are offered for sale only in States where such shares may be legally sold.

The sales charge may vary depending on the size of the purchase and the number of shares of Eaton Vance funds the investor may already own, any arrangement to purchase additional shares during a 13-month period or special purchase programs. Complete details of how investors may purchase shares at reduced sales charges under a Statement of Intention or Right of Accumulation are available from Authorized Firms or the Principal Underwriter.

The current sales charges and dealer commissions are:

                                              SALES CHARGE          SALES CHARGE          DEALER COMMISSION
                                              AS PERCENTAGE OF      AS PERCENTAGE OF      AS PERCENTAGE OF
  AMOUNT OF PURCHASE                          OFFERING PRICE        AMOUNT INVESTED       OFFERING PRICE
  ---------------------------------------------------------------------------------------------------------
  Less than $50,000                           3.75%                 3.90%                 4.00%
  $50,000 but less than $100,000              2.75                  2.83                  3.00
  $100,000 but less than $250,000             2.25                  2.30                  2.50
  $250,000 but less than $500,000             1.75                  1.78                  2.00
  $500,000 but less than $1,000,000           1.25                  1.27                  1.50
  $1,000,000 or more                          0.00*                 0.00*                 0.50

*No sales charge is payable at the time of purchase on investments of $1 million or more. A contingent deferred sales charge ("CDSC") of 0.50% will be imposed on such investments (as described below) in the event of certain redemptions within 12 months of purchase. For the Florida Insured Fund, such purchases made before March 27, 1995 will be subject to a CDSC of 1% in the event of certain redemptions within 18 months of purchase.

The Principal Underwriter may at times allow discounts up to the full sales charge. During periods when the discount includes the full sales charge, Authorized Firms may be deemed to be underwriters as that term is defined in the Securities Act of 1933. The Principal Underwriter may, from time to time, at its own expense, provide additional incentives to Authorized Firms which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the Principal Underwriter. In some instances, such additional incentives may be offered only to certain Authorized Firms whose representatives sell or are expected to sell significant amounts of shares.

An initial investment in a Fund must be at least $1,000. Once an account has been established the investor may send investments of $50 or more at any time directly to the Funds' transfer agent (the "Transfer Agent") as follows: First Data Investor Services Group, BOS725, P.O. Box 1559, Boston, MA 02104. The $1,000 minimum initial investment is waived for Bank Automated Investing accounts, which may be established with an investment of $50 or more. See "Eaton Vance Shareholder Services".

Shares of a Fund may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds, including the Portfolios; to officers and employees and clients of Eaton Vance and its affiliates; to registered representatives and employees of Authorized Firms; and bank employees who refer customers to registered representatives of Authorized Firms; and to such persons' spouses and children under the age of 21 and their beneficial accounts. Shares may also be issued at net asset value (1) in connection with the merger of an investment company with a Fund, (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with the Investment Adviser provides multiple investment services, such as management, brokerage and custody, (3) where the amount invested represents redemption proceeds from a mutual fund unaffiliated with Eaton Vance, if the redemption occurred no more than 60 days' prior to the purchase of Fund shares and the redeemed shares were subject to a sales charge, and (4) to an investor making an investment through an investment adviser, financial planner, broker or other intermediary that charges a fee for its services and has entered into an agreement with a Fund or its Principal Underwriter.

ACQUIRING FUND SHARES IN EXCHANGE FOR SECURITIES. IBT, as escrow agent, will receive securities acceptable to Eaton Vance, as Administrator, in exchange for Fund shares at the applicable public offering price shown above. The minimum value of securities (or securities and cash) accepted for deposit is $5,000. Securities accepted will be sold on the day of their receipt or as soon thereafter as possible. The number of Fund shares to be issued in exchange for securities will be the aggregate proceeds from the sale of such securities, divided by the applicable public offering price per Fund share on the day such proceeds are received. Eaton Vance will use reasonable efforts to obtain the then current market price for such securities but does not guarantee the best available price. Eaton Vance will absorb any transaction costs, such as commissions, on the sale of the securities.

Securities determined to be acceptable should be transferred via book entry or physically delivered, in proper form for transfer, through an Authorized Firm, together with a completed and signed Letter of Transmittal in approved form (available from Authorized Firms), as follows:

    IN THE CASE OF BOOK ENTRY:
    Deliver through Depository Trust Co.
    Broker #2212
    Investors Bank & Trust Company

    For A/C EV Traditional [State name] Municipals Fund
    IN THE CASE OF PHYSICAL DELIVERY:
    Investors Bank & Trust Company
    Attention: EV Traditional [State name] Municipals Fund
    Physical Securities Processing Settlement Area
    89 South Street
    Boston, MA 02111

Investors who are contemplating an exchange of securities for shares of a Fund, or their representatives, must contact Eaton Vance to determine whether the securities are acceptable before forwarding such securities to IBT. Eaton Vance reserves the right to reject any securities. Exchanging securities for Fund shares may create a taxable gain or loss. Each investor should consult his or her tax adviser with respect to the particular federal, State and local tax consequences of exchanging securities for Fund shares.

  IF YOU DON'T HAVE AN AUTHORIZED FIRM, EATON VANCE CAN RECOMMEND ONE.

HOW TO REDEEM FUND SHARES
-------------------------------------------------------------------------------

A SHAREHOLDER MAY REDEEM FUND SHARES BY DELIVERING TO FIRST DATA INVESTOR SERVICES GROUP, BOS725, P.O. BOX 1559, BOSTON, MASSACHUSETTS 02104, during its business hours a written request for redemption in good order, plus any share certificates with executed stock powers. The redemption price will be based on the net asset value per share of the applicable Fund next computed after such delivery. Good order means that all relevant documents must be endorsed by the record owner(s) exactly as the shares are registered and the signature(s) must be guaranteed by a member of either the Securities Transfer Association's STAMP program or the New York Stock Exchange's Medallion Signature Program, or certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations as required by a regulation of the Securities and Exchange Commission and acceptable to First Data Investor Services Group. In addition, in some cases, good order may require the furnishing of additional documents such as where shares are registered in the name of a corporation, partnership or fiduciary.

Within seven days after receipt of a redemption request in good order by First Data Investor Services Group, a Fund will make payment in cash for the net asset value of the shares as of the date determined above, reduced by the amount of any federal income tax required to be withheld. Although each Fund normally expects to make payment in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of a Fund, either totally or partially, by a distribution in kind of readily marketable securities withdrawn by that Fund from its corresponding Portfolio. The securities so distributed would be valued pursuant to the Portfolio's valuation procedures. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.


To sell shares at their net asset value through an Authorized Firm (a repurchase), a shareholder can place a repurchase order with the Authorized Firm, which may charge a fee. The value of such shares is based upon the net asset value calculated after EVD, as the Funds' agent, receives the order. It is the Authorized Firm's responsibility to transmit promptly repurchase orders to EVD. Throughout this Prospectus, the word "redemption" is generally meant to include a repurchase.

If shares were recently purchased, the proceeds of redemption (or repurchase) will not be sent until the check (including a certified or cashier's check) received for the shares purchased has cleared. Payment for shares tendered for redemption may be delayed up to 15 days from the purchase date when the purchase check has not yet cleared. Redemptions or repurchases may result in a taxable gain or loss.

Due to the high cost of maintaining small accounts, each Fund reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days' written notice to make an additional purchase. However, no such redemption would be required by a Fund if the cause of the low account balance was a reduction in the net asset value of Fund shares.

If shares have been purchased at net asset value with no initial sales charge by virtue of the purchase having been in the amount of $1 million or more and are redeemed within 12 months of purchase, a CDSC of 0.50% will be imposed on such redemption. For the Florida Insured Fund, such purchases made before March 27, 1995 will be subject to a CDSC of 1% in the event of certain redemptions made within 18 months of purchase. In addition, certain shares of the Hawaii Fund and Kansas Fund purchased prior to February 1, 1996 and redeemed within the first year of their purchase (except shares acquired through the reinvestment of distributions) generally will be subject to a CDSC equal to 1% of the net asset value of redeemed shares. The CDSC will be retained by the Principal Underwriter. The CDSC will be imposed on an amount equal to the lesser of the current market value or the original purchase price of the shares redeemed. Accordingly, no CDSC will be imposed on increases in account value above the initial purchase price, including any distributions that have been reinvested in additional shares. In determining whether a CDSC is applicable to a redemption, the calculation will be made in a manner that results in the lowest possible rate being charged. It will be assumed that redemptions are made first from any shares in the shareholder's account that are not subject to a CDSC.

The CDSC is waived for redemptions involving certain liquidation, merger or acquisition transactions involving other investment companies. If a shareholder reinvests redemption proceeds within a 60-day period and in accordance with the conditions set forth under "Eaton Vance Shareholder Services -- Reinvestment Privilege," the shareholder's account will be credited with the amount of any CDSC paid on such redeemed shares. In addition, the CDSC applicable to shares of the Hawaii Fund and Kansas Fund purchased prior to February 1, 1996 will be waived for shares redeemed (1) pursuant to a Withdrawal Plan (see "Eaton Vance Shareholder Services"), (2) as part of a distribution from a retirement plan qualified under Section 401, 403 (b) or 457 of the Internal Revenue Code of 1986, as amended (the "Code"), or (3) as part of a minimum required distribution from other tax-sheltered retirement plans.

REPORTS TO SHAREHOLDERS
------------------------------------------------------------------------------

EACH FUND WILL ISSUE TO ITS SHAREHOLDERS SEMI-ANNUAL AND ANNUAL REPORTS CONTAINING FINANCIAL STATEMENTS. Financial statements included in annual reports are audited by the Funds' independent certified public accountants. Shortly after the end of each calendar year, each Fund will furnish its shareholders with information necessary for preparing federal and State tax returns. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.

THE LIFETIME INVESTING ACCOUNT/DISTRIBUTION OPTIONS
------------------------------------------------------------------------------

AFTER AN INVESTOR MAKES AN INITIAL PURCHASE OF FUND SHARES, THE FUNDS' TRANSFER AGENT, FIRST DATA INVESTOR SERVICES GROUP, WILL SET UP A LIFETIME INVESTING ACCOUNT FOR THE INVESTOR ON THE APPLICABLE FUND'S RECORDS. This account is a complete record of all transactions between the investor and the Fund which at all times shows the balance of shares owned. A Fund will not issue share certificates except upon request.

At least quarterly, shareholders will receive a statement showing complete details of any transaction and the current balance in the account. THE LIFETIME INVESTING ACCOUNT ALSO PERMITS A SHAREHOLDER TO MAKE ADDITIONAL INVESTMENTS IN SHARES OF A FUND BY SENDING A CHECK FOR $50 OR MORE to First Data Investor Services Group.

Any questions concerning a shareholder's account or services available may be directed by telephone to EATON VANCE SHAREHOLDER SERVICES at 800-225-6265, extension 2, or in writing to First Data Investor Services Group, BOS725, P.O. Box 1559, Boston, MA, 02104 (please provide the name of the shareholder, the Fund and the account number).

THE FOLLOWING DISTRIBUTION OPTIONS WILL BE AVAILABLE TO ALL LIFETIME INVESTING ACCOUNTS and may be changed as often as desired by written notice to the Funds' dividend disbursing agent, First Data Investor Services Group, BOS725, P.O. Box 1559, Boston, MA 02104. The currently effective option will appear on each account statement.

Share Option -- Dividends and capital gains will be reinvested in additional shares.

Income Option -- Dividends will be paid in cash, and capital gains will be reinvested in additional shares.

Cash Option -- Dividends and capital gains will be paid in cash.


The Share Option will be assigned if no other option is specified. Distributions, including those reinvested, will be reduced by any withholding required under federal income tax laws.

If the Income Option or Cash Option has been selected, dividend and/or capital gains distribution checks which are returned by the United States Postal Service as not deliverable or which remain uncashed for six months or more will be reinvested in the account in shares at the then current net asset value. Furthermore, the distribution option on the account will be automatically changed to the Share Option until such time as the shareholder selects a different option.

DISTRIBUTION INVESTMENT OPTION. In addition to the distribution options set forth above, dividends and/or capital gains may be invested in additional shares of another Eaton Vance fund. Before selecting this option, a shareholder should obtain a prospectus of the other Eaton Vance fund and consider its objectives and policies carefully.

"STREET NAME" ACCOUNTS. If shares of a Fund are held in a "street name" account with an Authorized Firm, all recordkeeping, transaction processing and payments of distributions relating to the beneficial owner's account will be performed by the Authorized Firm, and not by the Fund and its Transfer Agent. Since a Fund will have no record of the beneficial owner's transactions, a beneficial owner should contact the Authorized Firm to purchase, redeem or exchange shares, to make changes in or give instructions concerning the account, or to obtain information about the account. The transfer of shares in a "street name" account to an account with another dealer or to an account directly with a Fund involves special procedures and will require the beneficial owner to obtain historical purchase information about the shares in the account from the Authorized Firm. Before establishing a "street name" account with an investment firm, or transferring the account to another investment firm, an investor wishing to reinvest distributions should determine whether the firm which will hold the shares allows reinvestment of distributions in "street name" accounts.

THE EATON VANCE EXCHANGE PRIVILEGE
------------------------------------------------------------------------------

Shares of a Fund currently may be exchanged for shares of any of the following funds: Eaton Vance Cash Management Fund, Eaton Vance Income Fund of Boston, Eaton Vance Municipal Bond Fund L.P., Eaton Vance Tax Free Reserves and any fund in the Eaton Vance Traditional Group of Funds on the basis of the net asset value per share of each fund at the time of the exchange (plus, in the case of an exchange made within six months of the date of purchase of shares subject to initial sales charge, an amount equal to the difference, if any, between the sales charge previously paid on the shares being exchanged and the sales charge payable on the shares being acquired). Such exchange offers are available only in States where shares of the fund being acquired may be legally sold.

Each exchange must involve shares which have a net asset value of at least $1,000. The exchange privilege may be changed or discontinued without penalty. Shareholders will be given sixty (60) days' notice prior to any termination or material amendment of the exchange privilege. The Funds do not permit the exchange privilege to be used for "Market Timing" and may terminate the exchange privilege for any shareholder account engaged in Market Timing activity. Any shareholder account for which more than two round-trip exchanges are made within any twelve month period will be deemed to be engaged in Market Timing. Furthermore, a group of unrelated accounts for which exchanges are entered contemporaneously by a financial intermediary will be considered to be engaged in Market Timing.

Shares of a Fund which are subject to a CDSC may be exchanged into any of the above funds without incurring the CDSC. The shares acquired in an exchange may be subject to a CDSC upon redemption. For purposes of computing the CDSC payable upon redemption of shares acquired in an exchange, the holding period of the original shares is added to the holding period of the shares acquired in the exchange.

First Data Investor Services Group makes exchanges at the next determined net asset value after receiving an exchange request in good order (see "How to Redeem Fund Shares"). Consult First Data Investor Services Group for additional information concerning the exchange privilege. Applications and prospectuses of other funds are available from Authorized Firms or the Principal Underwriter. The prospectus for each fund describes its investment objectives and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange.

Shares of certain other funds for which Eaton Vance acts as investment adviser or administrator may be exchanged for Fund shares on the basis of the net asset value per share of each fund at the time of the exchange, but subject to any restrictions or qualifications set forth in the current prospectus of any such fund.

Telephone exchanges are accepted by First Data Investor Services Group provided that the investor has not disclaimed in writing the use of the privilege. To effect such exchanges, call First Data Investor Services Group at 800-262-1122 or, within Massachusetts, 617-573-9403, Monday through Friday, 9:00 a.m. to 4:00 p.m. (Eastern Standard Time). Shares acquired by telephone exchange must be registered in the same name(s) and with the same address as the shares being exchanged. Neither the Funds, the Principal Underwriter nor First Data Investor Services Group will be responsible for the authenticity of exchange instructions received by telephone, provided that reasonable procedures to confirm that instructions communicated are genuine have been followed. Telephone instructions will be tape recorded. In times of drastic economic or market changes, a telephone exchange may be difficult to implement. An exchange may result in a taxable gain or loss.

EATON VANCE SHAREHOLDER SERVICES
------------------------------------------------------------------------------

THE FUNDS OFFER THE FOLLOWING SERVICES, WHICH ARE VOLUNTARY, INVOLVE NO EXTRA CHARGE, AND MAY BE CHANGED OR DISCONTINUED WITHOUT PENALTY AT ANY TIME. Full information on each of the services described below and an application, where required, are available from Authorized Firms or the Principal Underwriter. The cost of administering such services for the benefit of shareholders who participate in them is borne by the applicable Fund as an expense to all shareholders.

INVEST-BY-MAIL -- FOR PERIODIC SHARE ACCUMULATION: Once the $1,000 minimum investment has been made, checks of $50 or more payable to the order of the Fund being purchased may be mailed directly to First Data Investor Services Group, BOS725, P.O. Box 1559, Boston, MA 02104 at any time -- whether or not distributions are reinvested. The name of the shareholder, the Fund and the account number should accompany each investment.

BANK AUTOMATED INVESTING -- FOR REGULAR SHARE ACCUMULATION: Cash investments of $50 or more may be made automatically each month or quarter from a shareholder's bank account. The $1,000 minimum initial investment and small account redemption policy are waived for these accounts.


STATEMENT OF INTENTION: Purchases of $50,000 or more made over a 13-month period are eligible for reduced sales charges. See "Statement of Intention and Escrow Agreement."

RIGHT OF ACCUMULATION: Purchases may qualify for reduced sales charges when the current market value of holdings (shares at current offering price), plus new purchases, reaches $50,000 or more. Shares of the Eaton Vance funds listed under "The Eaton Vance Exchange Privilege" may be combined under the Statement of Intention and Right of Accumulation.

WITHDRAWAL PLAN: A shareholder may draw on shareholdings systematically with monthly or quarterly checks in an amount specified by the shareholder. A minimum deposit of $5,000 in shares is required. The maintenance of a withdrawal plan concurrently with purchases of additional shares would be disadvantageous because of the sales charge included in such purchases.

REINVESTMENT PRIVILEGE: A SHAREHOLDER WHO HAS REPURCHASED OR REDEEMED SHARES MAY REINVEST AT NET ASSET VALUE ANY PORTION OR ALL OF THE REPURCHASE OR REDEMPTION PROCEEDS (PLUS THAT AMOUNT NECESSARY TO ACQUIRE A FRACTIONAL SHARE TO ROUND OFF THE PURCHASE TO THE NEAREST FULL SHARE) IN SHARES OF A FUND, or, provided that the shares repurchased or redeemed have been held for at least 60 days, in shares of any of the other funds offered by the Principal Underwriter subject to an initial sales charge, provided that the reinvestment is effected within 60 days after such repurchase or redemption, and the privilege has not been used more than once in the prior 12 months. Shares are sold to a reinvesting shareholder at the next determined net asset value following timely receipt of a written purchase order by the Principal Underwriter or by the fund the shares of which are being purchased (or by such fund's transfer agent). The privilege is also available to shareholders of the funds listed under "The Eaton Vance Exchange Privilege" who wish to reinvest such redemption or repurchase proceeds in shares of a Fund. If a shareholder reinvests redemption proceeds within the 60-day period, the shareholder's account will be credited with the amount of any CDSC paid on such redeemed shares. To the extent that any shares of the Fund are sold at a loss and the proceeds are reinvested in shares of the Fund (or other shares of the Fund are acquired within the period beginning 30 days before and ending 30 days after the date of the redemption) some or all of the loss generally will not be allowed as a tax deduction. Shareholders should consult their tax advisers concerning the tax consequences of reinvestments.

DISTRIBUTIONS AND TAXES
------------------------------------------------------------------------------
SUBSTANTIALLY ALL OF THE INVESTMENT INCOME ALLOCATED TO A FUND BY ITS CORRESPONDING PORTFOLIO, LESS THE FUND'S DIRECT AND ALLOCATED EXPENSES, WILL BE DECLARED DAILY AS A DISTRIBUTION TO FUND SHAREHOLDERS OF RECORD AT THE TIME OF DECLARATION. Such distributions, whether taken in cash or reinvested in additional shares, will ordinarily be paid on the last day of each month or the next business day thereafter. Each Fund anticipates that for tax purposes the entire distribution, whether paid in cash or reinvested in additional shares of the Fund, will constitute tax-exempt income to shareholders, except for the proportionate part of the distribution that may be considered taxable income if the Fund has taxable income during the calendar year. Shareholders reinvesting the monthly distribution should treat the amount of the entire distribution as the tax cost basis of the additional shares acquired by reason of such reinvestment. Daily distribution crediting will commence on the day that collected funds for the purchase of Fund shares are available at the Transfer Agent. Shareholders of a Fund will receive timely federal income tax information as to the tax-exempt or taxable status of all distributions made by the Fund during the calendar year. A Fund's net realized capital gains, if any, consist of the net realized capital gains allocated to the Fund by its corresponding Portfolio for tax purposes, after taking into account any available capital loss carryovers; a Fund's net realized capital gains, if any, will be distributed at least once a year, usually in December.

Sales charges paid upon a purchase of Fund shares cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent shares of a Fund or of another fund are subsequently acquired pursuant to a Fund's reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder's tax basis in some or all of any other shares acquired.

Each Fund intends to qualify as a regulated investment company under the Code and to satisfy all requirements necessary to be relieved of federal taxes on income and gains it distributes to shareholders. In satisfying these requirements, each Fund will treat itself as owning its proportionate share of each of its corresponding Portfolio's assets and as entitled to the income of the Portfolio properly attributable to such share.

  AS A REGULATED INVESTMENT COMPANY UNDER THE CODE, EACH FUND DOES NOT PAY FEDERAL INCOME OR EXCISE TAXES TO THE EXTENT THAT IT DISTRIBUTES TO SHAREHOLDERS ITS NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS IN ACCORDANCE WITH THE TIMING REQUIREMENTS IMPOSED BY THE CODE. AS PARTNERSHIPS UNDER THE CODE, THE PORTFOLIOS DO NOT PAY FEDERAL INCOME OR EXCISE TAXES.

Distributions of interest on certain municipal obligations constitute a tax preference item under the alternative minimum tax provisions applicable to individuals and corporations. Distributions of taxable income (including a portion of any original issue discount with respect to certain stripped municipal obligations and stripped coupons and accretion of certain market discount) and net short-term capital gains will be taxable to shareholders as ordinary income. Distributions of long-term capital gains are taxable to shareholders as such for federal income tax purposes, regardless of the length of time Fund shares have been owned by the shareholder. Distributions are taxed in the manner described above whether paid in cash or reinvested in additional shares of a Fund. Tax-exempt distributions received from a Fund are includable in the tax base for determining the taxability of social security and railroad retirement benefits.

Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of a Fund is not deductible to the extent it is deemed related to the Fund's distribution of tax-exempt interest. Further, entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development or private activity bonds should consult their tax advisers before purchasing shares of a Fund. "Substantial user" is defined in applicable Treasury regulations to include a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of industrial development bonds and would likely be interpreted to include private activity bonds issued to finance similar facilities.

SEE THE APPENDIX TO THIS PROSPECTUS FOR INFORMATION CONCERNING STATE TAXES. Shareholders should consult their own tax advisers with respect to the State, local and foreign tax consequences of investing in a Fund.

PERFORMANCE INFORMATION
------------------------------------------------------------------------------

FROM TIME TO TIME, EACH FUND MAY ADVERTISE ITS YIELD AND/OR AVERAGE ANNUAL TOTAL RETURN. Each Fund's current yield is calculated by dividing the net investment income per share earned during a recent 30-day period by the maximum offering price per share of the Fund on the last day of the period and annualizing the resulting figure. A taxable-equivalent yield is computed by using the tax-exempt yield figure and dividing by one minus the tax rate. Each Fund's average annual total return is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compounded rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The average annual total return calculation assumes that the maximum sales charge is deducted from the initial $1,000 purchase order and that all are distributions reinvested at the net asset value on the reinvestment dates during the period. The Funds may publish annual and cumulative total return figures from time to time. Each Fund may also quote total return for the period prior to commencement of operations which would reflect the Portfolio's total return (or that of its predecessor) adjusted to reflect any applicable Fund sales charge.

Each Fund may also furnish total return calculations based on investments at various sales charge levels or at net asset value. Any performance data which is based on a Fund's net asset value per share would be reduced if a sales charge were taken into account. The Fund's performance may be compared in publications to the performance of various indices and investments for which reliable data is available, and to averages, performance rankings, or other information prepared by recognized mutual fund statistical services.

Investors should note that the investment results of a Fund will fluctuate over time, and any presentation of the Fund's current yield or total return for any prior period should not be considered a representation of what an investment may earn or what the Fund's yield or total return may be in any future period. If the expenses of a Fund or its corresponding Portfolio are allocated to Eaton Vance, the Fund's performance will be higher.

STATEMENT OF INTENTION AND ESCROW AGREEMENT
------------------------------------------------------------------------------
TERMS OF ESCROW. If the investor, on an application, makes a Statement of Intention to invest a specified amount over a thirteen month period, then out of the initial purchase (or subsequent purchases if necessary) 5% of the dollar amount specified on the application shall be held in escrow by the escrow agent in the form of shares (computed to the nearest full share at the public offering price applicable to the initial purchase hereunder) registered in the investor's name. All income dividends and capital gains distributions on escrowed shares will be paid to the investor or to the investor's order.

When the minimum investment so specified is completed, the escrowed shares will be delivered to the investor. If the investor has an accumulation account the shares will remain on deposit under the investor's account.

If total purchases under this Statement of Intention are less than the amount specified, the investor will promptly remit to EVD any difference between the sales charge on the amount specified and on the amount actually purchased. If the investor does not within 20 days after written request by EVD or the Authorized Firm pay such difference in sales charge, the escrow agent will redeem an appropriate number of the escrowed shares in order to realize such difference. Full shares remaining after any such redemption together with any excess cash proceeds of the shares so redeemed will be delivered to the investor or to the investor's order by the escrow agent.

PROVISION FOR RETROACTIVE PRICE ADJUSTMENT. If total purchases made under this Statement are large enough to qualify for a lower sales charge than that applicable to the amount specified, all transactions will be computed at the expiration date of this Statement to give effect to the lower charge. Any difference in sales charge will be refunded to the investor in cash, or applied to the purchase of additional shares at the lower charge if specified by the investor. This refund will be made by the Authorized Firm and by EVD. If at the time of the recomputation a firm other than the original firm is placing the orders, the adjustment will be made only on those shares purchased through the firm then handling the investor's account.

                                                                      APPENDIX

STATE SPECIFIC INFORMATION
Because each Portfolio will normally invest at least 65% of its assets in the obligations within its corresponding State, it is susceptible to factors affecting that State. Each Portfolio may also invest up to 5% of its net assets in obligations issued by the governments of each of the U.S. Virgin Islands and Guam and up to 35% of its assets in obligations issued by the government of Puerto Rico. Set forth below is certain economic and tax information concerning the States in which the Portfolios invest and Puerto Rico.

The bond ratings provided below are current as of the date of this Prospectus and are based on economic conditions which may not continue; moreover, there can be no assurance that particular bond issues may not be adversely affected by changes in economic, political or other conditions. Unless stated otherwise, the ratings indicated are for obligations of the State. A State's political subdivisions may have different ratings which are unrelated to the ratings assigned to State obligations.


FLORIDA. Florida's financial operations are considerably different than most other states' because, under the State's constitution, there is no state income tax on individuals. The lack of an income tax on individuals exposes total State tax collections to considerably more volatility than would otherwise be the case and, in the event of an economic downswing, could effect the State's ability to pay principal and interest in a timely manner. The General Fund budget for 1994-95 includes revenues of $14.6 billion and expenditures of $14.3 billion. Due to lower than expected revenue collections, revenue estimates have been reduced by 1.1% for 1994-95. Unencumbered reserves are projected to be $252.6 million, or 1.8% of expenditures for fiscal year 1995. The state's general revenue fund budget for fiscal year 1995-96 is estimated to include revenues of $15.0 billion (a 2.7% increase over fiscal year 1994-95) and expenditures of $14.8 billion (a 3.5% increase over fiscal year 1994-95). Unemployment in the State for November, 1995 was 5.3%, compared to the national unemployment rate of 5.6%.

In 1993, the State constitution was amended to limit the annual growth in the assessed valuation of residential property and which, over time, could constrain the growth in property taxes, a major revenue source for local governments. In 1994, the Florida constitution was amended to limit state revenue collections in any fiscal year to, subject to exception, that which was allowed in the prior fiscal year plus a growth factor, to be determined by reference to the average annual growth rate in Florida personal income over the previous five years.

General obligations of Florida are rated Aa, AA and AA by Moody's, S&P and Fitch, respectively. S&P presently regards the outlook for the State as stable.

FLORIDA TAXES. The Florida Department of Revenue has issued a ruling that shareholders of the Florida Insured Fund that are subject to the Florida intangibles tax will not be required to include the value of their Florida Insured Fund shares in their taxable intangible property if all of the Florida Insured Fund's investments on the annual assessment date are obligations that would be exempt from such tax if held directly by such shareholders, such as Florida and U.S. Government obligations. The Florida Insured Portfolio will normally attempt to invest substantially all of its assets in tax-exempt obligations of Florida, the United States, the Territories or political subdivisions of the United States or Florida ("Florida obligations"), and it will ensure that all of its assets held on the annual assessment date are exempt from the Florida intangibles tax. Accordingly, the value of the Florida Insured Fund shares held by a shareholder should, under normal circumstances, be exempt from the Florida intangibles tax.

HAWAII. The Hawaiian economy is concentrated in tourism, agriculture, construction and military operations. Tourism is Hawaii's largest economic sector. In 1992, due largely to the recession in the U.S., total visitor arrivals to the State fell 5.2% from 1991. This trend continued in 1993, with a drop in total visitor arrivals of 6.1% from 1992 figures. Signs of recovery in this key economic sector appeared in 1994, however, with four solid quarters of growth in visitor arrivals. While growth in visitor arrivals slowed some in the first quarter of 1995, total arrivals increased 3.1% in that quarter. Supply constraints presented by the airline industry's cutbacks in scheduled air seats to Hawaii pose an increasingly large risk for the tourism-based economy. Agriculture, dominated by the Hawaiian pineapple and sugar trade, has faced increased foreign competition. Agricultural production has become somewhat more diversified and includes cattle, poultry, vegetables, coffee, flowers and other nursery products, but the agriculture sector continues to decline.

After six years of rapid expansion in the construction industry, building activity declined in 1992 and 1993; however, as a result of damage caused by Hurricane Iniki in September of 1992, construction employment increased in 1993 and the overall decline in construction has lessened. Following the winding down of Hurricane Iniki-related reconstruction on Kauai, construction commitments in the State have been stable in recent quarters. Proposed budget cuts in U.S. military construction spending may, however, adversely impact the State's construction industry, and in fact government construction contracts began to taper off in the first quarter of 1995. Construction activity is expected to decline in 1995. Unemployment in Hawaii fell from a seasonally- adjusted 6.6% in the third quarter of 1994 to 5.2% in the first quarter of 1995, compared to the national unemployment rate of approximately 5.5%.

The State's overall debt levels are high due, in part, to the State's assumption of many local government functions, including local education. Revenue is derived primarily from general excise taxes and individual and corporate income tax. After many years of operating either within planned deficits or with ending fund balances, the State faces a budget shortfall of $250 million or more, much larger than originally anticipated. This has been aggravated by lower forecasted tax revenues. The State's historically strong financial position weakened in 1992 as the recession reduced growth in sales and income taxes. Continued sluggish tax receipts led to a $55 million decline in the State's unreserved general fund position. Preliminary reports indicate tax revenues increased 4.3% in 1994, a reflection of a slowly improving economy. Revenues are expected to continue to grow moderately in 1995. Real gross state product increased by 2.5% in 1994, and the latest data available suggest similar growth in 1995.

Hawaii general obligation bonds are rated Aa by Moody's and AA by S&P. Fitch does not currently rate the State's general obligations.

HAWAII TAXES. In the opinion of McCorriston Miho Miller Mukai, special Hawaii tax counsel to the Hawaii Fund, distributions paid by the Hawaii Fund will generally be exempt from Hawaii income tax to the extent that they are derived from interest on obligations of the State of Hawaii or any of its political subdivisions or authorities or obligations issued by certain other government authorities (for example, U.S. territories). Distributions derived from the Hawaii Fund's other investment income and short-term capital gains will be subject to Hawaii income tax as ordinary income and distributions from net realized long-term capital gains will be subject to Hawaii income tax as capital gains.

Capital gains or losses realized from a redemption, sale or exchange of shares of the Hawaii Fund by a Hawaii resident will be taken into account for Hawaii individual income tax purposes.

KANSAS. The Kansas economy is primarily farm-based. Recent growth in the trade, service and manufacturing sectors has, however, decreased the State's dependence on agriculture. Cuts in military spending will continue to cause firms to downsize. The Kansas unemployment rate remains below the national average as it has for the past 3 decades. Unemployment rose to 5% in 1993 from 4% in 1992, as compared to the national unemployment rate of 6.8% in 1993. The growth of Kansas personal income in 1994 is estimated to be 5.3% compared with 4.0% in 1993 and compared with a 1994 U.S. growth rate of 5.8%.

State revenue sources include a 4.9% sales tax, a corporate income tax between 4% and 7.35%, and an individual tax rate between 3.5% and 7.75%. The State sales tax generates over 20% of the tax revenue. A large portion of local tax revenue is derived from the general property tax and several taxes imposed in lieu thereof, principally the motor vehicle tax. Local sales and use taxes accounted for 5% of tax revenues in 1994, increasing dramatically from $30 million in 1980 to $307.9 million in 1994 as voters in more cities and counties have elected to impose the tax or to raise the tax rate to the maximum permitted by State law. The State's 1994 General Fund showed total revenues of $3.2 billion against total expenditures of $3.2 billion.

Currently the State has no long-term debt; therefore, there is no rating for Kansas general obligation bonds. Certain certificates of participation issued by the State of Kansas are rated A by Moody's and A+ by S&P.

KANSAS TAXES. In the opinion of special Kansas tax counsel, Shook, Hardy & Bacon P.C., individuals, trusts, estates and corporations will not be subject to the Kansas income tax on the portion of exempt-interest dividends derived from interest on obligations of Kansas and its political subdivisions issued after December 31, 1987, and interest on obligations issued before January 1, 1988 where the laws of the State of Kansas authorizing the issuance of such obligations specifically exempt the interest on such obligations from income tax under the laws of the State of Kansas. All remaining dividends (except for dividends, if any, derived from debt obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands and Guam and which are exempt from Federal and state income taxes pursuant to federal law), including dividends derived from capital gains, will be includable in the Kansas taxable income of individuals, trusts, estates and corporations. Distributions treated as long-term capital gains for Federal income tax purposes will generally receive the same characterization under Kansas law. Capital gains or losses realized from a redemption, sale or exchange of shares of the Kansas Fund by a Kansas taxpayer will be taken into account for Kansas income tax purposes.

The above exemptions do not apply to the privilege tax imposed on banks, banking associations, trust companies, savings and loan associations, and insurance companies, or the franchise tax imposed on corporations. Banks, banking associations, trust companies, savings and loan associations, insurance companies and corporations are urged to consult their own tax advisors regarding the effects of these taxes before investing in the Kansas Fund.

The Kansas Fund has been advised by the Kansas Department of Revenue that gross earnings derived from the Kansas Fund are not subject to the local intangibles tax imposed by counties, cities and townships pursuant to existing Kansas law.

The tax discussion set forth above is for general information only. The foregoing relates to Kansas income taxation as in effect as of the date of this combined Prospectus. Investors should consult their own tax advisers regarding the state, local and other tax consequences of an investment in the Kansas Fund, including the effects of any change, including any proposed change, in the tax laws.

PUERTO RICO. The economy of Puerto Rico is dominated by the manufacturing and service sectors. Although the economy of Puerto Rico expanded significantly from fiscal 1984 through fiscal 1990, the rate of this expansion slowed during fiscal years 1991, 1992 and 1993. Growth in fiscal 1994 will depend on several factors, including the state of the U.S. economy and the relative stability in the price of oil, the exchange rate of the U.S. dollar and the cost of borrowing. Although the Puerto Rico unemployment rate has declined substantially since 1985, the seasonally adjusted unemployment rate for November, 1995 was approximately 13.4%. The North American Free Trade Agreement (NAFTA), which became effective January 1, 1994, could lead to the loss of Puerto Rico's lower salaried or labor intensive jobs to Mexico. The federal budget proposals currently being considered by the U.S. Congress include the elimination of Section 936, a federal tax credit program credited with encouraging economic development in Puerto Rico. The fate of Section 936 cannot be determined at this time. There can be no assurance that the elimination of the credit available under Section 936 will not have a negative impact on Puerto Rico's economy and the credit quality (and value) of Puerto Rican bonds.

S&P rates Puerto Rico general obligations debt A, while Moody's rates it Baa1; these ratings have been in place since 1956 and 1976, respectively. S&P assigned a stable outlook on Puerto Rico on April 26, 1994.

[logo]

EV TRADITIONAL
MUNICIPAL FUNDS


PROSPECTUS
JUNE 1, 1996



EV TRADITIONAL FLORIDA INSURED MUNICIPALS FUND
EV TRADITIONAL HAWAII MUNICIPALS FUND
EV TRADITIONAL KANSAS MUNICIPALS FUND



EV TRADITIONAL
MUNICIPAL FUNDS
24 FEDERAL STREET
BOSTON, MA 02110
-------------------------------------------------------------------------------

PORTFOLIO INVESTMENT ADVISER
Boston Management and Research, 24 Federal Street, Boston, MA 02110

FUND ADMINISTRATOR
Eaton Vance Management, 24 Federal Street, Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc., 24 Federal Street, Boston, MA 02110
  (800) 225-6265

CUSTODIAN

Investors Bank & Trust Company, 89 South Street, Boston, MA 02111


TRANSFER AGENT

First Data Investor Services Group, BOS725, P.O. Box 1559, Boston, MA 02104
  (800) 262-1122


AUDITORS
Deloitte & Touche LLP, 125 Summer Street, Boston, MA 02110


T-TFC6/1P

                                    PART A
                     INFORMATION REQUIRED IN A PROSPECTUS


                                 EV MARATHON
                          HIGH YIELD MUNICIPALS FUND
------------------------------------------------------------------------------

EV MARATHON HIGH YIELD MUNICIPALS FUND (THE "FUND") IS A MUTUAL FUND SEEKING TO PROVIDE HIGH CURRENT INCOME EXEMPT FROM REGULAR FEDERAL INCOME TAX. THE FUND INVESTS ITS ASSETS IN HIGH YIELD MUNICIPALS PORTFOLIO (THE "PORTFOLIO"), A NON-DIVERSIFIED OPEN-END INVESTMENT COMPANY HAVING THE SAME INVESTMENT OBJECTIVE AS THE FUND, RATHER THAN BY DIRECTLY INVESTING IN AND MANAGING ITS OWN PORTFOLIO OF SECURITIES AS WITH HISTORICALLY STRUCTURED MUTUAL FUNDS. THE FUND IS A NON-DIVERSIFIED SERIES OF EATON VANCE MUNICIPALS TRUST II (THE "TRUST").

THE PORTFOLIO MAY INVEST UP TO 100% OF ITS ASSETS IN BELOW INVESTMENT GRADE MUNICIPAL BONDS, COMMONLY KNOWN AS "JUNK BONDS", THAT ENTAIL GREATER RISKS, INCLUDING DEFAULT, THAN THOSE OF HIGHER-RATED SECURITIES. SEE "HOW THE FUND AND THE PORTFOLIO INVEST THEIR ASSETS".

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Shares of the Fund involve investment risks, including fluctuations in value and the possible loss of some or all of the principal investment.


This Prospectus is designed to provide you with information you should know before investing. Please retain this document for future reference. A Statement of Additional Information dated May 20. 1996 for the Fund, as supplemented from time to time, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Statement of Additional Information is available without charge from the Fund's principal underwriter, Eaton Vance Distributors, Inc. (the "Principal Underwriter"), 24 Federal Street, Boston, MA 02110 (telephone (800) 225-6265). The Portfolio's investment adviser is Boston Management and Research (the "Investment Adviser"), a wholly-owned subsidiary of Eaton Vance Management, and Eaton Vance Management is the administrator (the "Administrator") of the Fund. The offices of the Investment Adviser and the Administrator are located at 24 Federal Street, Boston, MA 02110.

------------------------------------------------------------------------------
   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
   REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------

                                    Page                                    Page
Shareholder and Fund Expenses .......  2   How to Buy Fund Shares ..........  12
The Fund's Financial Highlights  ....  3   How to Redeem Fund Shares .......  13
The Fund's Investment Objective .....  4   Reports to Shareholders .........  14
How the Fund and the Portfolio Invest      The Lifetime Investing
 their Assets (including "Risk             Account/Distribution
 Considerations"). ..................  4    Options                           14
Organization of the Fund and the           The Eaton Vance Exchange
 Portfolio ..........................  7    Privilege  .....................  15
Management of the Fund and the             Eaton Vance Shareholders
 Portfolio ..........................  9    Services .......................  16
Distribution Plan ................... 10  Distributions and Taxes ..........  17
Valuing Fund Shares ................. 11  Performance Information ..........  17
                                          Appendix A .......................  19
--------------------------------------------------------------------------------
                        PROSPECTUS DATED MAY 20, 1996

SHAREHOLDER AND FUND EXPENSES
--------------------------------------------------------------------------------
  SHAREHOLDER TRANSACTION EXPENSES
  -------------------------------------------------------------------------
  Sales Charges Imposed on Purchases of Shares                         None
  Sales Charges Imposed on Reinvested Distributions                    None
  Fees to Exchange Shares                                              None
  Range of Declining Contingent Deferred Sales Charges Imposed
   on Redemptions During the First Seven Years (as a percentage of redemption proceeds exclusive of all reinvestments and
   capital appreciation in the account)                            5.00%-0%

        ANNUAL FUND AND ALLOCATED PORTFOLIO OPERATING EXPENSES (as a percentage of average daily net assets)
  -------------------------------------------------------------------------
  Investment Adviser Fee                                             0.59%
  Rule 12b-1 Distribution (and Service) Fees                         0.75
  Other Expenses                                                     0.25
                                                                    -----
      Total Operating Expenses                                       1.59%
                                                                    =====


  EXAMPLE                                              1 YEAR     3 YEARS
  -------------------------------------------------------------------------
  An investor would pay the following contingent
  deferred sales charge and expenses on a $1,000
  investment, assuming (a) 5% annual return and
  (b) redemption at the end of each period:              $67         $91

  An investor would pay the following expenses on
  the same investment, assuming (a) 5% annual return
  and (b) no redemptions:                                $17         $51


NOTES:
The table and Example summarize the aggregate expenses of the Fund and the Portfolio and are designed to help investors understand the costs and expenses they will bear, directly or indirectly, by investing in the Fund. The Investment Adviser Fee and Other Expenses set out in the table and the information in the Example is estimated, since the Fund is only recently organized.

The Fund invests exclusively in the Portfolio. The Trustees believe the aggregate per share expenses of the Fund and the Portfolio should approximate and over time may be less than, the per share expenses the Fund would incur if the Trust retained the services of an investment adviser for the Fund and the Fund's assets were invested directly in the types of securities being held by the Portfolio.

The Example should not be considered a representation of past or future expenses, and actual expenses may be greater or less than those shown. Federal regulations require the Example to assume a 5% annual return, but actual annual return will vary. For further information reagarding the expenses of both the Fund and the Portfolio see "The Fund's Financial Highlights", "Organization of the Fund and the Portfolio," "Management of the Fund and the Portfolio" and "How to Redeem Fund Shares". A long-term shareholder in the Fund may pay more than the economic equivalent of the maximum front-end sales charge permitted by a rule of the National Association of Securities Dealers, Inc. See "Distribution Plan".

No contingent deferred sales charge is imposed on (a) shares purchased more than six years prior to redemption, (b) shares acquired through the reinvestment of distributions or (c) any appreciation in value of other shares in the account (see "How to Redeem Fund Shares"), and no such charge is imposed on exchanges of Fund shares for shares of one or more other funds listed under "The Eaton Vance Exchange Privilege".

The Portfolio's monthly advisory fee has two components, a fee based on daily net assets and a fee based on daily gross income, as set forth in the fee schedule on page 8. The Fund expects to begin accruing for its service fee payments during the quarter ending September 30, 1996.

Other investment companies and investors with different distribution arrangements are investing in the Portfolio and others may do so in the future. See "Organization of the Fund and the Portfolio".

THE FUND'S FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
The following information should be read in conjunction with the unaudited financial statements included in the Statement of Additional Information. Further information regarding the performance of the Fund will be contained in the Fund's annual report to shareholders which may be obtained without charge by contacting the Principal Underwriter, Eaton Vance Distributors, Inc.
--------------------------------------------------------------------------------

     FOR THE PERIOD FROM THE START OF BUSINESS, AUGUST 7, 1995,
       TO JANUARY 31, 1996 (UNAUDITED)
     NET ASSET VALUE, beginning of period                           $10.000
                                                                    -------
     INCOME FROM OPERATIONS:
       Net investment income                                        $ 0.299
       Net realized and unrealized gain (loss) on investments         0.657
                                                                    -------
         Total income (loss) from operations                        $ 0.956
                                                                    -------
     LESS DISTRIBUTIONS:
       From net investment income                                   $(0.299)
       In excess of net investment income(1)                         (0.007)
                                                                    -------
         Total distributions                                         (0.306)
                                                                    -------
     NET ASSET VALUE, end of period                                 $10.650
                                                                    =======
     TOTAL RETURN(2)                                                   9.4%

     RATIOS/SUPPLEMENTAL DATA*:
       Net assets, end of period (000's omitted)                    $43,520
       Ratio of net expenses to average net assets(3)                 0.88%&
       Ratio of net investment income to average net assets           5.86%&

     *For the period from the start of business, August 7, 1995, to January 31, 1996, the operating expenses of the Fund reflect an assumption of expenses by the Administrator or Investment Adviser. Had such actions not been taken, net investment income per share and the ratios would have been as follows:

  NET INVESTMENT INCOME PER SHARE                                   $ 0.254
                                                                    =======
  RATIOS/SUPPLEMENTAL DATA:*
    Expenses(3)                                                        1.77%&
    Net investment income                                              4.97%&
                                                                      -------
    &Annualized
  (1)The Fund has followed the Statement of Position (SOP) 93-2: Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distribution by Investment Companies. The SOP requires that differences in the recognition or classification of income between the financial statements and tax earnings and profits that result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gains.
  (2)Total investment return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is calculated on an non-annualized basis.
  (3)Includes the Fund's share of High Yield Municipals Portfolio's allocated expenses.

THE FUND'S INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
THE FUND'S INVESTMENT OBJECTIVE IS TO PROVIDE HIGH CURRENT INCOME EXEMPT FROM REGULAR FEDERAL INCOME TAX. The Fund seeks its objective through investments in a portfolio of high-yielding, below investment grade securities. The investment objective and nonfundamental policies of the Fund may be changed by the Trustees without a vote of shareholders. The Fund may not be appropriate for investors who cannot assume the greater risk of capital depreciation or loss inherent in seeking higher tax-exempt yields.

HOW THE FUND AND THE PORTFOLIO INVEST THEIR ASSETS
--------------------------------------------------------------------------------

THE FUND CURRENTLY SEEKS TO ACHIEVE ITS OBJECTIVE BY INVESTING ITS ASSETS IN HIGH YIELD MUNICIPALS PORTFOLIO (THE "PORTFOLIO"), WHICH IS ITSELF AN OPEN-END INVESTMENT COMPANY. The Portfolio invests primarily in below investment grade municipal obligations which are obligations that are rated Ba or lower by Moody's Investors Service, Inc. ("Moody's") or BB or lower by Standard & Poor's Ratings Group ("S&P") or Fitch Investors Service, Inc. ("Fitch") or that are unrated but determined by the Investment Adviser to be of comparable quality. For a description of the ratings assigned by the rating agencies, see Appendix A. Below investment grade municipal obligations, commonly known as "junk bonds", generally offer higher current yields than do higher rated securities, but are subject to greater risks. Securities in the lower-rated categories are considered to be of poor standing and predominantly speculative. The Portfolio may also invest a portion of its assets in municipal obligations that are not paying current income in anticipation of possible future income. For more detailed information about the risks associated with investing in such securities, see "Additional Risk Considerations," below.


Although the Portfolio may invest in securities of any maturity, it is expected that the Portfolio will normally invest a substantial portion of its assets in securities with maturities of ten years or more. Those securities generally offer higher yields than securities of shorter maturities, but are subject to greater fluctuations in value in response to changes in interest rates. Since the Portfolio's objective is to provide high current income, the Portfolio will invest in municipal obligations with an emphasis on income and not on stability of the Portfolio's net asset value. The average maturity of the Portfolio's holdings may vary (generally between 15 and 30 years) depending on anticipated market conditions.

The Portfolio will normally invest at least 65% of its assets in investment grade and below investment grade municipal obligations. As a matter of fundamental policy, the Portfolio will normally invest at least 80% of its assets in debt obligations issued by or on behalf of states, territories and possessions of the United States, and the District of Columbia and their political subdivisions, agencies or instrumentalities, the interest on which is, in the opinion of bond counsel, exempt from regular federal income tax. (As a matter of fundamental policy, the Fund will normally invest either directly, or indirectly through another investment company, at least 80% of its assets in such obligations.)

At times, the Portfolio may, for temporary defensive purposes, invest any portion of its assets in higher-rated municipal obligations or other securities, the interest on which may not be exempt from regular federal income tax, and may hold any portion of its assets in cash. It is impossible to predict when, or for how long, the Portfolio would engage in such strategies.


MUNICIPAL OBLIGATIONS. Municipal obligations include bonds, notes and commercial paper issued by a municipality for a wide variety of both public and private purposes, the interest on which is, in the opinion of bond counsel, exempt from regular federal income tax. Public purpose municipal bonds include general obligation and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility. Municipal notes include bond anticipation, tax anticipation and revenue anticipation notes, which are short-term obligations that will be retired with the proceeds of an anticipated bond issue, tax revenue or facility revenue, respectively.

INTEREST INCOME FROM CERTAIN TYPES OF MUNICIPAL OBLIGATIONS MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX (THE "AMT") FOR INDIVIDUAL INVESTORS. Such obligations will not be included in the securities used to determine the Portfolio's compliance with the 80% test described above. Distributions to corporate investors of certain interest income may also be subject to the AMT. The Fund may not be suitable for investors subject to the AMT.

CONCENTRATION. The Portfolio may invest 25% or more of its assets in municipal obligations of issuers located in the same state or in municipal obligations of the same type, including without limitation the following: general obligations of states and localities; lease rental obligations of state and local authorities; obligations of state and local housing finance authorities, municipal utilities systems or public housing authorities; obligations of hospitals or life care facilities; or industrial development or pollution control bonds issued for electric utility systems, steel companies, paper companies or other purposes. This may make the Portfolio more susceptible to adverse economic, political, or regulatory occurrences affecting a particular category of issuers. For example, health-care related issuers are susceptible to medicaid reimbursement policies, and national and state health care legislation. As the Portfolio's concentration in the securities of a particular category of issuer increases, so does the potential for fluctuation in the value of the Fund's shares.

NON-DIVERSIFIED STATUS. As a "non-diversified" investment company, the Portfolio may invest, with respect to 50% of its total assets, more than 5% (but not more than 25%) of its total assets in the securities of any issuer. The Portfolio is likely to invest a greater percentage of its assets in the securities of a single issuer than would a diversified fund. Therefore, the Portfolio is more susceptible to any single adverse economic or political occurrence or other adverse development affecting certain issuers.

OTHER INVESTMENT PRACTICES
The Portfolio may engage in the following investment practices, some of which may be considered to involve "derivative" instruments because they derive their value from another instrument, security or index. In addition, the Portfolio may temporarily borrow up to 5% of the value of its total assets to satisfy redemption requests or settle securities transactions.


WHEN-ISSUED SECURITIES. The Portfolio may purchase securities on a "when-issued" basis, which means that payment and delivery occur on a future settlement date. The price and yield of such securities are generally fixed on the date of commitment to purchase. However, the market value of the securities may fluctuate prior to delivery and upon delivery the securities may be worth more or less than the Portfolio agreed to pay for them. The Portfolio may also purchase instruments that give the Portfolio the option to purchase a municipal obligation when and if issued.

INVERSE FLOATERS. The Portfolio may invest in municipal securities whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index ("inverse floaters"). An investment in inverse floaters may involve greater risk than an investment in a fixed rate bond. Because changes in the interest rate on the other security or index inversely affect the residual interest paid on the inverse floater, the value of an inverse floater is generally more volatile than that of a fixed rate bond. Inverse floaters have interest rate adjustment formulas which generally reduce or, in the extreme, eliminate the interest paid to the Portfolio when short-term interest rates rise, and increase the interest paid to the Portfolio when short-term interest rates fall. Inverse floaters have varying degrees of liquidity, and the market for these securities is new and relatively volatile. These securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline. Shifts in long-term interest rates may, however, alter this tendency. Although volatile, inverse floaters typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities usually permit the investor to convert the floating rate to a fixed rate (normally adjusted downward), and this optional conversion feature may provide a partial hedge against rising rates if exercised at an opportune time. Inverse floaters are leveraged because they provide two or more dollars of bond market exposure for every dollar invested.


FUTURES TRANSACTIONS. The Portfolio may purchase and sell various kinds of financial futures contracts and options thereon to hedge against changes in interest rates. Futures contracts may be based on various debt securities (such as U.S. Government securities and municipal obligations) and securities indices (such as the Municipal Bond Index traded on the Chicago Board of Trade). Such transactions involve a risk of loss or depreciation due to unanticipated adverse changes in securities prices, which may exceed the Portfolio's initial investment in these contracts. The Portfolio may not purchase or sell futures contracts or related options, except for closing purchase or sale transactions, if immediately thereafter the sum of the amount of margin deposits and premiums paid on the Portfolio's outstanding positions would exceed 5% of the market value of the Portfolio's net assets. These transactions involve transaction costs. There can be no assurance that the Investment Adviser's use of futures will be advantageous to the Portfolio. Distributions by the Fund of any gains realized on the Portfolio's transactions in futures and options on futures will be taxable.

ADDITIONAL RISK CONSIDERATIONS

Investors should carefully consider their ability to assume the risks of owning shares of a mutual fund that invests in below investment grade municipal obligations (commonly known as "junk bonds") before making an investment in the Fund. The lower ratings of certain securities held by the Portfolio reflect a greater possibility that adverse changes in the financial condition of an issuer, or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of securities held by the Fund more volatile and could limit the Portfolio's ability to sell its securities at prices approximating the values the Portfolio has placed on such securities. It is possible that legislation may be adopted in the future limiting the ability of certain financial institutions to purchase such securities; such legislation may adversely affect the liquidity of such securities. In the absence of a liquid trading market for securities held by it, the Portfolio may be unable at times to establish the fair market value of such securities. The rating assigned to a security by a rating agency does not reflect an assessment of the volatility of the security's market value or of the liquidity of an investment in the security. Credit ratings are based largely on the issuer's historical financial condition and the rating agency's investment analysis at the timing of rating, and the rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition. Credit quality in the high yield, high risk municipal bond market can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular high yield security.


The net asset value of the Fund will change in response to fluctuations in prevailing interest rates and changes in the value of the securities held by the Portfolio. When interest rates decline, the value of securities already held by the Portfolio can be expected to rise. Conversely, when interest rates rise, the value of most portfolio security holdings can be expected to decline. Changes in the credit quality of issuers of municipal obligations held by the Portfolio will affect the principal value of (and possibly the income earned on) such obligations. In addition, the values of such securities are affected by changes in general economic conditions and business conditions affecting the specific industries of their issuers. Changes by recognized rating services in their ratings of a security and in the ability of an issuer to make payments of principal and interest may also affect the value of the Portfolio's investments. The Portfolio will not dispose of a security solely because its rating is reduced below its rating at the time of purchase, although the Investment Adviser will monitor the investment to determine whether continued investment in the security will assist in meeting the Portfolio's investment objective.


At times, a substantial portion of the Portfolio's assets may be invested in securities as to which the Portfolio, by itself or together with other accounts managed by the Investment Adviser and its affiliates, holds a major portion or all of such securities. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Portfolio could find it more difficult to sell such securities when the Investment Adviser believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. Under such circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the Portfolio's net asset value. Interest and/or principal payments on securities in default could be in arrears when such securities are acquired, and the issuer may be in bankruptcy or undergoing a debt restructuring or reorganization. In order to enforce its rights in the event of a default under such securities, the Portfolio may be required to take possession of and manage assets securing the issuer's obligations on such securities, which may increase the Portfolio's operating expenses and adversely affect the Portfolio's net asset value. Any income derived from the Portfolio's ownership or operation of such assets may not be tax-exempt.


The secondary market for such municipal obligations in which the Portfolio may invest is less liquid than that for many taxable debt obligations or other more widely traded municipal obligations. The Portfolio will not invest in illiquid securities if more than 15% of its net assets would be invested in securities not readily marketable. No established resale market exists for certain of the municipal obligations in which the Portfolio may invest. The market for obligations rated below investment grade is also likely to be less liquid than the market for higher rated obligations. As a result, the Portfolio may be unable to dispose of these municipal obligations at times when it would otherwise wish to do to at the prices at which they are valued.

Certain securities held by the Portfolio may permit the issuer at its option to "call", or redeem, its securities. If an issuer redeems securities held by the Portfolio during a time of declining interest rates, the Portfolio may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.


Some of the securities in which the Portfolio invests may include so-called "zero-coupon" bonds, whose values are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently. Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. The Portfolio is required to accrue and distribute income from zero-coupon bonds on a current basis, even though it does not receive that income currently in cash. Thus, the Portfolio may have to sell other investments to obtain cash needed to make income distributions.

The Portfolio may invest in municipal leases, and participations in municipal leases. The obligation of the issuer to meet its obligations under such leases is often subject to the appropriation by the appropriate legislative body, on an annual or other basis, of funds for the payment of the obligations. Investments in municipal leases are thus subject to the risk that the legislative body will not make the necessary appropriation and the issuer will not otherwise be willing or able to meet its obligations.

The Investment Adviser seeks to minimize the risks of investing in below investment grade securities through professional investment analysis and attention to current developments in interest rates and economic conditions. When the Portfolio invests in such municipal obligations, the achievement of the Portfolio's goals is more dependent on the Investment Adviser's ability than would be the case if the Portfolio were investing in municipal obligations in the higher rating categories. The amount of information about the financial conditions of an issuer of municipal obligations may not be as extensive as that which is made available by corporations whose securities are publicly traded.
  --------------------------------------------------------------------------
  THE FUND AND THE PORTFOLIO HAVE ADOPTED CERTAIN FUNDAMENTAL INVESTMENT RESTRICTIONS WHICH ARE ENUMERATED IN DETAIL IN THE STATEMENT OF ADDITIONAL INFORMATION AND WHICH MAY NOT BE CHANGED UNLESS AUTHORIZED BY A
  SHAREHOLDER VOTE AND AN INVESTOR VOTE, RESPECTIVELY. EXCEPT FOR SUCH ENUMERATED RESTRICTIONS AND AS OTHERWISE INDICATED IN THIS PROSPECTUS, THE INVESTMENT OBJECTIVE AND POLICIES OF THE FUND AND THE PORTFOLIO ARE NOT FUNDAMENTAL POLICIES AND ACCORDINGLY MAY BE CHANGED BY THE TRUSTEES OF THE TRUST AND THE PORTFOLIO WITHOUT OBTAINING THE APPROVAL OF THE FUND'S SHAREHOLDERS OR THE INVESTORS IN THE PORTFOLIO, AS THE CASE MAY BE. IF ANY CHANGES WERE MADE IN THE FUND'S INVESTMENT OBJECTIVE, THE FUND MIGHT HAVE INVESTMENT OBJECTIVES DIFFERENT FROM THE OBJECTIVES WHICH AN INVESTOR CONSIDERED APPROPRIATE AT THE TIME THE INVESTOR BECAME A SHAREHOLDER IN
  THE FUND.
  --------------------------------------------------------------------------
ORGANIZATION OF THE FUND AND THE PORTFOLIO
--------------------------------------------------------------------------------

THE FUND IS A NON-DIVERSIFIED SERIES OF EATON VANCE MUNICIPALS TRUST II (THE "TRUST"), A BUSINESS TRUST ESTABLISHED UNDER MASSACHUSETTS LAW PURSUANT TO A DECLARATION OF TRUST DATED OCTOBER 25, 1993, AS AMENDED. THE TRUST IS A MUTUAL FUND -- AN OPEN-END MANAGEMENT INVESTMENT COMPANY. The Trustees of the Trust are responsible for the overall management and supervision of its affairs. The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series and because the Trust can offer separate series (such as the Fund) it is known as a "series company." Each share represents an equal proportionate beneficial interest in the Fund. When issued and outstanding, the shares are fully paid and nonassessable by the Trust and redeemable as described under "How to Redeem Fund Shares". Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.


THE PORTFOLIO IS ORGANIZED AS A TRUST UNDER THE LAWS OF THE STATE OF NEW YORK AND INTENDS TO BE TREATED AS A PARTNERSHIP FOR FEDERAL TAX PURPOSES. The Portfolio, as well as the Trust, intends to comply with all applicable federal and state securities laws. The Portfolio's Declaration of Trust provides that the Fund and other entities permitted to invest in the Portfolio (e.g., other U.S. and foreign investment companies, and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund investing in the Portfolio.

SPECIAL INFORMATION ON THE FUND/PORTFOLIO INVESTMENT STRUCTURE. An investor in the Fund should be aware that the Fund, unlike mutual funds which directly acquire and manage their own portfolios of securities, seeks to achieve its investment objective by investing its assets in an interest in the Portfolio (although the Fund may temporarily hold a de minimus amount of cash), which is a separate investment company with an identical investment objective. Therefore, the Fund's interest in securities owned by the Portfolio is indirect. In addition to selling an interest to the Fund, the Portfolio may sell interests to other affiliated and non-affiliated mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio are not required to sell their shares at the same public offering price as the Fund due to variations in sales commissions and other operating expenses. Therefore, investors in the Fund should be aware that these differences may result in differences in returns experienced by investors in the various funds that invest in the Portfolio. Such differences in returns are also present in other mutual fund structures, including funds that have multiple classes of shares. For information regarding the investment objective, policies and restrictions of the Portfolio, see "The Fund's Investment Objective" and "How the Fund and the Portfolio Invest their Assets". Further information regarding investment practices may be found in the Statement of Additional Information.


The Trustees of the Trust have considered the advantages and disadvantages of investing the assets of the Fund in the Portfolio, as well as the advantages and disadvantages of the two-tier format. The Trustees believe that the structure offers opportunities for substantial growth in the assets of the Portfolio, and affords the potential for economies of scale for the Fund, at least when the assets of the Portfolio exceed $500 million.


The Fund may withdraw (completely redeem) all its assets from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interest of the Fund to do so. The investment objective and the nonfundamental investment policies of the Fund and the Portfolio may be changed by the Trustees of the Trust and the Portfolio without obtaining the approval of the shareholders of the Fund or the investors in the Portfolio, as the case may be. Any such change of the investment objective of the Fund or the Portfolio will be preceded by thirty days' advance written notice to the shareholders of the Fund or the investors in the Portfolio, as the case may be. If a shareholder redeems shares because of a change in the nonfundamental objective or policies of the Fund, those shares may be subject to a contingent deferred sales charge, as described in "How to Redeem Fund Shares". In the event the Fund withdraws all of its assets from the Portfolio, or the Board of Trustees of the Trust determines that the investment objective of the Portfolio is no longer consistent with the investment objective of the Fund, such Trustees would consider what action might be taken, including investing the assets of the Fund in another pooled investment entity or retaining an investment adviser to manage the Fund's assets in accordance with its investment objective. The Fund's investment performance may be affected by a withdrawal of all its assets from the Portfolio.


Information regarding other pooled investment entities or funds which invest in the Portfolio may be obtained by contacting Eaton Vance Distributors, Inc. (the "Principal Underwriter" or "EVD"), 24 Federal Street, Boston, MA 02110,
(617) 482-8260. Smaller investors in the Portfolio may be adversely affected by the actions of larger investors in the Portfolio. For example, if a large investor withdraws from the Portfolio, the remaining investors may experience higher pro rata operating expenses, thereby producing lower returns. Additionally, the Portfolio may hold fewer securities, resulting in increased portfolio risk, and experience decreasing economies of scale. However, this possibility exists as well for historically structured funds which have large or institutional investors.

Until 1992, the Administrator sponsored and advised historically structured funds. Funds which invest all their assets in interests in a separate investment company are a relatively new development in the mutual fund industry and, therefore, the Fund may be subject to additional regulations than historically structured funds.


The Declaration of Trust of the Portfolio provides that the Portfolio will terminate 120 days after the complete withdrawal of the Fund or any other investor in the Portfolio, unless either the remaining investors, by unanimous vote at a meeting of such investors, or a majority of the Trustees of the Portfolio, by written instrument consented to by all investors, agree to continue the business of the Portfolio. This provision is consistent with treatment of the Portfolio as a partnership for federal income tax purposes. See "Distributions and Taxes" for further information. Whenever the Fund as an investor in the Portfolio is requested to vote on matters pertaining to the Portfolio (other than the termination of the Portfolio's business, which may be determined by the Trustees of the Portfolio without investor approval), the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. The Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in the Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

The Trustees of the Trust, including a majority of the noninterested Trustees, have approved written procedures designed to identify and address any potential conflicts of interest arising from the fact that the Trustees of the Trust and the Trustees of the Portfolio are the same. Such procedures require each Board to take actions to resolve any conflict of interest between the Fund and the Portfolio, and it is possible that the creation of separate Boards may be considered. For further information concerning the Trustees and officers of the Trust and the Portfolio, see the Statement of Additional Information.

MANAGEMENT OF THE FUND AND THE PORTFOLIO
--------------------------------------------------------------------------------
THE PORTFOLIO ENGAGES BOSTON MANAGEMENT AND RESEARCH ("BMR"), A WHOLLY-OWNED SUBSIDIARY OF EATON VANCE MANAGEMENT ("EATON VANCE"), AS ITS INVESTMENT
ADVISER. EATON VANCE, ITS AFFILIATES AND ITS PREDECESSOR COMPANIES HAVE BEEN MANAGING ASSETS OF INDIVIDUALS AND INSTITUTIONS SINCE 1924 AND MANAGING INVESTMENT COMPANIES SINCE 1931.


Acting under the general supervision of the Board of Trustees of the Portfolio, BMR manages the Portfolio's investments and affairs and furnishes for the use of the Portfolio office space and all necessary office facilities, equipment and personnel for servicing the investments of the Portfolio. Under its investment advisory agreement with the Portfolio, BMR receives a monthly advisory fee equal to the aggregate of


(a) a daily asset based fee computed by applying the annual asset rate applicable to that portion of the total daily net assets in each Category as indicated below, plus

(b) a daily income based fee computed by applying the daily income rate applicable to that portion of the total daily gross income (which portion shall bear the same relationship to the total daily gross income on such day as that portion of the total daily net assets in the same Category bears to the total daily net assets on such day) in each Category as indicated below:

                                                        ANNUAL          DAILY
  CATEGORY   DAILY NET ASSETS                        ASSET RATE      INCOME RATE
  ------------------------------------------------------------------------------
  1          up to $500 million                      0.350%          3.50%
  2          $500 million but less than $1 billion   0.325%          3.25%
  3          $1 billion but less than $1.5 billion   0.300%          3.00%
  4          $1.5 billion but less than $2 billion   0.275%          2.75%
  5          $2 billion but less than $3 billion     0.250%          2.50%
  6          $3 billion and over                     0.225%          2.25%


As at January 31, 1996, the Portfolio had net assets of $72,077,467. For the period from the start of business, August 7, 1995, to January 31, 1996, absent a fee reduction, the Portfolio would have paid BMR advisory fees equivalent to 0.59% (annualized) of the Portfolio's average daily net assets for such period. To enhance the net income of the Portfolio, BMR made a reduction in the full amount of its advisory fee and BMR was allocated expenses related to the operation of the Portfolio in the amount of $10,465.

BMR OR EATON VANCE ACTS AS INVESTMENT ADVISER TO INVESTMENT COMPANIES AND VARIOUS INDIVIDUAL AND INSTITUTIONAL CLIENTS WITH ASSETS UNDER MANAGEMENT OF APPROXIMATELY $15 BILLION. Eaton Vance is a wholly-owned subsidiary of Eaton Vance Corp., a publicly held holding company. Eaton Vance Corp. through its subsidiaries and affiliates, engages in investment management and marketing activities, oil and gas operations, real estate investment, consulting and management, and development of precious metals properties.

Thomas M. Metzold has acted as the portfolio manager of the Portfolio since it commenced operations. He has been a Vice President of Eaton Vance since 1991 and of BMR since 1992, and an employee of Eaton Vance since 1987.

Municipal obligations are normally traded on a net basis (without commission) through broker-dealers and banks acting for their own account. Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market, and the difference is customarily referred to as the spread. In selecting firms which will execute portfolio transactions BMR judges their professional ability and quality of service and uses its best efforts to obtain execution at prices which are advantageous to the Portfolio and at reasonably competitive spreads. Subject to the foregoing, BMR may consider sales of shares of the Fund or of other investment companies sponsored by BMR or Eaton Vance as a factor in the selection of firms to execute portfolio transactions.

The Trust has retained the services of Eaton Vance to act as Administrator of the Fund. The Trust has not retained the services of an investment adviser since the Trust seeks to achieve the investment objective of the Fund by investing its assets in the Portfolio. As Administrator, Eaton Vance provides the Fund with general office facilities and supervises the overall administration of the Fund. For these services, Eaton Vance currently receives no compensation. The Trustees of the Trust may determine, in the future, to compensate Eaton Vance for such services.


The Portfolio and the Fund, as the case may be, will each be responsible for all of its respective costs and expenses not expressly stated to be payable by BMR under the investment advisory agreement, by Eaton Vance under the administrative services agreement, or by EVD under the distribution agreement. Such costs and expenses to be borne by the Portfolio and the Fund, as the case may be, include, without limitation: custody and transfer agency fees and expenses, including those incurred for determining net asset value and keeping accounting books and records; expenses of pricing and valuation services; the cost of share certificates; membership dues in investment company organizations; expenses of acquiring, holding and disposing of securities and other investments; fees and expenses of registering under the securities laws and governmental fees; expenses of reporting to shareholders and investors; proxy statements and other expenses of shareholders' or investors' meetings; insurance premiums; printing and mailing expenses; interest, taxes and corporate fees; legal and accounting expenses; compensation and expenses of Trustees not affiliated with BMR or Eaton Vance; and investment advisory fees and, if any, administrative services fees. The Portfolio or the Fund, as the case may be, will also each bear expenses incurred in connection with litigation in which the Portfolio or the Fund, as the case may be, is a party and any legal obligation to indemnify its respective officers and Trustees with respect thereto.

DISTRIBUTION PLAN
--------------------------------------------------------------------------------

THE FUND FINANCES DISTRIBUTION ACTIVITIES AND HAS ADOPTED A DISTRIBUTION PLAN (THE "PLAN") PURSUANT TO RULE 12B-1 UNDER THE INVESTMENT COMPANY ACT OF 1940 (THE "1940 ACT"). Rule 12b-1 permits a mutual fund, such as the Fund, to finance distribution activities and bear expenses associated with the distribution of its shares provided that any payments made by the Fund are made pursuant to a written plan adopted in accordance with the Rule. The Plan is subject to, and complies with, the sales charge rule of the National Association of Securities Dealers, Inc. (the "NASD Rule"). The Plan is described further in the Statement of Additional Information, and the following is a description of the salient features of the Plan. The Plan provides that the Fund, subject to the NASD Rule, will pay sales commissions and distribution fees to the Principal Underwriter only after and as a result of the sale of shares of the Fund. On each sale of Fund shares (excluding reinvestment of distributions) the Fund will pay the Principal Underwriter amounts representing (i) sales commissions equal to 5% of the amount received by the Fund for each share sold and (ii) distribution fees calculated by applying the rate of 1% over the prime rate then reported in The Wall Street Journal to the outstanding balance of Uncovered Distribution Charges (as described below) of the Principal Underwriter. The Principal Underwriter currently expects to pay sales commissions (except on exchange transactions and reinvestments) to a financial service firm (an "Authorized Firm") at the time of sale equal to 4% of the purchase price of the shares sold by such Firm. The Principal Underwriter will use its own funds (which may be borrowed from banks) to pay such commissions. Because the payment of the sales commissions and distribution fees to the Principal Underwriter is subject to the NASD Rule described below, it will take the Principal Underwriter a number of years to recoup the sales commissions paid by it to Authorized Firms from the payments received by it from the Fund pursuant to the Plan.

THE NASD RULE REQUIRES THE FUND TO LIMIT ITS ANNUAL PAYMENTS OF SALES COMMISSIONS AND DISTRIBUTION FEES TO AN AMOUNT NOT EXCEEDING .75% OF THE FUND'S AVERAGE DAILY NET ASSETS FOR EACH FISCAL YEAR. Under its Plan, the Fund accrues daily an amount at the rate of 1/365 of .75% of its net assets, and pays such accrued amounts monthly to the Principal Underwriter. The Plan requires such accruals to be automatically discontinued during any period in which there are no outstanding Uncovered Distribution Charges under the Plan. Uncovered Distribution Charges are calculated daily and, briefly, are equivalent to all unpaid sales commissions and distribution fees to which the Principal Underwriter is entitled under the Plan less all contingent deferred sales charges theretofore paid to the Principal Underwriter. The Eaton Vance organization may be considered to have realized a profit under the Plan if at any point in time the aggregate amounts of all payments received by the Principal Underwriter from the Fund pursuant to the Plan, including any contingent deferred sales charges, have exceeded the total expenses theretofore incurred by such organization in distributing shares of the Fund. Total expenses for this purpose will include an allocable portion of the overhead costs of such organization and its branch offices.


Because of the NASD Rule limitation on the amount of sales commissions and distribution fees paid to the Principal Underwriter during any fiscal year, a high level of sales of Fund shares during the initial years of the Fund's operations would cause a large portion of the sales commissions attributable to a sale of Fund shares to be accrued and paid by the Fund to the Principal Underwriter in fiscal years subsequent to the year in which such shares were sold. This spreading of sales commissions payments under the Plan over an extended period would result in the incurrence and payment of increased distribution fees under the Plan.


During the period from the start of business, August 7, 1995, to January 31, 1996, the Fund paid sales commissions under the Plan equivalent to 0.75% of the Fund's average daily net assets for such period. As at January 31, 1996, the outstanding Uncovered Distribution Charges of the Principal Underwriter calculated under the Plan amounted to approximately $1,513,000 (which amount was equivalent to 3.5% of the Fund's net assets on such day).

THE PLAN ALSO AUTHORIZES THE FUND TO MAKE PAYMENTS OF SERVICE FEES TO THE PRINCIPAL UNDERWRITER, AUTHORIZED FIRMS AND OTHER PERSONS IN AMOUNTS NOT EXCEEDING .25% OF THE FUND'S AVERAGE DAILY NET ASSETS FOR EACH FISCAL YEAR. The Trustees of the Trust have initially implemented the Plan by authorizing the Fund to make quarterly payments of service fees to the Principal Underwriter and Authorized Firms in amounts not expected to exceed .25% of the Fund's average daily net assets based on the value of Fund shares sold by such persons and remaining outstanding for at least twelve months. As permitted by the NASD Rule, such payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to the Principal Underwriter, and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of the Principal Underwriter. The Fund expects to begin accruing for its service fee payments during the quarter ending September 30, 1996.

The Principal Underwriter may, from time to time, at its own expense, provide additional incentives to Authorized Firms which employ registered representatives who sell the Fund's shares and/or shares of other funds distributed by the Principal Underwriter. In some instances, such additional incentives may be offered only to certain Authorized Firms whose representatives sell or are expected to sell significant amounts of shares. In addition, the Principal Underwriter may from time to time increase or decrease the sales commissions payable to Authorized Firms.


The Fund may, in its absolute discretion, suspend, discontinue or limit the offering of its shares at any time. In determining whether any such action should be taken, the Fund's management intends to consider all relevant factors, including without limitation the size of the Fund, the investment climate and market conditions, the volume of sales and redemptions of Fund shares, and the amount of Uncovered Distribution Charges of the Principal Underwriter. The Plan may continue in effect and payments may be made under the Plan following any such suspension, discontinuance or limitation of the offering of Fund shares; however, the Fund is not contractually obligated to continue the Plan for any particular period of time. Suspension of the offering of Fund shares would not, of course, affect a shareholder's ability to redeem shares.

VALUING FUND SHARES
--------------------------------------------------------------------------------
THE FUND VALUES ITS SHARES ONCE ON EACH DAY THE NEW YORK STOCK EXCHANGE (THE "EXCHANGE") IS OPEN FOR TRADING, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). The Fund's net asset value per share is determined by its custodian, Investors Bank & Trust Company ("IBT"), (as agent for the Fund) in the manner authorized by the Trustees of the Trust. Net asset value is computed by dividing the value of the Fund's total assets, less its liabilities, by the number of shares outstanding. Because the Fund invests its assets in an interest in the Portfolio, the Fund's net asset value will reflect the value of its interest in the Portfolio (which, in turn, reflects the underlying value of the Portfolio's assets and liabilities).

Authorized Firms must communicate an investor's order to the Principal Underwriter prior to the close of the Principal Underwriter's business day to receive that day's net asset value per Fund share. It is the Authorized Firms' responsibility to transmit orders promptly to the Principal Underwriter, which is a wholly-owned subsidiary of Eaton Vance.


The Portfolio's net asset value is also determined as of the close of regular trading on the Exchange by IBT (as custodian and agent for the Portfolio) based on market or fair value in the manner authorized by the Trustees of the Portfolio. Net asset value is computed by subtracting the liabilities of the Portfolio from the value of its total assets. Municipal obligations will normally be valued on the basis of valuations furnished by a pricing service. For further information regarding the valuation of the Portfolio's assets, see "Determination of Net Asset Value" in the Statement of Additional Information.


  -------------------------------------------------------------------------
  SHAREHOLDERS MAY DETERMINE THE VALUE OF THEIR INVESTMENT BY MULTIPLYING THE NUMBER OF FUND SHARES OWNED BY THE CURRENT NET ASSET VALUE PER SHARE.
  -------------------------------------------------------------------------

HOW TO BUY FUND SHARES
--------------------------------------------------------------------------------

SHARES OF THE FUND MAY BE PURCHASED FOR CASH OR MAY BE ACQUIRED IN EXCHANGE FOR SECURITIES. Investors may purchase shares of the Fund through Authorized Firms at the net asset value per share of the Fund next determined after an order is effective. The Fund may suspend the offering of shares at any time and may refuse an order for the purchase of shares. An Authorized Firm may charge its customers a fee in connection with transactions executed by that Firm.

An initial investment in the Fund must be at least $1,000. Once an account has been established the investor may send investments of $50 or more at any time directly to the Fund's transfer agent (the "Transfer Agent") as follows: First Data Investor Services Group, BOS725, P.O. Box 1559, Boston, MA 02104. The $1,000 minimum initial investment is waived for Bank Automated Investing accounts, which may be established with an investment of $50 or more. See "Eaton Vance Shareholder Services".

ACQUIRING FUND SHARES IN EXCHANGE FOR SECURITIES. IBT, as escrow agent, will receive securities acceptable to Eaton Vance, as Administrator, in exchange for Fund shares at their net asset value as determined above. The minimum value of securities (or securities and cash) accepted for deposit is $5,000. Securities accepted will be sold on the day of their receipt or as soon thereafter as possible. The number of Fund shares to be issued in exchange for securities will be the aggregate proceeds from the sale of such securities, divided by the applicable net asset value per Fund share on the day such proceeds are received. Eaton Vance will use reasonable efforts to obtain the then current market price for such securities but does not guarantee the best available price. Eaton Vance will absorb any transaction costs, such as commissions, on the sale of the securities.


Securities determined to be acceptable should be transferred via book entry or physically delivered, in proper form for transfer, through an Authorized Firm, together with a completed and signed Letter of Transmittal in approved form (available from Authorized Firms), as follows:

          IN THE CASE OF BOOK ENTRY:
          Deliver through Depository Trust Co.
          Broker #2212
          Investors Bank & Trust Company
          For A/C EV Marathon High Yield Municipals Fund

          IN THE CASE OF PHYSICAL DELIVERY:
          Investors Bank & Trust Company
          Attention: EV Marathon High Yield Municipals Fund
          Physical Securities Processing Settlement Area
          89 South Street
          Boston, MA 02111

Investors who are contemplating an exchange of securities for shares of the Fund, or their representatives, must contact Eaton Vance to determine whether the securities are acceptable before forwarding such securities to IBT. Eaton Vance reserves the right to reject any securities. Exchanging securities for Fund shares may create a taxable gain or loss. Each investor should consult his or her tax adviser with respect to the particular federal, state and local tax consequences of exchanging securities for Fund shares.

The Trustees of the Trust may consider terminating sales of Fund shares, other than to the Fund's existing shareholders, when the Portfolio reaches a size that becomes difficult to manage, which may be as low as $250,000,000. If closed, the Board of Trustees may vote to re-open the Fund for sales to new shareholders at any time.

  --------------------------------------------------------------------
  IF YOU DON'T HAVE AN AUTHORIZED FIRM, EATON VANCE CAN RECOMMEND ONE.
  --------------------------------------------------------------------

HOW TO REDEEM FUND SHARES
------------------------------------------------------------------------------

A SHAREHOLDER MAY REDEEM FUND SHARES BY DELIVERING TO FIRST DATA INVESTOR SERVICES GROUP, BOS725, P.O. BOX 1559, BOSTON, MASSACHUSETTS 02104, during its business hours a written request for redemption in good order, plus any share certificates with executed stock powers. The redemption price will be based on the net asset value per Fund share next computed after such delivery. Good order means that all relevant documents must be endorsed by the record owner
(s) exactly as the shares are registered and the signature(s) must be guaranteed by a member of either the Securities Transfer Association's STAMP program or the New York Stock Exchange's Medallion Signature Program, or certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations as required by a regulation of the Securities and Exchange Commission and acceptable to First Data Investor Services Group. In addition, in some cases, good order may require the furnishing of additional documents such as where shares are registered in the name of a corporation, partnership or fiduciary.

Within seven days after receipt of a redemption request in good order by First Data Investor Services Group, the Fund will make payment in cash for the net asset value of the shares as of the date determined above, reduced by the amount of any applicable contingent deferred sales charges (described below) and any federal income tax required to be withheld. Although the Fund normally expects to make payment in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of the Fund, either totally or partially, by a distribution in kind of readily marketable securities withdrawn by the Fund from the Portfolio. The securities so distributed would be valued pursuant to the Portfolio's valuation procedures. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.


To sell shares at their net asset value through an Authorized Firm (a repurchase), a shareholder can place a repurchase order with the Authorized Firm, which may charge a fee. The value of those shares is based upon the net asset value calculated after EVD, as the Fund's agent, receives the order. It is the Authorized Firm's responsibility to transmit promptly repurchase orders to EVD. Throughout this Prospectus, the word "redemption" is generally meant to include a repurchase.

If shares were recently purchased, the proceeds of redemption (or repurchase) will not be sent until the check (including a certified or cashier's check) received for the shares purchased has cleared. Payment for shares tendered for redemption may be delayed up to 15 days from the purchase date when the purchase check has not yet cleared. Redemptions or repurchases may result in a taxable gain or loss.


Due to the high cost of maintaining small accounts, the Fund reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days' written notice to make additional purchases. However, no such redemption would be required by the Fund if the cause of the low account balance was a reduction in the net asset value of Fund shares. No contingent deferred sales charge will be imposed with respect to such involuntary redemptions.


CONTINGENT DEFERRED SALES CHARGE. Shares redeemed within the first six years of their purchase (except shares acquired through the reinvestment of distributions) generally will be subject to a contingent deferred sales charge. This contingent deferred sales charge is imposed on any redemption the amount of which exceeds the aggregate value at the time of redemption of (a) all shares in the account purchased more than six years prior to the redemption, (b) all shares in the account acquired through reinvestment of distributions, and (c) the increase, if any, in the value of all other shares in the account (namely those purchased within the six years preceding the redemption) over the purchase price of such shares. Redemptions are processed in a manner to maximize the amount of redemption proceeds which will not be subject to a contingent deferred sales charge. That is, each redemption will be assumed to have been made first from the exempt amounts referred to in clauses (a), (b) and (c) above, and second through liquidation of those shares in the account referred to in clause (c) on a first-in-first-out basis. Any contingent deferred sales charge which is required to be imposed on share redemptions will be made in accordance with the following schedule:


     YEAR OF REDEMPTION                                      CONTINGENT
     AFTER PURCHASE                                          DEFERRED
                                                             SALES CHARGE
     --------------------------------------------------------------------
     First or Second ......................................  5%
     Third ................................................  4%
     Fourth ...............................................  3%
     Fifth ................................................  2%
     Sixth ................................................  1%
     Seventh and following ................................  0%

In calculating the contingent deferred sales charge upon the redemption of Fund shares acquired in an exchange of shares of a fund in the Eaton Vance Marathon Group of Funds (see "The Eaton Vance Exchange Privilege"), the contingent deferred sales charge schedule applicable to the shares at the time of purchase will apply and the purchase of Fund shares acquired in the exchange is deemed to have occurred at the time of the original purchase of the exchanged shares.

No contingent deferred sales charge will be imposed on Fund shares which have been sold to Eaton Vance or its affiliates, or to their respective employees or clients. The contingent deferred sales charge will be waived for shares redeemed (1) pursuant to a Withdrawal Plan (see "Eaton Vance Shareholder Services"), (2) as part of a required distribution from a tax-sheltered retirement plan, or (3) following the death of all beneficial owners of such shares, provided the redemption is requested within one year of death (a death certificate and other applicable documents may be required). The contingent deferred sales charge will be paid to the Principal Underwriter or the Fund. When paid to the Principal Underwriter it will reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plan. See "Distribution Plan."


  --------------------------------------------------------------------------
  THE FOLLOWING EXAMPLE ILLUSTRATES THE OPERATION OF THE CONTINGENT DEFERRED SALES CHARGE. ASSUME THAT AN INVESTOR PURCHASES $10,000 OF THE FUND'S SHARES AND THAT 16 MONTHS LATER THE VALUE OF THE ACCOUNT HAS GROWN THROUGH INVESTMENT PERFORMANCE AND REINVESTMENT OF DIVIDENDS TO $12,000. THE INVESTOR THEN MAY REDEEM UP TO $2,000 OF SHARES WITHOUT INCURRING A CONTINGENT DEFERRED SALES CHARGE. IF THE INVESTOR SHOULD REDEEM $3,000 OF SHARES, A CHARGE WOULD BE IMPOSED ON $1,000 OF THE REDEMPTION. THE RATE WOULD BE 5% BECAUSE THE REDEMPTION WAS MADE IN THE SECOND YEAR AFTER THE PURCHASE WAS MADE AND THE CHARGE WOULD BE $50.
  --------------------------------------------------------------------------

REPORTS TO SHAREHOLDERS
--------------------------------------------------------------------------------
THE FUND WILL ISSUE TO ITS SHAREHOLDERS SEMI-ANNUAL AND ANNUAL REPORTS CONTAINING FINANCIAL STATEMENTS. Financial statements included in annual reports are audited by the Fund's independent certified public accountants. Shortly after the end of each calendar year, the Fund will furnish all shareholders with information necessary for preparing federal and state tax returns.

THE LIFETIME INVESTING ACCOUNT/DISTRIBUTION OPTIONS
--------------------------------------------------------------------------------

AFTER AN INVESTOR MAKES AN INITIAL PURCHASE OF FUND SHARES, THE FUND'S TRANSFER AGENT, FIRST DATA INVESTOR SERVICES GROUP, WILL SET UP A LIFETIME INVESTING ACCOUNT FOR THE INVESTOR ON THE FUND'S RECORDS. This account is a complete record of all transactions between the investor and the Fund which at all times shows the balance of shares owned. The Fund will not issue share certificates except upon request.

At least quarterly, shareholders will receive a statement showing complete details of any transaction and the current balance in the account. THE LIFETIME INVESTING ACCOUNT ALSO PERMITS A SHAREHOLDER TO MAKE ADDITIONAL INVESTMENTS IN SHARES BY SENDING A CHECK FOR $50 OR MORE to First Data Investor Services Group.

Any questions concerning a shareholder's account or services available may be directed by telephone to EATON VANCE SHAREHOLDER SERVICES at 800-225-6265, extension 2, or in writing to First Data Investor Services Group, BOS725, P.O. Box 1559, Boston, MA 02104 (please provide the name of the shareholder, the Fund and the account number).

THE FOLLOWING DISTRIBUTION OPTIONS WILL BE AVAILABLE TO ALL LIFETIME INVESTING ACCOUNTS and may be changed as often as desired by written notice to the Fund's dividend disbursing agent, First Data Investor Services Group, BOS725, P.O. Box 1559, Boston, MA 02104. The currently effective option will appear on each account statement.


Share Option -- Dividends and capital gains will be reinvested in additional shares.

Income Option -- Dividends will be paid in cash, and capital gains will be reinvested in additional shares.

Cash Option -- Dividends and capital gains will be paid in cash.

The Share Option will be assigned if no other option is specified. Distributions, including those reinvested, will be reduced by any withholding required under federal income tax laws.

If the Income Option or Cash Option has been selected, dividend and/or capital gains distribution checks which are returned by the United States Postal Service as not deliverable or which remain uncashed for six months or more will be reinvested in the account in shares at the then current net asset value. Furthermore, the distribution option on the account will be automatically changed to the Share Option until such time as the shareholder selects a different option.

DISTRIBUTION INVESTMENT OPTION. In addition to the distribution options set forth above, dividends and/or capital gains may be invested in additional shares of another Eaton Vance fund. Before selecting this option, a shareholder should obtain a prospectus of the other Eaton Vance fund and consider its objectives and policies carefully.

"STREET NAME" ACCOUNTS. If shares of the Fund are held in a "street name" account with an Authorized Firm, all recordkeeping, transaction processing and payments of distributions relating to the beneficial owner's account will be performed by the Authorized Firm, and not by the Fund and its Transfer Agent. Since the Fund will have no record of the beneficial owner's transactions, a beneficial owner should contact the Authorized Firm to purchase, redeem or exchange shares, to make changes in or give instructions concerning the account, or to obtain information about the account. The transfer of shares in a "street name" account to an account with another dealer or to an account directly with the Fund involves special procedures and will require the beneficial owner to obtain historical purchase information about the shares in the account from the Authorized Firm. Before establishing a "street name" account with an investment firm, or transferring the account to another investment firm, an investor wishing to reinvest distributions should determine whether the firm which will hold the shares allows reinvestment of distributions in "street name" accounts.


THE EATON VANCE EXCHANGE PRIVILEGE
------------------------------------------------------------------------------
Shares of the Fund currently may be exchanged for shares of one or more other funds in the Eaton Vance Marathon Group of Funds (except Eaton Vance Prime Rate Reserves) or Eaton Vance Money Market Fund, which are distributed with a contingent deferred sales charge, on the basis of the net asset value per share of each fund at the time of the exchange, provided that such exchange offers are available only in states where shares of the fund being acquired may be legally sold.


Each exchange must involve shares which have a net asset value of at least $1,000. The exchange privilege may be changed or discontinued without penalty. Shareholders will be given sixty (60) days' notice prior to any termination or material amendment of the exchange privilege. The Fund does not permit the exchange privilege to be used for "Market Timing" and may terminate the exchange privilege for any shareholder account engaged in Market Timing activity. Any shareholder account for which more than two round-trip exchanges are made within any twelve month period will be deemed to be engaged in Market Timing. Furthermore, a group of unrelated accounts for which exchanges are entered contemporaneously by a financial intermediary will be considered to be engaged in Market Timing.


First Data Investor Services Group makes exchanges at the next determined net asset value after receiving an exchange request in good order (see "How to Redeem Fund Shares"). Consult First Data Investor Services Group for additional information concerning the exchange privilege. Applications and prospectuses of the other funds are available from Authorized Firms or the Principal Underwriter. The prospectus for each fund describes its investment objectives and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange.


No contingent deferred sales charge is imposed on exchanges. For purposes of calculating the contingent deferred sales charge upon redemption of shares acquired in an exchange, the contingent deferred sales charge schedule applicable to the shares at the time of purchase will apply and the purchase of shares acquired in one or more exchanges is deemed to have occurred at the time of the original purchase of the exchanged shares. For the contingent deferred sales charge schedule applicable to the EV Marathon Group of Funds (except EV Marathon Strategic Income Fund and Class I shares of any EV Marathon Limited Maturity Fund), see "How to Redeem Fund Shares". The contingent deferred sales charge schedule applicable to EV Marathon Strategic Income Fund and Class I shares of any EV Marathon Limited Maturity Fund is 3%, 2.5%, 2% or 1% in the event of a redemption occurring in the first, second, third or fourth year, respectively, after the original share purchase.

Shares of other funds in the Eaton Vance Marathon Group of Funds and shares of Eaton Vance Money Market Fund may be exchanged for Fund shares on the basis of the net asset value per share of each fund at the time of the exchange, but subject to any restrictions or qualifications set forth in the current prospectus of any such fund.


Telephone exchanges are accepted by First Data Investor Services Group provided that the investor has not disclaimed in writing the use of the privilege. To effect such exchanges, call First Data Investor Services Group at 800-262-1122 or, within Massachusetts, 617-573-9403, Monday through Friday, 9:00 a.m. to 4:00 p.m. (Eastern Standard Time). Shares acquired by telephone exchange must be registered in the same name(s) and with the same address as the shares being exchanged. Neither the Fund, the Principal Underwriter nor First Data Investor Services Group will be responsible for the authenticity of exchange instructions received by telephone, provided that reasonable procedures to confirm that instructions communicated are genuine have been followed. Telephone instructions will be tape recorded. In times of drastic economic or market changes, a telephone exchange may be difficult to implement. An exchange may result in a taxable gain or loss.


EATON VANCE SHAREHOLDER SERVICES
--------------------------------------------------------------------------------
THE FUND OFFERS THE FOLLOWING SERVICES WHICH ARE VOLUNTARY, INVOLVE NO EXTRA CHARGE, AND MAY BE CHANGED OR DISCONTINUED WITHOUT PENALTY AT ANY TIME. Full information on each of the services described below and an application, where required, are available from Authorized Firms or the Principal Underwriter.
The cost of administering such services for the benefit of shareholders who participate in them is borne by the Fund as an expense to all shareholders.


INVEST-BY-MAIL -- FOR PERIODIC SHARE ACCUMULATION: Once the $1,000 minimum investment has been made, checks of $50 or more payable to the order of EV Marathon High Yield Municipals Fund may be mailed directly to First Data Investor Services Group, BOS725, P.O. Box 1559, Boston, MA 02104 at any time -- whether or not distributions are reinvested. The name of the shareholder, the Fund and the account number should accompany each investment.


BANK AUTOMATED INVESTING -- FOR REGULAR SHARE ACCUMULATION: Cash investments of $50 or more may be made automatically each month or quarter from the shareholder's bank account. The $1,000 minimum initial investment and small account redemption policy are waived for these accounts.

WITHDRAWAL PLAN: A shareholder may draw on shareholdings systematically with monthly or quarterly checks in an aggregate amount that does not exceed annually 12% of the account balance at the time the plan is established. Such amount will not be subject to a contingent deferred sales charge. See "How to Redeem Fund Shares". A minimum deposit of $5,000 in shares is required.

REINVESTMENT PRIVILEGE: A SHAREHOLDER WHO HAS REPURCHASED OR REDEEMED SHARES MAY REINVEST, WITH CREDIT FOR ANY CONTINGENT DEFERRED SALES CHARGES PAID ON THE REPURCHASED OR REDEEMED SHARES, ANY PORTION OR ALL OF THE REPURCHASE OR REDEMPTION PROCEEDS (PLUS THAT AMOUNT NECESSARY TO ACQUIRE A FRACTIONAL SHARE TO ROUND OFF THE PURCHASE TO THE NEAREST FULL SHARE) IN SHARES OF THE FUND, provided that the reinvestment is effected within 60 days after such repurchase or redemption, and the privilege has not been used more than once in the prior 12 months. Shares are sold to a reinvesting shareholder at the next determined net asset value following timely receipt of a written purchase order by the Principal Underwriter or by the Fund (or by the Fund's Transfer Agent). To the extent that any shares of the Fund are sold at a loss and the proceeds are reinvested in shares of the Fund (or other shares of the Fund are acquired within the period beginning 30 days before and ending 30 days after the date of redemption) some or all of the loss generally will not be allowed as a tax deduction. Shareholders should consult their tax advisers concerning the tax consequences of reinvestments.

DISTRIBUTIONS AND TAXES
------------------------------------------------------------------------------
THE FUND DECLARES DIVIDENDS DAILY AND ORDINARILY DISTRIBUTES DIVIDENDS MONTHLY (ON THE FIFTEENTH OR NEXT SUBSEQUENT BUSINESS DAY) FROM ITS NET INVESTMENT INCOME. The Fund's net investment income consists of net investment income allocated to the Fund by the Portfolio, less the Fund's direct and allocated expenses. The Fund will distribute at least annually (usually in December) all net realized capital gains allocated to the Fund by the Portfolio, if any, after taking into account any capital loss carryovers. Daily distributions will begin on the first business day collected funds for the purchase of shares are available to the Transfer Agent.

The Fund will distribute substantially all of its tax-exempt income, ordinary income and capital gain net income (if any) on a current basis. Distributions designated by the Fund as "exempt interest dividends" may be excluded from shareholders' gross income for federal income tax purposes. However, exempt interest dividends may affect the taxability of social security or railroad retirement benefits for shareholders who receive such benefits. In addition, exempt interest dividends may result in liability under the federal alternative minimum tax provisions and may be taxable for state and local tax purposes. Shareholders should consult their tax advisers to determine the effect of exempt interest dividends on their particular tax situation, including liability for state and local taxes.

Other distributions from the Fund may be taxable to shareholders as ordinary income, except that distributions of net long-term capital gains, if any, are taxable as such regardless of the length of time the shareholder has held the shares. Distributions of income from original issue discount and market discount will be taxable to shareholders as ordinary income. Distributions will be taxable as described whether received in cash or as additional shares through reinvestment in the Fund.


The Fund intends to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended, (the "Code") and to satisfy all requirements necessary to be relieved of federal taxes on income and gains it distributes to shareholders. In satisfying these requirements, the Fund will treat itself as owning its proportionate share of each of the Portfolio's assets and as entitled to the income of the Portfolio properly attributable to such share.

Early in each year, the Fund will notify its shareholders of the tax status of the Fund's distributions for the preceding year. Shareholders should consult their tax advisers about the effect of Fund distributions on their particular tax situation and any state, local or foreign taxes that may apply.


  ------------------------------------------------------------------------
  AS A REGULATED INVESTMENT COMPANY UNDER THE CODE, THE FUND DOES NOT PAY FEDERAL INCOME OR EXCISE TAXES TO THE EXTENT THAT IT DISTRIBUTES TO SHAREHOLDERS ITS NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS IN ACCORDANCE WITH THE TIMING REQUIREMENTS IMPOSED BY THE CODE. AS A PARTNERSHIP UNDER THE CODE, THE PORTFOLIO DOES NOT PAY FEDERAL INCOME OR EXCISE TAXES.
  ------------------------------------------------------------------------


PERFORMANCE INFORMATION
------------------------------------------------------------------------------
FROM TIME TO TIME, THE FUND MAY ADVERTISE ITS YIELD AND/OR AVERAGE ANNUAL TOTAL RETURN. The Fund's current yield is calculated by dividing the net investment income per share earned during a recent 30-day period by the maximum offering price per share (net asset value) of the Fund on the last day of the period and annualizing the resulting figure. A taxable-equivalent yield is computed by using the tax-exempt yield figure and dividing by one minus the tax rate. The Fund's average annual total return is determined by computing the average annual percentage change in value of $1,000 invested at the maximum public offering price (net asset value) for specified periods ending with the most recent calendar quarter, assuming reinvestment of all distributions. The average annual total return calculation assumes a complete redemption of the investment and the deduction of any applicable contingent deferred sales charge at the end of the period. The Fund may publish annual and cumulative total return figures from time to time.

The Fund may also publish total return figures which do not take into account any contingent deferred sales charge which may be imposed upon redemptions at the end of the specified period. Any performance figure which does not take into account the contingent deferred sales charge would be reduced to the extent such charge is imposed upon a redemption.

Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's yield or total return for any prior period should not be considered a representation of what an investment may earn or what the Fund's yield or total return may be in any future period. If the expenses related to the operation of the Fund or the Portfolio are allocated to Eaton Vance, the Fund's performance will be higher.

                                                                    APPENDIX A

                       DESCRIPTION OF SECURITIES RATINGS+

                         MOODY'S INVESTORS SERVICE, INC.

MUNICIPAL BONDS
AAA: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than the Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                       STANDARD & POOR'S RATINGS GROUP
INVESTMENT GRADE
AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
------------
+The ratings indicated herein are believed to be the most recent ratings available at the date of this Prospectus for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which would be given to these securities on the date of the Portfolio's fiscal year end.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE
Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC: Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC: The rating CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.

C: The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

C1: The Rating C1 is reserved for income bonds on which no interest is being paid.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

PLUS (+) OR MINUS (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                        FITCH INVESTORS SERVICE, INC.
INVESTMENT GRADE BOND RATINGS
AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+".

A: Bonds considered to be investment grade and of high credit quality. The obligors ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

HIGH YIELD BOND RATINGS
BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified that could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

PLUS (+) OR MINUS (-): The ratings from AA to C may be modified by the addition of a plus or minus sign to indicate the relative position of a credit within the rating category.

                               * * * * * * * *

NOTES: Bonds which are unrated expose the investor to risks with respect to capacity to pay interest or repay principal which are similar to the risks of lower-rated speculative bonds. The Portfolio is dependent on the Investment Adviser's judgment, analysis and experience in the evaluation of such bonds.

[LOGO]

EV MARATHON
HIGH YIELD
MUNICIPALS FUND



PROSPECTUS
MAY 20, 1996



EV MARATHON HIGH YIELD
MUNICIPALS FUND
24 FEDERAL STREET
BOSTON, MA 02110


INVESTMENT ADVISER OF HIGH YIELD MUNICIPALS PORTFOLIO
Boston Management and Research, 24 Federal Street, Boston, MA 02110

ADMINISTRATOR OF EV MARATHON HIGH YIELD MUNICIPALS FUND
Eaton Vance Management, 24 Federal Street, Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc., 24 Federal Street, Boston, MA 02110
(800) 225-6265


CUSTODIAN
Investors Bank & Trust Company, 89 South Street, Boston, MA 02111

TRANSFER AGENT
First Data Investor Services Group, BOS725, P.O. Box 1559, Boston, MA 02104
(800) 262-1122

AUDITORS
Deloitte & Touche LLP, 125 Summer Street, Boston, MA 02110


M-HYP

                                    PART A
                     INFORMATION REQUIRED IN A PROSPECTUS



                                EV TRADITIONAL
                          HIGH YIELD MUNICIPALS FUND
------------------------------------------------------------------------------

EV TRADITIONAL HIGH YIELD MUNICIPALS FUND (THE "FUND") IS A MUTUAL FUND SEEKING TO PROVIDE HIGH CURRENT INCOME EXEMPT FROM REGULAR FEDERAL INCOME TAX. THE FUND INVESTS ITS ASSETS IN HIGH YIELD MUNICIPALS PORTFOLIO (THE "PORTFOLIO"), A NON-DIVERSIFIED OPEN-END INVESTMENT COMPANY HAVING THE SAME INVESTMENT OBJECTIVE AS THE FUND, RATHER THAN BY DIRECTLY INVESTING IN AND MANAGING ITS OWN PORTFOLIO OF SECURITIES AS WITH HISTORICALLY STRUCTURED MUTUAL FUNDS. THE FUND IS A NON-DIVERSIFIED SERIES OF EATON VANCE MUNICIPALS TRUST II (THE "TRUST").

THE PORTFOLIO MAY INVEST UP TO 100% OF ITS ASSETS IN BELOW INVESTMENT GRADE MUNICIPAL BONDS, COMMONLY KNOWN AS "JUNK BONDS", THAT ENTAIL GREATER RISKS, INCLUDING DEFAULT, THAN THOSE OF HIGHER-RATED SECURITIES. SEE "HOW THE FUND AND THE PORTFOLIO INVEST THEIR ASSETS".

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Shares of the Fund involve investment risks, including fluctuations in value and the possible loss of some or all of the principal investment.


This Prospectus is designed to provide you with information you should know before investing. Please retain this document for future reference. A Statement of Additional Information dated May 20, 1996 for the Fund, as supplemented from time to time, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Statement of Additional Information is available without charge from the Fund's principal underwriter, Eaton Vance Distributors, Inc. (the "Principal Underwriter"), 24 Federal Street, Boston, MA 02110 (telephone (800) 225-6265). The Portfolio's investment adviser is Boston Management and Research (the "Investment Adviser"), a wholly-owned subsidiary of Eaton Vance Management, and Eaton Vance Management is the administrator (the "Administrator") of the Fund. The offices of the Investment Adviser and the Administrator are located at 24 Federal Street, Boston, MA 02110.

------------------------------------------------------------------------------

   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
   REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------


                                    Page                                    Page
Shareholder and Fund Expenses .......  2   How to Redeem Fund Shares .......  12
The Fund's Financial Highlights  ....  3   Reports to Shareholders .........  13
The Fund's Investment Objective .....  4   The Lifetime Investing
How the Fund and the Portfolio Invest       Account/Distribution Options ...  14
 their Assets (including "Risk             The Eaton Vance Exchange
 Considerations") ...................  4    Privilege ......................  14
Organization of the Fund and the           Eaton Vance Shareholder
 Portfolio ..........................  7    Services .......................  15
Management of the Fund and the             Distributions and Taxes .........  16
 Portfolio ..........................  9   Performance Information .........  17
Service Plan ........................ 10   Statement of Intention and Escrow
Valuing Fund Shares ................. 10    Agreement ....................... 17
How to Buy Fund Shares .............. 11   Appendix A ......................  19
--------------------------------------------------------------------------------
                        PROSPECTUS DATED MAY 20, 1996

SHAREHOLDER AND FUND EXPENSES
--------------------------------------------------------------------------------


  SHAREHOLDER TRANSACTION EXPENSES
  ---------------------------------------------------------------------
  Maximum Sales Charge Imposed on Purchases of Shares
   (as a percentage of offering price)                            3.75%
  Sales Charges Imposed on Reinvested Distributions                None
  Fees to Exchange Shares                                          None

  ANNUAL FUND AND ALLOCATED PORTFOLIO OPERATING EXPENSES (as a
   percentage of average daily net assets)
  ---------------------------------------------------------------------
  Investment Adviser Fee                                          0.59%
  Other Expenses (including Service Plan Fees)                    0.25
                                                                  -----
      Total Operating Expenses                                    0.84%
                                                                  =====

  EXAMPLE                                             1 YEAR     3 YEARS
  ------------------------------------------------------------------------------
  An investor would pay the following maximum
  initial sales charge and expenses on a $1,000
  investment, assuming (a) 5% annual return and
  (b) redemption at the end of each period:             $46        $65


NOTES:
The table and Example summarize the aggregate expenses of the Fund and the Portfolio and are designed to help investors understand the costs and expenses they will bear, directly or indirectly, by investing in the Fund. The Investment Adviser Fee and Other Expenses set out in the table and the information in the Example is estimated, since the Fund is only recently organized.

The Fund invests exclusively in the Portfolio. The Trustees believe the aggregate per share expenses of the Fund and the Portfolio should approximate and over time may be less than, the per share expenses the Fund would incur if the Trust retained the services of an investment adviser for the Fund and the Fund's assets were invested directly in the types of securities being held by the Portfolio.

The Example should not be considered a representation of past or future expenses, and actual expenses may be greater or less than those shown. Federal regulations require the Example to assume a 5% annual return, but actual annual return will vary. For further information regarding the expenses of both the Fund and the Portfolio see "The Fund's Financial Highlights", "Organization of the Fund and the Portfolio" and "Management of the Fund and the Portfolio".

If shares of a Fund are purchased at net asset value with no initial sales charge by virtue of the purchase having been in the amount of $1 million or more and are redeemed within 12 months of purchase, a contingent deferred sales charge of 0.50% will be imposed on such redemption. See "How to Buy Fund Shares," "How to Redeem Fund Shares" and "Eaton Vance Shareholder Services."

The Portfolio's monthly advisory fee has two components, a fee based on daily net assets and a fee based on daily gross income, as set forth in the fee schedule on page 8. The Fund expects to begin accruing for its service fee payments during the quarter ending September 30, 1996.

Other investment companies and investors with different distribution arrangements are investing in the Portfolio and others may do so in the future. See "Organization of the Fund and the Portfolio".

THE FUND'S FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following information should be read in conjunction with the unaudited financial statements included in the Statement of Additional Information. Further information regarding the performance of the Fund will be contained in the Fund's annual report to shareholders which may be obtained without charge by contacting the Principal Underwriter, Eaton Vance Distributors, Inc.
--------------------------------------------------------------------------------

  FOR THE PERIOD FROM THE START OF BUSINESS, AUGUST 7, 1995,
    TO JANUARY 31, 1996 UNAUDITED):
  NET ASSET VALUE, beginning of period                             $10.000
                                                                   -------
  INCOME FROM OPERATIONS:
    Net investment income                                          $ 0.340
    Net realized and unrealized gain on investments                  0.700
                                                                   -------
      Total income from operations                                 $ 1.040
                                                                   -------

  LESS DISTRIBUTIONS:
    From net investment income                                     $(0.340)
                                                                   -------
      Total distributions                                          $(0.340)
                                                                   -------

  NET ASSET VALUE, end of period                                   $10.700
                                                                   =======

  TOTAL RETURN\1/                                                   10.50%

  RATIOS/SUPPLEMENTAL DATA*:
    Net assets, end of period (000's omitted)                      $30,535
    Ratio of net expenses to average net assets\2/                   0.09%+
    Ratio of net investment income to average net assets             6.60%+

  *The operating expenses of the Fund and the Portfolio reflect an allocation of expenses to the Administrator and a reduction of fees by the Investment Adviser. Had such action not been taken, net investment income per share and the ratios would have been as follows:

  NET INVESTMENT INCOME PER SHARE                                   $ 0.291
                                                                    =======
  RATIOS/SUPPLEMENTAL DATA:
    Expenses\2/                                                       1.04%+
                                                                    =======
    Net investment income                                             5.65%+
                                                                    =======
  + Computed on an annualized basis.
\1/ Total investment return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is computed on a non-annualized basis.
\2/ Includes the Fund's share of High Yield Municipals Portfolio's allocated expenses.

THE FUND'S INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
THE FUND'S INVESTMENT OBJECTIVE IS TO PROVIDE HIGH CURRENT INCOME EXEMPT FROM REGULAR FEDERAL INCOME TAX. The Fund seeks its objective through investments in a portfolio of high-yielding, below investment grade securities. The investment objective and nonfundamental policies of the Fund may be changed by the Trustees without a vote of shareholders. The Fund may not be appropriate for investors who cannot assume the greater risk of capital depreciation or loss inherent in seeking higher tax-exempt yields.

HOW THE FUND AND THE PORTFOLIO INVEST THEIR ASSETS
--------------------------------------------------------------------------------

THE FUND CURRENTLY SEEKS TO ACHIEVE ITS OBJECTIVE BY INVESTING ITS ASSETS IN HIGH YIELD MUNICIPALS PORTFOLIO (THE "PORTFOLIO"), WHICH IS ITSELF AN OPEN-END INVESTMENT COMPANY. The Portfolio invests primarily in below investment grade municipal obligations which are obligations that are rated Ba or lower by Moody's Investors Service, Inc. ("Moody's") or BB or lower by Standard & Poor's Ratings Group ("S&P") or Fitch Investors Service, Inc. ("Fitch") or that are unrated but determined by the Investment Adviser to be of comparable quality. For a description of the ratings assigned by the rating agencies, see Appendix A. Below investment grade municipal obligations, commonly known as "junk bonds", generally offer higher current yields than do higher rated securities, but are subject to greater risks. Securities in the lower-rated categories are considered to be of poor standing and predominantly speculative. The Portfolio may also invest a portion of its assets in municipal obligations that are not paying current income in anticipation of possible future income. For more detailed information about the risks associated with investing in such securities, see "Additional Risk Considerations," below.

Although the Portfolio may invest in securities of any maturity, it is expected that the Portfolio will normally invest a substantial portion of its assets in securities with maturities of ten years or more. Those securities generally offer higher yields than securities of shorter maturities, but are subject to greater fluctuations in value in response to changes in interest rates. Since the Portfolio's objective is to provide high current income, the Portfolio will invest in municipal obligations with an emphasis on income and not on stability of the Portfolio's net asset value. The average maturity of the Portfolio's holdings may vary (generally between 15 and 30 years) depending on anticipated market conditions.

The Portfolio will normally invest at least 65% of its assets in investment grade and below investment grade municipal obligations. As a matter of fundamental policy, the Portfolio will normally invest at least 80% of its assets in debt obligations issued by or on behalf of states, territories and possessions of the United States, and the District of Columbia and their political subdivisions, agencies or instrumentalities, the interest on which is, in the opinion of bond counsel, exempt from regular federal income tax. (As a matter of fundamental policy, the Fund will normally invest either directly, or indirectly through another investment company, at least 80% of its assets in such obligations.)

At times, the Portfolio may, for temporary defensive purposes, invest any portion of its assets in higher-rated municipal obligations or other securities, the interest on which may not be exempt from regular federal income tax, and may hold any portion of its assets in cash. It is impossible to predict when, or for how long, the Portfolio would engage in such strategies.


MUNICIPAL OBLIGATIONS. Municipal obligations include bonds, notes and commercial paper issued by a municipality for a wide variety of both public and private purposes, the interest on which is, in the opinion of bond counsel, exempt from regular federal income tax. Public purpose municipal bonds include general obligation and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility. Municipal notes include bond anticipation, tax anticipation and revenue anticipation notes, which are short-term obligations that will be retired with the proceeds of an anticipated bond issue, tax revenue or facility revenue, respectively.

INTEREST INCOME FROM CERTAIN TYPES OF MUNICIPAL OBLIGATIONS MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX (THE "AMT") FOR INDIVIDUAL INVESTORS. Such obligations will not be included in the securities used to determine the Portfolio's compliance with the 80% test described above. Distributions to corporate investors of certain interest income may also be subject to the AMT. The Fund may not be suitable for investors subject to the AMT.

CONCENTRATION. The Portfolio may invest 25% or more of its assets in municipal obligations of issuers located in the same state or in municipal obligations of the same type, including without limitation the following: general obligations of states and localities; lease rental obligations of state and local authorities; obligations of state and local housing finance authorities, municipal utilities systems or public housing authorities; obligations of hospitals or life care facilities; or industrial development or pollution control bonds issued for electric utility systems, steel companies, paper companies or other purposes. This may make the Portfolio more susceptible to adverse economic, political, or regulatory occurrences affecting a particular category of issuers. For example, health- care related issuers are susceptible to medicaid reimbursement policies, and national and state health care legislation. As the Portfolio's concentration in the securities of a particular category of issuer increases, so does the potential for fluctuation in the value of the Fund's shares.

NON-DIVERSIFIED STATUS. As a "non-diversified" investment company, the Portfolio may invest, with respect to 50% of its total assets, more than 5% (but not more than 25%) of its total assets in the securities of any issuer. The Portfolio is likely to invest a greater percentage of its assets in the securities of a single issuer than would a diversified fund. Therefore, the Portfolio is more susceptible to any single adverse economic or political occurrence or other adverse development affecting certain issuers.

OTHER INVESTMENT PRACTICES
The Portfolio may engage in the following investment practices, some of which may be considered to involve "derivative" instruments because they derive their value from another instrument, security or index. In addition, the Portfolio may temporarily borrow up to 5% of the value of its total assets to satisfy redemption requests or settle securities transactions.


WHEN-ISSUED SECURITIES. The Portfolio may purchase securities on a "when-issued" basis, which means that payment and delivery occur on a future settlement date. The price and yield of such securities are generally fixed on the date of commitment to purchase. However, the market value of the securities may fluctuate prior to delivery and upon delivery the securities may be worth more or less than the Portfolio agreed to pay for them. The Portfolio may also purchase instruments that give the Portfolio the option to purchase a municipal obligation when and if issued.

INVERSE FLOATERS. The Portfolio may invest in municipal securities whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index ("inverse floaters"). An investment in inverse floaters may involve greater risk than an investment in a fixed rate bond. Because changes in the interest rate on the other security or index inversely affect the residual interest paid on the inverse floater, the value of an inverse floater is generally more volatile than that of a fixed rate bond. Inverse floaters have interest rate adjustment formulas which generally reduce or, in the extreme, eliminate the interest paid to the Portfolio when short-term interest rates rise, and increase the interest paid to the Portfolio when short-term interest rates fall. Inverse floaters have varying degrees of liquidity, and the market for these securities is new and relatively volatile. These securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline. Shifts in long-term interest rates may, however, alter this tendency. Although volatile, inverse floaters typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities usually permit the investor to convert the floating rate to a fixed rate (normally adjusted downward), and this optional conversion feature may provide a partial hedge against rising rates if exercised at an opportune time. Inverse floaters are leveraged because they provide two or more dollars of bond market exposure for every dollar invested.


FUTURES TRANSACTIONS. The Portfolio may purchase and sell various kinds of financial futures contracts and options thereon to hedge against changes in interest rates. Futures contracts may be based on various debt securities (such as U.S. Government securities and municipal obligations), securities indices (such as the Municipal Bond Index traded on the Chicago Board of Trade). Such transactions involve a risk of loss or depreciation due to unanticipated adverse changes in securities prices, which may exceed the Portfolio's initial investment in these contracts. The Portfolio may not purchase or sell futures contracts or related options, except for closing purchase or sale transactions, if immediately thereafter the sum of the amount of margin deposits and premiums paid on the Portfolio's outstanding positions would exceed 5% of the market value of the Portfolio's net assets. These transactions involve transaction costs. There can be no assurance that the Investment Adviser's use of futures will be advantageous to the Portfolio. Distributions by the Fund of any gains realized on the Portfolio's transactions in futures and options on futures will be taxable.

ADDITIONAL RISK CONSIDERATIONS
Investors should carefully consider their ability to assume the risks of owning shares of a mutual fund that invests in below investment grade municipal obligations (commonly known as "junk bonds") before making an investment in the Fund. The lower ratings of certain securities held by the Portfolio reflect a greater possibility that adverse changes in the financial condition of an issuer, or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of securities held by the Fund more volatile and could limit the Portfolio's ability to sell its securities at prices approximating the values the Portfolio has placed on such securities. It is possible that legislation may be adopted in the future limiting the ability of certain financial institutions to purchase such securities; such legislation may adversely affect the liquidity of such securities. In the absence of a liquid trading market for securities held by it, the Portfolio may be unable at times to establish the fair market value of such securities. The rating assigned to a security by a rating agency does not reflect an assessment of the volatility of the security's market value or of the liquidity of an investment in the security. Credit ratings are based largely on the issuer's historical financial condition and the rating agency's investment analysis at the timing of rating, and the rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition. Credit quality in the high yield, high risk municipal bond market can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular high yield security.

The net asset value of the Fund will change in response to fluctuations in prevailing interest rates and changes in the value of the securities held by the Portfolio. When interest rates decline, the value of securities already held by the Portfolio can be expected to rise. Conversely, when interest rates rise, the value of most portfolio security holdings can be expected to decline. Changes in the credit quality of issuers of municipal obligations held by the Portfolio will affect the principal value of (and possibly the income earned on) such obligations. In addition, the values of such securities are affected by changes in general economic conditions and business conditions affecting the specific industries of their issuers. Changes by recognized rating services in their ratings of a security and in the ability of an issuer to make payments of principal and interest may also affect the value of the Portfolio's investments. The Portfolio will not dispose of a security solely because its rating is reduced below its rating at the time of purchase, although the Investment Adviser will monitor the investment to determine whether continued investment in the security will assist in meeting the Portfolio's investment objective.


At times, a substantial portion of the Portfolio's assets may be invested in securities as to which the Portfolio, by itself or together with other accounts managed by the Investment Adviser and its affiliates, holds a major portion or all of such securities. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Portfolio could find it more difficult to sell such securities when the Investment Adviser believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. Under such circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the Portfolio's net asset value. Interest and/or principal payments on securities in default could be in arrears when such securities are acquired, and the issuer may be in bankruptcy or undergoing a debt restructuring or reorganization. In order to enforce its rights in the event of a default under such securities, the Portfolio may be required to take possession of and manage assets securing the issuer's obligations on such securities, which may increase the Portfolio's operating expenses and adversely affect the Portfolio's net asset value. Any income derived from the Portfolio's ownership or operation of such assets may not be tax-exempt.


The secondary market for such municipal obligations in which the Portfolio may invest is less liquid than that for many taxable debt obligations or other more widely traded municipal obligations. The Portfolio will not invest in illiquid securities if more than 15% of its net assets would be invested in securities not readily marketable. No established resale market exists for certain of the municipal obligations in which the Portfolio may invest. The market for obligations rated below investment grade is also likely to be less liquid than the market for higher rated obligations. As a result, the Portfolio may be unable to dispose of these municipal obligations at times when it would otherwise wish to do to at the prices at which they are valued.


Certain securities held by the Portfolio may permit the issuer at its option to "call", or redeem, its securities. If an issuer redeems securities held by the Portfolio during a time of declining interest rates, the Portfolio may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

Some of the securities in which the Portfolio invests may include so-called "zero-coupon" bonds, whose values are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently. Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. The Portfolio is required to accrue and distribute income from zero-coupon bonds on a current basis, even though it does not receive that income currently in cash. Thus, the Portfolio may have to sell other investments to obtain cash needed to make income distributions.

The Portfolio may invest in municipal leases, and participations in municipal leases. The obligation of the issuer to meet its obligations under such leases is often subject to the appropriation by the appropriate legislative body, on an annual or other basis, of funds for the payment of the obligations. Investments in municipal leases are thus subject to the risk that the legislative body will not make the necessary appropriation and the issuer will not otherwise be willing or able to meet its obligations.

The Investment Adviser seeks to minimize the risks of investing in below investment grade securities through professional investment analysis and attention to current developments in interest rates and economic conditions. When the Portfolio invests in such municipal obligations, the achievement of the Portfolio's goals is more dependent on the Investment Adviser's ability than would be the case if the Portfolio were investing in municipal obligations in the higher rating categories. The amount of information about the financial conditions of an issuer of municipal obligations may not be as extensive as that which is made available by corporations whose securities are publicly traded.

  --------------------------------------------------------------------------
  THE FUND AND THE PORTFOLIO HAVE ADOPTED CERTAIN FUNDAMENTAL INVESTMENT RESTRICTIONS WHICH ARE ENUMERATED IN DETAIL IN THE STATEMENT OF ADDITIONAL INFORMATION AND WHICH MAY NOT BE CHANGED UNLESS AUTHORIZED BY A SHAREHOLDER VOTE AND AN INVESTOR VOTE, RESPECTIVELY. EXCEPT FOR SUCH ENUMERATED RESTRICTIONS AND AS OTHERWISE INDICATED IN THIS PROSPECTUS, THE INVESTMENT OBJECTIVE AND POLICIES OF THE FUND AND THE PORTFOLIO ARE NOT FUNDAMENTAL POLICIES AND ACCORDINGLY MAY BE CHANGED BY THE TRUSTEES OF THE TRUST AND THE PORTFOLIO WITHOUT OBTAINING THE APPROVAL OF THE FUND'S SHAREHOLDERS OR THE INVESTORS IN THE PORTFOLIO, AS THE CASE MAY BE. IF ANY CHANGES WERE MADE IN THE FUND'S INVESTMENT OBJECTIVE, THE FUND MIGHT HAVE INVESTMENT OBJECTIVES DIFFERENT FROM THE OBJECTIVES WHICH AN INVESTOR CONSIDERED APPROPRIATE AT THE TIME THE INVESTOR BECAME A SHAREHOLDER IN THE FUND.
  --------------------------------------------------------------------------

ORGANIZATION OF THE FUND AND THE PORTFOLIO
--------------------------------------------------------------------------------

THE FUND IS A NON-DIVERSIFIED SERIES OF EATON VANCE MUNICIPALS TRUST II (THE "TRUST"), A BUSINESS TRUST ESTABLISHED UNDER MASSACHUSETTS LAW PURSUANT TO A DECLARATION OF TRUST DATED OCTOBER 25, 1993, AS AMENDED. THE TRUST IS A MUTUAL FUND -- AN OPEN-END MANAGEMENT INVESTMENT COMPANY. The Trustees of the Trust are responsible for the overall management and supervision of its affairs. The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series and because the Trust can offer separate series (such as the Fund) it is known as a "series company." Each share represents an equal proportionate beneficial interest in the Fund. When issued and outstanding, the shares are fully paid and nonassessable by the Trust and redeemable as described under "How to Redeem Fund Shares". Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.


THE PORTFOLIO IS ORGANIZED AS A TRUST UNDER THE LAWS OF THE STATE OF NEW YORK AND INTENDS TO BE TREATED AS A PARTNERSHIP FOR FEDERAL TAX PURPOSES. The Portfolio, as well as the Trust, intends to comply with all applicable federal and state securities laws. The Portfolio's Declaration of Trust provides that the Fund and other entities permitted to invest in the Portfolio (e.g., other U.S. and foreign investment companies, and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund investing in the Portfolio.

SPECIAL INFORMATION ON THE FUND/PORTFOLIO INVESTMENT STRUCTURE. An investor in the Fund should be aware that the Fund, unlike mutual funds which directly acquire and manage their own portfolios of securities, seeks to achieve its investment objective by investing its assets in an interest in the Portfolio (although the Fund may temporarily hold a de minimus amount of cash), which is a separate investment company with an identical investment objective. Therefore, the Fund's interest in securities owned by the Portfolio is indirect. In addition to selling an interest to the Fund, the Portfolio may sell interests to other affiliated and non-affiliated mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio are not required to sell their shares at the same public offering price as the Fund due to variations in sales commissions and other operating expenses. Therefore, investors in the Fund should be aware that these differences may result in differences in returns experienced by investors in the various funds that invest in the Portfolio. Such differences in returns are also present in other mutual fund structures, including funds that have multiple classes of shares. For information regarding the investment objective, policies and restrictions of the Portfolio, see "The Fund's Investment Objective" and "How the Fund and the Portfolio Invest their Assets". Further information regarding investment practices may be found in the Statement of Additional Information.


The Trustees of the Trust have considered the advantages and disadvantages of investing the assets of the Fund in the Portfolio, as well as the advantages and disadvantages of the two-tier format. The Trustees believe that the structure offers opportunities for substantial growth in the assets of the Portfolio, and affords the potential for economies of scale for the Fund, at least when the assets of the Portfolio exceed $500 million.

The Fund may withdraw (completely redeem) all its assets from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interest of the Fund to do so. The investment objective and the nonfundamental investment policies of the Fund and the Portfolio may be changed by the Trustees of the Trust and the Portfolio without obtaining the approval of the shareholders of the Fund or the investors in the Portfolio, as the case may be. Any such change of the investment objective of the Fund or the Portfolio will be preceded by thirty days' advance written notice to the shareholders of the Fund or the investors in the Portfolio, as the case may be. In the event the Fund withdraws all of its assets from the Portfolio, or the Board of Trustees of the Trust determines that the investment objective of the Portfolio is no longer consistent with the investment objective of the Fund, such Trustees would consider what action might be taken, including investing the assets of the Fund in another pooled investment entity or retaining an investment adviser to manage the Fund's assets in accordance with its investment objective. The Fund's investment performance may be affected by a withdrawal of all its assets from the Portfolio.

Information regarding other pooled investment entities or funds which invest in the Portfolio may be obtained by contacting Eaton Vance Distributors, Inc. (the "Principal Underwriter" or "EVD"), 24 Federal Street, Boston, MA 02110,
(617) 482-8260. Smaller investors in the Portfolio may be adversely affected by the actions of larger investors in the Portfolio. For example, if a large investor withdraws from the Portfolio, the remaining investors may experience higher pro rata operating expenses, thereby producing lower returns. Additionally, the Portfolio may hold fewer securities, resulting in increased portfolio risk, and experience decreasing economies of scale. However, this possibility exists as well for historically structured funds which have large or institutional investors.

Until 1992, the Administrator sponsored and advised historically structured funds. Funds which invest all their assets in interests in a separate investment company are a relatively new development in the mutual fund industry and, therefore, the Fund may be subject to additional regulations than historically structured funds.


The Declaration of Trust of the Portfolio provides that the Portfolio will terminate 120 days after the complete withdrawal of the Fund or any other investor in the Portfolio, unless either the remaining investors, by unanimous vote at a meeting of such investors, or a majority of the Trustees of the Portfolio, by written instrument consented to by all investors, agree to continue the business of the Portfolio. This provision is consistent with treatment of the Portfolio as a partnership for federal income tax purposes. See "Distributions and Taxes" for further information. Whenever the Fund as an investor in the Portfolio is requested to vote on matters pertaining to the Portfolio (other than the termination of the Portfolio's business, which may be determined by the Trustees of the Portfolio without investor approval), the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. The Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in the Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

The Trustees of the Trust, including a majority of the noninterested Trustees, have approved written procedures designed to identify and address any potential conflicts of interest arising from the fact that the Trustees of the Trust and the Trustees of the Portfolio are the same. Such procedures require each Board to take actions to resolve any conflict of interest between the Fund and the Portfolio, and it is possible that the creation of separate Boards may be considered. For further information concerning the Trustees and officers of the Trust and the Portfolio, see the Statement of Additional Information.

MANAGEMENT OF THE FUND AND THE PORTFOLIO
--------------------------------------------------------------------------------
THE PORTFOLIO ENGAGES BOSTON MANAGEMENT AND RESEARCH ("BMR"), A WHOLLY-OWNED SUBSIDIARY OF EATON VANCE MANAGEMENT ("EATON VANCE"), AS ITS INVESTMENT
ADVISER. EATON VANCE, ITS AFFILIATES AND ITS PREDECESSOR COMPANIES HAVE BEEN MANAGING ASSETS OF INDIVIDUALS AND INSTITUTIONS SINCE 1924 AND MANAGING INVESTMENT COMPANIES SINCE 1931.


Acting under the general supervision of the Board of Trustees of the Portfolio, BMR manages the Portfolio's investments and affairs and furnishes for the use of the Portfolio office space and all necessary office facilities, equipment and personnel for servicing the investments of the Portfolio. Under its investment advisory agreement with the Portfolio, BMR receives a monthly advisory fee equal to the aggregate of


(a) a daily asset based fee computed by applying the annual asset rate applicable to that portion of the total daily net assets in each Category as indicated below, plus

(b) a daily income based fee computed by applying the daily income rate applicable to that portion of the total daily gross income (which portion shall bear the same relationship to the total daily gross income on such day as that portion of the total daily net assets in the same Category bears to the total daily net assets on such day) in each Category as indicated below:

                                                     ANNUAL            DAILY
  CATEGORY  DAILY NET ASSETS                       ASSET RATE       INCOME RATE
  ----------------------------------------------------------------------------
  1         up to $500 million                       0.350%            3.50%
  2         $500 million but less than $1 billion    0.325%            3.25%
  3         $1 billion but less than $1.5 billion    0.300%            3.00%
  4         $1.5 billion but less than $2 billion    0.275%            2.75%
  5         $2 billion but less than $3 billion      0.250%            2.50%
  6         $3 billion and over                      0.225%            2.25%


As at January 31, 1996, the Portfolio had net assets of $72,077,467. For the period from the start of business, August 7, 1995, to January 31, 1996, absent a fee reduction, the Portfolio would have paid BMR advisory fees equivalent to 0.59% (annualized) of the Portfolio's average daily net assets for such period. To enhance the net income of the Portfolio, BMR made a reduction in the full amount of its advisory fee and BMR was allocated expenses related to the operation of the Portfolio in the amount of $10,465.

BMR OR EATON VANCE ACTS AS INVESTMENT ADVISER TO INVESTMENT COMPANIES AND VARIOUS INDIVIDUAL AND INSTITUTIONAL CLIENTS WITH ASSETS UNDER MANAGEMENT OF APPROXIMATELY $15 BILLION. Eaton Vance is a wholly-owned subsidiary of Eaton Vance Corp., a publicly held holding company. Eaton Vance Corp., through its subsidiaries and affiliates, engages in investment management and marketing activities, oil and gas operations, real estate investment, consulting and management, and development of precious metals properties.

Thomas M. Metzold has acted as the portfolio manager of the Portfolio since it commenced operations. He has been a Vice President of Eaton Vance since 1991 and of BMR since 1992 and an employee of Eaton Vance since 1987.

Municipal obligations are normally traded on a net basis (without commission) through broker-dealers and banks acting for their own account. Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market, and the difference is customarily referred to as the spread. In selecting firms which will execute portfolio transactions BMR judges their professional ability and quality of service and uses its best efforts to obtain execution at prices which are advantageous to the Portfolio and at reasonably competitive spreads. Subject to the foregoing, BMR may consider sales of shares of the Fund or of other investment companies sponsored by BMR or Eaton Vance as a factor in the selection of firms to execute portfolio transactions.

The Trust has retained the services of Eaton Vance to act as Administrator of the Fund. The Trust has not retained the services of an investment adviser since the Trust seeks to achieve the investment objective of the Fund by investing its assets in the Portfolio. As Administrator, Eaton Vance provides the Fund with general office facilities and supervises the overall administration of the Fund. For these services Eaton Vance currently receives no compensation. The Trustees of the Trust may determine, in the future, to compensate Eaton Vance for such services.


The Portfolio and the Fund, as the case may be, will each be responsible for all of its respective costs and expenses not expressly stated to be payable by BMR under the investment advisory agreement, by Eaton Vance under the administrative services agreement, or by EVD under the distribution agreement. Such costs and expenses to be borne by the Portfolio and the Fund, as the case may be, include, without limitation: custody and transfer agency fees and expenses, including those incurred for determining net asset value and keeping accounting books and records; expenses of pricing and valuation services; the cost of share certificates; membership dues in investment company organizations; expenses of acquiring, holding and disposing of securities and other investments; fees and expenses of registering under the securities laws and the governmental fees; expenses of reporting to shareholders and investors; proxy statements and other expenses of shareholders' or investors' meetings; insurance premiums; printing and mailing expenses; interest, taxes and corporate fees; legal and accounting expenses; compensation and expenses of Trustees not affiliated with BMR or Eaton Vance; and investment advisory fees and, if any, administrative services fees. The Portfolio or the Fund, as the case may be, will also each bear expenses incurred in connection with litigation in which the Portfolio or the Fund, as the case may be, is a party and any legal obligation to indemnify its respective officers and Trustees with respect thereto.


SERVICE PLAN
--------------------------------------------------------------------------------
In addition to advisory fees and other expenses, the Fund pays service fees pursuant to a Service Plan (the "Plan") designed to meet the service fee requirements of the revised sales charge rule of the National Association of Securities Dealers, Inc. THE PLAN PROVIDES THAT THE FUND MAY MAKE SERVICE FEE PAYMENTS FOR PERSONAL SERVICES AND/OR THE MAINTENANCE OF SHAREHOLDER ACCOUNTS
TO THE PRINCIPAL UNDERWRITER, FINANCIAL SERVICE FIRMS ("AUTHORIZED FIRMS") AND OTHER PERSONS IN AMOUNTS NOT EXCEEDING .25% OF THE FUND'S AVERAGE DAILY NET ASSETS FOR ANY FISCAL YEAR. The Trustees of the Trust have initially implemented the Plan by authorizing the Fund to make quarterly service fee payments to the Principal Underwriter and Authorized Firms in amounts not expected to exceed .25% of the Fund's average daily net assets for any fiscal year which is based on the value of Fund shares sold by such persons and remaining outstanding for at least twelve months. The Fund expects to begin accruing for its service fee payments during the quarter ending September 30, 1996. The Plan is further described in the Statement of Additional
Information.


VALUING FUND SHARES
--------------------------------------------------------------------------------
THE FUND VALUES ITS SHARES ONCE ON EACH DAY THE NEW YORK STOCK EXCHANGE (THE "EXCHANGE") IS OPEN FOR TRADING, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). The Fund's net asset value per share is determined by its custodian, Investors Bank & Trust Company ("IBT"), (as agent for the Fund) in the manner authorized by the Trustees of the Trust. Net asset value is computed by dividing the value of the Fund's total assets, less its liabilities, by the number of shares outstanding. Because the Fund invests its assets in an interest in the Portfolio, the Fund's net asset value will reflect the value of its interest in the Portfolio (which in turn, reflects the underlying value of the Portfolio's assets and liabilities).


Authorized Firms must communicate an investor's order to the Principal Underwriter prior to the close of the Principal Underwriter's business day to receive that day's net asset value per share and the public offering price based thereon. It is the Authorized Firms' responsibility to transmit orders promptly to the Principal Underwriter, which is a wholly-owned subsidiary of Eaton Vance.

The Portfolio's net asset value is also determined as of the close of regular trading on the Exchange by IBT (as custodian and agent for the Portfolio) based on market or fair value in the manner authorized by the Trustees of the Portfolio. Net asset value is computed by subtracting the liabilities of the Portfolio from the value of its total assets. Municipal obligations will normally be valued on the basis of valuations furnished by a pricing service. For further information regarding the valuation of the Portfolio's assets, see "Determination of Net Asset Value" in the Statement of Additional Information.


  -------------------------------------------------------------------------
  SHAREHOLDERS MAY DETERMINE THE VALUE OF THEIR INVESTMENT BY MULTIPLYING THE NUMBER OF FUND SHARES OWNED BY THE CURRENT NET ASSET VALUE PER SHARE.
  -------------------------------------------------------------------------


HOW TO BUY FUND SHARES
------------------------------------------------------------------------------

SHARES OF THE FUND MAY BE PURCHASED FOR CASH OR MAY BE ACQUIRED IN EXCHANGE FOR SECURITIES. Investors may purchase shares of the Fund through Authorized Firms at the effective public offering price, which price is based on the effective net asset value per share plus the applicable sales charge. The Fund receives the net asset value, while the sales charge is divided between the Authorized Firm and the Principal Underwriter. The Principal Underwriter will furnish the names of Authorized Firms to an investor upon request. An Authorized Firm may charge its customers a fee in connection with transactions executed by that firm. The Fund may suspend the offering of shares at any time and may refuse an order for the purchase of shares.


The sales charge may vary depending on the size of the purchase and the number of shares of Eaton Vance funds the investor may already own, any arrangement to purchase additional shares during a 13-month period or special purchase programs. Complete details of how investors may purchase shares at reduced sales charges under a Statement of Intention, Right of Accumulation, or various Employee Benefit Plans are available from Authorized Firms or the Principal Underwriter.

The current sales charges and dealer commissions are:

                                                                 SALES CHARGE         SALES CHARGE AS      DEALER COMMISSION
                                                                 PERCENTAGE OF        PERCENTAGE OF        AS PERCENTAGE OF
AMOUNT OF PURCHASE                                               OFFERING PRICE       AMOUNT INVESTED      OFFERING PRICE
----------------------------------------------------------------------------------------------------------------------------

Less than $50,000                                                 3.75%                3.90%                4.00%
$50,000 but less than $100,000                                    2.75%                2.83%                3.00%
$100,000 but less than $250,000                                   2.25%                2.30%                2.50%
$250,000 but less than $500,000                                   1.75%                1.78%                2.00%
$500,000 but less than $1,000,000                                 1.25%                1.27%                1.50%
$1,000,000 or more                                                0.00%*               0.00%*               0.50%*

*No sales charge is payable at the time of purchase on investments of $1 million or more. A contingent deferred sales charge ("CDSC") of 0.50% will be imposed on such investments (as described below) in the event of certain redemptions within 12 months of purchase. Such purchases made before March 27, 1995 will be subject to a CDSC of 1% in the event of certain redemptions within 18 months of purchase.

The Principal Underwriter may at times allow discounts up to the full sales charge. During periods when the discount includes the full sales charge, Authorized Firms may be deemed to be underwriters as that term is defined in the Securities Act of 1933. The Principal Underwriter may, from time to time, at its own expense, provide additional incentives to Authorized Firms which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the Principal Underwriter. In some instances, such additional incentives may be offered only to certain Authorized Firms whose representatives are expected to sell significant amounts of shares.

An initial investment in the Fund must be at least $1,000. Once an account has been established the investor may send investments of $50 or more at any time directly to the Fund's transfer agent (the "Transfer Agent") as follows: First Data Investor Services Group, BOS725, P.O. Box 1559, Boston, MA 02104. The $1,000 minimum initial investment is waived for Bank Automated Investing accounts, which may be established with an investment of $50 or more. See "Eaton Vance Shareholder Services".

Shares of the Fund may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds, including the Portfolio; to officers and employees and clients of Eaton Vance and its affiliates; to registered representatives and employees of Authorized Firms; bank employees who refer customers to registered representatives of Authorized Firms; and to such persons' spouses and children under the age of 21 and their beneficial accounts. Shares may also be issued at net asset value (1) in connection with the merger of an investment company with the Fund, (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with the investment adviser provides multiple investment services, such as management, brokerage and custody, and (3) where the amount invested represents redemption proceeds from a mutual fund unaffiliated with Eaton Vance, if the redemption occurred no more than 60 days prior to the purchase of Fund shares and the redeemed shares were subject to a sales charge and (4) to an investor making an investment through an investment adviser, financial planner, broker or other intermediary that charges a fee for its services and has entered into an agreement with the Fund or its Principal Underwriter.

ACQUIRING FUND SHARES IN EXCHANGE FOR SECURITIES. IBT, as escrow agent, will receive securities acceptable to Eaton Vance, as Administrator, in exchange for Fund shares at the applicable public offering price as determined above. The minimum value of securities (or securities and cash) accepted for deposit is $5,000. Securities accepted will be sold on the day of their receipt or as soon thereafter as possible. The number of Fund shares to be issued in exchange for securities will be the aggregate proceeds from the sale of such securities, divided by the applicable public offering price per Fund share on the day such proceeds are received. Eaton Vance will use reasonable efforts to obtain the then current market price for such securities but does not guarantee the best available price. Eaton Vance will absorb any transaction costs, such as commissions, on the sale of the securities.


Securities determined to be acceptable should be transferred via book entry or physically delivered, in proper form for transfer, through an Authorized Firm, together with a completed and signed Letter of Transmittal in approved form (available from Authorized Firms), as follows:

        IN THE CASE OF BOOK ENTRY:
        Deliver through Depository Trust Co.
        Broker #2212
        Investors Bank & Trust Company
        For A/C EV Traditional High Yield Municipals Fund

        IN THE CASE OF PHYSICAL DELIVERY:
        Investors Bank & Trust Company
        Attention: EV Traditional High Yield Municipals Fund
        Physical Securities Processing Settlement Area
        89 South Street
        Boston, MA 02111

Investors who are contemplating an exchange of securities for shares of the Fund, or their representatives, must contact Eaton Vance to determine whether the securities are acceptable before forwarding such securities to IBT. Eaton Vance reserves the right to reject any securities. Exchanging securities for Fund shares may create a taxable gain or loss. Each investor should consult his or her tax adviser with respect to the particular federal, state and local tax consequences of exchanging securities for Fund shares.

The Trustees of the Trust may consider terminating sales of Fund shares, other than to the Fund's existing shareholders, when the Portfolio reaches a size that becomes difficult to manage, which may be as low as $250,000,000. If closed, the Board of Trustees may vote to re-open the Fund for sales to new shareholders at any time.

  --------------------------------------------------------------------
  IF YOU DON'T HAVE AN AUTHORIZED FIRM, EATON VANCE CAN RECOMMEND ONE.
  --------------------------------------------------------------------

HOW TO REDEEM FUND SHARES
--------------------------------------------------------------------------------

A SHAREHOLDER MAY REDEEM FUND SHARES BY DELIVERING TO FIRST DATA INVESTOR SERVICES GROUP, BOS725, P.O. BOX 1559, BOSTON, MASSACHUSETTS 02104, during its business hours a written request for redemption in good order, plus any share certificates with executed stock powers. The redemption price will be based on the net asset value per Fund share next computed after such delivery. Good order means that relevant documents must be endorsed by the record owner(s) exactly as the shares are registered and the signature(s) must be guaranteed by a member of either the Securities Transfer Association's STAMP program or the New York Stock Exchange's Medallion Signature Program, or certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations as required by a regulation of the Securities and Exchange Commission and acceptable to First Data Investor Services Group. In addition, in some cases, good order may require the furnishing of additional documents such as where shares are registered in the name of a corporation, partnership or fiduciary.

Within seven days after receipt of a redemption request in good order by First Data Investor Services Group, the Fund will make payment in cash for the net asset value of the shares as of the date determined above, reduced by the amount of any federal income tax required to be withheld. Although the Fund normally expects to make payment in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of the Fund, either totally or partially, by a distribution in kind of readily marketable securities withdrawn by the Fund from the Portfolio. The securities so distributed would be valued pursuant to the Portfolio's valuation procedures. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.


To sell shares at their net asset value through an Authorized Firm (a repurchase), a shareholder can place a repurchase order with the Authorized Firm, which may charge a fee. The value of such shares is based upon the net asset value calculated after EVD, as the Fund's agent, receives the order. It is the Authorized Firm's responsibility to transmit promptly repurchase orders to EVD. Throughout this Prospectus, the word "redemption" is generally meant to include a repurchase.


If shares were recently purchased, the proceeds of redemption (or repurchase) will not be sent until the check (including a certified or cashier's check) received for the shares purchased has cleared. Payment for shares tendered for redemption may be delayed up to 15 days from the purchase date when the purchase check has not yet cleared. Redemptions or repurchases may result in a taxable gain or loss.

Due to the high cost of maintaining small accounts, the Fund reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days' written notice to make additional purchases. However, no such redemption would be required by the Fund if the cause of the low account balance was a reduction in the net asset value of Fund shares.

If shares have been purchased at net asset value with no initial sales charge by virtue of the purchase having been in the amount of $1 million or more and are redeemed within 12 months of purchase, a CDSC of 0.50% will be imposed on such redemption. (Such purchases made before March 27, 1995 will be subject to a CDSC of 1% in the event of certain redemptions made within 18 months of purchase.) The CDSC will be retained by the Principal Underwriter.

The CDSC will be imposed on an amount equal to the lesser of the current market value or the original purchase price of the shares redeemed. Accordingly, no CDSC will be imposed on increases in account value above the initial purchase price, including any distributions that have been reinvested in additional shares. In determining whether a CDSC is applicable to a redemption, the calculation will be made in a manner that results in the lowest possible rate being charged. It will be assumed that redemptions are made first from any shares in the shareholder's account that are not subject to a CDSC.

The CDSC is waived for redemptions involving certain liquidation, merger or acquisition transactions involving other investment companies. If a shareholder reinvests redemption proceeds within a 60-day period and in accordance with the conditions set forth under "Eaton Vance Shareholder Services -- Reinvestment Privilege," the shareholder's account will be credited with the amount of any CDSC paid on such redeemed shares.

REPORTS TO SHAREHOLDERS
--------------------------------------------------------------------------------
THE FUND WILL ISSUE TO ITS SHAREHOLDERS SEMI-ANNUAL AND ANNUAL REPORTS CONTAINING FINANCIAL STATEMENTS. Financial statements included in annual reports are audited by the Fund's independent certified public accountants. Shortly after the end of each calendar year, the Fund will furnish all shareholders with information necessary for preparing federal and state tax returns. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.

THE LIFETIME INVESTING ACCOUNT/DISTRIBUTION OPTIONS
--------------------------------------------------------------------------------
AFTER AN INVESTOR MAKES AN INITIAL PURCHASE OF FUND SHARES, THE FUND'S
TRANSFER AGENT, FIRST DATA INVESTOR SERVICES GROUP, WILL SET UP A LIFETIME INVESTING ACCOUNT FOR THE INVESTOR ON THE FUND'S RECORDS. This account is a complete record of all transactions between the investor and the Fund which at all times shows the balance of shares owned. The Fund will not issue share certificates except upon request.

At least quarterly, shareholders will receive a statement showing complete details of any transaction and the current balance in the account. THE LIFETIME INVESTING ACCOUNT ALSO PERMITS A SHAREHOLDER TO MAKE ADDITIONAL INVESTMENTS IN SHARES BY SENDING A CHECK FOR $50 OR MORE to First Data Investor Services Group.

Any questions concerning a shareholder's account or services available may be directed by telephone to EATON VANCE SHAREHOLDER SERVICES at 800-225-6265, extension 2, or in writing to First Data Investor Services Group, BOS725, P.O. Box 1559, Boston, MA 02104 (please provide the name of the shareholder, the Fund and the account number).

THE FOLLOWING DISTRIBUTION OPTIONS WILL BE AVAILABLE TO ALL LIFETIME INVESTING ACCOUNTS and may be changed as often as desired by written notice to the Fund's dividend disbursing agent, First Data Investor Services Group, BOS725, P.O. Box 1559, Boston, MA 02104. The currently effective option will appear on each account statement.


SHARE OPTION -- Dividends and capital gains will be reinvested in additional shares.

INCOME OPTION -- Dividends will be paid in cash, and capital gains will be reinvested in additional shares.

CASH OPTION -- Dividends and capital gains will be paid in cash.

The SHARE OPTION will be assigned if no other option is specified. Distributions, including those reinvested, will be reduced by any withholding required under federal income tax laws.

If the INCOME OPTION or CASH OPTION has been selected, dividend and/or capital gains distribution checks which are returned by the United States Postal Service as not deliverable or which remain uncashed for six months or more will be reinvested in the account in shares at the then current net asset value. Furthermore, the distribution option on the account will be automatically changed to the SHARE OPTION until such time as the shareholder selects a different option.

DISTRIBUTION INVESTMENT OPTION. In addition to the distribution options set forth above, dividends and/or capital gains may be invested in additional shares of another Eaton Vance fund. Before selecting this option, a shareholder should obtain a prospectus of the other Eaton Vance fund and consider its objectives and policies carefully.

"STREET NAME" ACCOUNTS. If shares of the Fund are held in a "street name" account with an Authorized Firm, all recordkeeping, transaction processing and payments of distributions relating to the beneficial owner's account will be performed by the Authorized Firm, and not by the Fund and its Transfer Agent. Since the Fund will have no record of the beneficial owner's transactions, a beneficial owner should contact the Authorized Firm to purchase, redeem or exchange shares, to make changes in or give instructions concerning the account, or to obtain information about the account. The transfer of shares in a "street name" account to an account with another dealer or to an account directly with the Fund involves special procedures and will require the beneficial owner to obtain historical purchase information about the shares in the account from the Authorized Firm. Before establishing a "street name" account with an investment firm, or transferring the account to another investment firm, an investor wishing to reinvest distributions should determine whether the firm which will hold the shares allows reinvestment of distributions in "street name" accounts.


THE EATON VANCE EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------
Shares of the Fund currently may be exchanged for shares of any of the following funds: Eaton Vance Cash Management Fund, Eaton Vance Income Fund of Boston, Eaton Vance Municipal Bond Fund L.P., Eaton Vance Tax Free Reserves and any fund in the Eaton Vance Traditional Group of Funds on the basis of net asset value per share of each fund at the time of the exchange (plus, in the case of an exchange made within six months of the date of purchase of shares subject to an initial sales charge, an amount equal to the difference, if any, between the sales charge previously paid on the shares being exchanged and the sales charge payable on the shares being acquired). Such exchange offers are available only in states where shares of the fund being acquired may be legally sold.


Each exchange must involve shares which have a net asset value of at least $1,000. The exchange privilege may be changed or discontinued without penalty. Shareholders will be given sixty (60) days' notice prior to any termination or material amendment of the exchange privilege. The Fund does not permit the exchange privilege to be used for "Market Timing" and may terminate the exchange privilege for any shareholder account engaged in Market Timing activity. Any shareholder account for which more than two round-trip exchanges are made within any twelve month period will be deemed to be engaged in Market Timing. Furthermore, a group of unrelated accounts for which exchanges are entered contemporaneously by a financial intermediary will be considered to be engaged in Market Timing.


Shares of the Fund which are subject to a CDSC may be exchanged into any of the above funds without incurring the CDSC. The shares acquired in an exchange may be subject to a CDSC upon redemption. For purposes of computing the CDSC payable upon redemption of shares acquired in an exchange, the holding period of the original shares is added to the holding period of the shares acquired in the exchange.

First Data Investor Services Group makes exchanges at the next determined net asset value after receiving an exchange request in good order (see "How to Redeem Fund Shares"). Consult First Data Investor Services Group for additional information concerning the exchange privilege. Applications and prospectuses of the other funds are available from Authorized Firms or the Principal Underwriter. The prospectus for each fund describes its investment objectives and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange.

Shares of certain other funds for which Eaton Vance acts as investment adviser or administrator may be exchanged for Fund shares on the basis of the net asset value per share of each fund at the time of the exchange (plus, in the case of an exchange made within six months of the date of purchase, an amount equal to the difference, if any, between the sales charge previously paid on the shares being exchanged and the sales charge payable on the Fund shares being acquired). Any such exchange is subject to any restrictions or qualifications set forth in the current prospectus of any such fund.

Telephone exchanges are accepted by First Data Investor Services Group provided that the investor has not disclaimed in writing the use of the privilege. To effect such exchanges, call First Data Investor Services Group at 800-262-1122 or, within Massachusetts, 617-573-9403, Monday through Friday, 9:00 a.m. to 4:00 p.m. (Eastern Standard Time). Shares acquired by telephone exchange must be registered in the same name(s) and with the same address as the shares being exchanged. Neither the Fund, the Principal Underwriter nor First Data Investor Services Group will be responsible for the authenticity of exchange instructions received by telephone, provided that reasonable procedures to confirm that instructions communicated are genuine have been followed. Telephone instructions will be tape recorded. In times of drastic economic or market changes, a telephone exchange may be difficult to implement. An exchange may result in a taxable gain or loss.


EATON VANCE SHAREHOLDER SERVICES
--------------------------------------------------------------------------------
THE FUND OFFERS THE FOLLOWING SERVICES, WHICH ARE VOLUNTARY, INVOLVE NO EXTRA CHARGE, AND MAY BE CHANGED OR DISCONTINUED WITHOUT PENALTY AT ANY TIME. Full information on each of the services described below and an application, where required, are available from Authorized Firms or the Principal Underwriter.
The cost of administering such services for the benefit of shareholders who participate in them is borne by the Fund as an expense to all shareholders.


INVEST-BY-MAIL -- FOR PERIODIC SHARE ACCUMULATION: Once the $1,000 minimum investment has been made, checks of $50 or more payable to the order of EV Traditional High Yield Municipals Fund may be mailed directly to First Data Investor Services Group, BOS725, P.O. Box 1559, Boston, MA 02104 at any time -- whether or not distributions are reinvested. The name of the shareholder, the Fund and the account number should accompany each investment.


BANK AUTOMATED INVESTING -- FOR REGULAR SHARE ACCUMULATION: Cash investments of $50 or more may be made automatically each month or quarter from the shareholder's bank account. The $1,000 minimum initial investment and small account redemption policy are waived for these accounts.

STATEMENT OF INTENTION: Purchases of $50,000 or more made over a 13-month period are eligible for reduced sales charges. See "Statement of Intention and Escrow Agreement."

RIGHT OF ACCUMULATION: Purchases may qualify for reduced sales charges when the current market value of holdings (shares at current offering price), plus new purchases, reaches $50,000 or more. Shares of the Eaton Vance funds listed under "The Eaton Vance Exchange Privilege" may be combined under the Statement of Intention and Right of Accumulation.


WITHDRAWAL PLAN: A shareholder may draw on shareholdings systematically with monthly or quarterly checks in an amount specified by the shareholder. A minimum deposit of $5,000 in shares is required. The maintenance of a withdrawal plan concurrently with purchases of additional shares would be disadvantageous because of the sales charge included in such purchases.

REINVESTMENT PRIVILEGE: A SHAREHOLDER WHO HAS REPURCHASED OR REDEEMED SHARES MAY REINVEST AT NET ASSET VALUE ANY PORTION OR ALL OF THE REPURCHASE OR REDEMPTION PROCEEDS (PLUS THAT AMOUNT NECESSARY TO ACQUIRE A FRACTIONAL SHARE TO ROUND OFF THE PURCHASE TO THE NEAREST FULL SHARE) IN SHARES OF THE FUND, or, provided that the shares repurchased or redeemed have been held for at least 60 days, in shares of any of the other funds offered by the Principal Underwriter subject to an initial sales charge, provided that the reinvestment is effected within 60 days after such repurchase or redemption, and the privilege has not been used more than once in the prior 12 months. Shares are sold to a reinvesting shareholder at the next determined net asset value following timely receipt of a written purchase order by the Principal Underwriter or by the fund whose shares are to be purchased (or by such fund's transfer agent). The privilege is also available to shareholders of the funds listed under "The Eaton Vance Exchange Privilege" who wish to reinvest such redemption or repurchase proceeds in shares of the Fund. If a shareholder reinvests redemption proceeds within the 60-day period the shareholder's account will be credited with the amount of any CDSC paid on such redeemed shares. To the extent that any shares of the Fund are sold at a loss and the proceeds are reinvested in shares of the Fund (or other shares of the Fund are acquired within the period beginning 30 days before and ending 30 days after the date of the redemption) some or all of the loss generally will not be allowed as a tax deduction. Shareholders should consult their tax advisers concerning the tax consequences of reinvestments.

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------
THE FUND DECLARES DIVIDENDS DAILY AND ORDINARILY DISTRIBUTES DIVIDENDS MONTHLY (ON THE LAST DAY OF THE MONTH OR NEXT SUBSEQUENT BUSINESS DAY) FROM ITS NET INVESTMENT INCOME. The Fund's net investment income consists of net investment income allocated to the Fund by the Portfolio, less the Fund's direct and allocated expenses. The Fund will distribute at least annually (usually in December) all net realized capital gains allocated to the Fund by the Portfolio, if any, after taking into account any capital loss carryovers.
Daily distributions will begin on the first business day collected funds for the purchase of shares are available to the Transfer Agent.


The Fund will distribute substantially all of its tax-exempt income, ordinary income and capital gain net income (if any) on a current basis. Distributions designated by the Fund as "exempt interest dividends" may be excluded from shareholders' gross income for federal income tax purposes. However, exempt interest dividends may affect the taxability of social security or railroad retirement benefits for shareholders who receive such benefits. In addition, exempt interest dividends may result in liability under the federal alternative minimum tax provisions and may be taxable for state and local tax purposes. Shareholders should consult their tax advisers to determine the effect of exempt interest dividends on their particular tax situation, including liability for state and local taxes.

Other distributions from the Fund may be taxable to shareholders as ordinary income, except that distributions of net long-term capital gains, if any, are taxable as such regardless of the length of time the shareholder has held the shares. Distributions of income from original issue discount and market discount will be taxable to shareholders as ordinary income. Distributions will be taxable as described whether received in cash or as additional shares through reinvestment in the Fund.


Sales charges paid upon a purchase of Fund shares cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent shares of the Fund or of another fund are subsequently acquired pursuant to the Fund's reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder's tax basis in some or all of any other shares acquired.

The Fund intends to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended, (the "Code") and to satisfy all requirements necessary to be relieved of federal taxes on income and gains it distributes to shareholders. In satisfying these requirements, the Fund will treat itself as owning its proportionate share of each of the Portfolio's assets and as entitled to the income of the Portfolio properly attributable to such share.


Early in each year, the Fund will notify its shareholders of the tax status of the Fund's distributions for the preceding year. Shareholders should consult their tax advisers about the effect of Fund distributions on their particular tax situation and any state, local or foreign taxes that may apply.


  -----------------------------------------------------------------------
  AS A REGULATED INVESTMENT COMPANY UNDER THE CODE, THE FUND DOES NOT PAY FEDERAL INCOME OR EXCISE TAXES TO THE EXTENT THAT IT DISTRIBUTES TO SHAREHOLDERS ITS NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS IN ACCORDANCE WITH THE TIMING REQUIREMENTS IMPOSED BY THE CODE. AS A PARTNERSHIP UNDER THE CODE, THE PORTFOLIO DOES NOT PAY FEDERAL INCOME OR EXCISE TAXES.
  ------------------------------------------------------------------------

PERFORMANCE INFORMATION
------------------------------------------------------------------------------
FROM TIME TO TIME, THE FUND MAY ADVERTISE ITS YIELD AND/OR AVERAGE ANNUAL TOTAL RETURN. The Fund's current yield is calculated by dividing the net investment income per share earned during a recent 30-day period by the maximum offering price per share (net asset value) of the Fund on the last day of the period and annualizing the resulting figure. A taxable-equivalent yield is computed by using the tax-exempt yield figure and dividing by one minus the tax rate. The Fund's average annual total return is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compounded rate of return (including capital appreciation/depreciation and distributions paid and reinvested) for the stated period and annualizing the result. The average annual total return calculation assumes the maximum sales charge is deducted from the initial $1,000 purchase order and that all distributions are reinvested at net asset value on the reinvestment dates during the period. The Fund may publish annual and cumulative total return figures from time to time.

The Fund may also furnish total return calculations based on investments at various sales charge levels or at net asset value. Any performance data which is based on the Fund's net asset value per share would be reduced if a sales charge were taken into account. The Fund's performance may be compared in publications to the performance of various indices and investments for which reliable data is available, and to averages, performance rankings, or other information prepared by recognized mutual fund statistical services.

Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's yield or total return for any prior period should not be considered a representation of what an investment may earn or what the Fund's yield or total return may be in any future period. If the expenses related to the operation of the Fund or the Portfolio are allocated to Eaton Vance, the Fund's performance will be higher.


STATEMENT OF INTENTION AND ESCROW AGREEMENT
--------------------------------------------------------------------------------
TERMS OF ESCROW. If the investor, on an application, makes a Statement of Intention to invest a specified amount over a thirteen-month period, then out of the initial purchase (or subsequent purchases if necessary) 5% of the dollar amount specified on the application shall be held in escrow by the escrow agent in the form of shares (computed to the nearest full share at the public offering price applicable to the initial purchase hereunder) registered in the investor's name. All income dividends and capital gains distributions on escrowed shares will be paid to the investor or to the investor's order.

When the minimum investment so specified is completed, the escrowed shares will be delivered to the investor. If the investor has an accumulation account the shares will remain on deposit under the investor's account.

If total purchases under this Statement of Intention are less than the amount specified, the investor will promptly remit to EVD any difference between the sales charge on the amount specified and on the amount actually purchased. If the investor does not within 20 days after written request by EVD or the Authorized Firm pay such difference in sales charge, the escrow agent will redeem an appropriate number of the escrowed shares in order to realize such difference. Full shares remaining after any such redemption together with any excess cash proceeds of the shares so redeemed will be delivered to the investor or to the investor's order by the escrow agent.


PROVISION FOR RETROACTIVE PRICE ADJUSTMENT. If total purchases made under this Statement are large enough to qualify for a lower sales charge than that applicable to the amount specified, all transactions will be computed at the expiration date of this Statement to give effect to the lower charge. Any difference in sales charge will be refunded to the investor in cash, or applied to the purchase of additional shares at the lower charge if specified by the investor. This refund will be made by the Authorized Firm and by EVD. If at the time of the recomputation a firm other than the original firm is placing the orders, the adjustment will be made only on those shares purchased through the firm then handling the investor's account.

                                                                    APPENDIX A
                       DESCRIPTION OF SECURITIES RATINGS+

                         MOODY'S INVESTORS SERVICE, INC.

MUNICIPAL BONDS
Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than the Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                       STANDARD & POOR'S RATINGS GROUP
INVESTMENT GRADE
AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
-----------
+The ratings indicated herein are believed to be the most recent ratings available at the date of this Prospectus for the securities listed.
 Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which would be given to these securities on the date of the Portfolio's fiscal year end.

SPECULATIVE GRADE
Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC: Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC: The rating CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.

C: The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

C1: The Rating C1 is reserved for income bonds on which no interest is being paid.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

PLUS (+) OR MINUS (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                        FITCH INVESTORS SERVICE, INC.

INVESTMENT GRADE BOND RATINGS
AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+".

A: Bonds considered to be investment grade and of high credit quality. The obligors ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

HIGH YIELD BOND RATINGS
BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified that could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

PLUS (+) OR MINUS (-): The ratings from AA to C may be modified by the addition of a plus or minus sign to indicate the relative position of a credit within the rating category.

                               * * * * * * * *

NOTES: Bonds which are unrated expose the investor to risks with respect to capacity to pay interest or repay principal which are similar to the risks of lower-rated speculative bonds. The Portfolio is dependent on the Investment Adviser's judgment, analysis and experience in the evaluation of such bonds.

                                                     [logo]

EV TRADITIONAL
HIGH YIELD
MUNICIPALS FUND


PROSPECTUS
MAY 20, 1996


EV TRADITIONAL HIGH YIELD
MUNICIPALS FUND
24 FEDERAL STREET
BOSTON, MA 02110

----------------------------------------------------------------------------
INVESTMENT ADVISER OF HIGH YIELD PORTFOLIO
Boston Management and Research, 24 Federal Street, Boston, MA 02110

ADMINISTRATOR OF EV TRADITIONAL HIGH YIELD FUND
Eaton Vance Management, 24 Federal Street, Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc., 24 Federal Street, Boston, MA 02110
  (800) 225-6265


CUSTODIAN
Investors Bank & Trust Company, 89 South Street, Boston, MA 02111

TRANSFER AGENT
First Data Investor Services Group, BOS725, P.O. Box 1559, Boston, MA 02104
  (800) 262-1122

AUDITORS
Deloitte & Touche LLP, 125 Summer Street, Boston, MA 02110



T-HYP

                                    PART B
        INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                                                          STATEMENT OF
                                                          ADDITIONAL INFORMATION
                                                          June 1, 1996

                        EV TRADITIONAL MUNICIPAL FUNDS
                EV TRADITIONAL FLORIDA INSURED MUNICIPALS FUND
                    EV TRADITIONAL HAWAII MUNICIPALS FUND
                    EV TRADITIONAL KANSAS MUNICIPALS FUND
                              24 Federal Street
                         Boston, Massachusetts 02110
                                (800) 225-6265

    This Statement of Additional Information consists of two parts. Part I provides general information about the Funds listed above (each a "Fund") and certain other series of Eaton Vance Municipals Trust II (the "Trust"). As described in the Prospectus, each Fund invests its assets in a separate registered investment company (a "Portfolio") with the same investment objective and policies as the Fund. Each Fund's Part II (a "Part II") provides information solely about a Fund and its corresponding Portfolio. Where appropriate, Part I includes cross-references to the relevant sections of Part II.

                              TABLE OF CONTENTS                             Page
                                   PART I
Additional Information about Investment Policies ..................            1
Investment Restrictions ...........................................            8
Trustees and Officers .............................................            9
Investment Adviser and Administrator ..............................           10
Custodian .........................................................           13
Service for Withdrawal ............................................           13
Determination of Net Asset Value ..................................           14
Investment Performance ............................................           14
Taxes .............................................................           16
Portfolio Security Transactions ...................................           18
Other Information .................................................           19
Independent Certified Public Accountants ..........................           20
Appendix ..........................................................           21

                                   PART II
EV Traditional Florida Insured Municipals Fund ....................          a-1
EV Traditional Hawaii Municipals Fund .............................          b-1
EV Traditional Kansas Municipals Fund .............................          c-1

    Although each Fund offers only its shares of beneficial interest, it is possible that a Fund might become liable for a misstatement or omission in this Statement of Additional Information regarding another Fund because the Funds use this combined Statement of Additional Information. The Trustees of the Trust have considered this factor in approving the use of a combined Statement of Additional Information. This Statement of Additional Information is sometimes referred to as the "SAI".

    THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY THE FUND'S PROSPECTUS DATED JUNE 1, 1996, AS SUPPLEMENTED FROM TIME TO TIME. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS, A COPY OF WHICH MAY BE OBTAINED WITHOUT CHARGE BY CONTACTING EATON VANCE DISTRIBUTORS, INC. (THE "PRINCIPAL UNDERWRITER") (SEE BACK COVER FOR ADDRESS AND PHONE NUMBER).

                     STATEMENT OF ADDITIONAL INFORMATION

                                    PART I


    The following information relates generally to the Fund, certain other series of the Trust and the Portfolio. Capitalized terms used in this SAI and not otherwise defined have the meanings given them in the Fund's Prospectus. The Fund is subject to the same investment policies as those of the Portfolio. The Fund currently seeks to achieve its objective by investing in the Portfolio.


               ADDITIONAL INFORMATION ABOUT INVESTMENT POLICIES
MUNICIPAL OBLIGATIONS
    Municipal obligations are issued to obtain funds for various public and private purposes. Such obligations include bonds as well as tax-exempt commercial paper, project notes and municipal notes such as tax, revenue and bond anticipation notes of short maturity, generally less than three years. In general, there are three categories of municipal obligations, the interest on which is exempt from federal income tax and is not a tax preference item for purposes of the federal alternative minimum tax: (i) certain "public purpose" obligations (whenever issued), which include obligations issued directly by state and local governments or their agencies to fulfill essential governmental functions; (ii) certain obligations issued before August 8, 1986 for the benefit of non-governmental persons or entities; and (iii) certain "private activity bonds" issued after August 7, 1986, which include "qualified Section 501(c)(3) bonds" or refundings of certain obligations included in the second category. In assessing the federal income tax treatment of interest on any municipal obligation, the Portfolio will generally rely on an opinion of the issuer's counsel (when available) and will not undertake any independent verification of the basis for the opinion. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds.

    Interest on certain "private activity bonds" issued after August 7, 1986 is exempt from regular federal income tax but such interest (including a distribution by the Fund derived from such interest) is treated as a tax preference item which could subject the recipient to or increase the recipient's liability for the federal alternative minimum tax. For corporate shareholders, the Fund's distributions derived from interest on all municipal obligations (whenever issued) is included in "adjusted current earnings" for purposes of the federal alternative minimum tax as applied to corporations (to the extent not already included in alternative minimum taxable income as income attributable to private activity bonds).


    Market discount on long-term tax-exempt municipal obligations (i.e., obligations with a term of more than one year) purchased in the secondary market after April 30, 1993 is taxable as ordinary income. A long-term debt obligation is generally treated as acquired at a market discount if the secondary market purchase price is less than (i) the stated principal amount payable at maturity, in the case of an obligation that does not have original issue discount or (ii) in the case of an obligation that does have original issue discount, the sum of the issue price and any original issue discount that accrued before the obligation was purchased, subject to a de minimus exclusion.


    Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes. The basic security of general obligation bonds is the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate and amount.

    The principal security for a revenue bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Revenue bonds have been issued to fund a wide variety of capital projects including: electric, gas, water, sewer and solid waste disposal systems; highways, bridges and tunnels; port, airport and parking facilities; transportation systems; housing facilities, colleges and universities and hospitals. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security including partially or fully insured, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. In addition to a debt service reserve fund, some authorities provide further security in the form of a state's ability (without legal obligation) to make up deficiencies in the debt service reserve fund. Lease rental revenue bonds issued by a state or local authority for capital projects are normally secured by annual lease rental payments from the state or locality to the authority sufficient to cover debt service on the authority's obligations. Such payments are usually subject to annual appropriations by the state or locality.

    Industrial development and pollution control bonds are in most cases revenue bonds and are generally not secured by the taxing power of the municipality, but are usually secured by the revenues derived by the authority from payments of the industrial user or users.

    The Portfolio may on occasion acquire revenue bonds which carry warrants or similar rights covering equity securities. Such warrants or rights may be held indefinitely, but if exercised, the Portfolio anticipates that it would, under normal circumstances, dispose of any equity securities so acquired within a reasonable period of time.

    While most municipal bonds pay a fixed rate of interest semi-annually in cash, there are exceptions. Some bonds pay no periodic cash interest, but rather make a single payment at maturity representing both principal and interest. Bonds may be issued or subsequently offered with interest coupons materially greater or less than those then prevailing, with price adjustments reflecting such deviation.


    The obligations of any person or entity to pay the principal of and interest on a municipal obligation are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions the power or ability of any person or entity to pay when due principal of and interest on a municipal obligation may be materially affected. There have been recent instances of defaults and bankruptcies involving municipal obligations which were not foreseen by the financial and investment communities. The Portfolio will take whatever action it considers appropriate in the event of anticipated financial difficulties, default or bankruptcy of either the issuer of any municipal obligation or of the underlying source of funds for debt service. Such action may include retaining the services of various persons or firms (including affiliates of the Investment Adviser to evaluate or protect any real estate, facilities or other assets securing any such obligation or acquired by the Portfolio as a result of any such event, and the Portfolio may also manage (or engage other persons to manage) or otherwise deal with any real estate, facilities or other assets so acquired. The Portfolio anticipates that real estate consulting and management services may be required with respect to properties securing various municipal obligations in its portfolio or subsequently acquired by the Portfolio. The Portfolio will incur additional expenditures in taking protective action with respect to portfolio obligations in default and assets securing such obligations.

    The yields on municipal obligations will be dependent on a variety of factors, including purposes of issue and source of funds for repayment, general money market conditions, general conditions of the municipal bond market, size of a particular offering, maturity of the obligation and rating of the issue. The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of the municipal obligations which they undertake to rate. It should be emphasized, however, that ratings are based on judgment and are not absolute standards of quality. Consequently, municipal obligations with the same maturity, coupon and rating may have different yields while obligations of the same maturity and coupon with different ratings may have the same yield. In addition, the market price of municipal obligations will normally fluctuate with changes in interest rates, and therefore the net asset value of the Portfolio will be affected by such changes.

RISKS OF CONCENTRATION

     Municipal Obligations of a Particular State. For a discussion of the risks associated with the Portfolio's policy of concentrating its investments in particular state issuers of municipal obligations, see "Risks of Concentration" in the Fund's Part II.

Obligations of Particular Types of Issuers. The Portfolio may invest 25% or more of its total assets in municipal obligations of the same type. There could be economic, business or political developments which might affect all municipal obligations of the same type. In particular, investments in industrial revenue bonds might involve (without limitation) the following risks.

    Hospital bond ratings are often based on feasibility studies which contain projections of expenses, revenues and occupancy levels. Among the influences affecting a hospital's gross receipts and net income available to service its debt are demand for hospital services, the ability of the hospital to provide the services required, management capabilities, economic developments in the service area, efforts by insurers and government agencies to limit rates and expenses, confidence in the hospital, service area economic developments, competition, availability and expense of malpractice insurance, Medicaid and Medicare funding and possible federal legislation limiting the rates of increase of hospital charges.


    Electric utilities face problems in financing large construction programs in an inflationary period, cost increases and delay occasioned by safety and environmental considerations (particularly with respect to nuclear facilities), difficulty in obtaining fuel at reasonable prices, and in achieving timely and adequate rate relief from regulatory commissions, effects of energy conservation and limitations on the capacity of the capital market to absorb utility debt.


    Life care facilities are an alternative form of long-term housing for the elderly which offer residents the independence of a condominium life style and, if needed, the comprehensive care of nursing home services. Bonds to finance these facilities have been issued by various state industrial development authorities. Since the bonds are normally secured only by the revenues of each facility and not by state or local government tax payments, they are subject to a wide variety of risks. Primarily, the projects must maintain adequate occupancy levels to be able to provide revenues sufficient to meet debt service payments. Moreover, since a portion of housing, medical care and other services may be financed by an initial deposit, it is important that the facility maintain adequate financial reserves to secure estimated actuarial liabilities. The ability of management to accurately forecast inflationary cost pressures is an important factor in this process. The facilities may also be affected adversely by regulatory cost restrictions applied to health care delivery in general, particularly state regulations or changes in Medicare and Medicaid payments or qualifications, or restrictions imposed by medical insurance companies. They may also face competition from alternative health care or conventional housing facilities in the private or public sector.

Obligations of Puerto Rico, U.S. Virgin Islands and Guam. Subject to the Fund's investment policies as set forth in its Prospectus, the Portfolio may invest in the obligations of Puerto Rico, the U.S. Virgin Islands and Guam (the "Territories"). Accordingly, the Portfolio may be adversely affected by local political and economic conditions and developments within the Territories ffecting the issuers of such obligations.

    Puerto Rico has a diversified economy dominated by the manufacturing and service sectors. The three largest sectors of the economy (as a percentage of employment) are services (47%), government (22%) and manufacturing (16.4%). These three sectors represent 39%, 11% and 39%, respectively, of the gross domestic product. The service sector is the fastest growing, while the government and manufacturing sectors have been stagnant for the past five years. The North American Free Trade Agreement (NAFTA), which became effective January 1, 1994, could lead to the loss of Puerto Rico's lower salaried or labor intensive jobs to Mexico. The November, 1995 unemployment rate was 13.4%.

    The Commonwealth of Puerto Rico exercises virtually the same control over its internal affairs as do the fifty states; however, it differs from the states in its relationship with the federal government. Most federal taxes, except those such as social security taxes that are imposed by mutual consent, are not levied in Puerto Rico. A reduction of the tax benefits to those U.S. companies with operations in Puerto Rico may lead to slower growth in the future. There can be no assurance that changes in tax treatment of Puerto Rico will not lead to a weakened economy, a lower rating on Puerto Rico's debt or lower prices for Puerto Rican bonds that may be held by the Portfolio.

    Puerto Rico's financial reporting was first conformed to generally accepted accounting principles in fiscal 1990. Nonrecurring revenues have been used frequently to balance recent years' budgets. In November, 1993 Puerto Ricans voted on whether to retain their Commonwealth status, become a state or establish an independent nation. Puerto Ricans voted to retain Commonwealth status, leaving intact the current relationship with the federal government. There can be no assurance that the statehood issue will not be brought to a vote in the future. A successful statehood vote in Puerto Rico would then require ratification by the U.S. Congress.

    The United States Virgin Islands (USVI) are located approximately 1,100 miles east-southeast of Miami and are made up of St. Croix, St. Thomas and St. John. The economy is heavily reliant on the tourism industry, with roughly 43% of non-agricultural employment in tourist-related trade and services. The tourism industry is economically sensitive and would likely be adversely affected by a recession in either the United States or Europe. In September 1995, St. Thomas and St. John were hit by a hurricane and sustained extensive damage. The longer term impact on the tourism industry is not yet known. There can be no assurances that the market for USVI bonds will not be affected. In general, hurricanes and civil unrest have and will continue to have an adverse affect on the tourism industry.

    An important component of the USVI revenue base is the federal excise tax on rum exports. Tax revenues rebated by the federal government to the USVI provide the primary security of many outstanding USVI bonds. Since more than 90% of the rum distilled in the USVI is distilled at one plant, any interruption in its operations (as occurred after Hurricane Hugo in 1989) would adversely affect these revenues. Consequently, there can be no assurance that rum exports to the United States and the rebate of tax revenues to the USVI will continue at their present levels. The preferential tariff treatment the USVI rum industry currently enjoys could be reduced under NAFTA. Increased competition from Mexican rum producers could reduce USVI rum imported to the U.S., decreasing excise tax revenues generated. The USVI experienced budget deficits in fiscal years 1989 and 1990: in 1989 due to wage settlements with the unionized government employees, and in 1990 as a result of Hurricane Hugo. The USVI recorded a small surplus in fiscal year 1991. At the end of fiscal 1992, the last year for which results are available, the USVI had an unreserved General Fund deficit of approximately $8.31 million, or approximately 2.1% of expenditures. In order to close a forecasted fiscal 1994 revenue gap of $45.6 million, the Department of Finance has proposed several tax increases and fund transfers. There is currently no rated, unenhanced Virgin Islands debt outstanding (although there is unrated debt outstanding).

    Guam, an unincorporated U.S. territory, is located 1,500 miles southeast of Tokyo. The U.S. military is a key component of Guam's economy. The federal government directly comprises more than 10% of the employment base, with a substantial component of the service sector to support these personnel. Guam is expected to benefit from the closure of the Subic Bay Naval Base and the Clark Air Force Base in the Philippines. The Naval Air Station, one of several U.S. military facilities on the island, has been slated for closure by the Defense Base Closure and Realignment Committee; however, the administration plans to use these facilities to expand the island's commercial airport. Guam is also heavily reliant on tourists, particularly the Japanese. For 1994, the financial position of Guam has weakened as it incurred an unaudited General Fund operating deficit. The administration has taken steps to improve its financial position; however, there are no guarantees that an improvement will be realized. Guam's general obligation debt is rated Baa by Moody's.


MUNICIPAL LEASES
    The Portfolio may invest in municipal leases and participations therein, which arrangements frequently involve special risks. Municipal leases are obligations in the form of a lease or installment purchase arrangement which is issued by state or local governments to acquire equipment and facilities. Interest income from such obligations is generally exempt from local and state taxes in the state of issuance. "Participations" in such leases are undivided interests in a portion of the total obligation. Participations entitle their holders to receive a pro rata share of all payments under the lease. A trustee is usually responsible for administering the terms of the participation and enforcing the participants' rights in the underlying lease. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased equipment without meeting the constitutional and statutory requirements for the issuance of debt. State debt-issuance limitations are deemed to be inapplicable to these arrangements because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. Such arrangements are, therefore, subject to the risk that the governmental issuer will not appropriate funds for lease payments.

    Certain municipal lease obligations owned by the Portfolio may be deemed illiquid for the purpose of the Portfolio's 15% limitation on investments in illiquid securities, unless determined by the Investment Adviser, pursuant to guidelines adopted by the Trustees of the Portfolio, to be liquid securities for the purpose of such limitation. In determining the liquidity of municipal lease obligations, the Investment Adviser will consider a variety of factors including: (1) the willingness of dealers to bid for the security; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades and quotes for the obligation; and (4) the nature of the marketplace trades. In addition, the Investment Adviser will consider factors unique to particular lease obligations affecting the marketability thereof. These include the general creditworthiness of the municipality, the importance of the property covered by the lease to the municipality, and the likelihood that the marketability of the obligation will be maintained throughout the time the obligation is held by the Portfolio. In the event the Portfolio acquires an unrated municipal lease obligation, the Investment Adviser will be responsible for determining the credit quality of such obligation on an on-going basis, including an assessment of the likelihood that the lease may or may not be cancelled.

ZERO COUPON BONDS
    Zero coupon bonds are debt obligations which do not require the periodic payment of interest and are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity at a rate of interest reflecting the market rate of the security at the time of issuance. Zero coupon bonds benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash.


INSURANCE
    Insured municipal obligations held by the Portfolio (if any) will be insured as to their scheduled payment of principal and interest under either
(i) an insurance policy obtained by the issuer or underwriter of the obligation at the time of its original issuance or (ii) an insurance policy obtained by the Portfolio or a third party subsequent to the obligation's original issuance (which may not be reflected in the obligation's market value). In either event, such insurance may provide that in the event of non-payment of interest or principal when due with respect to an insured obligation, the insurer is not required to make such payment until a specified time has lapsed (which may be 30 days or more after notice).


CREDIT QUALITY
    The Portfolio is dependent on the Investment Adviser's judgment, analysis and experience in evaluating the quality of municipal obligations. In evaluating the credit quality of a particular issue, whether rated or unrated, the Investment Adviser will normally take into consideration, among other things, the financial resources of the issuer (or, as appropriate, of the underlying source of funds for debt service), its sensitivity to economic conditions and trends, any operating history of and the community support for the facility financed by the issue, the ability of the issuer's management and regulatory matters. The Investment Adviser will attempt to reduce the risks of investing in the lowest investment grade, below investment grade and comparable unrated obligations through active portfolio management, credit analysis and attention to current developments and trends in the economy and the financial markets.


    See "Portfolio of Investments" in the "Financial Statements" incorporated by reference into this SAI with respect to any defaulted obligations held by the Portfolio.

SHORT-TERM TRADING
    The Portfolio may sell (and later purchase) securities in anticipation of a market decline (a rise in interest rates) or purchase (and later sell) securities in anticipation of a market rise (a decline in interest rates). In addition, a security may be sold and another purchased at approximately the same time to take advantage of what the Portfolio believes to be a temporary disparity in the normal yield relationship between the two securities. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for or supply of various types of municipal obligations or changes in the investment objectives of investors. Such trading may be expected to increase the portfolio turnover rate, which may increase capital gains and the expenses incurred in connection with such trading. The Portfolio anticipates that its annual portfolio turnover rate will generally not exceed 100% (excluding turnover of securities having a maturity of one year or less). A 100% annual turnover rate would occur, for example, if all the securities held by the Portfolio were replaced once in a period of one year. A high turnover rate (100% or more) necessarily involves greater expenses to the Portfolio. The Portfolio engages in portfolio trading (including short-term trading) if it believes that a transaction including all costs will help in achieving its investment objective.


WHEN ISSUED SECURITIES
    New issues of municipal obligations are sometimes offered on a "when-issued" basis, that is, delivery and payment for the securities normally taking place within a specified number of days after the date of the Portfolio's commitment and are subject to certain conditions such as the issuance of satisfactory legal opinions. The Portfolio may also purchase securities on a when-issued basis pursuant to refunding contracts in connection with the refinancing of an issuer's outstanding indebtedness. Refunding contracts generally require the issuer to sell and the Portfolio to buy such securities on a settlement date that could be several months or several years in the future.

    The Portfolio will make commitments to purchase when-issued securities only with the intention of actually acquiring the securities, but may sell such securities before the settlement date if it is deemed advisable as a matter of investment strategy. The payment obligation and the interest rate that will be received on the securities are fixed at the time the Portfolio enters into the purchase commitment. The Portfolio's custodian will segregate cash or high grade liquid debt securities in a separate account of the Portfolio in an amount at least equal to the when-issued commitments. If the value of the securities placed in the separate account declines, additional cash or high grade liquid debt securities will be placed in the account on a daily basis so that the value of the account will at least equal the amount of the Portfolio's when-issued commitments. When the Portfolio commits to purchase a security on a when-issued basis it records the transaction and reflects the value of the security in determining its net asset value. Securities purchased on a when-issued basis and the securities held by the Portfolio are subject to changes in value based upon the perception of the creditworthiness of the issuer and changes in the level of interest rates (i.e. appreciation when interest rates decline and depreciation when interest rates rise). Therefore, to the extent that the Portfolio remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be greater fluctuations in the Portfolio's net asset value than if it solely set aside cash to pay for when-issued securities.


VARIABLE RATE OBLIGATIONS
    The Portfolio may purchase variable rate obligations. Variable rate instruments provide for adjustments in the interest rate at specified intervals (weekly, monthly, semi-annually, etc.). The revised rates are usually set at the issuer's discretion, in which case the investor normally enjoys the right to "put" the security back to the issuer or his agent. Rate revisions may alternatively be determined by formula or in some other contractual fashion. Variable rate obligations normally provide that the holder can demand payment of the obligation on short notice at par with accrued interest and are frequently secured by letters of credit or other credit support arrangements provided by banks. To the extent that such letters of credit or other arrangements constitute an unconditional guarantee of the issuer's obligations, a bank may be treated as the issuer of a security for the purpose of complying with the diversification requirements set forth in
Section 5(b) of the 1940 Act and Rule 5b-2 thereunder. The Portfolio would anticipate using these obligations as cash equivalents pending longer term investment of its funds.

REDEMPTION, DEMAND AND PUT FEATURES
    Most municipal bonds have a fixed final maturity date. However, it is commonplace for the issuer to reserve the right to call the bond earlier. Also, some bonds may have "put" or "demand" features that allow early redemption by the bondholder. Interest income generated by certain bonds having demand features may not qualify as tax-exempt interest. Longer term fixed-rate bonds may give the holder a right to request redemption at certain times (often annually after the lapse of an intermediate term). These bonds are more defensive than conventional long term bonds (protecting to some degree against a rise in interest rates) while providing greater opportunity than comparable intermediate term bonds, because the Portfolio may retain the bond if interest rates decline. By acquiring these kinds of obligations the Portfolio obtains the contractual right to require the issuer of the security or some other person (other than a broker or dealer) to purchase the security at an agreed upon price, which right is contained in the obligation itself rather than in a separate agreement with the seller or some other person. Since this right is assignable with the security, which is readily marketable and valued in the customary manner, the Portfolio will not assign any separate value to such right.


LIQUIDITY AND PROTECTIVE PUT OPTIONS
    The Portfolio may also enter into a separate agreement with the seller of the security or some other person granting the Portfolio the right to put the security to the seller thereof or the other person at an agreed upon price. The Portfolio intends to limit this type of transaction to institutions (such as banks or securities dealers) which the Investment Adviser believes present minimal credit risks and would engage in this type of transaction to facilitate portfolio liquidity or (if the seller so agrees) to hedge against rising interest rates. There is no assurance that this kind of put option will be available to the Portfolio or that selling institutions will be willing to permit the Portfolio to exercise a put to hedge against rising interest rates. A separate put option may not be marketable or otherwise assignable, and sale of the security to a third party or lapse of time with the put unexercised may terminate the right to exercise the put. The Portfolio does not expect to assign any value to any separate put option which may be acquired to facilitate portfolio liquidity, inasmuch as the value (if any) of the put will be reflected in the value assigned to the associated security; any put acquired for hedging purposes would be valued in good faith under methods or procedures established by the Trustees of the Portfolio after consideration of all relevant factors, including its expiration date, the price volatility of the associated security, the difference between the market price of the associated security and the exercise price of the put, the creditworthiness of the issuer of the put and the market prices of comparable put options. Interest income generated by certain bonds having put features may not qualify as tax-exempt interest.


SECURITIES LENDING
    The Portfolio may seek to increase its income by lending portfolio securities to broker-dealers or other institutional borrowers. Under present regulatory policies of the Commission, such loans are required to be secured continuously by collateral in cash, cash equivalents or U.S. Government securities held by the Portfolio's custodian and maintained on a current basis at an amount at least equal to the market value of the securities loaned, which will be marked to market daily. Cash equivalents include short-term municipal obligations as well as taxable certificates of deposit, commercial paper and other short-term money market instruments. The Portfolio would have the right to call a loan and obtain the securities loaned at any time on up to five business days' notice. During the existence of a loan, the Portfolio will continue to receive the equivalent of the interest paid by the issuer on the securities loaned and will also receive a fee, or all or a portion of the interest on investment of the collateral, if any. However, the Portfolio may pay lending fees to such borrowers. The Portfolio would not have the right to vote any securities having voting rights during the existence of the loan, but would call the loan in anticipation of an important vote to be taken among holders of the securities or the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. However, the loans will be made only to organizations deemed by the Portfolio's management to be of good standing and when, in the judgment of the Portfolio's management, the consideration which can be earned from securities loans of this type justifies the attendant risk. Distributions by the Fund of any income realized by the Portfolio from securities loans will be taxable. If the management of the Portfolio decides to make securities loans, it is intended that the value of the securities loaned would not exceed 30% of the Portfolio's total assets. The Portfolio has no present intention of engaging in securities lending.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS
    A change in the level of interest rates may affect the value of the securities held by the Portfolio (or of securities that the Portfolio expects to purchase). To hedge against changes in rates, the Portfolio may enter into
(i) futures contracts for the purchase or sale of debt securities and (ii) futures contracts on securities indices. All futures contracts entered into by the Portfolio are traded on exchanges or boards of trade that are licensed and regulated by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant exchange. The Portfolio may purchase and write call and put options on futures contracts which are traded on a United States or foreign exchange or board of trade. The Portfolio will be required, in connection with transactions in futures contracts and the writing of options on futures, to make margin deposits, which will be held by the Portfolio's custodian for the benefit of the futures commission merchant through whom the Portfolio engages in such futures and options transactions.

    Some futures contracts and options thereon may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit transactions in an exchange-traded instrument, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Portfolio from closing out positions and limiting its losses.

    The Portfolio will engage in futures and related options transactions only for bona fide hedging purposes as defined in or permitted by CFTC regulations. The Portfolio will determine that the price fluctuations in the futures contracts and options on futures are substantially related to price fluctuations in securities held by the Portfolio or which it expects to purchase. The Portfolio's futures transactions will be entered into for traditional hedging purposes -- that is, futures contracts will be sold to protect against a decline in the price of securities that the Portfolio owns, or futures contracts will be purchased to protect the Portfolio against an increase in the price of securities it intends to purchase. As evidence of this hedging intent, the Portfolio expects that on 75% or more of the occasions on which it takes a long futures (or option) position (involving the purchase of futures contracts), the Portfolio will have purchased, or will be in the process of purchasing, equivalent amounts of related securities in the cash market at the time when the futures (or option) position is closed out. However, in particular cases, when it is economically advantageous for the Portfolio to do so, a long futures position may be terminated (or an option may expire) without the corresponding purchase of securities. The Portfolio will engage in transactions in futures and related options contracts only to the extent such transactions are consistent with the requirements of the Internal Revenue Code for maintaining qualification of the Fund as a regulated investment company for federal income tax purposes (see "Taxes").

    Transactions using futures contracts and options (other than options that the Portfolio has purchased) expose the Portfolio to an obligation to another party. The Portfolio will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities or other options, or futures contracts or (2) cash, receivables and short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. The Portfolio will comply with Commission guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash, U.S. Government securities or other liquid, high-grade debt securities in a segregated account with its custodian in the prescribed amount.

    Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding futures contract or option is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the Portfolio's assets to cover or segregated accounts could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

                           INVESTMENT RESTRICTIONS
    The following investment restrictions of the Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities, which as used in this SAI means the lesser of (a) 67% of the shares of the Fund present or represented by proxy at a meeting if the holders of more than 50% of the shares are present or represented at the meeting or (b) more than 50% of the shares of the Fund. Accordingly, the Fund may not:


    (1) Borrow money or issue senior securities except as permitted by the Investment Company Act of 1940;

    (2) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities). The deposit or payment by the Fund of initial or maintenance margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin;

    (3) Underwrite or participate in the marketing of securities of others, except insofar as it may technically be deemed to be an underwriter in selling a portfolio security under circumstances which may require the registration of the same under the Securities Act of 1933;

    (4) Purchase or sell real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate;

    (5) Purchase or sell physical commodities or contracts for the purchase or sale of physical commodities; or

    (6) Make loans to any person except by (a) the acquisition of debt instruments and making portfolio investments, (b) entering into repurchase agreements and (c) lending portfolio securities.

    Notwithstanding the investment policies and restrictions of the Fund, the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund.


    The Portfolio has adopted substantially the same fundamental investment restrictions as the foregoing investment restrictions adopted by the Fund; such restrictions cannot be changed without the approval of a "majority of the outstanding voting securities" of the Portfolio, which as used in this Statement of Additional Information means the lesser of (a) 67% of the outstanding voting securities of the Portfolio present or represented by proxy at a meeting if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented at the meeting or (b) more than 50% of the outstanding voting securities of the Portfolio. The term "voting securities" as used in this paragraph has the same meaning as in the 1940 Act. Whenever the Trust is requested to vote on a change in the fundamental investment restrictions of the Portfolio (or the Portfolio's 80% investment policy as described in the Fund's current Prospectus), the Trust will hold a meeting of Fund shareholders and will cast its vote as instructed by the shareholders.

    The Fund and the Portfolio have adopted the following investment policies which may be changed by the Trust with respect to the Fund without approval by the Fund's shareholders or by the Portfolio with respect to the Portfolio without approval by the Fund or its other investors. As a matter of nonfundamental policy, the Fund and the Portfolio will not: (a) engage in options, futures or forward transactions if more than 5% of its net assets, as measured by the aggregate of the premiums paid by the Fund or the Portfolio, would be so invested; (b) make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short and unless not more than 25% of the Fund's net assets (taken at current value) is held as collateral for such sales at any one time. (The Fund will make such sales only for the purpose of deferring realization of gain or loss for federal income tax purposes); an 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 that the Board of Trustees of the Trust or the Portfolio, or its delegate, determines to be liquid, based upon the trading markets for the specific security; (d) purchase or retain in its portfolio any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Trust or the Portfolio or is a member, officer, director or trustee of any investment adviser of the Trust or the Portfolio, if after the purchase of the securities of such issuer by the Fund or the Portfolio one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities or both (all taken at market value) of such issuer and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities or both (all taken at market value); or (e) purchase oil, gas or other mineral leases or purchase partnership interests in oil, gas or other mineral exploration or development programs.


    For purposes of the Portfolio's investment restrictions, the determination of the "issuer" of a municipal obligation which is not a general obligation bond will be made by the Portfolio's Investment Adviser on the basis of the characteristics of the obligation and other relevant factors, the most significant of which is the source of funds committed to meeting interest and principal payments of such obligations.

    In order to permit the sale of shares of the Fund in certain states, the Fund may make commitments more restrictive than the policies described above. Should the Fund determine that any such commitment is no longer in the best interest of the Fund and its shareholders, it will revoke the commitment by terminating sales of its shares in the state(s) involved.


                            TRUSTEES AND OFFICERS
    The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Unless otherwise noted, the business address of each Trustee and officer is 24 Federal Street, Boston, Massachusetts 02110, which is also the address of the Portfolio's investment adviser, Boston Management and Research ("BMR"), a wholly-owned subsidiary of Eaton Vance Management ("Eaton Vance"); of Eaton Vance's parent, Eaton Vance Corp. ("EVC"); and of BMR's and Eaton Vance's trustee, Eaton Vance, Inc. ("EV"). Eaton Vance and EV are both wholly-owned subsidiaries of EVC. Those Trustees who are "interested persons" of the Trust, the Portfolio, BMR, Eaton Vance, EVC or EV, as defined in the 1940 Act, by virtue of their affiliation with any one or more of the Trust, the Portfolio, BMR, Eaton Vance, EVC or EV, are indicated by an asterisk(*).


                   TRUSTEES OF THE TRUST AND THE PORTFOLIO
DONALD R. DWIGHT (64), Trustee
President of Dwight Partners, Inc. (a corporate relations and communications company) founded in 1988; Chairman of the Board of Newspapers of New England, Inc., since 1983. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: Clover Mill Lane, Lyme, New Hampshire 03768


JAMES B. HAWKES (54), Vice President and Trustee*
Executive Vice President of BMR, Eaton Vance, EVC and EV, and a Director of
  EVC and EV. Director, Trustee and officer of various investment companies managed by Eaton Vance or BMR.


SAMUEL L. HAYES, III (60), Trustee
Jacob H. Schiff Professor of Investment Banking, Harvard University Graduate
  School of Business Administration. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: Harvard University Graduate School of Business Administration,
  Soldiers Field Road, Boston, Massachusetts 02163


NORTON H. REAMER (60), Trustee
President and Director, United Asset Management Corporation, a holding company owning institutional investment management firms. Chairman, President and Director, The Regis Fund, Inc. (mutual fund). Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: One International Place, Boston, Massachusetts 02110

JOHN L. THORNDIKE
(69), Trustee
Director, Fiduciary Company Incorporated, Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: 175 Federal Street, Boston, Massachusetts 02110


JACK L. TREYNOR (65),
Trustee
Investment Adviser and Consultant. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: 504 Via Almar, Palos Verdes Estates, California 90274


                    OFFICERS OF THE TRUST AND THE PORTFOLIO
THOMAS J. FETTER (52), President
Vice President of BMR, Eaton Vance and EV. (Mr. Fetter was elected a Vice
  President of the Trust on December 17, 1990 and President of the Trust on December 13, 1993. Officer of various investment companies managed by Eaton Vance or BMR.

ROBERT B. MACINTOSH (39), Vice President
Vice President of BMR since August 11, 1992, and of Eaton Vance and EV, and an employee of Eaton Vance since March 8, 1991. Fidelity Investments -- Portfolio Manager (1986-1991). Officer of various investment companies managed by Eaton Vance or BMR. Mr. MacIntosh was elected Vice President of the Trust on March 22, 1993.


JAMES L. O'CONNOR (50), Treasurer
Vice President of BMR, Eaton Vance and EV. Officer of various investment companies managed by Eaton Vance or BMR.


THOMAS OTIS (64), Secretary
  Vice President and Secretary of BMR, Eaton Vance, EVC and EV. Officer of various investment companies managed by Eaton Vance or BMR.

JANET E. SANDERS (60), Assistant Secretary
  Vice President of BMR, Eaton Vance and EV. Officer of various investment companies managed by Eaton Vance or BMR.

A. JOHN MURPHY (33), Assistant Secretary
  Assistant Vice President of BMR, Eaton Vance and EV since March 1, 1994; employee of Eaton Vance since March 1993. State Regulations Supervisor, The Boston Company (1991-1993) and Registration Specialist, Fidelity Management & Research Co. (1986-1991). Officer of various investment companies managed by Eaton Vance or BMR. Mr. Murphy was elected Assistant Secretary of the Trust on March 27, 1995.

ERIC G. WOODBURY (38), Assistant Secretary
  Vice President of Eaton Vance since February 1993; formerly, associate attorney at Dechert, Price & Rhoads and Gaston & Snow. Officer of various investment companies managed by Eaton Vance or BMR. Mr. Woodbury was elected Assistant Secretary on June 19, 1995.

     For any additional officers of the Portfolio, see "Additional Officer Information" in the Fund's Part II.


    Messrs. Thorndike (Chairman), Hayes and Reamer are members of the Special Committee of the Board of Trustees of the Trust and of the Portfolio. The Special Committee's functions include a continuous review of the Trust's contractual relationship with the Administrator on behalf of the Fund and the Portfolio's contractual relationship with the Investment Adviser, making recommendations to the Trustees regarding the compensation of those Trustees who are not members of the Eaton Vance organization, and making recommendations to the Trustees regarding candidates to fill vacancies, as and when they occur, in the ranks of those Trustees who are not "interested persons" of the Trust, the Portfolio, or the Eaton Vance organization.

    Messrs. Treynor (Chairman) and Dwight are members of the Audit Committee of the Board of Trustees of the Trust and of the Portfolio. The Audit Committee's functions include making recommendations to the Trustees regarding the selection of the independent certified public accountants, and reviewing with such accountants and the Treasurer of the Trust and of the Portfolio matters relative to accounting and auditing practices and procedures, accounting records, internal accounting controls, and the functions performed by the custodian and transfer agent of the Fund and of the Portfolio.


    Trustees of the Portfolio who are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the "Plan"). Under the Plan, an eligible Trustee may elect to have his deferred fees invested by the Portfolio in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Plan will be determined based upon the performance of such investments. Deferral of Trustees' fees in accordance with the Plan will have a negligible effect on the Portfolio's assets, liabilities, and net income per share, and will not obligate the Portfolio to retain the services of any Trustee or obligate the Portfolio to pay any particular level of compensation to the Trustee. Neither the Portfolio nor the Fund has a retirement plan for its Trustees.

    The fees and expenses of those Trustees of the Trust and the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. For the compensation received by the noninterested Trustees of the Trust and the Portfolio, see "Fees and Expenses" in the Fund's Part II.


                      INVESTMENT ADVISER AND ADMINISTRATOR


     The Portfolio engages BMR as investment adviser pursuant to an Investment Advisory Agreement. BMR or Eaton Vance acts as investment adviser to investment companies and various individual and institutional clients with combined assets under management of approximately $16 billion.


    Eaton Vance, its affiliates and its predecessor companies have been managing assets of individuals and institutions since 1924 and managing investment companies since 1931. They maintain a large staff of experienced fixed-income and equity investment professionals to service the needs of their clients. The fixed-income division focuses on all kinds of taxable investment- grade and high-yield securities, tax-exempt investment-grade and high-yield securities, and U.S. Government securities. The equity division covers stocks ranging from blue chip to emerging growth companies.


    Eaton Vance offers single-state tax-free portfolios in more states than any other sponsor of mutual funds. There are 31 long-term state portfolios, 3 national portfolios and 12 limited maturity portfolios. A staff of 32 is responsible for the day-to-day management of over 3,500 issues in 46 mutual fund portfolios. Assets managed by the municipal investment group are currently over $9.1 billion. The following persons manage one or more of the Eaton Vance tax-free portfolios. For the identity of the Portfolio's portfolio manager, see the Fund's current Prospectus.

    Nicole Anderes is a Vice President of Eaton Vance and BMR. Ms. Anderes graduated from Brown University with a B.A. in Women's Studies/Economics. She has been an active member of MAGNY/National Federation of Municipal Analysts, the Public Securities Association and the Municipal Forum, and served as the General Secretary of MAGNY from 1992 to 1993.

    Timothy T. Browse is a Vice President of Eaton Vance and BMR. Mr. Browse graduated from St. Lawrence University in 1981 and received his M.B.A. degree from Boston University in 1990.

    Cynthia J. Clemson is a Vice President of Eaton Vance and BMR. Ms. Clemson graduated from Mount Holyoke College with a B.A. in 1985 and received her M.B.A., cum laude, from Boston University in 1990. She is a member of the Boston Municipal Analysts Forum, the Boston Securities Analyst Society and the Financial Analysts Federation.

    Thomas J. Fetter is a Vice President of Eaton Vance and BMR, and Director of Municipal Investments. Mr. Fetter graduated with a degree in Business Administration from Kent State University. He is a Chartered Financial Analyst and member of the Boston Security Analysts Society. He is also a member of the Boston Municipal Analysts Forum.

    Robert B. MacIntosh is a vice President of Eaton Vance Management and the portfolio manager of single-state, tax-exempt funds in five states: Hawaii, Louisiana, Massachusetts, New Jersey and North Carolina. He also serves as economic spokesman for the Eaton Vance organization.

    Thomas M. Metzold is a Vice President of Eaton Vance and BMR. He is a Chartered Financial Analyst and a member of the Boston Security Analysts Society, the Association for Investment Management & Research, the Boston Municipal Analysts Forum, and the National Federation of Municipal Analysts.

    David C. Reilly is a Vice President of Eaton Vance and BMR. Mr. Reilly, a Chartered Financial Analyst, received a B.S. from Skidmore College. He is a member and former President of the Boston Municipal Analysts Forum. He also holds memberships in the Boston Securities Analysts Society and the Financial Analysts Federation.


    BMR manages the investments and affairs of the Portfolio subject to the supervision of the Portfolio's Board of Trustees. BMR furnishes to the Portfolio investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold by the Portfolio and what portion, if any, of the Portfolio's assets will be held uninvested. The Investment Advisory Agreement requires BMR to pay the salaries and fees of all officers and Trustees of the Portfolio who are members of the BMR organization and all personnel of BMR performing services relating to research and investment activities. The Portfolio is responsible for all expenses not expressly stated to be payable by BMR under the Investment Advisory Agreement, including, without implied limitation, (i) expenses of maintaining the Portfolio and continuing its existence, (ii) registration of the Portfolio under the 1940 Act, (iii) commissions, fees and other expenses connected with the acquisition, holding and disposition of securities and other investments, (iv) auditing, accounting and legal expenses, (v) taxes and interest, (vi) governmental fees, (vii) expenses of issue, sale and redemption of interests in the Portfolio, (viii) expenses of registering and qualifying the Portfolio and interests in the Portfolio under federal and state securities laws and of preparing and printing registration statements or other offering statements or memoranda for such purposes and for distributing the same to investors, and fees and expenses of registering and maintaining registrations of the Portfolio and of the Portfolio's placement agent as broker-dealer or agent under state securities laws, (ix) expenses of reports and notices to investors and of meetings of investors and proxy solicitations therefor, (x) expenses of reports to governmental officers and commissions, (xi) insurance expenses, (xii) association membership dues, (xiii) fees, expenses and disbursements of custodians and subcustodians for all services to the Portfolio (including without limitation safekeeping of funds, securities and other investments, keeping of books, accounts and records, and determination of net asset values, book capital account balances and tax capital account balances), (xiv) fees, expenses and disbursements of transfer agents, dividend disbursing agents, investor servicing agents and registrars for all services to the Portfolio, (xv) expenses for servicing the accounts of investors, (xvi) any direct charges to investors approved by the Trustees of the Portfolio, (xvii) compensation and expenses of Trustees of the Portfolio who are not members of BMR's organization, and (xviii) such non-recurring items as may arise, including expenses incurred in connection with litigation, proceedings and claims and the obligation of the Portfolio to indemnify its Trustees, officers and investors with respect thereto.


    For a description of the compensation that the Portfolio pays BMR under the Investment Advisory Agreement, see the Fund's current Prospectus. For additional information about the Investment Advisory Agreement, including the net assets of the Portfolio and the investment advisory fees that the Portfolio paid BMR under the Investment Advisory Agreement, see "Fees and Expenses" in the Fund's Part II.


    A commitment may be made to a state securities authority that Eaton Vance will take certain actions, if necessary, so that the Fund's expenses will not exceed expense limitation requirements of such state. The commitment may be amended or rescinded by Eaton Vance in response to changes in the requirements of the state or for other reasons.

    The Investment Advisory Agreement with BMR may be continued indefinitely so long as such continuance is approved at least annually (i) by the vote of a majority of the Trustees of the Portfolio who are not interested persons of the Portfolio or of BMR cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Portfolio or by vote of a majority of the outstanding voting securities of the Portfolio. The Agreement may be terminated at any time without penalty on sixty
(60) days' written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of the Portfolio, and the Agreement will terminate automatically in the event of its assignment. The Agreement provides that BMR may render services to others and engage in other business activities and may permit other fund clients and other corporations and organizations to use the words "Eaton Vance" or "Boston Management and Research" in their names. The Agreement also provides that BMR shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under that Agreement, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.


    As indicated in the Prospectus, Eaton Vance serves as Administrator of the Fund, but currently receives no compensation for providing administrative services to the Fund. Under its Administrative Services Agreement with the Fund, Eaton Vance has been engaged to administer the Fund's affairs, subject to the supervision of the Trustees of the Trust, and shall furnish for the use of the Fund office space and all necessary office facilities, equipment and personnel for administering the affairs of the Fund. For additional information about the Administrator, see "Fees and Expenses" in the Fund's Part II.


    The Fund pays all of its own expenses including, without limitation, (i) expenses of maintaining the Fund and continuing its existence, (ii) its pro rata share of registration of the Trust under the 1940 Act, (iii) commissions, fees and other expenses connected with the purchase or sale of securities and other investments, (iv) auditing, accounting and legal expenses, (v) taxes and interest, (vi) governmental fees, (vii) expenses of issue, sale, repurchase and redemption of shares, (viii) expenses of registering and qualifying the Fund and its shares under federal and state securities laws and of preparing and printing prospectuses for such purposes and for distributing the same to shareholders and investors, and fees and expenses of registering and maintaining registrations of the Fund and of the Fund's principal underwriter, if any, as broker-dealer or agent under state securities laws, (ix) expenses of reports and notices to shareholders and of meetings of shareholders and proxy solicitations therefor,
(x) expenses of reports to governmental officers and commissions, (xi) insurance expenses, (xii) association membership dues, (xiii) fees, expenses and disbursements of custodians and subcustodians for all services to the Fund (including without limitation safekeeping of funds, securities and other investments, keeping of books and accounts and determination of net asset values), (xiv) fees, expenses and disbursements of transfer agents, dividend disbursing agents, shareholder servicing agents and registrars for all services to the Fund, (xv) expenses for servicing shareholder accounts, (xvi) any direct charges to shareholders approved by the Trustees of the Trust, (xvii) compensation and expenses of Trustees of the Trust who are not members of the Eaton Vance organization, and (xviii) such non-recurring items as may arise, including expenses incurred in connection with litigation, proceedings and claims and the obligation of the Trust to indemnify its Trustees and officers with respect thereto.


    BMR is a wholly-owned subsidiary of Eaton Vance. Eaton Vance and EV are both wholly-owned subsidiaries of EVC. BMR and Eaton Vance are both Massachusetts business trusts, and EV is the trustee of BMR and Eaton Vance. The Directors of EV are Landon T. Clay, H. Day Brigham, Jr., M. Dozier Gardner, James B. Hawkes and Benjamin A. Rowland, Jr. The Directors of EVC consist of the same persons and John G. L. Cabot and Ralph Z. Sorenson. Mr. Clay is chairman and Mr. Gardner is president and chief executive officer of EVC, BMR, Eaton Vance and EV. All of the issued and outstanding shares of Eaton Vance and EV are owned by EVC. All of the issued and outstanding shares of BMR are owned by Eaton Vance. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, which expires on December 31, 1996, the Voting Trustees of which are Messrs. Clay, Brigham, Gardner, Hawkes and Rowland. The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of BMR and Eaton Vance who are also officers and Directors of EVC and EV. As of January 31, 1996, Messrs. Clay, Gardner and Hawkes each owned 24% of such voting trust receipts, and Messrs. Rowland and Brigham owned 15% and 13%, respectively, of such voting trust receipts. Messrs. Hawkes and Otis are officers or Trustees of the Trust and the Portfolio and are members of the EVC, BMR, Eaton Vance and EV organizations. Messrs. Fetter, MacIntosh, Metzold, Murphy, O'Connor and Woodbury and Ms. Sanders are officers of the Trust and/or the Portfolio and are also members of the BMR, Eaton Vance and EV organizations. BMR will receive the fees paid under the Investment Advisory Agreement.

    Eaton Vance owns all of the stock of Energex Energy Corporation, which is engaged in oil and gas operations. In addition, Eaton Vance owns all of the stock of Northeast Properties, Inc., which is engaged in real estate investment, consulting and management. EVC owns all of the stock of Fulcrum Management, Inc. and MinVen Inc., which are engaged in the development of precious metal properties. EVC, BMR, Eaton Vance and EV may also enter into other businesses.


    EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including the custodian of the Fund and the Portfolio, Investors Bank & Trust Company. It is Eaton Vance's opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between the Fund or the Portfolio and such banks.


                                  CUSTODIAN
    Investors Bank & Trust Company ("IBT"), 89 South Street, Boston, Massachusetts, (a 77.3% owned subsidiary of EVC) acts as custodian for the Fund and the Portfolio. IBT has the custody of all cash and securities representing the Fund's interest in the Portfolio, has custody of all the Portfolio's assets, maintains the general ledger of the Portfolio and the Fund, and computes the daily net asset value of interests in the Portfolio and the net asset value of shares of the Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with the Portfolio's investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Fund and the Portfolio. IBT charges fees which are competitive within the industry. A portion of the fee relates to custody, bookkeeping and valuation services and is based upon a percentage of Fund and Portfolio net assets and a portion of the fee relates to activity charges, primarily the number of portfolio transactions. These fees are then reduced by a credit for cash balances of the particular investment company at the custodian equal to 75% of the 91-day, U.S. Treasury Bill auction rate applied to the particular investment company's average daily collected balances for the week. In view of the ownership of EVC in IBT, the Portfolio is treated as a self-custodian pursuant to Rule 17f-2 under the 1940 Act, and the Portfolio's investments held by IBT as custodian are thus subject to the additional examinations by the Portfolio's independent certified public accountants as called for by such Rule. For the custody fees that the Portfolio and the Fund paid to IBT, see "Fees and Expenses" in the Fund's Part II.


                            SERVICE FOR WITHDRAWAL
    By a standard agreement, the Trust's Transfer Agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder (see "Eaton Vance Shareholder Services -- Withdrawal Plan" in the Fund's current Prospectus) based upon the value of the shares held. The checks will be drawn from share redemptions and hence, are a return of principal. Income dividends and capital gains distributions in connection with withdrawal accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices.

    To use this service, at least $5,000 in cash or shares at the public offering price will have to be deposited with the Transfer Agent. The maintenance of a withdrawal plan concurrently with purchases of additional Fund shares would be disadvantageous if a sales charge is included in such purchases. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the Transfer Agent or the Principal Underwriter will be able to terminate the withdrawal plan at any time without penalty.

                        DETERMINATION OF NET ASSET VALUE
     The net asset value of the shares of the Fund is determined by IBT (as agent and custodian for the Fund) in the manner described under "Valuing Fund Shares" in the Fund's current Prospectus. The net asset value of the Portfolio is also computed by IBT (as agent and custodian for the Portfolio) by subtracting the liabilities of the Portfolio from the value of its total assets. Inasmuch as the market for municipal obligations is a dealer market with no central trading location or continuous quotation system, it is not feasible to obtain last transaction prices for most municipal obligations held by the Portfolio, and such obligations, including those purchased on a when-issued basis, will normally be valued on the basis of valuations furnished by a pricing service. The pricing services uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, various relationships between securities, and yield to maturity in determining value. Taxable obligations for which price quotations are readily available normally will be valued at the mean between the latest available bid and asked prices. Open futures positions on debt securities are valued at the most recent settlement prices, unless such price does not reflect the fair value of the contract, in which case the positions will be valued by or at the direction of the Trustees of the Portfolio. Other assets are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio. The Fund and the Portfolio will be closed for business and will not price their respective shares or interests on the following business holidays: New Year's Day, Presidents' Day, Good Friday (a New York Stock Exchange holiday), Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

    Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each day the New York Stock Exchange (the "Exchange") is open for trading ("Portfolio Business Day") as of the close of regular trading on the Exchange (the "Portfolio Valuation Time"). The value of each investor's interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, determined on the prior Portfolio Business Day, which represented that investor's share of the aggregate interests in the Portfolio on such prior day. Any additions or withdrawals for the current Portfolio Business Day will then be recorded. Each investor's percentage of the aggregate interest in the Portfolio will then be recomputed as a percentage equal to a fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio on the current Portfolio Business Day and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investment in the Portfolio on the current Portfolio Business Day by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio for the current Portfolio Business Day.


                            INVESTMENT PERFORMANCE
    The average annual total return is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and dividends and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes that all distributions are reinvested at net asset value on the reinvestment dates during the period, and either (i) the deduction of the maximum sales charge from the initial $1,000 purchase order or (ii) a complete redemption of the investment and, if applicable, the deduction of the contingent deferred sales charge at the end of the period. For information concerning the total return of the Fund, see "Performance Information" in the Fund's Part II.


    The Fund's yield is computed pursuant to a standardized formula by dividing the net investment income per share earned during a recent thirty-day period by the maximum offering price (including, if applicable, the maximum sales charge) per share on the last day of the period and annualizing the resulting figure. Net investment income per share is calculated from the yields to maturity of all debt obligations held by the Portfolio based on prescribed methods, reduced by accrued Fund expenses for the period with the resulting number being divided by the average daily number of Fund shares outstanding and entitled to receive distributions during the period. The yield figure does not reflect the deduction of any contingent deferred sales charges which (if applicable) are imposed on certain redemptions at the rate set forth under "How to Redeem Fund Shares" in the Fund's current Prospectus. Yield calculations assume the current maximum sales charge (if applicable) set forth under "How to Buy Fund Shares" in the Fund's current Prospectus. (Actual yield may be affected by variations in sales charges on investments.) A taxable-equivalent yield is computed by dividing the tax-exempt yield by 1 minus a stated rate. For the yield and taxable-equivalent yield of the Fund, see "Performance Information" in the Fund's Part II of this Statement of Additional Information.

    The Fund may also publish the distribution rate and/or the effective distribution rate. The Fund's distribution rate is computed by dividing the most recent monthly distribution per share annualized, by the current net asset value per share. The Fund's effective distribution rate is computed by dividing the distribution rate by the ratio (the days in a year divided by the accrual days of the monthly period) used to annualize the most recent monthly distribution and reinvesting the resulting amount for a full year on the basis of such ratio. The effective distribution rate will be higher than the distribution rate because of the compounding effect of the assumed reinvestment. Investor's should note that the Fund's yield is calculated using a standardized formula, the income component of which is computed from the yields to maturity of all debt obligations held by the Portfolio based on prescribed methods (with all purchases and sales of securities during such period included in the income calculation on a settlement date basis), whereas the distribution rate is based on the Fund's last monthly distribution which tends to be relatively stable and may be more or less than the amount of net investment income and short-term capital gain actually earned by the Fund during the month. See "Distribution and Taxes" in the Fund's current Prospectus. For the Fund's distribution rate and effective distribution rate, see "Performance Information" in the Fund's Part II of this Statement of Additional Information.

    The Fund's total return may be compared to the Consumer Price Index and to the domestic securities indices of the Bond Buyer 25 Revenue Bond Index and the Lehman Brothers Municipal Bond Index. The Fund's total return and comparisons with these indices may be used in advertisements and in information furnished to present or prospective shareholders. The Fund's performance may differ from that of other investors in the Portfolio, including other investment companies.

    From time to time, evaluations of the Fund's performance made by independent sources, e.g., Lipper Analytical Services, Inc., CDA/Wiesenberger and Morningstar, Inc., may be used in advertisements and in information furnished to present or prospective shareholders.

    From time to time, information, charts and illustrations relating to inflation and the effects of inflation on the dollar may be included in advertisements and other material furnished to present and prospective shareholders. For example, after 10 years, the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465 and $12,100, if the annual rates of inflation during such period were 4%, 5%, 6% and 7%, respectively. (To calculate the purchasing power, the value at the end of each year is reduced by the above inflation rates for 10 consecutive years.)

    From time to time, information about portfolio allocation and holdings of the Portfolio at a particular date (including ratings assigned by independent ratings services such as Moody's, S&P and Fitch) may be included in advertisements and other material furnished to present and prospective shareholders. Such information may be stated as a percentage of the Portfolio's bond holdings on such date. For an example of the Portfolio's diversification by quality ratings, see "Performance Information" in the Fund's Part II of this Statement of Additional Information.

    Comparative information about the yield or distribution rate of the Fund and about average rates of return on certificates of deposit, bank money market deposit accounts, money market mutual funds and other short-term investments may also be included in advertisements, supplemental sales literature or communications of the Fund. A bank certificate of deposit, unlike the Fund's shares, pays a fixed rate of interest and entitles the depositor to receive the face amount of the certificate of deposit at maturity. A bank money market deposit account is a form of savings account which pays a variable rate of interest. Unlike the Fund's shares, bank certificates of deposit and bank money market deposit accounts are insured by the Federal Deposit Insurance Corporation. A money market mutual fund is designed to maintain a constant value of $1.00 per share and, thus, a money market fund's shares are subject to less price fluctuation than the Fund's shares.

    The average rates of return of money market mutual funds, certificates of deposit and bank money market deposit accounts referred to in advertisements, supplemental sales literature or communications of the Fund will be based on rates published by the Federal Reserve Bank, Donoghues Money Fund Averages, RateGram or The Wall Street Journal.

    Advertisements and other material furnished to present and prospective shareholders may also compare the taxable equivalent yield of the Fund to after-tax yields of certificates of deposits, bank money market deposit accounts and money market mutual funds over various income tax brackets.

    Information used in advertisements and in materials furnished to present and prospective shareholders may include statements or illustrations relating to the appropriateness of types of securities and/or mutual funds which may be employed to meet specific financial goals, such as (1) funding retirement, (2) paying for children's education, and (3) financially supporting aging parents. These three financial goals may be referred to in such advertisements or materials as the "Triple Squeeze."

    For additional information, charts and illustrations relating to the Fund's investment performance, see "Performance Information" in the Fund's Part II of this Statement of Additional Information.

                                    TAXES
    See "Distribution and Taxes" in the Fund's current Prospectus.

    Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund has elected or will elect to be treated and intends to qualify each year, as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets. For purposes of applying the requirements of the Code regarding qualification as a RIC, the Fund will be deemed (i) to own its proportionate share of each of the assets of the Portfolio and (ii) to be entitled to the gross income of the Portfolio attributable to such share. The Portfolio therefore intends to satisfy the source of income and diversification requirements applicable to RICs in order for the Fund to satisfy them.

    In addition, the Portfolio will allocate at least annually among its investors, including the Fund, the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. In order to qualify for the special tax treatment accorded RICs and their shareholders, the Fund intends to distribute the investment income (including tax-exempt income and the excess, if any, of net short-term capital gains over net long-term capital losses) allocated to the Fund by the Portfolio, in accordance with certain timing and percentage requirements imposed by the Code. If these requirements are met, the Fund will not be subject to any federal income tax on income or gain paid to shareholders in the form of dividends (including capital gain dividends).

    If the Fund failed to qualify as a RIC accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a RIC that is accorded special tax treatment.

    If the Fund fails to distribute (or to be deemed to have distributed) in each calendar year at least 98% of its ordinary income (not including tax-exempt income) for such year, at least 98% of the excess of its realized capital gains over its realized capital losses (generally computed on the basis of the one-year period ending on October 31 of such year) after reduction by any available capital loss carryforwards, and 100% of any undistributed income (on which the Fund paid no federal income tax) from the prior year, the Fund will be subject to a 4% excise tax on the undistributed amounts. A dividend paid to shareholders by the Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

    Under current law, provided that the Fund qualifies as a RIC for federal income tax purposes and the Portfolio is treated as a partnership for Massachusetts and federal tax purposes, neither the Fund nor the Portfolio is liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

    The Portfolio's investment in zero coupon and certain other securities will cause it to realize income prior to the receipt of cash payments with respect to these securities. In order to generate sufficient cash to enable the Fund to distribute its proportionate share of this income, the Portfolio may be required to liquidate portfolio securities that it might otherwise have continued to hold.

    The Portfolio's transactions in options and futures contracts will be subject to special tax rules that may affect the amount, timing and character of Fund distributions to shareholders. For example, certain positions held by the Portfolio on the last business day of each taxable year will be marked to market (i.e., treated as if closed out on such day), and any resulting gain or loss will generally be treated as 60% long-term and 40% short-term capital gain or loss. Certain positions held by the Portfolio that substantially diminish the Portfolio's risk of loss with respect to other positions in its portfolio may constitute "straddles," which are subject to tax rules that may cause deferral of Portfolio losses, adjustments in the holding period of Portfolio securities and conversion of short-term into long-term capital losses. The Portfolio may have to limit its engagement in such activities in order to enable the Fund to maintain its qualification as a RIC for federal income tax purposes.

    Distributions designated as "exempt-interest dividends" may be treated by shareholders as interest excludable from gross income under Section 103(a) of the Code. In order for the Fund to be entitled to pay exempt-interest dividends to its shareholders, at least 50% of the value of its total assets at the close of each quarter of its taxable year must consist of obligations the interest on which is exempt from regular federal income tax. Because the Fund will be deemed to own its proportionate share of each of the assets of the Portfolio, the Portfolio currently intends to invest its assets in a manner such that the Fund can meet this 50% requirement.

    Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry shares of a Fund paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the Fund's total distributions (not including distributions from net long-term capital gains) paid to the shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service for determining when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

    In general, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any shareholders who are "substantial users" of the facilities financed by such obligations or bonds or who are "related persons" of such substantial users.

    The Fund will inform investors of the percentage of its income distributions designated as tax-exempt. The percentage is applied uniformly to all distributions made during the year. The percentage of income designated as tax-exempt for any particular distribution may be substantially different from the percentage of the Fund's income that was tax-exempt during the period covered by the distribution.

    In the course of managing its investments, the Portfolio may realize some short-term and long-term capital gains (and/or losses) as a result of market transactions, including sales of portfolio securities and rights to when-issued securities and options and futures transactions. Any distributions by the Fund of its share of such capital gains (after reduction by any capital loss carryforwards) would be taxable to shareholders of the Fund. The Portfolio may also realize taxable income from certain short-term taxable obligations, securities loans, a portion of original issue discount with respect to certain stripped municipal obligations or their stripped coupons, and certain realized accrued market discount. However, it is expected that such amounts, if any, would normally be insubstantial in relation to the tax-exempt interest earned by the Portfolio and allocated to the Fund.

    The sale, exchange or redemption of Fund shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months, and otherwise as short-term capital gain or loss. However, if a shareholder sells shares at a loss within six months of purchase, any loss will be disallowed for federal income tax purposes to the extent of any exempt-interest dividends received on such shares. In addition, any loss (not already disallowed as provided in the preceding sentence) realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other Fund shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

    If the Fund makes a distribution to shareholders in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to each shareholder to the extent of that shareholder's tax basis in the shares, and thereafter as capital gains. A return of capital is not taxable, but it reduces the tax basis in the shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of such shares.

    Amounts paid by the Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number and certain required certifications, as well as shareholders with respect to whom the Fund has received notification from the Internal Revenue Service or a broker, may be subject to "backup" withholding of federal income tax from the Fund's dividends and distributions and the proceeds of redemptions (including repurchases and exchanges), at a rate of 31%. An individual's taxpayer identification number is generally his or her social security number.

    Non-resident alien individuals and certain foreign corporations and other foreign entities generally will be subject to a U.S. withholding tax at a rate of 30% on the Fund's distributions from its ordinary income and the excess of its net short-term capital gain over its net long-term capital loss, unless the tax is reduced or eliminated by an applicable tax treaty. Distributions from the excess of the Fund's net long-term capital gain over its net short-term capital loss received by such shareholders and any gain from the sale or other disposition of shares of the Fund generally will not be subject to U.S. federal income taxation, provided that non-resident alien status has been certified by the shareholder. Different U.S. tax consequences may result if the shareholder is engaged in a trade or business in the United States, is present in the United States for a sufficient period of time during a taxable year to be treated as a U.S. resident, or fails to provide any required certifications regarding status as a non-resident alien investor. Foreign shareholders should consult their tax advisers regarding the U.S. and foreign tax consequences of an investment in the Fund.

    The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the state, local or foreign tax consequences of investing in the Fund.

                       PORTFOLIO SECURITY TRANSACTIONS
    Decisions concerning the execution of portfolio security transactions, including the selection of the market and the executing firm, are made by BMR. BMR is also responsible for the execution of transactions for all other accounts managed by it.

    BMR places the portfolio security transactions of the Portfolio and of all other accounts managed by it for execution with many firms. BMR uses its best efforts to obtain execution of portfolio security transactions at prices which are advantageous to the Portfolio and at reasonably competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, BMR will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the executing firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions, and the reasonableness of the spread or commission, if any. Municipal obligations, including State obligations, purchased and sold by the Portfolio are generally traded in the over-the-counter market on a net basis (i.e., without commission) through broker-dealers and banks acting for their own account rather than as brokers, or otherwise involve transactions directly with the issuer of such obligations. Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market for such obligations, and the difference between the bid and asked price is customarily referred to as the spread. The Portfolio may also purchase municipal obligations from underwriters, the cost of which may include undisclosed fees and concessions to the underwriters. While it is anticipated that the Portfolio will not pay significant brokerage commissions in connection with such portfolio security transactions, on occasion it may be necessary or appropriate to purchase or sell a security through a broker on an agency basis, in which case the Portfolio will incur a brokerage commission. Although spreads or commissions on portfolio security transactions will, in the judgment of BMR, be reasonable in relation to the value of the services provided, spreads or commissions exceeding those which another firm might charge may be paid to firms who were selected to execute transactions on behalf of the Portfolio and BMR's other clients for providing brokerage and research services to BMR.

    As authorized in Section 28(e) of the Securities Exchange Act of 1934, a broker or dealer who executes a portfolio transaction on behalf of the Portfolio may receive a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if BMR determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided. This determination may be made on the basis of either that particular transaction or on the basis of overall responsibilities which BMR and its affiliates have for accounts over which they exercise investment discretion. In making any such determination, BMR will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the commission should be related to such services. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the "Research Services" referred to in the next paragraph.

    It is a common practice of the investment advisory industry and of the advisers of investment companies, institutions and other investors to receive research, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities ("Research Services") from broker-dealer firms which execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, BMR receives Research Services from many broker-dealer firms with which BMR places the Portfolio transactions and from third parties with which these broker-dealers have arrangements. These Research Services include such matters as general economic and market reviews, industry and company reviews, evaluations of securities and portfolio strategies and transactions and recommendations as to the purchase and sale of securities and other portfolio transactions, financial, industry and trade publications, news and information services, pricing and quotation equipment and services, and research oriented computer hardware, software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by BMR in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to BMR in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client's account or of a few clients' accounts, or may be useful for the management of merely a segment of certain clients' accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The advisory fee paid by the Portfolio is not reduced because BMR receives such Research Services. BMR evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and attempts to allocate sufficient commissions to such firms to ensure the continued receipt of Research Services which BMR believes are useful or of value to it in rendering investment advisory services to its clients.

    Subject to the requirement that BMR shall use its best efforts to seek and execute portfolio security transactions at advantageous prices and at reasonably competitive spreads or commission rates, BMR is authorized to consider as a factor in the selection of any firm with whom portfolio orders may be placed the fact that such firm has sold or is selling shares of the Fund or of other investment companies sponsored by BMR or Eaton Vance. This policy is not inconsistent with a rule of the National Association of Securities Dealers, Inc., which rule provides that no firm which is a member of the Association shall favor or disfavor the distribution of shares of any particular investment company or group of investment companies on the basis of brokerage commissions received or expected by such firm from any source.

    Municipal obligations considered as investments for the Portfolio may also be appropriate for other investment accounts managed by BMR or its affiliates. BMR will attempt to allocate equitably portfolio security transactions among the Portfolio and the portfolios of its other investment accounts purchasing municipal obligations whenever decisions are made to purchase or sell securities by the Portfolio and one or more of such other accounts simultaneously. In making such allocations, the main factors to be considered are the respective investment objectives of the Portfolio and such other accounts, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment by the Portfolio and such accounts, the size of investment commitments generally held by the Portfolio and such accounts and the opinions of the persons responsible for recommending investments to the Portfolio and such accounts. While this procedure could have a detrimental effect on the price or amount of the securities available to the Portfolio from time to time, it is the opinion of the Trustees of the Trust and the Portfolio that the benefits available from the BMR organization outweigh any disadvantage that may arise from exposure to simultaneous transactions. For the brokerage commissions paid by the Portfolio on portfolio transactions, see "Fees and Expenses" in the Fund's Part II of this Statement of Additional Information.

                              OTHER INFORMATION
    Eaton Vance, pursuant to its agreement with the Trust, controls the use of the words "Eaton Vance" in the Fund's name and may use the words "Eaton Vance" in other connections and for other purposes.

    As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event, the Trustees then in office will call a shareholders' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust's by-laws, the Trustees shall continue to hold office and may appoint successor Trustees.

    The Trust's by-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him from that office either by a written declaration filed with the Trust's custodian or by votes cast at a meeting called for that purpose. The by-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.

    The Trust's Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable Federal or state laws or regulations. The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or
(2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.

    The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law; but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

    In accordance with the Declaration of Trust of the Portfolio, there will normally be no meetings of the investors for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by investors. In such an event the Trustees of the Portfolio then in office will call an investors' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the investors in accordance with the Portfolio's Declaration of Trust, the Trustees shall continue to hold office and may appoint successor Trustees.

    The Declaration of Trust of the Portfolio provides that no person shall serve as a Trustee if investors holding two-thirds of the outstanding interest have removed him from that office either by a written declaration filed with the Portfolio's custodian or by votes cast at a meeting called for that purpose. The Declaration of Trust further provides that under certain circumstances the investors may call a meeting to remove a Trustee and that the Portfolio is required to provide assistance in communicating with investors about such a meeting.

    The right to redeem shares of the Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the Commission, or during any emergency as determined by the Commission which makes it impracticable for the Portfolio to dispose of its securities or value its assets, or during any other period permitted by order of the Commission for the protection of investors.

                    INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

     Deloitte & Touche LLP, 125 Summer Street, Boston, Massachusetts, are the independent certified public accountants of the Fund and the Portfolio, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the Commission.


    For the financial statements of the Portfolio, see "Financial Statements" in the Fund's Part II.

                                   APPENDIX

                       DESCRIPTION OF SECURITIES RATINGS+
                         MOODY'S INVESTORS SERVICE, INC.

MUNICIPAL BONDS

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than the Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Absence of Rating: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

    1. An application for rating was not received or accepted.

    2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

    3. There is a lack of essential data pertaining to the issue or issuer.

    4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

----------
+The ratings indicated herein are believed to be the most recent ratings available at the date of this Statement of Additional Information for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which would be given to these securities on the date of the Portfolio's fiscal year end.

Note: Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

MUNICIPAL SHORT-TERM OBLIGATIONS
RATINGS: Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade or (MIG). Such rating recognizes the differences between short term credit risk and long term risk. Factors effecting the liquidity of the borrower and short term cyclical elements are critical in short term ratings, while other factors of major importance in bond risk, long term secular trends for example, may be less important over the short run.

A short term rating may also be assigned on an issue having a demand feature, variable rate demand obligation (VRDO). Such ratings will be designated as VMIG1, SG or if the demand feature is not rated, NR. A short term rating on issues with demand features are differentiated by the use of the VMIG1 symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Additionally, investors should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met.


                         STANDARD & POOR'S RATINGS GROUP


INVESTMENT GRADE
AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE
Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC: Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC: The rating CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.

C: The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

C1: The Rating C1 is reserved for income bonds on which no interest is being paid.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

p: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

L: The letter "L" indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is insured by the Federal Deposit Insurance Corp. and interest is adequately collateralized. In the case of certificates of deposit, the letter "L" indicates that the deposit, combined with other deposits being held in the same right and capacity, will be honored for principal and accrued pre-default interest up to the federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.

NR: NR indicates no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

Municipal Notes
S&P note ratings reflect the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

    -- Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).

    -- Sources of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

Note rating symbols are as follows:

    SP-1: Strong capacity to pay principal and interest. Those issues determined to possess very strong characteristics will be given a plus(+) designation.

    SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

    SP-3: Speculative capacity to pay principal and interest.


                          FITCH INVESTORS SERVICE, INC.


INVESTMENT GRADE BOND RATINGS
AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+".

A: Bonds considered to be investment grade and of high credit quality. The obligors ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

HIGH YIELD BOND RATINGS
AAA: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified that could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

Plus (+) or Minus (-): The ratings from AA to C may be modified by the addition of a plus or minus sign to indicate the relative position of a credit within the rating category.

NR: Indicates that Fitch does not rate the specific issue.

Conditional:A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

Investment Grade Short-Term Ratings
Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Stong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+".

F-2: Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1" categories.

F-3: Fair Credit Quality. Issues carrying this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse change could cause these securities to be rated below investment grade.

                               * * * * * * * *

Notes: Bonds which are unrated expose the investor to risks with respect to capacity to pay interest or repay principal which are similar to the risks of lower-rated speculative bonds. The Portfolio is dependent on the Investment Adviser's judgment, analysis and experience in the evaluation of such bonds.

      Investors should note that the assignment of a rating to a bond by a rating service may not reflect the effect of recent developments on the issuer's ability to make interest and principal payments.

                  DESCRIPTION OF THE INSURANCE CLAIMS-PAYING
                               ABILITY RATINGS OF
                        STANDARD & POOR'S CORPORATION AND
                         MOODY'S INVESTORS SERVICE, INC.


      An S&P insurance claims-paying ability rating is an assessment of an operating insurance company's financial capacity to meet obligations under an insurance policy in accordance with the terms. An insurer with an insurance claims-paying ability of AAA has the highest rating assigned by S&P. Capacity to honor insurance contracts is adjudged by S&P to be extremely strong and highly likely to remain so over a long period of time. A Moody's insurance claims-paying ability rating is an opinion of the ability of an insurance company to repay punctually senior policyholder obligations and claims. An insurer with an insurance claims-paying ability rating of Aaa is adjudged by Moody's to be of the best quality. In the opinion of Moody's, the policy obligations of an insurance company with an insurance claims-paying ability rating of Aaa carry the smallest degree of credit risk and, while the financial strength of these companies is likely to change, such changes as can be visualized are most unlikely to impair the company's fundamentally strong position.

    An insurance claims-paying ability rating by S&P's or Moody's does not constitute an opinion on any specific contract in that such an opinion can only be rendered upon the review of the specific insurance contract. Furthermore, an insurance claims-paying ability rating does not take in account deductibles, surrender or cancellation penalties or the timeliness of payment; nor does it address the ability of a company to meet nonpolicy obligations (i.e., debt contracts).

    The assignment of ratings by S&P or Moody's to debt issues that are fully or partially supported by insurance policies, contracts, or guarantees is a separate process from the determination of claims-paying ability ratings. The likelihood of a timely flow of funds from the insurer to the trustee for the bondholders is a key element in the rating determination of such debt issues.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II


    This Part II provides information about EV TRADITIONAL FLORIDA INSURED MUNICIPALS FUND. The investment objective of the Fund is to provide current income exempt from regular federal income tax in the form of an investment exempt from Florida intangibles tax. The Fund currently seeks to meet its investment objective by investing its assets in the Florida Insured Municipals Portfolio (the "Portfolio").


                            RISKS OF CONCENTRATION


    The following information as to certain Florida considerations is given to investors in view of the Portfolio's policy of concentrating its investments in Florida issuers. Such information supplements the information in the Prospectus. It is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of Florida issuers. Neither the Trust nor the Portfolio has independently verified this information.

    Florida is characterized by rapid population growth and substantial capital needs which are being funded through more frequent debt issuance and pay-as-you-go financing. The State of Florida operates on the basis of a fiscal biennium for its appropriations and expenditures and is constitutionally bound to maintain a balanced budget. The State's financial operations are considerably different than most other states because, under the State's constitution, there is no state income tax on individuals. A constitutional amendment would therefore be necessary to impose such an income tax. Only seven states currently do not impose income taxes on individuals. The lack of an income tax on individuals exposes total State tax collections to considerably more volatility than would otherwise be the case and, in the event of an economic downswing, could affect the State's ability to pay principal and interest in a timely manner.

    Florida has a proportionally greater number of persons of retirement age; a factor that makes Florida's property and transfer payment taxes a relatively more important source of State funding. Because transfer payments are typically less sensitive to the business cycle than employment income, they may act as a stabilizing force in weak economic periods.

    In 1993, the Florida constitution was amended to limit the annual growth in the assessed valuation of residential property, which, over time, could constrain growth in property taxes, a major source of revenue for local governments. In 1994, the Florida constitution was amended to limit State revenue collections in any fiscal year to, subject to exception, that which was allowed in the prior fiscal year plus a growth factor, to be determined by reference to the average annual growth rate in Florida personal income over the previous five years.

    Florida tourism appears to be suffering the effects of negative publicity regarding crime against tourists in the State, "product maturity," higher prices and more aggressive marketing by competing vacation destinations. Although Florida experienced a 4.0% drop in the number of tourists visiting the State in the fiscal year 1993-94, the State anticipates an increase in the number of visiting tourists in the current and succeeding fiscal years. The number of visiting tourists is expected to increase by 0.1% and 4.3% during fiscal years 1995-96 and 1996-97, respectively. The total number of visiting tourists is expected to reach 41.4 million and 43.2 million during fiscal years 1995-96 and 1996-97, respectively.

    There has been a decline in Florida's dependency on highly cyclical construction and construction-related manufacturing sectors. For example, the total contract construction employment as a share of total non-farm employment reached a peak of over 10% in 1973. In 1980, the share was roughly 7.5%, and in 1994, the share had edged downward to nearly 5%. This trend is expected to continue as Florida's economy continues to diversify.

                                  INSURANCE

    The following information relates to the Fund and supplements the information contained under "Additional Information about Investment Policies -- Insurance" in Part I of this Statement of Additional Information.

In General. Insured Florida obligations held by the Portfolio will be insured as to their scheduled payment of principal and interest under (i) an insurance policy obtained by the issuer or underwriter of the Florida obligation at the time of its original issuance ("Issue Insurance"), (ii) an insurance policy obtained by the Portfolio or a third party subsequent to the Florida obligation's original issuance ("Secondary Market Insurance") or (iii) a municipal insurance policy purchased by the Portfolio ("Mutual Fund Insurance"). The Portfolio anticipates that all or substantially all of its insured Florida obligations will be subject to Issue Insurance or Secondary Market Insurance. Although the insurance feature reduces certain financial risks, the premiums for Mutual Fund Insurance (which, if purchased by the Portfolio, are paid from the Portfolio's assets) and the higher market price paid for Florida obligations covered by Issue Insurance or Secondary Market Insurance reduce the Portfolio's current yield.

    Insurance will cover the timely payment of interest and principal on Florida obligations and will be obtained from insurers with a claims-paying ability rated Aaa by Moody's or AAA by S&P or Fitch. Florida obligations insured by any insurer with such a claims-paying ability rating will generally carry the same rating or credit risk as the insurer. See the Appendix to the Statement of Additional Information for a brief description of Moody's, Fitch's and S&P's claims-paying ability ratings. Such insurers must guarantee the timely payment of all principal and interest on Florida obligations as they become due. Such insurance may, however, provide that in the event of non-payment of interest or principal when due with respect to an insured Florida obligation, the insurer is not obligated to make such payment until a specified time period has lapsed (which may be 30 days or more after it has been notified by the Portfolio that such non-payment has occurred). For these purposes, a payment of principal is due only at final maturity of the Florida obligation and not at the time any earlier sinking fund payment is due. While the insurance will guarantee the timely payment of principal and interest, it does not guarantee the market value of the Florida obligations or the net asset value of the Portfolio or the Fund.

    Florida obligations are generally eligible to be insured under Mutual Fund Insurance if, at the time of purchase by the Portfolio, they are identified separately or by category in qualitative guidelines furnished by the mutual fund insurer and are in compliance with the aggregate limitations on amounts set forth in such guidelines. Premium variations are based, in part, on the rating of the Florida obligations being insured at the time the Portfolio purchases the obligations. The insurer may prospectively withdraw particular Florida obligations from the classifications of securities eligible for insurance or change the aggregate amount limitation of each issue or category of eligible Florida obligations. The insurer must, however, continue to insure the full amount of the Florida obligations previously acquired which the insurer has indicated are eligible for insurance, so long as they continue to be held by the Portfolio. The qualitative guidelines and aggregate amount limitations established by the insurer from time to time will not necessarily be the same as those the Portfolio would use to govern selection of Florida obligations for the Portfolio. Therefore, from time to time such guidelines and limitations may affect investment decisions in the event the Portfolio's securities are insured by Mutual Fund Insurance.

    For Mutual Fund Insurance that terminates upon the sale of the insured security, the insurance does not have any effect on the resale value of such security. Therefore, the Portfolio will generally retain any insured Florida obligations which are in default or, in the judgment of the Investment Adviser, are in significant risk of default and place a value on the insurance. This value will be equal to the difference between the market value of the defaulted Florida obligations and the market value of similar Florida obligations which are not in default. As a result, the Investment Adviser may be unable to manage the securities held by the Portfolio to the extent the Portfolio holds defaulted Florida obligations, which will limit its ability in certain circumstances to purchase other Florida obligations. While a defaulted Florida obligation is held by the Portfolio, the Portfolio will continue to pay the insurance premium thereon but will also collect interest payments from the insurer and retain the right to collect the full amount of principal from the insurer when the Florida obligation becomes due. The Portfolio expects that the market value of a defaulted Florida obligation covered by Issue Insurance or Secondary Market Insurance will generally be greater than the market value of an otherwise comparable defaulted Florida obligation covered by Mutual Fund Insurance.

    The Portfolio may also invest in Florida obligations that are secured by an escrow or trust account which contains securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, that are backed by the full faith and credit of the United States, and sufficient in amount to ensure the payment of interest on and principal of the secured Florida obligation ("collateralized obligations"). Collateralized obligations generally are regarded as having the credit characteristics of the underlying U.S. Government, agency or instrumentality securities. These obligations will not be subject to Issue Insurance, Secondary Market Insurance or Mutual Fund Insurance, but will be considered to be insured Florida obligations for purposes of the Portfolio's policy of investing at least 80% of its net assets in insured Florida obligations (but such obligations shall not constitute more than 15% of the insured portion of the Portfolio).


Principal Insurers. Currently, Municipal Bond Investors Assurance Corporation ("MBIA"), Capital Guaranty Insurance Company ( "Capital Guaranty" ), Financial Guaranty Insurance Company ( "FGIC" ), AMBAC Indemnity Corporation ("AMBAC"), and Financial Security Assurance Corp., together with its affiliated insurance companies--Financial Security Assurance International Inc. and Financial Security Assurance of Oklahoma, Inc. (collectively, "FSA" ), are considered to have a high claims-paying ability and, therefore, are eligible insurers for the Portfolio's Florida obligations. Additional insurers may be added without further notification. The following information concerning these eligible insurers is based upon information provided by such insurers or information filed with certain state insurance regulators. Neither the Portfolio nor the Fund has independently verified such information and make no representations as to the accuracy and adequacy of such information or as to the absence of material adverse changes subsequent to the date thereof.


    MBIA is a monoline financial guaranty insurance company created from an unincorporated association (the Municipal Bond Insurance Association), through which its members wrote municipal bond insurance on a several and joint-basis through 1986. On January 5, 1990, MBIA acquired all of the outstanding stock of Bond Investors Group, Inc., the parent of Bond Investors Guaranty Insurance Company ("BIG"), which has subsequently changed its name to MBIA Insurance Corp. of Illinois. Through a reinsurance agreement, BIG ceded all of its net insured risks, as well as its related unearned premium and contingency reserves, to MBIA. MBIA issues municipal bond insurance policies guarantying the timely payment of principal and interest on new municipal bond issues and leasing obligations of municipal entities, secondary market insurance of such instruments and insurance on such instruments held in unit investment trusts and mutual funds. As of December 31, 1994, MBIA had total assets of approximately $3.4 billion and qualified statutory capital of approximately $1.7 billion. MBIA has a claims-paying ability rating of "AAA" by S&P and "Aaa" by Moody's.

    Capital Guaranty is a monoline insurance company whose policies guaranty the timely payment of principal and interest on new issue and secondary market issue municipal bond transactions. As of December 31, 1994, Capital Guaranty had total assets of approximately $304 million and qualified statutory capital of approximately $197 million. Capital Guaranty has a claims-paying ability rating of "AAA" by S&P. Moody's has not issued a claims-paying ability rating for Capital Guaranty.

    Financial Guaranty Insurance Corporation, a wholly owned subsidiary of FGIC Corporation, which is a wholly owned subsidiary of General Electric Capital Corporation, is an insurer of municipal securities, including new issues, securities held in unit investment trusts and mutual funds, and those traded on secondary market. The investors in FGIC Corporation are not obligated to pay the debts of or claims against FGIC. As of December 31, 1994, FGIC had total assets of approximately $2.1 billion and qualified statutory capital of approximately $1.2 billion. FGIC has a claims-paying ability rating of "AAA" by S&P and Fitch, and "Aaa" by Moody's.

    AMBAC, a wholly owned subsidiary of AMBAC Inc., is a monoline insurance company whose policies guaranty the payment of principal and interest on municipal obligations issues. As of December 31, 1994, AMBAC had admitted assets of approximately $2.1 billion and qualified statutory capital of approximately $1.2 billion. AMBAC has a claims-paying ability rating of "AAA" by S&P and "Aaa" by Moody's.

    FSA is a monoline insurer whose policies guaranty the timely payment of principal and interest on new issue and secondary market issue municipal securities transactions, among other financial obligations. As of December 31, 1994, FSA had total admitted assets of approximately $804 million and qualified statutory capital of approximately $466 million. FSA has a claims-paying ability rating of "AAA" by S&P and "Aaa" by Moody's.


                              FEES AND EXPENSES
INVESTMENT ADVISER
    As of January 31, 1996, the Portfolio had net assets of $          . For
the fiscal year ended January 31, 1996, the Portfolio paid BMR advisory fees
of $        (equivalent to   % of the Portfolio's average daily net assets for
such period). For the period from the start of business, March 2, 1994, to January 31, 1995, absent a fee reduction, the Portfolio would have paid BMR advisory fees of $8,420 (equivalent to 0.16% (annualized) of the Portfolio's average daily net assets for such period). To enhance the net income of the Portfolio, BMR made a reduction of the full amount of its advisory fee and BMR was allocated expenses related to the operation of the Portfolio in the amount of $13,139. The Portfolio's Investment Advisory Agreement with BMR is dated February 25, 1994 and remains in effect until February 28, 1997. The Agreement may be continued as described under "Investment Adviser and Administrator" in
Part I of this SAI.

ADMINISTRATOR
    As stated under "Investment Adviser and Administrator" in Part I of this SAI, the Administrator currently receives no compensation for providing administrative services to the Fund. For the fiscal year ended January 31, 1996, and for the period from the start of business, March 3, 1994, to January
31, 1995,  $       and $16,043, respectively of the Fund's operating expenses were allocated to the Administrator.

SERVICE PLAN
    For the fiscal year ended, January 31, 1996, the Fund did not pay any service fees under the Plan. The Fund began accruing for its service fee payments during the quarter ending June 30, 1995.

PRINCIPAL UNDERWRITER
    For the fiscal year ended, January 31, 1996, the Fund paid no repurchase transaction fees to the Principal Underwriter.

    The total sales charges for sales of shares of the Fund for the fiscal
year January 31, 1996, were $      , of which $      was received by the
Principal Underwriter and $       was received by Authorized Firms.

CUSTODIAN
    For the fiscal year ended, January 31, 1996, the Fund paid IBT $    and
the Portfolio paid IBT $     .

BROKERAGE
    For the fiscal year ended January 31, 1996 and for the period from the start of business, March 2, 1994, to January 31, 1995, the Portfolio paid no brokerage commissions on portfolio transactions.

TRUSTEES
    The fees and expenses of those Trustees of the Trust and of the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended January 31, 1996, the noninterested Trustees of the Trust and the Portfolio received the following compensation in their capacities as Trustees from the Fund and the Portfolio, and, during the year ended December 31, 1995, earned the following compensation in their capacities as Trustees of the other funds in the Eaton Vance fund complex(1):

                           AGGREGATE          AGGREGATE      TOTAL COMPENSATION
                          COMPENSATION       COMPENSATION      FROM TRUST AND
  NAME                     FROM FUND        FROM PORTFOLIO      FUND COMPLEX
  ----                    ------------      --------------   ------------------


  Donald R. Dwight           $--0--              $33(2)           $135,000(4)
  Samuel L. Hayes, III        --0--               32(3)            150,000(5)
  Norton H. Reamer            --0--               31               135,000
  John L. Thorndike           --0--               32               140,000
  Jack L. Treynor             --0--               34               140,000

(1) The Eaton Vance fund complex consists of 219 registered investment companies or series thereof.
(2) Includes $11 of deferred compensation.
(3) Includes $11 of deferred compensation.
(4) Includes $35,000 of deferred compensation.
(5) Includes $33,750 of deferred compensation.

                            PRINCIPAL UNDERWRITER
    Shares of the Fund may be continuously purchased at the public offering price through certain Authorized Firms which have agreements with the Principal Underwriter. The Principal Underwriter is a wholly-owned subsidiary of Eaton Vance.

    The public offering price is the net asset value next computed after receipt of the order, plus, where applicable, a variable percentage (sales charge) depending upon the amount of purchase as indicated by the sales charge table set forth in the Fund's current Prospectus (see "How to Buy Fund Shares"). Such table is applicable to purchases of the Fund alone or in combination with purchases of the other funds offered by the Principal Underwriter, made at a single time by (i) an individual, or an individual, his spouse and their children under the age of twenty-one, purchasing shares for his or their own account, and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account.

    The table is also presently applicable to (1) purchases of Fund shares, alone or in combination with purchases of any of the other funds offered by the Principal Underwriter, through one dealer aggregating $50,000 or more made by any of the persons enumerated above within a thirteen-month period starting with the first purchase pursuant to a written Statement of Intention, in the form provided by the Principal Underwriter, which includes provisions for a price adjustment depending upon the amount actually purchased within such period (a purchase not made pursuant to such Statement may be included thereunder if the Statement is filed within 90 days of such purchase); or (2) purchases of the Fund pursuant to the Right of Accumulation and declared as such at the time of purchase.

    Subject to the applicable provisions of the 1940 Act, the Fund may issue shares at net asset value in the event that an investment company (whether a regulated or private investment company or a personal holding company) is merged or consolidated with or acquired by the Fund. Normally no sales charges will be paid in connection with an exchange of Fund shares for the assets of such investment company. Shares may be sold at net asset value to any officer, director, trustee, general partner or employee of the Fund, the Portfolio or any investment company for which Eaton Vance or BMR acts as investment adviser, any investment advisory, agency, custodial or trust account managed or administered by Eaton Vance or by any parent, subsidiary or other affiliate of Eaton Vance, or any officer, director or employee of any parent, subsidiary or other affiliate of Eaton Vance. The terms "officer," "director," "trustee," "general partner" or "employee" as used in this paragraph include any such person's spouse and minor children, and also retired officers, directors, trustees, general partners and employees and their spouses and minor children. Shares of the Fund may also be sold at net asset value to registered representatives and employees of Authorized Firms and to the spouses and children under the age of 21 and beneficial accounts of such persons.

    The Trust reserves the right to suspend or limit the offering of shares of the Fund to the public at any time.

    The Principal Underwriter acts as principal in selling shares of the Fund under the Distribution Agreement with the Trust on behalf of the Fund. The expenses of printing copies of prospectuses used to offer shares to Authorized Firms or investors and other selling literature and of advertising are borne by the Principal Underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its shares under federal and state securities laws are borne by the Fund. The Distribution Agreement is renewable annually by the Board of Trustees of the Trust (including a majority of its Trustees who are not interested persons of the Principal Underwriter or the Trust), may be terminated on six months' notice by either party and is automatically terminated upon assignment. The Principal Underwriter distributes Fund shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold. The Principal Underwriter allows Authorized Firms discounts from the applicable public offering price which are alike for all Authorized Firms. The Principal Underwriter may allow, upon notice to all Authorized Firms with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. See "How to Buy Fund Shares" in the Fund's current Prospectus for the discount allowed to Authorized Firms on the sale of Fund shares. During periods when the discount includes the full sales charge, such Authorized Firms may be deemed to be underwriters as that term is defined in the Securities Act of 1933. For the amount of sales charges for sales of Fund shares paid to the Principal Underwriter (and Authorized Firms), see "Fees and Expenses" in this Part II.

    The Fund has authorized the Principal Underwriter to act as its agent in repurchasing shares at the rate of $2.50 for each repurchase transaction handled by the Principal Underwriter. The Principal Underwriter estimates that the expenses incurred by it in acting as repurchase agent for the Fund will exceed the amounts paid therefor by the Fund. For the amount paid by the Fund to the Principal Underwriter for acting as repurchase agent, see "Fees and Expenses" in this Part II.

                                 SERVICE PLAN
    The Trust on behalf of the Fund has adopted a Service Plan (the "Plan") designed to meet the service fee requirements of the revised sales charge rule of the National Association of Securities Dealers, Inc. (Management believes service fee payments are not distribution expenses governed by Rule 12b-1 under the 1940 Act, but has chosen to have the Plan approved as if that Rule were applicable.) The following supplements the discussion of the Plan contained in the Fund's Prospectus.

    The Plan remains in effect through April 28, 1997, and from year to year thereafter, provided such continuance is approved by a vote of both a majority of (i) those Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to it (the "Noninterested Trustees") and (ii) all of the Trustees then in office, cast in person at a meeting (or meetings) called for the purpose of voting on this Plan. The Plan may be terminated any time by vote of the Noninterested Trustees or by a vote of a majority of the outstanding voting securities of the Fund. The Plan has been approved by the Fund's initial sole shareholder (Eaton Vance) and by the Board of Trustees of the Trust, including the Noninterested Trustees.

    Under the Plan, the President or a Vice President of the Trust shall provide to the Trustees for their review, and the Trustees shall review at least quarterly, a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plan may not be amended to increase materially the payments described herein without approval of the shareholders of the Fund, and all material amendments of the Plan must also be approved by the Trustees of the Trust as prescribed by the Rule. So long as the Plan is in effect, the selection and nomination of Trustees who are not interested persons of the Trust shall be committed to the discretion of the Trustees who are not such interested persons. The Trustees have determined that in their judgment there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. For the service fees paid by the Fund under the Plan, see "Fees and Expenses" in this Part II.

                        ADDITIONAL OFFICER INFORMATION
    In addition to the officers of the Portfolio listed under "Officers of the Trust and the Portfolio" in Part I of this SAI, Timothy T. Browse (36) is a Vice President of the Portfolio. Mr. Browse has served as a Vice President of the Portfolio since June 19, 1995. Mr. Browse has been a Vice President of BMR and Eaton Vance since 1993 and an employee of Eaton Vance since 1992. Mr. Browse is an officer of various investment companies managed by Eaton Vance or BMR. Prior to joining Eaton Vance, Mr. Browse was a Municipal Bond Trader -- Fidelity Management & Research Company (1987-1992).

                           PERFORMANCE INFORMATION
    The table below indicates the total return (capital changes plus reinvestment of all distributions) on a hypothetical investment of $1,000 in the Fund covering the life of the Fund from March 2, 1994 through January 31, 1996. The total return for the period prior to the Fund's commencement of operations on March 3, 1994 reflects the Portfolio's total return adjusted to reflect any applicable Fund sales charge. The total return for such prior period has not been adjusted to reflect the Fund's service fees and certain other expenses.

                                                  VALUE OF A $1,000 INVESTMENT

                                                                           TOTAL RETURN                TOTAL RETURN
                                                                      EXCLUDING SALES CHARGE     INCLUDING SALES CHARGE
    INVESTMENT          INVESTMENT  AMOUNT OF    VALUE OF INVESTMENT  ----------------------     ----------------------
      PERIOD              DATE<F1> INVESTMENT<F2>    ON 1/31/95       CUMULATIVE  ANNUALIZED     CUMULATIVE  ANNUALIZED
      ------              -----    ------------      --------         ----------  ----------     ---------   ----------
  Life of the  Fund<F3> 3/2/94     $                $                      %         --                %            %
  1 Year Ended
    1/31/96<F1>        1/31/95     $                $                      %            %              %            %

    Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.

----------
<F1> Investment operations began on March 2, 1994.
<F2> Initial investment less the maximum sales charge of 3.75%.
<F3> If a portion of the Portfolio's and/or the Fund's expenses had not been subsidized, the Fund would have had lower returns.

    For the thirty-day period ended January 31, 1996, the yield of the Fund
was     %. The yield required of a taxable security that would produce an
after-tax yield equivalent to that earned by the Fund of     % would be     %,
assuming a federal tax rate of 31%. If a portion of the Portfolio's and the Fund's expenses had not been allocated to the Investment Adviser and the Administrator, respectively, the Fund would have had a lower yield.

    The Fund's distribution rate (calculated on January 31, 1996 and based on
the Fund's monthly distribution paid January 31, 1996) was     %, and the
Fund's effective distribution rate (calculated on the same date and based on
the same monthly distribution) was     %. If a portion of the Portfolio's and
the Fund's expenses had not been allocated to the Investment Adviser and the Administrator, respectively, the Fund would have had a lower distribution rate and effective distribution rate.

    See the Tax Equivalent Yield Table in this Part II for information concerning applicable tax rates and income brackets.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
    As at April 30, 1996, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of April 30, 1996, the following shareholders owned beneficially and of record the percentages of outstanding shares of the Fund indicated after their names:
Al Ross & Diana Ross & Adam L. Ross & Jennifer Ross & Susie F. Ross JT/WROS,
Miami, FL(    %). In addition, as of April 28, 1996, Merrill Lynch Pierce
Fenner & Smith, New Brunswick, NJ and Smith Barney Inc., New York, NY, were
the record owners of approximately    % and    % of the outstanding shares,
respectively, which are held on behalf of their customes who are the beneficial owners of such shares, and as to which they have voting power under certain limited circumstances. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.
                              OTHER INFORMATION
    The Fund changed its name from EV Traditional Florida Insured Tax Free Fund to EV Traditional Florida Insured Municipals Fund on February 1, 1996.

                             FINANCIAL STATEMENTS
    Registrant incorporates by reference the audited financial information for the Fund and the Portfolio contained in the Fund's shareholder report for the fiscal year ended January 31, 1995 as previously filed electronically with the Securities and Exchange Commission (Accession Number 0000950135-95-000872).

                          TAX EQUIVALENT YIELD TABLE

    The tables below give the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding from 4% to 7% under the regular federal income tax and the Florida intangibles tax laws and tax rates applicable for 1996.

                           Or the taxable income     You are in
If the taxable income on            on              this federal                 In your bracket, a tax-free yield of
 your single return is*    your joint return is*      bracket          4%      4.5%      5%      5.5%      6%      6.5%      7%
-------------------------  ---------------------  ----------------    -------------------------------------------------------------
                                                                             equals that of a taxable investment yielding
      Up to $24,000                Up to $40,100       15.00%          4.71%    5.29%    5.88%    6.47%    7.06%    7.65%    8.24%
   $ 24,001-$ 58,150           $ 40,101-$ 96,900       28.00           5.56     6.25     6.94     7.64     8.33     9.03     9.72
   $ 58,151-$121,300           $ 96,901-$147,700       31.00           5.80     6.52     7.25     7.97     8.70     9.42    10.14
   $121,301-$263,750           $147,701-$263,750       36.00           6.25     7.03     7.81     8.59     9.38    10.16    10.94
       Over $263,750               Over $263,750       39.60           6.62     7.45     8.28     9.11     9.93    10.76    11.59


                           Or the taxable income
If the taxable income on            on
 your single return is<F1> your joint return is<F1>                    4%      4.5%      5%      5.5%      6%      6.5%      7%
-------------------------  ---------------------                -------------------------------------------------------------------
                                                                tax equivalent yield reflecting exemption from intangibles tax:<F2>
       Up to $24,000               Up to $40,100                       4.95%    5.54%    6.13%    6.71%    7.30%    7.89%    8.48%
   $ 24,001-$ 58,150           $ 40,101-$ 96,900                       5.85     6.54     7.23     7.93     8.62     9.31    10.01
   $ 58,151-$121,300           $ 96,901-$147,700                       6.10     6.83     7.55     8.27     9.00     9.72    10.44
   $121,301-$263,750           $147,701-$263,750                       6.58     7.36     8.14     8.92     9.70    10.48    11.26
       Over $263,750               Over $263,750                       6.97     7.80     8.62     9.45    10.28    11.10    11.93

<F1> Net amount subject to federal personal income tax after deductions and exemptions.
<F2> A Florida intangibles tax on personal property of $2.00 per $1,000 is generally imposed after exemptions on the value of stocks, bonds, other evidences of indebtedness and mutual fund shares. An example of the effect of the
     Florida intangibles tax on the tax brackets of Florida taxpayers is as follows. A $10,000 investment subject to the tax would require payment of $20 annually in intangibles taxes. If the investment yielded 5.5% annually or $550, the intangibles tax as a percentage of income would be $20/$550 or 3.64%. If a taxpayer were in the 36% federal income tax bracket, assuming the intangibles taxes were deducted as an itemized deduction on the federal return, the taxpayer would be on a combined federal and Florida State tax bracket of 38.33% [36% + (1 - .36) X 3.64%] with respect to such investment. A Florida taxpayer whose intangible personal property is exempt or partially exempt from tax due to the availability of exemptions will have a lower taxable equivalent yield than indicated above.

Note: The federal income tax brackets do not take into account the effect of a reduction in the deductibility of itemized deductions for taxpayers with adjusted gross income in excess of $117,950. The tax brackets also do not show the effects of phaseout of personal exemptions for single and joint filers with adjusted gross incomes in excess of $117,950 and $176,950. The effective tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated above.

Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield. No assurance can be given that the Fund will achieve any specific tax exempt yield. While it is expected that the Portfolio will invest principally in obligations, the interest from which is exempt from the regular federal income tax, other income received by the Portfolio and allocated to the Fund may be taxable. The table does not take into account the Florida intangibles tax, state or local taxes, if any, payable on Fund distributions to individuals who are not Florida residents, or intangibles taxes, if any, imposed under the laws of other states. It should also be noted that the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular federal income tax, is treated as a tax preference item which could subject the recipient to the federal alternative minimum tax. The illustrations assume that the federal alternative minimum tax is not applicable and do not take into account any tax credits that may be available.

The information set forth above is as of the date of this SAI. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above. Investors should consult their tax adviser for additional information.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II


    This Part II provides information about EV TRADITIONAL HAWAII MUNICIPALS FUND. The investment objective of the Fund is to provide current income exempt from regular federal income tax and Hawaii State individual income taxes. The Fund currently seeks to achieve its investment objective by investing its assets in the Hawaii Municipals Portfolio (the "Portfolio").

                            RISKS OF CONCENTRATION
    The following information as to certain Hawaii considerations is given to investors in view of the Portfolio's policy of concentrating its investments in Hawaii issuers. Such information supplements the information in the Prospectus. It is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of Hawaii issuers. Neither the Trust nor the Portfolio has independently verified this information.

    Following a period of strong growth in the late 1980s, the rate of growth of the Hawaiian economy slowed considerably between 1990 and 1993. This was due primarily to the U.S. mainland recession and financial restructuring in Japan. The general economic slowdown affected important sectors of the Hawaiian economy, particularly tourism and construction. During 1994, the Hawaiian economy showed modest signs of recovery following the economic recovery on the U.S. mainland. The Kobe, Japan earthquake, however, apparently contributed to a decline in eastbound visitor arrivals, and construction continued to decline. The number of eastbound visitors increased 4% in 1994 over 1993 and the number of westbound visitors increased 6.3% in 1994 over 1993. In 1994, a total of about 6.5 million visitors came to the State, which represents an increase of 5.4% from 1993.


    Total personal income in Hawaii has increased at a 7.4% average annual rate since 1980, slightly faster than the national rate over the comparable decade. Per capita personal income has increased at a 6.4% average annual rate since 1980 as compared with the 6.1% rate for the nation. Overall, unemployment in Hawaii fell from a seasonally-adjusted 6.6% in the third quarter of 1994 to 5.2% in the first quarter of 1995, compared to the national unemployment rate of approximately 5.5%.

    After six years of rapid expansion in the construction industry through 1991, building activity declined in 1992. The value of construction completed, as measured by the general excise tax base for contracting, fell 8.2% in 1992, 4.2% in 1993, and 12.4% in 1994, following a 4.5% increase in 1991 from 1990 and a 29.1% increase in 1990 from 1989. The value of private building permits, an indicator of future activity, decreased 9.2% in 1994 from 1993.

    Agriculture, dominated by sugar and pineapple production, faces increased foreign competition. Employment in the sugar industry has been steadily decreasing over the past few years. Sugar manufacturing sales decreased 7.1% in 1992 from 1991. Over the same time period, pineapple sales decreased 17.9%. During the past years, agricultural sales have become somewhat more diversified, particularly in the growing and exporting of papayas, macadamia nuts, Kona coffee, flowers and nursery products. Agriculture is also an industry in development. Sales of the State's diversified agriculture totalled $262 million in 1993, a 1.1% decrease from 1992's total.

    Hawaii's county governments (the only units of local government in the State) may issue government obligation bonds. The counties, however, have preferred not to finance capital investment with debt. As a result, relatively minimal amounts are charged to the county general obligation debt limit, which restricts local government indebtedness to not more than 15% of net assessed value of real property.

                              FEES AND EXPENSES


INVESTMENT ADVISER
    As of January 31, 1996, the Portfolio had net assets of $          . For
the fiscal year ended January 31, 1996, the Portfolio paid BMR advisory fees
of $       (equivalent to     % of the Portfolio's average daily net assets
for such period). For the period from the Portfolio's start of business, March 2, 1994, to January 31, 1995, absent a fee reduction, the Portfolio would have paid BMR advisory fees of $13,231 (equivalent to 0.16% (annualized) of the Portfolio's average daily net assets for such period). To enhance the net income of the Portfolio, BMR made a reduction of the full amount of its advisory fee and BMR was allocated expenses related to the operation of the Portfolio in the amount of $13,430. The Portfolio's Investment Advisory Agreement with BMR is dated February 25, 1994 and remains in effect until February 28, 1997. The Agreement may be continued as described under "Investment Adviser and Administrator" in Part I of this SAI.

ADMINISTRATOR
    As stated under "Investment Adviser and Administrator" in Part I of this SAI, the Administrator currently receives no compensation for providing administrative services to the Fund. For the fiscal year ended January 31, 1996, and for the period from the start of business, March 14, 1994, to
January 31, 1995, $       and $12,533, respectively of the Fund's operating
expenses were allocated to the Administrator.

SERVICE PLAN
    Prior to February 1, 1996, the Fund made sales commission, distribution fee and service fee payments pursuant to a Distribution Plan. For the fiscal year ended January 31, 1996, the Fund accrued sales commission payments under
that Plan aggregating $     , of which $      was paid to the Principal
Underwriter. The Principal Underwriter paid such amount as sales commissions to Authorized Firms. During such period no contingent deferred sales charges were paid to the Principal Underwriter. As at January 31, 1996, the outstanding Uncovered Distribution Charges of the Principal Underwriter calculated under the Distribution Plan amounted to approximately $
(which amount was equivalent to % of the Fund's net assets on such day). For the fiscal year ended January 31, 1996, the Fund accrued service fee payments
under the Distribution Plan aggregating $   , of which $    was paid to the
Principal Underwriter. The Principal Underwriter paid such amount as service fee payments to Authorized Firms.

PRINCIPAL UNDERWRITER
    For the fiscal year ended January 31, 1996, the Fund paid the Principal
Underwriter $     for repurchase transactions handled (being $2.50 for each
such transaction).

CUSTODIAN
    For the fiscal year ended January 31, 1996, the Fund paid IBT $      and
the Portfolio paid IBT $     .

BROKERAGE
    For the fiscal year ended January 31, 1996 and for the period from the start of business, March 2, 1994, to January 31, 1995, the Portfolio paid no brokerage commissions on portfolio transactions.

TRUSTEES
    The fees and expenses of those Trustees of the Trust and of the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended January 31, 1996, the noninterested Trustees of the Trust and the Portfolio received the following compensation in their capacities as Trustees from the Fund and the Portfolio, and, during the year ended December 31, 1995, earned the following compensation in their capacities as Trustees of the other funds in the Eaton Vance fund complex:(1)


                             AGGREGATE         AGGREGATE     TOTAL COMPENSATION
                            COMPENSATION      COMPENSATION       FROM TRUST
NAME                        ------------     FROM PORTFOLIO   AND FUND COMPLEX
----                         FROM FUND       --------------   ----------------


Donald R. Dwight ........      --0--             $33(2)          $135,000(4)
Samuel L. Hayes, III ....      --0--              32(3)           150,000(5)
Norton H. Reamer ........      --0--              31              135,000
John L. Thorndike .......      --0--              32              140,000
Jack L. Treynor .........      --0--              34              140,000

----------
(1) The Eaton Vance fund complex consists of 219 registered investment companies or series thereof.
(2) Includes $11 of deferred compensation.
(3) Includes $15 of deferred compensation.
(4) Includes $35,000 of deferred compensation.
(5) Includes $33,750 of deferred compensation.

                            PRINCIPAL UNDERWRITER
    Shares of the Fund may be continuously purchased at the public offering price through certain Authorized Firms which have agreements with the Principal Underwriter. The Principal Underwriter is a wholly-owned subsidiary of Eaton Vance.

    The public offering price is the net asset value next computed after receipt of the order, plus, where applicable, a variable percentage (sales charge) depending upon the amount of purchase as indicated by the sales charge table set forth in the Fund's current Prospectus (see "How to Buy Fund Shares"). Such table is applicable to purchases of the Fund alone or in combination with purchases of the other funds offered by the Principal Underwriter, made at a single time by (i) an individual, or an individual, his spouse and their children under the age of twenty-one, purchasing shares for his or their own account, and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account.

    The table is also presently applicable to (1) purchases of Fund shares, alone or in combination with purchases of any of the other funds offered by the Principal Underwriter, through one dealer aggregating $50,000 or more made by any of the persons enumerated above within a thirteen-month period starting with the first purchase pursuant to a written Statement of Intention, in the form provided by the Principal Underwriter, which includes provisions for a price adjustment depending upon the amount actually purchased within such period (a purchase not made pursuant to such Statement may be included thereunder if the Statement is filed within 90 days of such purchase); or (2) purchases of the Fund pursuant to the Right of Accumulation and declared as such at the time of purchase.

    Subject to the applicable provisions of the 1940 Act, the Fund may issue shares at net asset value in the event that an investment company (whether a regulated or private investment company or a personal holding company) is merged or consolidated with or acquired by the Fund. Normally no sales charges will be paid in connection with an exchange of Fund shares for the assets of such investment company. Shares may be sold at net asset value to any officer, director, trustee, general partner or employee of the Fund, the Portfolio or any investment company for which Eaton Vance or BMR acts as investment adviser, any investment advisory, agency, custodial or trust account managed or administered by Eaton Vance or by any parent, subsidiary or other affiliate of Eaton Vance, or any officer, director or employee of any parent, subsidiary or other affiliate of Eaton Vance. The terms "officer," "director," "trustee," "general partner" or "employee" as used in this paragraph include any such person's spouse and minor children, and also retired officers, directors, trustees, general partners and employees and their spouses and minor children. Shares of the Fund may also be sold at net asset value to registered representatives and employees of Authorized Firms and to the spouses and children under the age of 21 and beneficial accounts of such persons.

    The Trust reserves the right to suspend or limit the offering of shares of the Fund to the public at any time.

    The Principal Underwriter acts as principal in selling shares of the Fund under the Distribution Agreement with the Trust on behalf of the Fund. The expenses of printing copies of prospectuses used to offer shares to Authorized Firms or investors and other selling literature and of advertising are borne by the Principal Underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its shares under federal and state securities laws are borne by the Fund. The Distribution Agreement is renewable annually by the Board of Trustees of the Trust (including a majority of its Trustees who are not interested persons of the Principal Underwriter or the Trust), may be terminated on six months' notice by either party and is automatically terminated upon assignment. The Principal Underwriter distributes Fund shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold. The Principal Underwriter allows Authorized Firms discounts from the applicable public offering price which are alike for all Authorized Firms. The Principal Underwriter may allow, upon notice to all Authorized Firms with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. See "How to Buy Fund Shares" in the Fund's current Prospectus for the discount allowed to Authorized Firms on the sale of Fund shares. During periods when the discount includes the full sales charge, such Authorized Firms may be deemed to be underwriters as that term is defined in the Securities Act of 1933. For the amount of sales charges for sales of Fund shares paid to the Principal Underwriter (and Authorized Firms), see "Fees and Expenses" in this Part II.

    The Fund has authorized the Principal Underwriter to act as its agent in repurchasing shares at the rate of $2.50 for each repurchase transaction handled by the Principal Underwriter. The Principal Underwriter estimates that the expenses incurred by it in acting as repurchase agent for the Fund will exceed the amounts paid therefor by the Fund. For the amount paid by the Fund to the Principal Underwriter for acting as repurchase agent, see "Fees and Expenses" in this Part II.

                                 SERVICE PLAN
    The Trust on behalf of the Fund has adopted a Service Plan (the "Plan") designed to meet the service fee requirements of the revised sales charge rule of the National Association of Securities Dealers, Inc. (Management believes service fee payments are not distribution expenses governed by Rule 12b-1 under the 1940 Act, but has chosen to have the Plan approved as if that Rule were applicable.) The following supplements the discussion of the Plan contained in the Fund's Prospectus.

    The Plan remains in effect through April 28, 1997, and from year to year thereafter, provided such continuance is approved by a vote of both a majority of (i) those Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to it (the "Noninterested Trustees") and (ii) all of the Trustees then in office, cast in person at a meeting (or meetings) called for the purpose of voting on this Plan. The Plan may be terminated any time by vote of the Noninterested Trustees or by a vote of a majority of the outstanding voting securities of the Fund. The Plan has been approved by the Fund's initial sole shareholder (Eaton Vance) and by the Board of Trustees of the Trust, including the Noninterested Trustees.

    Under the Plan, the President or a Vice President of the Trust shall provide to the Trustees for their review, and the Trustees shall review at least quarterly, a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plan may not be amended to increase materially the payments described herein without approval of the shareholders of the Fund, and all material amendments of the Plan must also be approved by the Trustees of the Trust as prescribed by the Rule. So long as the Plan is in effect, the selection and nomination of Trustees who are not interested persons of the Trust shall be committed to the discretion of the Trustees who are not such interested persons. The Trustees have determined that in their judgment there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. For the service fees paid by the Fund under the Plan, see "Fees and Expenses" in this Part II.

                           PERFORMANCE INFORMATION

    The table below indicates the total return (capital changes plus reinvestment of all distributions) on a hypothetical investment of $1,000 in the Fund from March 2, 1994 through January 31, 1996. The total return for the period prior to the Fund's commencement of operations on March 14, 1994 reflects the Portfolio's total return adjusted to reflect any applicable Fund sales charge. The total return for such prior period has not been adjusted to reflect the Fund's service fees and certain other expenses. The performance (including the yield and total return rate figures set forth below) reflects the Fund's sales charge effective February 1, 1996.


                                                  VALUE OF A $1,000 INVESTMENT

                                                                           TOTAL RETURN                TOTAL RETURN
                                                                      EXCLUDING SALES CHARGE     INCLUDING SALES CHARGE
    INVESTMENT          INVESTMENT  AMOUNT OF    VALUE OF INVESTMENT  ----------------------     ----------------------
      PERIOD              DATE     INVESTMENT<F1>    ON 1/31/95       CUMULATIVE  ANNUALIZED     CUMULATIVE  ANNUALIZED
      ------              -----    ------------      --------         ----------  ----------     ---------   ----------
  Life of the Fund<F2>  3/2/94     $                $                      %           %               %            %
  1 Year Ended
    1/31/96<F1>        1/31/95     $                $                      %            %              %            %

    Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their orginal cost.

----------
<F1> Initial investment less the maximum sales charge of 3.75%. This sales charge is effective February 1, 1996. Prior thereto, Fund shares redeemed within one year of their purchase are subject to a contingent deferred sales charge of 1%.
<F2> If a portion of the Portfolio's and/or the Fund's expenses had not been subsidized, the Fund would have had lower returns.

    For the thirty-day period ended January 31, 1996, the yield of the Fund
was     %. The yield required of a taxable security that would produce an
after-tax yield equivalent to that earned by the Fund of     % would be     %,
assuming a combined federal and State tax rate of      %. If a portion of the
Portfolio's and the Fund's expenses had not been allocated to the Investment Adviser and the Administrator, respectively, the Fund would have had a lower yield.

    The Fund's distribution rate (calculated on January 31, 1996 and based on
the Fund's monthly distribution paid January 23, 1996) was     %, and the
Fund's effective distribution rate (calculated on the same date and based on
the same monthly distribution) was     %. If a portion of the Portfolio's and
the Fund's expenses had not been allocated to the Investment Adviser and the Administrator, respectively, the Fund would have had a lower distribution rate and effective distribution rate.

    See the Tax Equivalent Yield Table in this Part II for information concerning applicable tax rates and income brackets.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
    As at April 30, 1996, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of April 30, 1996, the following shareholders owned beneficially and of record the percentages of outstanding shares of the Fund indicated after their names:
PaineWebber for the Benefit of : HUI500, Wailuku, HI ( %); Randall D.J. Yee DDs and Elizabeth A.C. Yee JTTEN, Pukalani, Hi ( %); Donna H. Ueki, Kahului,
HI (   %); Jean F. Nakamoto trustee under the Jean F. Nakamoto REV LIV dated
11-30-90, Kahului, HI (   %) and Gayle Namamoto and Riki Nakamoto trustees for
the trust dated 6-11-92, Aiea, HI(   %). To the knowledge of the Trust, no
other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.

                              OTHER INFORMATION
    The Fund changed its name from EV Classic Hawaii Tax Free Fund to EV Classic Hawaii Municipals Fund on December 15, 1995 and to EV Traditional Hawaii Municipals Fund on February 1, 1996.

                             FINANCIAL STATEMENTS
    Registrant incorporates by reference the audited financial information for the Fund and the Portfolio contained in the Funds' shareholder report for the fiscal year ended January 31, 1995 as previously filed electronically with the Securities and Exchange Commission (Accession Number 0000950135-95-000874).

                          TAX EQUIVALENT YIELD TABLE
    The table below gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding from 4% to 7% under the regular federal income tax and the Hawaii State individual income tax laws and tax rates applicable for 1996.

                                                                                      A FEDERAL AND HAWAII STATE
                                                      COMBINED                           TAX EXEMPT YIELD OF:
      SINGLE RETURN            JOINT RETURN         FEDERAL AND        4%      4.5%      5%      5.5%      6%      6.5%      7%
-------------------------  ---------------------      HI STATE       --------------------------------------------------------------
               (TAXABLE INCOME<F1>)                 TAX BRACKET<F2>            IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
------------------------------------------------  ----------------   --------------------------------------------------------------
           Up to $ 24,000         Up to $ 40,100        23.50%        5.23%    5.88%    6.54%     7.19%    7.84%    8.50%    9.15%
        $ 24,001-$ 58,150      $ 40,101-$ 96,900        35.20         6.17     6.94     7.72      8.49     9.26    10.03    10.80
        $ 58,151-$121,300      $ 96,901-$147,700        37.90         6.44     7.25     8.05      8.86     9.66    10.47    11.27
        $121,301-$263,750      $147,701-$263,750        42.40         6.94     7.81     8.68      9.55    10.42    11.28    12.15
            Over $263,750          Over $263,750        45.64         7.36     8.28     9.20     10.12    11.04    11.96    12.88

<F1> Net amount subject to the federal and Hawaii individual income tax after deductions and exemptions.

<F2> The first tax bracket is calculated using the highest Hawaii tax rate within the bracket. Taxpayers with taxable income within this bracket may have a lower combined bracket and taxable equivalent yield than indicated above. The combined tax brackets assume that Hawaii taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. The applicable federal tax rates within the brackets set forth above are 15%, 28%, 31%, 36% and 39.6% over the same ranges of income. The assumed Hawaii State income tax rate is 10%.

Note: The federal income tax portion of above-indicated combined income tax brackets does not take into account the effect of a reduction in the deductibility of itemized deductions (including Hawaii State income taxes) for taxpayers with adjusted gross income in excess of $117,950. The tax brackets also do not show the effects of phaseout of personal exemptions for single filers with adjusted gross income in excess of $117,950 and joint filers adjusted gross income in excess of $176,950. The effective tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated above.

Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield. No assurance can be given that the Fund will achieve any specific tax exempt yield. While it is expected that the Portfolio will invest principally in obligations the interest from which is exempt from the regular federal income tax and Hawaii individual income taxes, other income received by the Portfolio and allocated to the Fund may be taxable. The table does not take into account state or local taxes, if any, payable on Fund distributions except for Hawaii individual income taxes. It should also be noted that the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular federal income tax, is treated as a tax preference item which could subject the recipient to the federal alternative minimum tax. The illustrations assume that the federal alternative minimum tax is not applicable and do not take into account any tax credit that may be available.

The information set forth above is as of the date of this Statement of Additional Information. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above. Investors should consult their tax adviser for additional information.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II


    This Part II provides information about EV TRADITIONAL KANSAS MUNICIPALS FUND. The investment objective of the Fund is to provide current income exempt from regular federal income tax and Kansas State personal income taxes. The Fund currently seeks to achieve its investment objective by investing its assets in the Kansas Municipals Portfolio (the "Portfolio").

                            RISKS OF CONCENTRATION
    The following information as to certain Kansas considerations is given to investors in view of the Portfolio's policy of concentrating its investments in Kansas issuers. Such information supplements the information in the Prospectus. It is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of Kansas issuers. Neither the Trust nor the Portfolio has independently verified this information.

    Traditionally a farm-based economy, recent growth in the trade, services and manufacturing sectors has decreased Kansas' strong dependence on agriculture. At present, the Kansas economy has four major economic sectors (wholesale and retail trade, manufacturing, services, and government) which employ from 16 to 24 percent of the labor force. Agriculture employed an estimated 4.7 percent of the work force in 1994.

    Primary sources of state revenue are a 4.9% sales tax, a corporate income tax between 4% and 7.35% and an individual income tax between 3.5% and 7.75%. In 1994, the sales tax constituted 31% of taxes collected. The largest percentage of expenditures from all state funds are in the areas of education and research (public schools, state universities, state board of education) and human resources (assistance programs). General property taxes generate a large portion of local tax revenue. Local sales and use taxes have provided an increased amount of revenue, from $30 million in 1980 to $307.9 million in 1994, as voters in more cities and counties have elected to impose the tax or to raise the tax rate to the maximum permitted by state law.

    The state's 1994 General Fund showed total revenues of $3.2 billion against total expenditures of $2.5 billion. In 1990, the Kansas legislature approved House Bill 2867 which established ending balances as a mechanism to hold state expenditure growth to the level of revenue growth. House Bill 2867 requires that in each fiscal year certain funds be transferred from the state General Fund to the newly created cash operating reserve fund. The reserve fund is designed to be available in the event that revenues in the General Fund are insufficient to meet budgeted expenditures. House Bill 2867 also provides that state General Fund balances in addition to the cash operating reserve fund must be one percent of expenditures in fiscal year 1993, two percent of expenditures in fiscal year 1994 and 2.5 percent in 1995 and each fiscal year thereafter.

                              FEES AND EXPENSES
INVESTMENT ADVISER
    As of January 31, 1996, the Portfolio had net assets of $         . For
the fiscal year ended January 31, 1996, the Portfolio paid BMR advisory fees
of $       (equivalent to     % of the Portfolio's average daily net assets
for scuh period). For the period from the Portfolio's start of business, March 2, 1994, to January 31, 1995, absent a fee reduction, the Portfolio would have paid BMR advisory fees of $7,589 (equivalent to 0.16% (annualized) of the Portfolio's average daily net assets for such period). To enhance the net income of the Portfolio, BMR made a reduction of the full amount of its advisory fee and BMR was allocated expenses related to the operation of the Portfolio in the amount of $12,847. The Portfolio's Investment Advisory Agreement with BMR is dated February 25, 1994 and remains in effect until February 28, 1997. The Agreement may be continued as described under "Investment Adviser and Administrator" in Part I of this SAI.

ADMINISTRATOR
    As stated under "Investment Adviser and Administrator" in Part I of this SAI, the Administrator currently receives no compensation for providing administrative services to the Fund. For the period from the start of business, March 3, 1993, to January 31, 1995, $13,344 of the Fund's operating expenses were allocated to the Administrator.

SERVICE PLAN
    Prior to February 1, 1996, the Fund made sales commission, distribution fee and service fee payments pursuant to a Distribution Plan. For the fiscal year ended January 31, 1996, the Fund accrued sales commission payments under
that Plan aggregating $     , of which $      was paid to the Principal
Underwriter. The Principal Underwriter paid such amount as sales commissions to Authorized Firms. During such period no contingent deferred sales charges were paid to the Principal Underwriter. As at January 31, 1996, the outstanding Uncovered Distribution Charges of the Principal Underwriter
calculated under the Distribution Plan amounted to $       (which amount was
equivalent to   % of the Fund's net assets on such day). For the fiscal year ended January 31, 1996, the Fund accrued service fee payments under the
Distribution Plan aggregating $     , of which $      was paid to the
Principal Underwriter. The Principal Underwriter paid such amount as service fee payments to Authorized Firms.

PRINCIPAL UNDERWRITER
    For the fiscal year ended January 31, 1996, the Fund paid the Principal
Underwriter $      for repurchase transactions handled (being $2.50 for each
such transaction).

CUSTODIAN
    For the fiscal year ended January 31, 1996, the Fund paid IBT $      and
the Portfolio paid IBT $     .

BROKERAGE
    For the fiscal year ended January 31, 1996 and for the period from the start of business, March 2, 1994, to January 31, 1995, the Portfolio paid no brokerage commissions on portfolio transactions.

TRUSTEES
    The fees and expenses of those Trustees of the Trust and of the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and of the Portfolio who are members of the Eaton Vance organization receive no compensation from the Trust or the Portfolio.) During the fiscal year ended January 31, 1995, the noninterested Trustees of the Trust and the Portfolio earned the following compensation in their capacities as Trustees from the Fund and the Portfolio, and, during the first quarter ended March 31, 1995, earned the following compensation in their capacities as Trustees of the other funds in the Eaton Vance fund complex:(1)

                           AGGREGATE        AGGREGATE     TOTAL COMPENSATION
                         COMPENSATION     COMPENSATION        FROM TRUST
NAME                     ------------    FROM PORTFOLIO    AND FUND COMPLEX
----                       FROM FUND     --------------    ----------------

Donald R. Dwight ........    --0--             $33(2)          $135,000(4)
Samuel L. Hayes, III ....    --0--             $32(3)           150,000(5)
Norton H. Reamer ........    --0--              31              135,000
John L. Thorndike .......    --0--              32              140,000
Jack L. Treynor .........    --0--              34              140,000
----------

(1) The Eaton Vance fund complex consists of 219 registered investment companies or series thereof.
(2) Includes $11 of deferred compensation.
(3) Includes $15 of deferred compensation.
(4) Includes $35,000 of deferred compensation.
(5) Includes $33,750 of deferred compensation.

                            PRINCIPAL UNDERWRITER
    Shares of the Fund may be continuously purchased at the public offering price through certain Authorized Firms which have agreements with the Principal Underwriter. The Principal Underwriter is a wholly-owned subsidiary of Eaton Vance.

    The public offering price is the net asset value next computed after receipt of the order, plus, where applicable, a variable percentage (sales charge) depending upon the amount of purchase as indicated by the sales charge table set forth in the Fund's current Prospectus (see "How to Buy Fund Shares"). Such table is applicable to purchases of the Fund alone or in combination with purchases of the other funds offered by the Principal Underwriter, made at a single time by (i) an individual, or an individual, his spouse and their children under the age of twenty-one, purchasing shares for his or their own account, and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account.

    The table is also presently applicable to (1) purchases of Fund shares, alone or in combination with purchases of any of the other funds offered by the Principal Underwriter, through one dealer aggregating $50,000 or more made by any of the persons enumerated above within a thirteen-month period starting with the first purchase pursuant to a written Statement of Intention, in the form provided by the Principal Underwriter, which includes provisions for a price adjustment depending upon the amount actually purchased within such period (a purchase not made pursuant to such Statement may be included thereunder if the Statement is filed within 90 days of such purchase); or (2) purchases of the Fund pursuant to the Right of Accumulation and declared as such at the time of purchase.

    Subject to the applicable provisions of the 1940 Act, the Fund may issue shares at net asset value in the event that an investment company (whether a regulated or private investment company or a personal holding company) is merged or consolidated with or acquired by the Fund. Normally no sales charges will be paid in connection with an exchange of Fund shares for the assets of such investment company. Shares may be sold at net asset value to any officer, director, trustee, general partner or employee of the Fund, the Portfolio or any investment company for which Eaton Vance or BMR acts as investment adviser, any investment advisory, agency, custodial or trust account managed or administered by Eaton Vance or by any parent, subsidiary or other affiliate of Eaton Vance, or any officer, director or employee of any parent, subsidiary or other affiliate of Eaton Vance. The terms "officer," "director," "trustee," "general partner" or "employee" as used in this paragraph include any such person's spouse and minor children, and also retired officers, directors, trustees, general partners and employees and their spouses and minor children. Shares of the Fund may also be sold at net asset value to registered representatives and employees of Authorized Firms and to the spouses and children under the age of 21 and beneficial accounts of such persons.

    The Trust reserves the right to suspend or limit the offering of shares of the Fund to the public at any time.

    The Principal Underwriter acts as principal in selling shares of the Fund under the Distribution Agreement with the Trust on behalf of the Fund. The expenses of printing copies of prospectuses used to offer shares to Authorized Firms or investors and other selling literature and of advertising are borne by the Principal Underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its shares under federal and state securities laws are borne by the Fund. The Distribution Agreement is renewable annually by the Board of Trustees of the Trust (including a majority of its Trustees who are not interested persons of the Principal Underwriter or the Trust), may be terminated on six months' notice by either party and is automatically terminated upon assignment. The Principal Underwriter distributes Fund shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold. The Principal Underwriter allows Authorized Firms discounts from the applicable public offering price which are alike for all Authorized Firms. The Principal Underwriter may allow, upon notice to all Authorized Firms with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. See "How to Buy Fund Shares" in the Fund's current Prospectus for the discount allowed to Authorized Firms on the sale of Fund shares. During periods when the discount includes the full sales charge, such Authorized Firms may be deemed to be underwriters as that term is defined in the Securities Act of 1933. For the amount of sales charges for sales of Fund shares paid to the Principal Underwriter (and Authorized Firms), see "Fees and Expenses" in this Part II.

    The Fund has authorized the Principal Underwriter to act as its agent in repurchasing shares at the rate of $2.50 for each repurchase transaction handled by the Principal Underwriter. The Principal Underwriter estimates that the expenses incurred by it in acting as repurchase agent for the Fund will exceed the amounts paid therefor by the Fund. For the amount paid by the Fund to the Principal Underwriter for acting as repurchase agent, see "Fees and Expenses" in this Part II.

                                 SERVICE PLAN
    The Trust on behalf of the Fund has adopted a Service Plan (the "Plan") designed to meet the service fee requirements of the revised sales charge rule of the National Association of Securities Dealers, Inc. (Management believes service fee payments are not distribution expenses governed by Rule 12b-1 under the 1940 Act, but has chosen to have the Plan approved as if that Rule were applicable.) The following supplements the discussion of the Plan contained in the Fund's Prospectus.

    The Plan remains in effect through April 28, 1997, and from year to year thereafter, provided such continuance is approved by a vote of both a majority of (i) those Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to it (the "Noninterested Trustees") and (ii) all of the Trustees then in office, cast in person at a meeting (or meetings) called for the purpose of voting on this Plan. The Plan may be terminated any time by vote of the Noninterested Trustees or by a vote of a majority of the outstanding voting securities of the Fund. The Plan has been approved by the Fund's initial sole shareholder (Eaton Vance) and by the Board of Trustees of the Trust, including the Noninterested Trustees.

    Under the Plan, the President or a Vice President of the Trust shall provide to the Trustees for their review, and the Trustees shall review at least quarterly, a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plan may not be amended to increase materially the payments described herein without approval of the shareholders of the Fund, and all material amendments of the Plan must also be approved by the Trustees of the Trust as prescribed by the Rule. So long as the Plan is in effect, the selection and nomination of Trustees who are not interested persons of the Trust shall be committed to the discretion of the Trustees who are not such interested persons. The Trustees have determined that in their judgment there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. For the service fees paid by the Fund under the Plan, see "Fees and Expenses" in this Part II.

                        ADDITIONAL OFFICER INFORMATION
    In addition to the officers of the Portfolio listed under "Officers of the Trust and the Portfolio" in Part I of this SAI, Nicole Anderes (34) is a Vice President of the Portfolio. Ms. Anderes has served as a Vice President of the Portfolio since June 19, 1995. Ms. Anderes has been a Vice President of BMR and Eaton Vance since 1994 and is an officer of various investment companies managed by Eaton Vance or BMR. Prior to joining Eaton Vance, Ms. Anderes was Vice President and portfolio manager, Lazard Freres Asset Management (1992-
1994) and Vice President and Manager -- Municipal Research, Roosevelt & Cross (1987-1992).

                           PERFORMANCE INFORMATION

    The table below indicates the total return (capital changes plus reinvestment of all distributions) on a hypothetical investment of $1,000 in the Fund covering the life of the Fund from March 2, 1994 through January 31, 1996. The total return for the period prior to the Fund's commencement of operations on March 3, 1994 reflects the Portfolio's total return adjusted to reflect any applicable Fund sales charge. The total return for such prior period has not been adjusted to reflect the Fund's service fees and certain other expenses. The performance (including the yield and distribution rate figures set forth below) reflects the Fund's sales charge effective February 1, 1996.

                                                       VALUE OF A $1,000 INVESTMENT

                                                                                   TOTAL RETURN                 TOTAL RETURN
                                                               VALUE OF       EXCLUDING SALES CHARGE       INCLUDING SALES CHARGE
INVESTMENT                   INVESTMENT        AMOUNT OF      INVESTMENT    ---------------------------  --------------------------
 PERIOD                        DATE**         INVESTMENT*     ON 1/31/95     CUMULATIVE     ANNUALIZED    CUMULATIVE    ANNUALIZED
----------                   ----------      -----------     ----------     ----------     ----------    ----------    ----------
Life of the Fund***           3/2/94           $              $                   %**            %             %             %
1 Year Ended 1/31/96+        1/31/95           $962.24        $1,025.94       6.62%          6.62%         2.59%         2.59%

    Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their orginal cost.

----------
  * Initial investment less the maximum sales charge of 3.75%. This sales charge is effective February 1, 1996. Prior thereto, Fund shares redeemed within one year of their purchase are subject to a contingent deferred sales charge of 1%.
 ** Investment operations began on March 2, 1994.
*** If a portion of the Portfolio's and/or the Fund's expenses had not been subsidized, the Fund would have had lower returns.

    For the thirty-day period ended January 31, 1996, the yield of the Fund
was     %. The yield required of a taxable security that would produce an
after-tax yield equivalent to that earned by the Fund of     % would be     %,
assuming a combined federal and State tax rate of      %. If a portion of the
Portfolio's and the Fund's expenses had not been allocated to the Investment Adviser and the Administrator, respectively, the Fund would have had a lower yield.

    The Fund's distribution rate (calculated on January 31, 1996 and based on
the Fund's monthly distribution paid January 23, 1996) was     %, and the
Fund's effective distribution rate (calculated on the same date and based on
the same monthly distribution) was     %. If a portion of the Portfolio's and
the Fund's expenses had not been allocated to the Investment Adviser and the Administrator, respectively, the Fund would have had a lower distribution rate and effective distribution rate.
%95etc was:

    See the Tax Equivalent Yield Table in this Part II for information concerning applicable tax rates and income brackets.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
    As at April 30, 1996, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of April 30, 1996, the following shareholders owned of record the percentages of shares indicated after their names: Glendora Brindle, Trustee of Glendora
Brindle Living Trust under Agreement dated June 2, 1992, Fredonia, KS (   %),
Thomas E. Niehaus & Karl K. Niehaus, JTWROS, Olathe, KS (   %), M. Earline
Foster, Independence, KS (   %), Wanda M. Sloan, Trustee of Wanda M. Sloan
Trust under Agreement dated February 8, 1990, Neodesha, KS (   %), Lee L. Hoyt
& Inez L. Hoyt, JTWROS, Longton, KS (   %) and John M. Yoger, Trustee under
Agreement dated October 7, 1992 of John L. Yoger Revocable Living Trust,
Girard, KS (   %). To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.

                              OTHER INFORMATION
    The Fund changed its name from EV Classic Kansas Tax Free Fund to EV Classic Kansas Municipals Fund on December 15, 1995 and to EV Traditional Kansas Municipals Fund on February 1, 1996.

                             FINANCIAL STATEMENTS

    Registrant incorporates by reference the audited financial information for the Fund and the Portfolio contained in the Funds' shareholder report for the fiscal year ended January 31, 1995 as previously filed electronically with the Securities and Exchange Commission (Accession Number 0000950135-95-000874).


                          TAX EQUIVALENT YIELD TABLE

    The tables below give the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax-exempt bonds yielding from 4% to 7% under the regular federal income tax and Kansas State income tax laws applicable for 1996.

                                                  A FEDERAL AND KANSAS STATE
                        COMBINED                       TAX EXEMPT YIELD OF:
   JOINT RETURN        FEDERAL AND         4%    4.5%    5%    5.5%    6%    6.5%    7%
-------------------     KS STATE        -------------------------------------------------
TAXABLE INCOME<F1>     TAX BRACKET<F2>     IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
-------------------    -----------      -------------------------------------------------
     Up to $ 24,000      22.86%           5.19%  5.83%  6.48%  7.13%  7.78%  8.43%  9.07%
$ 24,001 - $ 58,150      34.80            6.14   6.90   7.67   8.44   9.20   9.97  10.74
$ 58,151 - $121,300      37.52            6.40   7.20   8.00   8.80   9.60  10.40  11.20
$121,301 - $263,750      42.05            6.90   7.77   8.63   9.49  10.35  11.22  12.08
      Over $263,750      45.31            7.31   8.23   9.14  10.06  10.97  11.88  12.80


                                                  A FEDERAL AND KANSAS STATE
                        COMBINED                       TAX EXEMPT YIELD OF:
   JOINT RETURN        FEDERAL AND         4%    4.5%    5%    5.5%    6%    6.5%    7%
-------------------     KS STATE        -------------------------------------------------
TAXABLE INCOME<F1>     TAX BRACKET<F2>     IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
-------------------    -----------      -------------------------------------------------
     Up to $ 40,100      23.93%           5.26%  5.92%  6.57%  7.23%  7.89%  8.54%  9.20%
$ 40,101 - $ 96,900      35.74            6.22   7.00   7.78   8.56   9.34  10.12  10.89
$ 96,901 - $147,700      38.42            6.50   7.31   8.12   8.93   9.74  10.55  11.37
$147,701 - $263,750      42.88            7.00   7.88   8.75   9.63  10.50  11.38  12.25
      Over $263,750      46.09            7.42   8.35   9.28  10.20  11.13  12.06  12.99

<F1> Net amount subject to federal and Kansas personal income tax after deductions and exemptions.
<F2> The combined tax rates are calculated using the highest State income tax rate for each federal income bracket shown and a local intangibles rate of 3.00%. An investor with taxable income below the highest dollar amount in the lowest bracket and/or residing in a county, city or township imposing a lower intangibles tax rate may have a lower combined tax rate and taxable equivalent yield than shown above. The applicable federal tax rates within the brackets set forth above are 15%, 28%, 31%, 36% and 39.6% over the same ranges of income.


The above-indicated combined federal and Kansas State income brackets assume that State and local intangibles income taxes are itemized deductions for federal income tax purposes and do not take into account the effect of a reduction in the deductibility of itemized deductions (including Kansas State and local intangibles income taxes) for taxpayers with adjusted gross income in excess of $117,950, nor do they reflect phaseout of personal exemptions for single and joint filers with adjusted gross income in excess of $117,950 and $176,950, respectively. The effective combined tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated above.

Note: Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield. No assurance can be given that the Fund will achieve any specific tax exempt yield. While it is expected that the Portfolio will invest principally in obligations, the interest from which is exempt from the regular federal income tax and Kansas personal income taxes, other income received by the Portfolio and allocated to the Fund may be taxable. The table does not take into account state or local taxes, if any, payable on Fund distributions except for Kansas personal income taxes. It should also be noted that the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular federal income tax, is treated as a tax preference item which could subject the recipient to the federal alternative minimum tax. The illustrations assume that the federal alternative minimum tax is not applicable and do not take into account any tax credits that may be available.


The information set forth above is as of the date of this Statement of Additional Information. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above. Investors should consult their tax adviser for additional information.

EV TRADITIONAL
MUNICIPAL
FUNDS





STATEMENT OF ADDITIONAL INFORMATION
JUNE 1, 1996





EV TRADITIONAL FLORIDA INSURED MUNICIPALS FUND
EV TRADITIONAL HAWAII MUNICIPALS FUND
EV TRADITIONAL KANSAS MUNICIPALS FUND



EV TRADITIONAL
MUNICIPAL FUNDS
24 FEDERAL STREET
BOSTON, MA 02110



PORTFOLIO INVESTMENT ADVISER
Boston Management and Research, 24 Federal Street, Boston, MA 02110

FUND ADMINISTRATOR
Eaton Vance Management, 24 Federal Street, Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc., 24 Federal Street, Boston, MA 02110
(800) 225-6265

CUSTODIAN
Investors Bank & Trust Company, 89 South Street, Boston, MA 02111

TRANSFER AGENT
First Data Investor Services Group, BOS725, P.O. Box 1559, Boston, MA 02104
(800) 262-1122

AUDITORS
Deloitte &Touche LLP, 125 Summer Street, Boston, MA 02110


                                                               T-TFC6/1SAI

                                    PART B
        INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION


                                                        STATEMENT OF
                                                        ADDITIONAL INFORMATION
                                                        May 20, 1996

                    EV MARATHON HIGH YIELD MUNICIPALS FUND
                              24 Federal Street
                         Boston, Massachusetts 02110
                                (800) 225-6265
    This Statement of Additional Information consists of two parts. Part I provides information about EV Marathon High Yield Municipals Fund (the "Fund") and certain other series of Eaton Vance Municipals Trust II (the "Trust"). As described in the Prospectus, the Fund invests its assets in High Yield Municipals Portfolio (the "Portfolio"), a separate registered investment company with the same investment objective and policies as the Fund. Part II provides information solely about the Fund and the Portfolio. Where appropriate, Part I includes cross-references to the relevant sections of Part
II. This Statement of Additional Information is sometimes referred to as the "SAI".


                                                      TABLE OF CONTENTS
                                                                                                                       Page
                                                           PART I
Additional Information about Investment Policies ............................................................            1
Investment Restrictions .....................................................................................            8
Trustees and Officers .......................................................................................            9
Investment Adviser and Administrator ........................................................................           10
Custodian ...................................................................................................           12
Service for Withdrawal ......................................................................................           13
Determination of Net Asset Value ............................................................................           13
Investment Performance ......................................................................................           14
Taxes .......................................................................................................           15
Portfolio Security Transactions .............................................................................           17
Other Information ...........................................................................................           19
Independent Certified Public Accountants ....................................................................           20
Appendix ....................................................................................................           21



                                                           PART II
Fees and Expenses ...........................................................................................          a-1
Additional Officer Information ..............................................................................          a-2
Principal Underwriter .......................................................................................          a-2
Distribution Plan ...........................................................................................          a-2
Performance Information .....................................................................................          a-4
Control Persons and Principal Holders of Securities .........................................................          a-5
Tax Equivalent Yield Table ..................................................................................          a-6
Financial Statements ........................................................................................          a-7


    THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY THE FUND'S PROSPECTUS DATED MAY 20, 1996, AS SUPPLEMENTED FROM TIME TO TIME. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS, A COPY OF WHICH MAY BE OBTAINED WITHOUT CHARGE BY CONTACTING EATON VANCE DISTRIBUTORS, INC. (THE "PRINCIPAL UNDERWRITER") (SEE BACK COVER FOR ADDRESS AND PHONE NUMBER).

                                    PART B
        INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                                                        STATEMENT OF
                                                        ADDITIONAL INFORMATION
                                                        May 20, 1996


                  EV TRADITIONAL HIGH YIELD MUNICIPALS FUND
                              24 Federal Street
                         Boston, Massachusetts 02110
                                (800) 225-6265


    This Statement of Additional Information consists of two parts. Part I provides information about EV Traditional High Yield Municipals Fund (the "Fund") and certain other series of Eaton Vance Municipals Trust II (the "Trust"). As described in the Prospectus, the Fund invests its assets in High Yield Municipals Portfolio (the "Portfolio"), a separate registered investment company with the same investment objective and policies as the Fund. Part II provides information solely about the Fund and the Portfolio. Where appropriate, Part I includes cross-references to the relevant sections of Part
II. This Statement of Additional Information is sometimes referred to as the "SAI".

                              TABLE OF CONTENTS
                                                                                                                      Page
                                    PART I
Additional Information about Investment Policies ............................................................            1
Investment Restrictions .....................................................................................            8
Trustees and Officers .......................................................................................            9
Investment Adviser and Administrator ........................................................................           10
Custodian ...................................................................................................           12
Service for Withdrawal ......................................................................................           13
Determination of Net Asset Value ............................................................................           13
Investment Performance ......................................................................................           14
Taxes .......................................................................................................           15
Portfolio Security Transactions .............................................................................           17
Other Information ...........................................................................................           19
Independent Certified Public Accountants ....................................................................           20
Appendix ....................................................................................................           21

                                   PART II
Fees and Expenses ...........................................................................................          a-1
Additional Officer Information ..............................................................................          a-2
Services for Accumulation ...................................................................................          a-2
Principal Underwriter .......................................................................................          a-3
Service Plan ................................................................................................          a-4
Performance Information .....................................................................................          a-4
Control Persons and Principal Holders of Securities .........................................................          a-5
Tax Equivalent Yield Table ..................................................................................          a-6
Financial Statements ........................................................................................          a-7


    THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY THE FUND'S PROSPECTUS DATED MAY 20, 1996, AS SUPPLEMENTED FROM TIME TO TIME. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS, A COPY OF WHICH MAY BE OBTAINED WITHOUT CHARGE BY CONTACTING EATON VANCE DISTRIBUTORS, INC. (THE "PRINCIPAL UNDERWRITER") (SEE BACK COVER FOR ADDRESS AND PHONE NUMBER).

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II

    This Part II provides information about EV MARATHON HIGH YIELD MUNICIPALS FUND. On May 15, 1995, the Fund became a series of the Trust. THE FUND'S INVESTMENT OBJECTIVE IS TO PROVIDE HIGH CURRENT INCOME EXEMPT FROM REGULAR FEDERAL INCOME TAX. The Fund currently seeks to meet its investment objective by investing its assets in High Yield Municipals Portfolio, a separate registered investment company which invests primarily in below investment grade municipal obligations. The Fund may not be appropriate for investors who cannot assume the greater risk of capital depreciation or loss inherent in seeking higher tax-exempt yields.

                              FEES AND EXPENSES


INVESTMENT ADVISER
    As of January 31, 1996, the Portfolio had net assets of $72,077,467. For the period from the start of business, August 7, 1995, to January 31, 1996, absent a fee reduction, the Portfolio would have paid BMR advisory fees of $100,763 (equivalent to 0.59% (annualized) of the Portfolio's average daily net assets for such period). To enhance the net income of the Portfolio, BMR made a reduction in the full amount of its advisory fee, and BMR was allocated expenses related to the operation of the Portfolio in the amount of $10,465. The Portfolio's Investment Advisory Agreement with BMR is dated August 1, 1995 and remains in effect until February 28, 1997. The Agreement may be continued as described under "Investment Adviser and Administrator" in Part I of this SAI.

ADMINISTRATOR
    As stated under "Investment Adviser and Administrator" Part I of this SAI, the Administrator currently receives no compensation for providing administrative services to the Fund. For the period from the start of business, August 7, 1995, to January 31, 1996, $24,811 of the Fund's operating expenses were allocated to the Administrator.

DISTRIBUTION PLAN
    During the period from the start of business, August 7, 1995, to January 31, 1996, the Principal Underwriter paid to Authorized Firms sales commissions of $1,269,869 on sales of shares of the Fund. During the same period, the Fund made sales commission payments under the Plan to the Principal Underwriter aggregating $41,402 and the Principal Underwriter received $4,000 in contingent deferred sales charges ("CDSCs") imposed on early redeeming shareholders. These sales commissions and CDSC payments reduced Uncovered Distribution Charges under the Plan. As at January 31, 1996, the outstanding Uncovered Distribution charges of the Principal Underwriter calculated under the Plan amounted to approximately $1,513,000 (which amount was equivalent to 3.5% of the Fund's net assets on such day). The Fund expects to begin accruing for its service fee payments during the quarter ending September 30, 1996.

PRINCIPAL UNDERWRITER
    The Fund paid the Principal Underwriter $80.00 for the period from the start of business, August 7, 1995, to January 31, 1996 (being $2.50 for each repurchase transaction handled by the Principal Underwriter).

BROKERAGE
    For the period from the start of business, August 7, 1995, to January 31, 1996, the Portfolio paid no brokerage commissions on portfolio transactions.

TRUSTEES
    The fees and expenses of those Trustees of the Trust and of the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Trust or the Portfolio.) During the fiscal year ended January 31, 1996, the noninterested Trustees of the Trust and the Portfolio received the following compensation in their capacities as Trustees from the Fund and the Portfolio, and, for the year ended December 31, 1995, earned the following compensation in their capacities as Trustees of the other funds in the Eaton Vance fund complex(1):

                                    AGGREGATE      AGGREGATE  TOTAL COMPENSATION
                                  COMPENSATION   COMPENSATION   FROM TRUST AND
  NAME                              FROM FUND   FROM PORTFOLIO   FUND COMPLEX
  ----                            ------------  --------------   -------------

  Donald R. Dwight ..............      $8           $8(2)         $135,000(4)
  Samuel L. Hayes, III ..........       7            7(3)          150,000(5)
  Norton H. Reamer ..............       7            7             135,000
  John L. Thorndike .............       8            8             140,000
  Jack L. Treynor ...............       8            8             140,000


(1) The Eaton Vance fund complex consists of 219 registered investment companies or series thereof.
(2) Includes $3 of deferred compensation.
(3) Includes $7 of deferred compensation.
(4) Includes $35,000 of deferred compensation.
(5) Includes $33,750 of deferred compensation.

                        ADDITIONAL OFFICER INFORMATION
    In addition to the officers of the Portfolio listed under "Officers of the Trust and the Portfolio" in Part I of this SAI, Thomas M. Metzold (36), is a Vice President of the Portfolio, as well as a Vice President of BMR, Eaton Vance and EV. Mr. Metzold is also an officer of various investment companies managed by Eaton Vance and BMR.

                            PRINCIPAL UNDERWRITER
    Under the Distribution Agreement the Principal Underwriter acts as principal in selling shares of the Fund. The expenses of printing copies of prospectuses used to offer shares to Authorized Firms or investors and other selling literature and of advertising is borne by the Principal Underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its shares under federal and state securities laws is borne by the Fund. In addition, the Fund makes payments to the Principal Underwriter pursuant to its Distribution Plan as described in the Fund's current Prospectus; the provisions of the Fund's Distribution Plan relating to such payments are included in the Distribution Agreement. The Distribution Agreement is renewable annually by the Trust's Board of Trustees (including a majority of its Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Fund's Distribution Plan or the Distribution Agreement), may be terminated on sixty days' notice either by such Trustees or by vote of a majority of the outstanding voting securities of the Fund or on six months' notice by the Principal Underwriter and is automatically terminated upon assignment. The Principal Underwriter distributes Fund shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold.


    The Fund has authorized the Principal Underwriter to act as its agent in repurchasing shares at the rate of $2.50 for each repurchase transaction handled by the Principal Underwriter. The Principal Underwriter estimates that the expenses incurred by it in acting as repurchase agent for the Fund will exceed the amounts paid therefor by the Fund. For the amount paid by the Fund to the Principal Underwriter for acting as repurchase agent, see "Fees and Expenses" in this Part II.


                              DISTRIBUTION PLAN
    The Distribution Plan ("the Plan") is described in the Prospectus and is designed to meet the requirements of Rule 12b-1 under the 1940 Act and the NASD. The purpose of the Plan is to compensate the Principal Underwriter for its distribution services and facilities provided to the Fund by paying the Principal Underwriter sales commissions and a separate distribution fee in connection with sales of Fund shares. The following supplements the discussion of the Plan contained in the Fund's Prospectus.



    The amount payable to the Principal Underwriter pursuant to the Plan as sales commissions and distribution fees with respect to each day will be accrued on such day as a liability of the Fund and will accordingly reduce the Fund's net assets upon such accrual, all in accordance with generally accepted accounting principles. The amount payable on each day is limited to 1/365 of
 .75% of the Fund's net assets on such day. The level of the Fund's net assets changes each day and depends upon the amount of sales and redemptions of Fund shares, the changes in the value of the investments held by the Portfolio, the expenses of the Fund and the Portfolio accrued and allocated to the Fund on such day, income on portfolio investments of the Portfolio accrued and allocated to the Fund on such day, and any dividends and distributions declared on Fund shares. The Fund does not accrue possible future payments as a liability of the Fund or reduce the Fund's current net assets in respect of unknown amounts which may become payable under the Plan in the future because the standards for accrual of such a liability under accounting principles have not been satisfied.


    The Plan provides that the Fund will receive all CDSCs and will make no payments to the Principal Underwriter in respect of any day on which there are no outstanding Uncovered Distribution Charges of the Principal Underwriter. CDSCs and accrued amounts will be paid by the Fund to the Principal Underwriter whenever there exist Uncovered Distribution Charges under the Fund's Plan.

    Periods with a high level of sales of Fund shares accompanied by a low level of early redemptions of Fund shares resulting in the imposition of CDSCs will tend to increase the time during which there will exist Uncovered Distribution Charges of the Principal Underwriter. Conversely, periods with a low level of sales of Fund shares accompanied by a high level of early redemptions of Fund shares resulting in the imposition of CDSCs will tend to reduce the time during which there will exist Uncovered Distribution Charges of the Principal Underwriter.

    In calculating daily the amount of Uncovered Distribution Charges, distribution charges will include the aggregate amount of sales commissions and distribution fees theretofore paid plus the aggregate amount of sales commissions and distribution fees which the Principal Underwriter is entitled to be paid under the Plan since its inception. Payments theretofore paid or payable under the Plan by the Fund to the Principal Underwriter and CDSCs theretofore paid or payable to the Principal Underwriter will be subtracted from such distribution charges; if the result of such subtraction is positive, a distribution fee (computed at 1% over the prime rate then reported in The Wall Street Journal) will be computed on such amount and added thereto, with the resulting sum constituting the amount of outstanding Uncovered Distribution Charges with respect to such day. The amount of outstanding Uncovered Distribution Charges of the Principal Underwriter calculated on any day does not constitute a liability recorded on the financial statements of the Fund.

    The amount of Uncovered Distribution Charges of the Principal Underwriter at any particular time depends upon various changing factors, including the level and timing of sales of Fund shares, the nature of such sales (i.e., whether they result from exchange transactions, reinvestments or from cash sales through Authorized Firms), the level and timing of redemptions of Fund shares upon which a CDSC will be imposed, the level and timing of redemptions of Fund shares upon which no CDSC will be imposed (including redemptions involving exchanges of Fund shares for shares of another fund in the Eaton Vance Marathon Group of Funds which result in a reduction of Uncovered Distribution Charges), changes in the level of the net assets of the Fund, and changes in the interest rate used in the calculation of the distribution fee under the Plan.

    As currently implemented by the Trustees, the Plan authorizes payments of sales commissions and distribution fees to the Principal Underwriter and service fees to the Principal Underwriter and Authorized Firms which may be equivalent, on an aggregate basis during any fiscal year of the Fund, to 1% of the Fund's average daily net assets for such year. For the sales commissions and service fee payments made by the Fund and the outstanding Uncovered Distribution Charges of the Principal Underwriter, see "Fees and Expenses -- Distribution Plan" in this Part II. The Fund believes that the combined rate of all these payments may be higher than the rate of payments made under distribution plans adopted by other investment companies pursuant to Rule 12b-1. Although the Principal Underwriter will use its own funds (which may be borrowed from banks) to pay sales commissions at the time of sale, it is anticipated that the Eaton Vance organization will profit by reason of the operation of the Plan through an increase in the Fund's assets (thereby increasing the advisory fee payable to BMR by the Portfolio) resulting from sale of Fund shares and through the amounts paid to the Principal Underwriter, including CDSCs, pursuant to the Plan. The Eaton Vance organization may be considered to have realized a profit under the Plan if at any point in time the aggregate amounts theretofore received by the Principal Underwriter pursuant to the Plan and from CDSCs have exceeded the total expenses theretofore incurred by such organization in distributing shares of the Fund. Total expenses for this purpose will include an allocable portion of the overhead costs of such organization and its branch offices, which costs will include without limitation leasing expense, depreciation of building and equipment, utilities, communication and postage expense, compensation and benefits of personnel, travel and promotional expense, stationery and supplies, literature and sales aids, interest expense, data processing fees, consulting and temporary help costs, insurance, taxes other than income taxes, legal and auditing expense and other miscellaneous overhead items. Overhead is calculated and allocated for such purpose by the Eaton Vance organization in a manner deemed equitable to the Fund.


    The Plan continues in effect through and including April 28, 1996, and shall continue in effect indefinitely thereafter for so long as such continuance is approved at least annually by the vote of both a majority of
(i) the Trustees of the Trust who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the "Rule 12b-1 Trustees") and (ii) all of the Trustees then in office, and the Distribution Agreement contains a similar provision. The Plan and Distribution Agreement may be terminated at any time by vote of a majority of the Rule 12b-1 Trustees or by a vote of a majority of the outstanding voting securities of the Fund. The provisions of the Plan relating to payments of sales commissions and distribution fees to the Principal Underwriter are also included in the Distribution Agreement between the Trust on behalf of the Fund and the Principal Underwriter. Pursuant to Rule 12b-1, the Plan has been approved by the Fund's initial sole shareholder (Eaton Vance) and by the Board of Trustees of the Trust, including the Rule 12b-1 Trustees. Under the Plan, the President or a Vice President of the Trust shall provide to the Trustees for their review, and the Trustees shall review at least quarterly, a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plan may not be amended to increase materially the payments described therein without approval of the shareholders of the Fund, and all material amendments of the Plan must also be approved by the Trustees as required by Rule 12b-1. So long as the Plan is in effect, the selection and nomination of Trustees who are not interested persons of the Trust shall be committed to the discretion of the Trustees who are not such interested persons.

    The Trustees believe that the Plan will be a significant factor in the expected growth of the Fund's assets, and will result in increased investment flexibility and advantages which will benefit the Fund and its shareholders. Payments for sales commissions and distribution fees made to the Principal Underwriter under the Plan will compensate the Principal Underwriter for its services and expenses in distributing shares of the Fund. Service fee payments made to the Principal Underwriter and Authorized Firms under the Plan provide incentives to provide continuing personal services to investors and the maintenance of shareholder accounts. By providing incentives to the Principal Underwriter and Authorized Firms, the Plan is expected to result in the maintenance of, and possible future growth in, the assets of the Fund. Based on the foregoing and other relevant factors, the Trustees have determined that in their judgment there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders.


                           PERFORMANCE INFORMATION
    The table below indicates the cumulative and average total return on a hypothetical investment of $1,000 in the Fund covering the life of the Fund from August 8, 1985 through January 31, 1996.


                                              VALUE OF         VALUE OF
                                               INVEST-          INVEST-
                                             MENT BEFORE      MENT AFTER        TOTAL RETURN BEFORE          TOTAL RETURN AFTER
                                            DEDUCTING THE    DEDUCTING THE       DEDUCTING THE CDSC         DEDUCTING THE CDSC**
  INVESTMENT     INVESTMENT    AMOUNT OF       CDSC ON         CDSC** ON     --------------------------  --------------------------
    PERIOD          DATE      INVESTMENT       1/31/96          1/31/96       CUMULATIVE    ANNUALIZED    CUMULATIVE    ANNUALIZED
--------------  ------------  -----------  ---------------  ---------------  ------------  ------------  ------------  ------------
Life of the
Fund***           8/8/95*       $1,000        $1,093.65        $1,043.65        9.73%          -- %         4.37%          -- %
----------
 *Investment operations began on August 8, 1985.
**No CDSC is imposed on certain redemptions. See the Fund's current Prospectus.
***If a portion of the Portfolio's and/or the Fund's expenses had not been dubsidized, the Fund would have had lower returns.

    For the thirty-day period ended January 31, 1996, the yield of the Fund was 6.21%. The yield required of a taxable security that would produce an after-tax yield equivalent to that earned by the Fund of 6.21% would be 9.00%, assuming a federal tax rate of 31%. If a portion of the Portfolio's and the Fund's expenses had not been allocated to the Investment Adviser and the Administrator, the Fund would have had a lower yield.

    The Fund's distribution rate (calculated on January 31, 1996 and based on the Fund's monthly distribution paid January 15, 1996) was 6.24%, and the Fund's effective distribution rate (calculated on the same date and based on the same monthly distribution) was 6.43%. If a portion of the Portfolio's and the Fund's expenses had not been allocated to the Investment Adviser and the Administrator, the Fund would have had a lower distribution rate and effective distribution rate.

    See the Tax Equivalent Yield Table in this Part II for information concerning applicable tax rates and income brackets.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
    As at January 31, 1996, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of January 31, 1996, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL 32246 was the record owner of approximately 17.7% of the outstanding shares, which were held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.

                          TAX EQUIVALENT YIELD TABLE
    The table shows the approximate taxable bond yields which are equivalent to tax-exempt bond yields from 4% to 7% under the regular federal income tax laws that apply to 1996.


                                              MARGINAL
      SINGLE RETURN         JOINT RETURN       INCOME                              TAX-EXEMPT YIELD
--------------------------------------------     TAX    -----------------------------------------------------------------------
              (TAXABLE INCOME)*                BRACKET      4%       4.5%       5%       5.5%       6%       6.5%       7%
-------------------------------------------------------------------------------------------------------------------------------
                                                                               Equivalent Taxable Yield
      Up to $ 24,000       Up to $ 41,100       15.00%       4.71%     5.29%     5.88%      6.47%     7.06%     7.65%     8.24%
   $ 24,001-  58,150    $ 41,101-  96,900       28.00        5.56      6.25      6.94       7.64      8.33      9.03      9.72
   $ 58,151- 121,300    $ 96,901- 147,700       31.00        5.80      6.52      7.25       7.97      8.70      9.42     10.14
   $121,301- 263,750    $147,701- 263,750       36.00        6.25      7.03      7.81       8.59      9.38     10.16     10.94
       Over $263,750        Over $263,750       39.60        6.62      7.45      8.28       9.11      9.93     10.76     11.59
-------------------------------------------------------------------------------------------------------------------------------

*Net amount subject to federal personal income tax after deductions and exemptions.

 Note: The above-indicated federal income tax brackets do not take into account the effect of a reduction in the deductibility of itemized deductions for taxpayers with adjusted gross income in excess of $117,950, nor the effects of phaseout of personal exemptions for single and joint filers with adjusted gross incomes in excess of $117,950 and $176,950, respectively. The effective top marginal federal income tax brackets of taxpayers over ranges of income subject to these reductions or phaseouts will be higher than indicated above.

Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield. Of course, no assurance can be given that the Fund will achieve any specific tax exempt yield. While it is expected that a substantial portion of the interest income received by the Portfolio and allocated to the Fund and subsequently distributed to the Fund's shareholders will be exempt from the regular federal income tax, portions of such distributions from time to time may be subject to such tax. This table does not take into account state or local taxes, if any, payable on Fund distributions. It should also be noted that the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular federal income tax, is treated as a tax preference item which could subject the recipient to the federal alternative minimum tax. The illustrations assume that the federal alternative minimum tax is not applicable and do not take into account any tax credits that may be available.

The information set forth above is as of the date of this SAI. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above. Investors should consult their tax adviser for additional information.




                                   EV Marathon High Yield Municipals Fund
                                          Financial Statements

                                    Statement of Assets and Liabilities
-----------------------------------------------------------------------------------------------------------------
                                      January 31, 1996 (Unaudited)
-----------------------------------------------------------------------------------------------------------------
Assets:
   Investment in High Yield Municipals Portfolio (Portfolio), at value (Note 1A)
      (identified cost, $41,235,890)                                                                  $42,076,140
   Receivable for Fund shares sold                                                                      1,498,733
   Receivable from Administrator (Note 4)                                                                  24,811
   Deferred organization expenses (Note 1D)                                                                46,822
                                                                                                     ------------
   Total assets                                                                                       $43,646,506

 Liabilities:
   Dividends payable                                                                    $104,363
   Payable for Fund shares redeemed                                                          500
   Payable to affiliate -
      Trustees' fees                                                                          13
   Accrued organization expense                                                            6,659
   Accrued expenses                                                                       15,256
                                                                                      ----------
      Total liabilities                                                                                   126,791
                                                                                                     ------------
 Net Assets for 4,085,123 shares of beneficial interest outstanding                                   $43,519,715
                                                                                                     ============


Sources of Net Assets:
   Proceeds from sales of shares (including shares issued to shareholders electing
      to receive payment of distributions in shares), less cost of shares redeemed                    $42,687,463
   Accumulated net realized gain on investment transactions
      (computed on the basis of identified cost)                                                            5,322
   Unrealized appreciation of investments (computed on the basis of identified cost)                      840,250
   Accumulated distributions in excess of net investment income                                           (13,320)
                                                                                                     ------------
      Total                                                                                           $43,519,715
                                                                                                     ============

Net Asset Value, Offering and Redemption Price (Note 6) Per Share
   ($43,519,715 (divided by) 4,085,123 shares of beneficial interest)                                      $10.65
                                                                                                           ======


See notes to financial statements



Statement of Operations
------------------------------------------------------------------------------------------
For the period from the start of business, August 7, 1995 to January 31, 1996 (Unaudited)
------------------------------------------------------------------------------------------
Investment Income (Note 1B):
   Interest income allocated from Portfolio                                   $  651,160
   Expenses allocated from Portfolio                                              (5,599)
                                                                            ------------
      Total investment income                                                 $  645,561

   Expenses -
      Compensation of Trustees not members of the
         Administrator's organization (Note 4)                   $     51
      Custodian fee (Note 4)                                          651
      Distribution fees (Note 5)                                   71,402
      Transfer and dividend disbursing agent fees                   7,225
      Printing and postage                                            780
      Legal and accounting services                                   210
      Registration fees                                            17,994
      Amortization of organization expenses (Note 1D)               4,777
      Miscellaneous                                                 1,393
                                                               ----------
         Total expenses                                          $104,483
      Deduct:
         Allocation of expenses to the Administrator (Note 4)      24,811
                                                               ----------
            Net expenses                                                         79,672
                                                                           ------------
               Net investment income                                         $  565,889

Realized and Unrealized Gain from Portfolio:
   Net realized gain on investments (identified cost basis)      $  5,322
   Unrealized appreciation of investments                         840,250
                                                               ----------
         Net realized and unrealized gain on investments                        845,572
                                                                           ------------
            Net increase in net assets resulting from operations             $1,411,461
                                                                           ------------


                            See notes to financial statements





                        Statement of Changes in Net Assets
------------------------------------------------------------------------------------------
For the period from the start of business, August 7, 1995 to January 31, 1996 (Unaudited)
------------------------------------------------------------------------------------------

Increase (Decrease) in Net Assets:
From operations -
   Net investment income                                                     $  565,889
   Net realized gain on investments                                               5,322
   Change in unrealized appreciation of investments                             840,250
                                                                         --------------
      Net increase in net assets resulting from operations                 $  1,411,461
                                                                         --------------

Distributions to shareholders -
   From net investment income                                              $   (565,889)
   In excess of net investment income                                           (13,320)
                                                                         --------------
      Total distributions to shareholders                                   $  (579,209)
                                                                         --------------

Transactions in shares of capital stock (Note 3) -
   Proceeds from sale of shares                                             $43,338,440
   Net asset value of shares issued to shareholders in
      payment of distributions declared                                         201,331
   Cost of shares redeemed                                                     (852,308)
                                                                         --------------
      Net increase in net assets from Fund share transactions               $42,687,463
                                                                         --------------
         Net increase in net assets                                         $43,519,715

Net Assets:
   At beginning of period                                                            --
                                                                         --------------
   At end of period (including accumulated distributions in excess of
      net investment income of $13,320)                                     $43,519,715
                                                                         ==============



   See notes to financial statements


                                    Financial Highlights
-----------------------------------------------------------------------------------------
For the period from the start of business, August 7, 1995 to January 31, 1996 (Unaudited)
-----------------------------------------------------------------------------------------

Net asset value - Beginning of period                                            $10.000
                                                                                --------

Income from operations:
   Net investment income                                                         $ 0.299
   Net realized and unrealized gain on investments                                 0.657
                                                                                --------
   Total income from operations                                                  $ 0.956
                                                                                --------

Less distributions:
   From net investment income                                                   $ (0.299)
   In excess of net investment income                                             (0.007)
                                                                                --------
   Total distributions                                                          $ (0.306)
                                                                                --------
Net asset value - End of period                                                  $10.650
                                                                                ========

Total Return (2)                                                                    9.40%

Ratios/Supplemental Data**
   Net assets, end of period (000's omitted)                                     $43,520
   Ratio of net expenses to average net assets (1)                                  0.88%+
  Ratio of net investment income to average net assets                             5.86%+


**The expenses related to the operation of the Fund and Portfolio reflect an assumption of expenses by the Administrator or Investment Adviser. Had such actions not been taken, net investment income per share and the ratios would have been as follows:

      Net investment income per share                           $0.254
                                                              ========

      Ratios/Supplemental Data:
         Expenses (1)                                             1.77%+
         Net investment income                                    4.97%+


+   Annualized.
(1)   Includes the Fund's share of High Yield Municipal Portfolio's allocated expenses.
(2)   Total investment return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported.
Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date.  Total return is calculated on a non-annualized basis.


                            See notes to financial statements

Notes to Financial Statements
                              (Unaudited)


(1) Significant Accounting Policies
EV Marathon High Yield Municipals Fund (the Fund) is a non-diversified series of Eaton Vance Municipals Trust II (the Trust).The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund invests all of its investable assets in interests in High Yield Municipals Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (58.5%, at Janurary 31, 1996). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. Investment Valuations -- Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

B. Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting priniciples.

C. Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. Dividends paid by the Fund from net tax-exempt interest on municipal bonds allocated from the Portfolio are not includable by shareholders as gross income for federal income tax purposes because the Fund and Portfolio intend to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

D. Deferred Organization Expenses -- Costs incurred by the Fund in connection with its organization are being amortized on the straight-line basis over five years.

E. Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

F. Other - Investment transactions are accounted for on a trade date basis.

(2) Distribution to Shareholders
The net income of the Fund is determined daily, and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis.

Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.

Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

(3) Shares of Beneficial Interest
The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares for the period from the start of business, August 7, 1995 to January 31, 1996 were as folows:

Sales                                                      4,146,946
Issued to shareholders electing to receive
  payments of distributions in Fund shares                    19,130
Redemptions                                                  (80,953)
                                                          ----------
                    Net increase                           4,085,123
                                                          ==========


 (4) Investment Adviser Fee and Other Transactions with Affiliates
Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. To enhance the net income of the Fund, $24,811 of expenses related to the operation of the Fund were allocated to EVM. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. Investors Bank & Trust Company
(IBT) serves as custodian of the Fund and the Portfolio. Prior to November 10, 1995, IBT was an affiliate of EVM. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average cash balances the Fund or the Portfolio maintains with IBT. No significant credit balances were used to reduce the Fund's custody fees. Certain of the officers and Trustees of the Fund and Portfolio are officers and directors/trustees of the above organizations (Note 5).

(5) Distribution Plan
The Fund has adopted a distribution plan (the Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan requires the Fund to pay the Principal Underwriter, Eaton Vance Distributors, Inc.
(EVD), amounts equal to 1U365 of 0.75% of the Fund's daily net assets, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% of the aggregate amount received by the Fund for shares sold plus, (ii) distribution fees calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (see Note
6) and daily amounts theretofore paid to EVD. The amount payable to EVD with respect to each day is accrued on such day as a liability of the Fund and, accordingly, reduces the Fund's net assets. The Fund paid or accured $71,402 to or payable to EVD for the period from the start of business, August 7, 1995, to January 31, 1996, representing 0.75% (annualized) of daily average net assets. At January 31, 1996, the amount of Uncovered Distribution Charges of EVD calculated under the Plan was approximately $1,513,000.

In addition, the Plan authorizes the Fund to make payments of service fees to the Principal Underwriter, Authorized Firms and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets for each fiscal year. The Trustees have initially implemented the Plan by authorizing the Fund to make quarterly payments of service fees to the Principal Underwriter and Authorized Firms in amounts not expected to exceed 0.25% per annum of the Fund's average daily net assets based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees paid to EVD and Authorized Firms are seperate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such, are not subject to automatic discontinuance where there are no outstanding Uncovered Distribution Charges of EVD. The Fund expects to begin accruing for its service fee payments during the quarter ending September 30, 1996.

Certain officers and Trustees of the Fund are officers or directors of EVD

(6) Contingent Deferred Sales Charge
A contingent deferred sales charge (CDSC) is imposed on any redemption of Fund shares made within six years of purchase. Generally, the CDSC is based upon the lower of net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first year and second year after purchase, declining one percentage point each subsequent year. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plan. CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $4,000 of CDSC paid by shareholders for the period ended January 31, 1996.


(7) Investment Transactions
Increases and decreases in the Fund's investment in the Portfolio aggregated $41,887,043 and $1,302,036 respectively.


                                            High Yield Municipals Portfolio
                                                Portfolio of Investments
                                                    January 31, 1996
                                                      (Unaudited)
---------------------------------------------------------------------------------------------------------------------
                                             Tax-Exempt Investments -- 100%
---------------------------------------------------------------------------------------------------------------------
    Principal
      Amount
       (000
     Omitted)     Security                                                                               Value
---------------------------------------------------------------------------------------------------------------------
                  Transportation- 7.7%
        $1,500    Denver, Colorado, Special Facilities Airport Revenue Bonds, United Airlines
                     Project (AMT), 6.875%, 10/1/32                                                       $1,551,645
         1,500    Kenton County, Kentucky, Special Facilities Revenue Bonds, Delta Airlines, Inc.
                     Project  (AMT), 6.125%, 2/1/22                                                        1,477,935
         1,000    Missouri Bridge System, Lake of the Ozarks Bridge Corp., 6.4%, 12/1/25                     991,990
         1,500    Tulsa, Oklahoma, Municipal Airport, American Airlines, 6.25%, 6/1/20                     1,514,520
                                                                                                   ------------------
                                                                                                          $5,536,090
                                                                                                   ------------------
                  Assisted Living- 7.0%
        $2,500    Arizona Health Facilities Authority, Care Institute-Mesa Project, 7.625%, 1/1/26        $2,360,075
         1,000    Chester County, Pennsylvania, Industrial Development Authority, Senior
                     LifeChoice of Kimberton (AMT), 8.5%, 9/1/25                                           1,019,220
         1,600    Delaware County, Pennsylvania, Industrial Development Authority, Senior
                     Quarters at Glen Riddle Project (AMT), 8.625%, 9/1/25                                 1,646,224
                                                                                                   ------------------
                                                                                                        $190,969,722
                                                                                                   ------------------
                  Cogeneration Facilities- 14.9%
        $2,500    Maryland Energy Cogeneration, AES Warrior Run Project (AMT), 7.4%, 9/1/19               $2,637,100
         2,000    Palm Beach County, Florida, Osceola Power Project (AMT), 6.95%, 1/1/22                   2,077,280
         4,950    Pennsylvania Economic Development Financing Authority, Northhampton
                     Generating Project (AMT), 6.6%, 1/1/19                                                4,953,218
         1,000    Pennsylvania Economic Development Finance Authority, Northhampton
                     Generating Project-Subordinated (AMT), 6.875%, 1/1/11                                   995,770
                                                                                                   ------------------
                                                                                                         $10,663,368
                                                                                                   ------------------
                  Escrowed- 4.4%
        $1,400    Colorado Health Facilities Authority, Liberty Heights Project, 0%, 7/15/20                $303,520
         2,995    Colorado Health Facilities Authority, Liberty Heights Project, 0%, 7/15/22                 573,003
        10,000    Dawson Ridge Metropolitan District #1, Douglas County, Colorado, 0%, 10/1/22             1,808,200
         3,295    Illinois Development Finance Authority, Regency Park Project, 0%, 7/15/25                  515,206
                                                                                                   ------------------
                                                                                                          $3,199,929
                                                                                                   ------------------
                  Hospitals- 22.3%
        $1,750    LaFourche Parish, Louisiana, Hospital Service District #3, 6%, 10/1/23                  $1,688,120
         3,000    Lufkin, Texas, Memorial Health System, 6.875%, 2/15/26                                   2,967,960
         1,000    Michigan Housing Finance Authority, Presbyterian Village, 6.5, 1/1/25                      989,630
           275    Missouri Health and Education, Jefferson Memorial Hospital, 6%, 8/15/23                    254,504
         1,000    Montgomery County, Pennsylvania, United Hospitals, 8.375%, 11/1/11                       1,066,080
         1,000    Montgomery County, Pennsylvania, United Hospitals, 7.5%, 11/1/15                         1,019,370
         2,500    Philadelphia, Pennsylvania, Temple Hospital-93A, 6.625%, 11/15/23                        2,623,450
        $2,350    Prince George's, Maryland, Greater Southeast Health, 6.375%, 1/1/23                      2,235,555
         1,500    Scranton-Lackawanna, Pennsylvania, Moses Taylor Hospital, 8.5%, 7/1/20                   1,638,255
         1,500    Vermont Health & Education, Northwest Medical Center Project, 6.25%, 9/1/18              1,478,490
                                                                                                   ------------------
                                                                                                         $15,961,414
                                                                                                   ------------------
                  Industrial Development Revenue Bonds - 18.5%
        $2,500    East Chicago, Indiana, PCR, Inland Steel, 6.8%, 6/1/13                                  $2,588,325
         2,500    Kansas City, Missouri, IDA, AFCO Cargo MCI (AMT), 8.5%, 1/1/17                           2,532,225
         1,000    Michigan Strategic, PCR, Roseville K-Mart Co., 6.25%,10/1/06                               858,190
         1,000    Michigan Strategic, PCR, S.D. Warren Series 87C (AMT), 7.375%, 1/15/22                   1,048,950
         1,000    Mobile, Alabama, IDA, Mobile Energy Project, 6.95%, 1/1/20                               1,064,440
         1,135    New Albany, Indiana, IDA, K-Mart Co., 7.4%, 6/1/06                                       1,049,773
           500    New Jersey EDA, 777 Pattison Ave., Inc. (AMT), 8.95%, 12/15/18                             530,405
         2,000    Oregon State EDA, Georgia Pacific Corp. (AMT), 6.35%, 8/1/25                             2,010,240
           500    Philadelphia, Pennsylvania, IDA, Refrigerated Enterprises (AMT), 9.05%, 12/1/19            533,745
         1,000    Polk County, Florida, IDA, IMC Fertilizer (AMT), 7.525%, 1/1/15                          1,060,880
                                                                                                   ------------------
                                                                                                         $13,277,173
                                                                                                   ------------------
                  Insured General Obligation - 0.8%
          $600    California State, General Obligation (FGIC), 4.75%, 9/1/23                                $548,772
                                                                                                   ------------------
                  Lease/Certificate of Participation - 2.7%
        $9,190    Los Angeles, California, COPs, Disney Parking Project, 0%, 9/1/19                       $1,916,023
                                                                                                   ------------------
                  Multi-Purpose Utilities- 2.9%
        $2,000    Southern California Public Power Authority, Residual Interest Bonds,                    $2,110,000
                     Variable Rate, 7/1/12   (1)                                                   ------------------
                  Nursing Homes- 11.8%
        $1,250    Greene County, Ohio, Fairview Extended Care-91, 10.125%, 1/1/11                         $1,420,525
         1,850    Massachusetts Health & Education Finance Authority, Fairview Extended Care,
                     10.125%,1/1/11                                                                        2,109,315
         2,500    Massachusetts Industrial Finance Authority, AGE Institute of Massachusetts,
                     8.05%, 11/1/25                                                                        2,523,825
         1,000    Mississippi Business Finance Corp.,Magnolia Health Care 95A, 7.99%, 7/1/25                 989,820
         1,250    Wilkins Area, Pennsylvania, Industrial Development Authority, Fairview Extended
                     Care, 10.25%, 1/1/21                                                                  1,435,900
                                                                                                   ------------------
                                                                                                          $8,479,385
                                                                                                   ------------------
                  Solid Waste- 7.0%
       $10,090    Mercer County, New Jersey, Solid Waste Improvement Bonds (AMT), 0%, 4/1/15              $2,536,222
         2,500    Robbins, Cook County, Illinois, Resource Recovery 94B, 9.25%, 10/15/14                   2,453,700
                                                                                                   ------------------
                                                                                                          $4,989,922
                                                                                                   ------------------
                     Total Tax-Exempt Investments (identified cost $70,055,986)                          $71,707,595
                                                                                                   ==================


(1)  The above designated security has been issued as an inverse floater bond.

                                 See notes to financial statements


                                            High Yield Municipals Portfolio

                                                 Financial Statements
                                       Statement of Assets and Liabilities
-------------------------------------------------------------------------------------------------------------------------
January 31, 1996 (Unaudited)
-------------------------------------------------------------------------------------------------------------------------
Assets:
   Investments, at value (Note 1A) (identified cost, $70,055,986)                                            $71,707,595
   Cash                                                                                                          471,713
   Interest receivable                                                                                           863,416
   Receivable from Investment Adviser (Note 2)                                                                    10,465
   Deferred organization expenses (Note 1D)                                                                       20,008
                                                                                                       ------------------
      Total assets                                                                                           $73,073,197
Liabilities:
   Payable for investments purchased                                                          $980,340
   Payable to affiliate --
      Trustees' fees                                                                                13
   Accrued expenses                                                                             15,377
                                                                                     ------------------
      Total liabilities                                                                                          995,730
                                                                                                       ------------------
Net Assets applicable to investors' interest in Portfolio                                                    $72,077,467
                                                                                                       ==================

Sources of Net Assets:
   Net proceeds from capital contributions and withdrawals                                                   $70,425,858
   Unrealized appreciation of investments (computed on the basis of identified cost)                           1,651,609
                                                                                                       ------------------
      Total                                                                                                  $72,077,467
                                                                                                       ==================

                                     See notes to financial statements




-------------------------------------------------------------------------------------------------------
Statement of Operations
-------------------------------------------------------------------------------------------------------
For the period from the start of business,  August 7, 1995 to January 31, 1996 (Unaudited)
-------------------------------------------------------------------------------------------------------
Investment Income (Note 1B):
   Interest Income                                                                          $1,196,627
   Expenses --
      Investment adviser fee (Note 2)                                       $100,763
      Compensation of Trustees not members of the
         Investment Adviser's organization (Note 2)                               51
      Custodian fee (Note 2)                                                     623
      Interest expense (Note 5)                                               15,725
      Legal and accounting services                                            1,460
      Amortization of organization expenses (Note 1D)                          2,042
      Miscellaneous                                                              907
                                                                   ------------------
         Total expenses                                                     $121,571
                                                                   ------------------
   Deduct -
      Reduction of investment adviser fee (Note 2)                          $100,763
      Allocation of expenses to adviser (Note 2)                              10,465
                                                                   ------------------
         Total                                                              $111,228
                                                                   ------------------
           Net expenses                                                                         10,343
                                                                                     ------------------
              Net investment income                                                         $1,186,284



Realized and Unrealized Gain on Investments:
   Net realized gain on investments (identified cost basis)                   $9,767
   Unrealized appreciation of investments                                  1,651,609
                                                                   ------------------
           Net realized and unrealized gain on investments                                   1,661,376
                                                                                     ------------------
              Net increase in net assets resulting from operations                          $2,847,660
                                                                                     ==================


                                  See notes to financial statements



------------------------------------------------------------------------------------
                    Statement of Changes in Net Assets
------------------------------------------------------------------------------------
               For the period from the start of business,
              August 7, 1995 to January 31, 1996 (Unaudited)
------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets:
    From operations --
      Net investment income                                              $1,186,284
      Net realized gain on investments                                        9,767
    Unrealized appreciation of investments                                1,651,609
                                                                  ------------------
      Net increase in net assets resulting from operations               $2,847,660
                                                                  ------------------

  Capital transactions --
    Contributions                                                       $71,481,472
    Withdrawals                                                          (2,351,685)
                                                                  ------------------
      Increase in net assets resulting from capital transactions        $69,129,787
                                                                  ------------------
        Total increase in net assets                                    $71,977,447

Net Assets:
  At beginning of period                                                    100,020
                                                                  ------------------
  At end of period                                                      $72,077,467
                                                                  ==================


------------------------------------------------------------------------------------
                            Supplementary Data
------------------------------------------------------------------------------------
               For the period from the start of business,
              August 7, 1995 to January 31, 1996 (Unaudited)
------------------------------------------------------------------------------------

Ratios (as a percentage of net assets):
  Expenses                                                              0.06%+
  Net investment income                                                 6.95%+
Portfolio Turnover                                                               32%

* The operating expenses of the Portfolio reflect a reduction of the investment adviser fee and an allocation of expenses to the Investment Adviser. Had such actions not been taken, the ratios would have been as follows:

Ratios (as a percentage of net assets):
  Expenses                                                              0.71%+
  Net investment income                                                 6.30%+

+ Annualized.


                           See notes to financial statements



                     Notes to Financial Statements
                             (Unaudited)


(1) Significant Accounting Policies
High Yield Municipals Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a non-diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on May 1, 1995, seeks to provide high current income exempt from regular federal income tax. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

A. Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B. Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes.

C. Income Taxes -- The Portfolio is treated as a partnership for Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue
Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investors' distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolio on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from Federal income tax when allocated to the Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item for investors.

D. Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

E. Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

F. Legal Fees -- Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G. When-issued and Delayed Delivery Transactions -- The Portfolio may engage in when-issued and delayed delivery transactions. The Portfolio records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin accruing interest on settlement date.

H. Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

I. Other -- Investment transactions are accounted for on a trade date basis.

(2) Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research
(BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income, (i.e. income other than gains from the sale of securities). For the period from the start of business, August 7, 1995, to January 31, 1996, the fee was equivalent to 0.59% (annualized) of the Portfolio's average net assets for such period and amounted to $100,763. To enhance the net income of the Portfolio, BMR made a reduction of its fee in the amount of $100,763 and $10,465 of expenses related to the operation of the Portfolio were allocated to BMR. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Investors Bank and Trust Company (IBT) serves as custodian of the Portfolio. Prior to November 10, 1995, IBT was an affiliate of EVM and BMR. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. No significant credit balances were used to reduce the fund's custody fees. Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of the above organizations.

Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred
Compensation Plan. For the period ended January 31, 1996, no significant amounts have been deferred.


(3) Investments
Purchases and sales of investments, other that U.S. Government securities and short term obligations, aggregated $82,921,735 and $12,950,298, respectively.


(4) Federal Income Tax Basis of Investments
The cost and unrealized appreciation/depreciation in value of the investments owned at January 31, 1996, as computed on a federal income tax basis, were as follows:

Aggregate cost                            $70,055,986
                                          ===========
Gross unrealized appreciation             $ 1,979,931
Gross unrealized depreciation                 328,322
                                          -----------
   Net unrealized appreciation            $ 1,651,609
                                          ===========


(5) Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and EVM in a $120 million unsecured line of credit agreement with a bank. The line of credit consists of a $20 million committed facility and a $100 million discretionary facility. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Portfolio based on its borrowings at an amount above either the bank's adjusted certificate of deposit rate, a variable adjusted certificate of deposit rate, or a federal funds effective rate. In addition, a fee computed at an annual rate of 1/4 of 1% on the $20 million committed facility and on the daily unused portion of the $100 million discretionary facility is allocated among the participating funds and portfolios at the end of each quarter. For the period ended January 31, 1996, the average daily loan balance was $1,395,000. The maximum borrowings during the period ended January 31, 1996 was $4,493,000.


(6) Financial Instruments
The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at January 31, 1996.

[LOGO]

EV MARATHON
HIGH YIELD
MUNICIPALS FUND








STATEMENT OF
ADDITIONAL INFORMATION

MAY 20, 1996






EV MARATHON HIGH YIELD
MUNICIPALS FUND
24 FEDERAL STREET
BOSTON, MA 02110


-------------------------------------------------------------------------------
INVESTMENT ADVISER OF HIGH YIELD MUNICIPALS PORTFOLIO
Boston Management and Research, 24 Federal Street, Boston, MA 02110

ADMINISTRATOR OF EV MARATHON HIGH YIELD MUNICIPALS FUND
Eaton Vance Management, 24 Federal Street, Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc., 24 Federal Street, Boston, MA 02110
(800) 225-6265


CUSTODIAN
Investors Bank & Trust Company, 89 South Street, Boston, MA 02111

TRANSFER AGENT
First Data Investor Services Group, BOS725, P.O. Box 1559, Boston, MA 02104
(800) 262-1122


AUDITORS
Deloitte & Touche LLP, 125 Summer Street, Boston, MA 02110

M-HYSAI

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II

    This Part II provides information about EV TRADITIONAL HIGH YIELD MUNICIPALS FUND. On May 15, 1995, the Fund became a series of the Trust. THE FUND'S INVESTMENT OBJECTIVE IS TO PROVIDE HIGH CURRENT INCOME EXEMPT FROM REGULAR FEDERAL INCOME TAX. The Fund currently seeks to meet its investment objective by investing its assets in High Yield Municipals Portfolio, a separate registered investment company which invests primarily in below investment grade municipal obligations. The Fund may not be appropriate for investors who cannot assume the greater risk of capital depreciation or loss inherent in seeking higher tax-exempt yields.

                              FEES AND EXPENSES


INVESTMENT ADVISER
    As of January 31, 1996, the Portfolio had net assets of $72,077,467. For the period from the start of business, August 7, 1995, to January 31, 1996, absent a fee reduction, the Portfolio would have paid BMR advisory fees of $100,763 (equivalent to 0.59% (annualized) of the Portfolio's average daily net assets for such period). To enhance the net income of the Portfolio, BMR made a reduction in the full amount of its advisory fee, and BMR was allocated expenses related to the operation of the Portfolio in the amount of $10,465. The Portfolio's Investment Advisory Agreement with BMR is dated August 1, 1995 and remains in effect until February 28, 1997. The Agreement may be continued as described under "Investment Adviser and Administrator" in Part I of this SAI.

ADMINISTRATOR
    As stated under "Investment Adviser and Administrator" Part I of this SAI, the Administrator currently receives no compensation for providing administrative services to the Fund. For the period from the start of business, August 7, 1995, to January 31, 1996, $26,174 of the Fund's operating expenses were allocated to the Administrator.

SERVICE PLAN
    The Fund expects to begin accruing for its service fee payments during the quarter ending September 30, 1996.

PRINCIPAL UNDERWRITER
    The total sales charges for sale of shares of the Fund for the period from the start of business, August 7, 1995, to January 31, 1996 was $883,525, of which $337 was received by the Principal Underwriter and $883,188 was received by Authorized Firms.

    The Fund paid the Principal Underwriter $70.00 for the period from the start of business, August 7, 1995, to January 31, 1996 (being $2.50 for each repurchase transaction handled by the Principal Underwriter).

BROKERAGE
    For the period from the start of business, August 7, 1995, to January 31, 1996, the Portfolio paid no brokerage commissions on portfolio transactions.

TRUSTEES
    The fees and expenses of those Trustees of the Trust and of the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Trust or the Portfolio.) During the fiscal year ended January 31, 1996, the noninterested Trustees of the Trust and the Portfolio received the following compensation in their capacities as Trustees from the Fund and the Portfolio and, for the year ended December 31, 1995, earned the following compensation in their capacities as Trustees of the other funds in the Eaton Vance fund complex\1/:

                                                       AGGREGATE          AGGREGATE     TOTAL COMPENSATION
                                                     COMPENSATION       COMPENSATION      FROM TRUST AND
NAME                                                  FROM FUND        FROM PORTFOLIO     FUND COMPLEX
----                                                  ----------       --------------      ------------
Donald R. Dwight ..............................           $8                $8\2/           $135,000\4/
Samuel L. Hayes, III ..........................            7                 7\3/            150,000\5/
Norton H. Reamer ..............................            7                 7               135,000
John L. Thorndike .............................            8                 8               140,000
Jack L. Treynor ...............................            8                 8               140,000

\1/ The Eaton Vance fund complex consists of 219 registered investment companies or series thereof.
\2/ Includes $3 of deferred compensation.
\3/ Includes $7 of deferred compensation.
\4/ Includes $35,000 of deferred compensation.
\5/ Includes $33,750 of deferred compensation.

                        ADDITIONAL OFFICER INFORMATION
    In addition to the officers of the Portfolio listed under "Officers of the Trust and the Portfolio" in Part I of this SAI, Thomas M. Metzold (36), is a Vice President of the Portfolio, as well as a Vice President of BMR, Eaton Vance and EV. Mr. Metzold is also an officer of various investment companies managed by Eaton Vance and BMR.

                          SERVICES FOR ACCUMULATION
    The following services are voluntary, involve no extra charge other than the sales charge included in the offering price, and may be changed or discontinued without penalty at any time.

    INTENDED QUANTITY INVESTMENT -- STATEMENT OF INTENTION. If it is anticipated that $50,000 or more of Fund shares and shares of the other continuously offered open-end funds listed under "The Eaton Vance Exchange Privilege" in the current Prospectus of the Fund will be purchased within a 13-month period, a Statement of Intention should be signed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares held under Right of Accumulation (see below) as of the date of the Statement will be included toward the completion of the Statement. The Statement authorizes the Transfer Agent to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. Execution of a Statement does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement, and should the amount actually purchased during the 13-month period be more or less than that indicated on the Statement, price adjustments will be made. For sales charges and other information on quantity purchases, see "How to Buy Fund Shares" in the Fund's current Prospectus. Any investor considering signing a Statement of Intention should read it carefully.

    RIGHT OF ACCUMULATION -- CUMULATIVE QUANTITY DISCOUNT.The applicable sales charge level for the purchase of Fund shares is calculated by taking the dollar amount of the current purchase and adding it to the value (calculated at the maximum current offering price) of the shares the shareholder owns in his account(s) in the Fund and in the other continuously offered open-end funds listed under "The Eaton Vance Exchange Privilege" in the current Prospectus of the Fund for which Eaton Vance acts as investment adviser or administrator at the time of purchase. The sales charge on the shares being purchased will then be at the rate applicable to the aggregate. For example, if the shareholder owned shares valued at $30,000 in EV Traditional California Municipals Fund, and purchased an additional $20,000 of Fund shares, the sales charge for the $20,000 purchase would be at the rate of 2.75% of the offering price (2.83% of the net amount invested) which is the rate applicable to single transactions of $50,000. For sales charges on quantity purchases, see "How to Buy Fund Shares" in the Fund's current Prospectus. Shares purchased
(i) by an individual, his or her spouse and their children under the age of twenty-one, and (ii) by a trustee, guardian or other fiduciary of a single trust estate or a single fiduciary account, will be combined for the purpose of determining whether a purchase will qualify for the Right of Accumulation and if qualifying, the applicable sales charge level.


    For any such discount to be made available, at the time of purchase a purchaser or his or her Authorized Firm must provide the Principal Underwriter (in the case of a purchase made through an Authorized Firm) or the Transfer Agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Corfirmation of the order is subject to such verification. The Right of Accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.

                            PRINCIPAL UNDERWRITER
    Shares of the Fund may be continuously purchased at the public offering price through certain Authorized Firms which have agreements with the Principal Underwriter. The Principal Underwriter is a wholly-owned subsidiary of Eaton Vance. The public offering price is the net asset value next computed after receipt of the order, plus, where applicable, a variable percentage (sales charge) depending upon the amount of purchase as indicated by the sales charge table set forth in the Fund's current Prospectus (see "How to Buy Fund Shares"). Such table is applicable to purchases of the Fund alone or in combination with purchases of the other funds offered by the Principal Underwriter, made at a single time by (i) an individual, or an individual, his or her spouse and their children under the age of twenty-one, purchasing shares for his or their own account; and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account.


    The table is also presently applicable to (1) purchases of Fund shares, alone or in combination with purchases of any of the other funds offered by the Principal Underwriter through one dealer aggregating $50,000 or more made by any of the persons enumerated above within a thirteen-month period starting with first purchase pursuant to a written Statement of Intention, in the form provided by the Principal Underwriter, which includes provisions for a price adjustment depending upon the amount actually purchased within such period (a purchase not made pursuant to such Statement may be included thereunder if the Statement is filed within 90 days of such purchase); or (2) purchases of the Fund pursuant to the Right of Accumulation and declared as such at the time of purchase.


    Subject to the applicable provisions of the 1940 Act, the Fund may issue shares at net asset value in the event that an investment company (whether a regulated or private investment company or a personal holding company) is merged or consolidated with or acquired by the Fund. Normally no sales charges will be paid in connection with an exchange of Fund shares for the assets of such investment company.

    Shares may be sold at net asset value to any officer, director, trustee, general partner or employee of the Fund, the Portfolio or any investment company for which Eaton Vance or BMR acts as investment adviser, any investment advisory, agency, custodial or trust account managed or administered by Eaton Vance or by any parent, subsidiary or other affiliate of Eaton Vance, or any officer, director or employee of any parent, subsidiary or other affiliate of Eaton Vance. The terms "officer," "director," "trustee," "general partner" or "employee" as used in this paragraph include any such person's spouse and minor children, and also retired officers, directors, trustees, general partners and employees and their spouses and minor children. Shares of the Fund may also be sold at net asset value to registered representatives and employees of certain Authorized Firms and to such persons' spouses and children under the age of 21 and their beneficial accounts.


    The Trust reserves the right to suspend or limit the offering of shares of the Fund to the public at any time.


    The Principal Underwriter acts as principal in selling shares of the Fund under the Distribution Agreement with the Trust on behalf of the Fund. The expenses of printing copies of prospectuses used to offer shares to Authorized Firms or investors and other selling literature and of advertising are borne by the Principal Underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its shares under federal and state securities laws are borne by the Fund. The Distribution Agreement is renewable annually by the Board of Trustees of the Trust (including a majority of its Trustees who are not interested persons of the Principal Underwriter or the Trust), may be terminated on six months' notice by either party, and is automatically terminated upon assignment. The Principal Underwriter distributes Fund shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold. The Principal Underwriter allows Authorized Firms discounts from the applicable public offering price which are alike for all Authorized Firms. However, the Principal Underwriter may allow, upon notice to all Authorized Firms with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. See "How to Buy Fund Shares" in the Fund's current Prospectus for the discount allowed to Authorized Firms on the sale of Fund shares. During periods when the discount includes the full sales charge, such Authorized Firms may be deemed to be underwriters as that term is defined in the Securities Act of 1933. For the amount of sales charges for sales of Fund shares paid to the Principal Underwriter (and Authorized Firms) see "Fees and Expenses" in this Part II.


    The Fund has authorized the Principal Underwriter to act as its agent in repurchasing shares at the rate of $2.50 for each repurchase transaction handled by the Principal Underwriter. The Principal Underwriter estimates that the expenses incurred by it in acting as repurchase agent for the Fund will exceed the amounts paid therefor by the Fund. For the amount paid by the Fund to the Principal Underwriter for acting as repurchase agent, see "Fees and Expenses" in this Part II.


                                 SERVICE PLAN
    The Trust on behalf of the Fund has adopted a Service Plan (the "Plan") designed to meet the service fee requirements of the revised sales charge rule of the National Association of Securities Dealers, Inc. (Management believes service fee payments are not distribution expenses governed by Rule 12b-1 under the 1940 Act, but has chosen to have the Plan approved as if that Rule were applicable.) The following supplements the discussion of the Plan contained in the Fund's Prospectus.

    The Plan remains in effect through April 28, 1997, and from year to year thereafter, provided such continuance is approved by a vote of both a majority of (i) those Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to it (the "Non-interested Trustees") and (ii) all of the Trustees then in office, cast in person at a meeting (or meetings) called for the purpose of voting on this Plan. The Plan may be terminated any time by vote of the Non-interested Trustees or by a vote of a majority of the outstanding voting securities of the Fund. Pursuant to such Rule, the Plan has been approved by the Fund's initial sole shareholder (Eaton Vance) and by the Board of Trustees of the Trust, including the Non-interested Trustees.


    Under the Plan, the President or a Vice President of the Trust shall provide to the Trustees for their review, and the Trustees shall review at least quarterly, a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plan may not be amended to increase materially the payments described herein without approval of the shareholders of the Fund, and all material amendments of the Plan must also be approved by the Trustees of the Trust as prescribed by the Rule. So long as the Plan is in effect, the selection and nomination of Trustees who are not interested persons of the Trust shall be committed to the discretion of the Trustees who are not such interested persons. The Trustees have determined that in their judgment there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. For the service fees paid by the Fund under the Plan see "Fees and Expenses" in this Part II.


                           PERFORMANCE INFORMATION
    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in the Fund from August 8, 1995 through January 31, 1996.

                         VALUE OF A $1,000 INVESTMENT

                                                                             TOTAL RETURN                    TOTAL RETURN
                                     VALUE OF         VALUE OF          EXCLUDING SALES CHARGE          INCLUDING SALES CHARGE
    INVESTMENT       INVESTMENT       INITIAL        INVESTMENT     ------------------------------  ------------------------------
      PERIOD            DATE        INVESTMENT*      ON 1/31/96       CUMULATIVE      ANNUALIZED      CUMULATIVE      ANNUALIZED
      ------         ----------     -----------      ----------       ----------      ----------      ----------      ----------
Life of
the Fund**             8/8/95         $962.46        $1,063.52          10.50%            --            6.35%             --

     Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.
----------
 *Initial investment less the maximum sales charge of 3.75%.
**If a portion of the Portfolio's and/or the Fund's expenses had not been subsidized, the Fund would have had lower returns.

    For the thirty-day period ended January 31, 1996, the yield of the Fund was 7.02%. The yield required of a taxable security that would produce an after-tax yield equivalent to that earned by the Fund of 7.02% would be 10.17%, assuming a federal tax rate of 31%. If a portion of the Portfolio's and the Fund's expenses had not been allocated to the Investment Adviser and the Administrator, the Fund would have had a lower yield.

    The Fund's distribution rate (calculated on January 31, 1996 and based on the Fund's monthly distribution paid January 31, 1996) was 6.43%, and the Fund's effective distribution rate (calculated on the same date and based on the same monthly distribution) was 6.62%. If a portion of the Portfolio's and the Fund's expenses had not been allocated to the Investment Adviser and the Administrator, the Fund would have had a lower distribution rate and effective distribution rate.

    See the Tax Equivalent Yield Table in this Part II for information concerning applicable tax rates and income brackets.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
    As at January 31, 1996, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of January 31, 1996, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL, was the record owner of approximately 7.9% of the outstanding shares, which were held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. In addition, as of the same date the following shareholder owned of record the percentage of outstanding shares of the Fund indicated after its name: Mars & Co., c/o Investors Bank & Trust Co., Boston, MA 02205-1537 (8.5%). To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.

                          TAX EQUIVALENT YIELD TABLE
    The table shows the approximate taxable bond yields which are equivalent to tax-exempt bond yields from 4% to 7% under the regular federal income tax laws that apply to 1996.


                                              MARGINAL
      SINGLE RETURN         JOINT RETURN       INCOME                              TAX-EXEMPT YIELD
--------------------------------------------     TAX    -----------------------------------------------------------------------
              (TAXABLE INCOME)*                BRACKET      4%       4.5%       5%       5.5%       6%       6.5%       7%
-------------------------------------------------------------------------------------------------------------------------------
                                                                               EQUIVALENT TAXABLE YIELD
        Up to $ 24,000      Up to $ 41,000     15.00%       4.71%     5.29%     5.88%      6.47%     7.06%     7.65%     8.24%
     $ 24,001-  58,150   $ 41,001-  96,900     28.00        5.56      6.25      6.94       7.64      8.33      9.03      9.72
     $ 58,151- 121,300   $ 96,901- 147,700     31.00        5.80      6.52      7.25       7.97      8.70      9.42     10.14
     $121,301- 263,750   $147,701- 263,750     36.00        6.25      7.03      7.81       8.59      9.38     10.16     10.94
         Over $263,750       Over $263,750     39.60        6.62      7.45      8.28       9.11      9.93     10.76     11.59
-------------------------------------------------------------------------------------------------------------------------------

*Net amount subject to federal personal income tax after deductions and exemptions.

 Note: The above-indicated federal income tax brackets do not take into account the effect of a reduction in the deductibility of itemized deductions for taxpayers with adjusted gross income in excess of $117,950, nor the effects of phaseout of personal exemptions for single and joint filers with adjusted gross incomes in excess of $117,950 and $176,950, respectively. The effective top marginal federal income tax brackets of taxpayers over ranges of income subject to these reductions or phaseouts will be higher than indicated above.

Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield. Of course, no assurance can be given that the Fund will achieve any specific tax exempt yield. While it is expected that a substantial portion of the interest income received by the Portfolio and allocated to the Fund and subsequently distributed to the Fund's shareholders will be exempt from the regular federal income tax, portions of such distributions from time to time may be subject to such tax. This table does not take into account state or local taxes, if any, payable on Fund distributions. It should also be noted that the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular federal income tax, is treated as a tax preference item which could subject the recipient to the federal alternative minimum tax. The illustrations assume that the federal alternative minimum tax is not applicable and do not take into account any tax credits that may be available.

The information set forth above is as of the date of this SAI. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above. Investors should consult their tax adviser for additional information.




                            EV Traditional High Yield Municipals Fund
                                      Financial Statements
                              Statement of Assets and Liabilities
------------------------------------------------------------------------------------------------------
                                 January 31, 1996 (Unaudited)
------------------------------------------------------------------------------------------------------
Assets:
   Investment in High Yield Municipals Portfolio (Portfolio), at value
      (Note 1A) (identified cost, $29,086,535)                                             $29,890,310
   Receivable for Fund shares sold                                                             706,522
   Receivable from Administrator (Note 4)                                                       26,174
   Deferred organization expenses (Note 1D)                                                     46,005
                                                                                        --------------
      Total assets                                                                         $30,669,011

 Liabilities:
   Dividends payable                                                         $113,042
   Payable to affiliate -
      Trustees' fees                                                               13
   Accrued organization expense                                                 8,225
   Accrued expenses                                                            13,117
                                                                           ----------
      Total liabilities                                                                       134,397
                                                                                       --------------
 Net Assets for 2,854,506 shares of beneficial interest outstanding                       $30,534,614
                                                                                       ==============

 Sources of Net Assets:
   Proceeds from sales of shares (including shares issued to shareholders electing
      to receive payment of distributions in shares), less cost of shares redeemed        $29,726,653
   Accumulated net realized gain on investment transactions
      (computed on the basis of identified cost)                                                4,443
   Unrealized appreciation of investments (computed on the basis of identified cost)          803,775
   Accumulated distributions in excess of net investment income                                  (257)
                                                                                       --------------
      Total                                                                               $30,534,614
                                                                                       ==============

 Net Asset Value and Redemption Price Per Share
   ($30,534,614 (divided by) 2,854,506 shares of beneficial interest)                          $10.70
                                                                                               ======

 Computation of Offering Price:
   Offering price per share (100(divided by)96.25) of $10.70                                   $11.12
   On sales of $100,000 or more the offering price is reduced.                                 ======


                                 See notes to financial statements


                                        Statement of Operations
--------------------------------------------------------------------------------------------------------
     For the period from the start of business,  August 7, 1995 to January 31, 1996 (Unaudited)
--------------------------------------------------------------------------------------------------------

Investment Income (Note 1B):
   Interest income allocated from Portfolio                                                $  542,012
   Expenses allocated from Portfolio                                                           (4,721)
                                                                                         ------------
      Total investment income                                                               $ 537,291

   Expenses:
      Compensation of  Trustees not members of the
         Administrator's organization (Note 4)                                 $   51
      Custodian fee (Note 4)                                                      526
      Transfer and dividend disbursing agent fees                               5,638
      Printing and postage                                                      1,751
      Legal and accounting services                                               209
      Registration fees                                                        14,645
      Amortization of organization expenses (Note 1D)                           4,695
      Miscellaneous                                                             1,375
                                                                         ------------
         Total expenses                                                     $  28,890
      Deduct -
         Allocation of expenses to the Administrator (Note 4)                  26,174
                                                                         ------------
         Net expenses                                                                          2,716
                                                                                        ------------
            Net investment income                                                         $  534,575

Realized and Unrealized Gain from Portfolio:
   Net realized gain on investments (identified cost basis)                   $4,443
   Unrealized appreciation of investments                                    803,775
                                                                         -----------
      Net realized and unrealized gain on investments                                       808,218
                                                                                       ------------
         Net increase in net assets resulting from operations                            $1,342,793
                                                                                       ============

                            See notes to financial statements





                        Statement of Changes in Net Assets
-------------------------------------------------------------------------------------------
For the period from the start of business,  August 7, 1995 to January 31, 1996 (Unaudited)
-------------------------------------------------------------------------------------------

Increase (Decrease) in Net Assets:
From operations -
   Net investment income                                                     $   534,575
   Net realized gain on investments                                                4,443
   Unrealized appreciation of investments                                        803,775
                                                                            ------------
      Net increase in net assets resulting from operations                   $ 1,342,793
                                                                            ------------

Distributions to shareholders-
   From net investment income                                               $   (534,575)
   In excess of net investment income                                               (257)
                                                                            ------------
      Total distributions to shareholders                                   $   (534,832)
                                                                            ------------
 Transactions in shares of capital stock (Note 3) -
   Proceeds from sale of shares                                             $ 30,289,128
   Net asset value of shares issued to shareholders in
      payment of distributions declared                                          173,528
   Cost of shares redeemed                                                      (736,003)
                                                                            ------------
       Net increase in net assets from Fund share transactions              $ 29,726,653
                                                                            ------------
         Net increase in net assets                                         $ 30,534,614

Net Assets:
   At beginning of period                                                             --
                                                                            ------------
At end of period (including accumulated distributions in
   excess of net investment income of $257)                                 $ 30,534,614
                                                                            ============


                       See notes to financial statements




                              Financial Highlights
-------------------------------------------------------------------------------------------
For the period from the start of business,  August 7, 1995 to January 31, 1996 (Unaudited)
-------------------------------------------------------------------------------------------

Net asset value - Beginning of period                                              $10.000
                                                                                  --------

Income from operations:
   Net investment income                                                           $ 0.340
   Net realized and unrealized gain on investments                                   0.700
                                                                                  --------
      Total income from operations                                                 $ 1.040
                                                                                  --------

Less distributions:
   From net investment income                                                     $ (0.340)
                                                                                  --------
Net asset value - End of period                                                    $10.700
                                                                                  ========

Total Return (1)                                                                     10.50%

Ratios/Supplemental Data**
   Net assets, end of period (000's omitted)                                       $30,535
   Ratio of net expenses to average net assets *                                      0.09%+
   Ratio of net investment income to average net assets                               6.60%+


**   The expenses related to the operation of the Fund and Portfolio reflect an assumption of expenses by the Administrator or Investment Adviser.  Had such actions not been taken, net investment income per share and the ratios would have been as follows:

      Net investment income per share                          $0.291
                                                           ==========

      Ratios/Supplemental Data:
         Expenses (*)                                           1.04%+
         Net investment income                                  5.65%+



 +   Computed on an annualized basis.
 *   Includes the Fund's share of High Yield Municpals Portfolio's allocated expenses.
(1)   Total investment return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported.
Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is computed on a non-annualized basis.


                             See notes to financial statements

                Notes to Financial Statements
                         (Unaudited)


(1) Significant Accounting Policies
EV Traditional High Yield Municipals Fund (the Fund) is a non- diversified series of Eaton Vance Municipal Trust II (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended as an open-end management investment company. The Fund invests all of its investable assets in interests in the High Yield Municipals Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (41.5% at January 31, 1996). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. Investment Valuation -- Valuation of securities by the Portfolio is discussed
Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

B. Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

C. Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. Dividends paid by the Fund from the net tax-exempt interest on municipal bonds allocated from the Portfolio are not includable by shareholders as gross income for federal income tax purposes because the Fund and Portfolio intend to meet certain requirements of the Internal Revenue Code applicable regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

D. Deferred Organization Expenses -- Costs incurred by the Fund in connection with its organization, are being amortized on the straight- line basis over five years.

E. Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

F. Other -- Investment transactions are accounted for on a trade date basis.

(2) Distributions to Shareholders
The net income of the Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the ex- dividend date. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

(3) Share of Beneficial Interest
The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares for the period from the start of business, August 7, 1995, to January 31, 1996, were as follows:


Sales                                                2,907,342
Issued to shareholders electing to receive
payments of distributions in Fund shares                16,353
Redemptions                                            (69,189)
                                                  ------------
Net increase                                         2,854,506
                                                  ============

(4) Transactions with Affiliates
Eaton Vance Management (EVM) serves as the administrator of the Fund, but received no compensation. The portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See
Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. To enhance the net income of the Fund $26,174 of expenses related to the operation of the Fund were allocated to EVM. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. Eaton Vance Distributors, Inc.
(EVD), a subsidiary of EVM and the Fund's principal underwriter did not receive any portion of the sales charge on sales of Fund shares for the period ended January 31, 1996. EVD also receives a contingent deferred sales charge (CDSC) on shareholder redemptions made within one year of purchase, where initial investment in the Fund was $1 million or more. EVD received no CDSC during the period. Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Prior to November 10, 1995, IBT was an affiliate of EVM. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average cash balances the Fund or the Portfolio maintains with IBT. No significant credit balances were used to reduce the Fund's custody fees. Certain of the officers and Trustees of the Fund and the portfolio are officers and/or directors/trustees of the above organizations (Note 5).

(5) Service Plan
The Fund has adopted a Service Plan designed to meet the requirements of Rule 12b-1 under the Investment Company Act of 1940 and the service fee requirements of the revised sales charge rule of The National Association of Securities Dealers, Inc. The Service Plan provides that the Fund may make service fee payments to the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD), a subsidiary of Eaton Vance Management, Authorized Firms or other persons in amounts not exceeding 0.25% of the Fund's average daily net assets for any fiscal year. The Trustees have initially implemented the Plan by authorizing the Fund to make quarterly service fee payments to the Principal Underwriter and Authorized Firms in amounts not exceeding 0.25% of the Fund's average daily net assets for any fiscal year which is attributable to shares of the Fund sold by such persons and remaining outstanding for at least one year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. The Fund expects to begin accruing for its service fee payments during the quarter ending September 30, 1996.

Certain of the officers and Trustees of the Fund are officers and directors of EVD.

(6) Investment Transactions
Increases and decreases in the Fund's investment in the Portfolio for the period from the start of business, August 7, 1995, to January 31, 1996 aggregated $29,594,449 to $1,049,648, respectively.



                                            High Yield Municipals Portfolio
                                                Portfolio of Investments
                                                    January 31, 1996
                                                      (Unaudited)
---------------------------------------------------------------------------------------------------------------------
                                             Tax-Exempt Investments -- 100%
---------------------------------------------------------------------------------------------------------------------
    Principal
      Amount
       (000
     Omitted)     Security                                                                               Value
---------------------------------------------------------------------------------------------------------------------
                  Transportation- 7.7%
        $1,500    Denver, Colorado, Special Facilities Airport Revenue Bonds, United Airlines
                     Project (AMT), 6.875%, 10/1/32                                                       $1,551,645
         1,500    Kenton County, Kentucky, Special Facilities Revenue Bonds, Delta Airlines, Inc.
                     Project  (AMT), 6.125%, 2/1/22                                                        1,477,935
         1,000    Missouri Bridge System, Lake of the Ozarks Bridge Corp., 6.4%, 12/1/25                     991,990
         1,500    Tulsa, Oklahoma, Municipal Airport, American Airlines, 6.25%, 6/1/20                     1,514,520
                                                                                                   ------------------
                                                                                                          $5,536,090
                                                                                                   ------------------
                  Assisted Living- 7.0%
        $2,500    Arizona Health Facilities Authority, Care Institute-Mesa Project, 7.625%, 1/1/26        $2,360,075
         1,000    Chester County, Pennsylvania, Industrial Development Authority, Senior
                     LifeChoice of Kimberton (AMT), 8.5%, 9/1/25                                           1,019,220
         1,600    Delaware County, Pennsylvania, Industrial Development Authority, Senior
                     Quarters at Glen Riddle Project (AMT), 8.625%, 9/1/25                                 1,646,224
                                                                                                   ------------------
                                                                                                        $190,969,722
                                                                                                   ------------------
                  Cogeneration Facilities- 14.9%
        $2,500    Maryland Energy Cogeneration, AES Warrior Run Project (AMT), 7.4%, 9/1/19               $2,637,100
         2,000    Palm Beach County, Florida, Osceola Power Project (AMT), 6.95%, 1/1/22                   2,077,280
         4,950    Pennsylvania Economic Development Financing Authority, Northhampton
                     Generating Project (AMT), 6.6%, 1/1/19                                                4,953,218
         1,000    Pennsylvania Economic Development Finance Authority, Northhampton
                     Generating Project-Subordinated (AMT), 6.875%, 1/1/11                                   995,770
                                                                                                   ------------------
                                                                                                         $10,663,368
                                                                                                   ------------------
                  Escrowed- 4.4%
        $1,400    Colorado Health Facilities Authority, Liberty Heights Project, 0%, 7/15/20                $303,520
         2,995    Colorado Health Facilities Authority, Liberty Heights Project, 0%, 7/15/22                 573,003
        10,000    Dawson Ridge Metropolitan District #1, Douglas County, Colorado, 0%, 10/1/22             1,808,200
         3,295    Illinois Development Finance Authority, Regency Park Project, 0%, 7/15/25                  515,206
                                                                                                   ------------------
                                                                                                          $3,199,929
                                                                                                   ------------------
                  Hospitals- 22.3%
        $1,750    LaFourche Parish, Louisiana, Hospital Service District #3, 6%, 10/1/23                  $1,688,120
         3,000    Lufkin, Texas, Memorial Health System, 6.875%, 2/15/26                                   2,967,960
         1,000    Michigan Housing Finance Authority, Presbyterian Village, 6.5, 1/1/25                      989,630
           275    Missouri Health and Education, Jefferson Memorial Hospital, 6%, 8/15/23                    254,504
         1,000    Montgomery County, Pennsylvania, United Hospitals, 8.375%, 11/1/11                       1,066,080
         1,000    Montgomery County, Pennsylvania, United Hospitals, 7.5%, 11/1/15                         1,019,370
         2,500    Philadelphia, Pennsylvania, Temple Hospital-93A, 6.625%, 11/15/23                        2,623,450
        $2,350    Prince George's, Maryland, Greater Southeast Health, 6.375%, 1/1/23                      2,235,555
         1,500    Scranton-Lackawanna, Pennsylvania, Moses Taylor Hospital, 8.5%, 7/1/20                   1,638,255
         1,500    Vermont Health & Education, Northwest Medical Center Project, 6.25%, 9/1/18              1,478,490
                                                                                                   ------------------
                                                                                                         $15,961,414
                                                                                                   ------------------
                  Industrial Development Revenue Bonds - 18.5%
        $2,500    East Chicago, Indiana, PCR, Inland Steel, 6.8%, 6/1/13                                  $2,588,325
         2,500    Kansas City, Missouri, IDA, AFCO Cargo MCI (AMT), 8.5%, 1/1/17                           2,532,225
         1,000    Michigan Strategic, PCR, Roseville K-Mart Co., 6.25%,10/1/06                               858,190
         1,000    Michigan Strategic, PCR, S.D. Warren Series 87C (AMT), 7.375%, 1/15/22                   1,048,950
         1,000    Mobile, Alabama, IDA, Mobile Energy Project, 6.95%, 1/1/20                               1,064,440
         1,135    New Albany, Indiana, IDA, K-Mart Co., 7.4%, 6/1/06                                       1,049,773
           500    New Jersey EDA, 777 Pattison Ave., Inc. (AMT), 8.95%, 12/15/18                             530,405
         2,000    Oregon State EDA, Georgia Pacific Corp. (AMT), 6.35%, 8/1/25                             2,010,240
           500    Philadelphia, Pennsylvania, IDA, Refrigerated Enterprises (AMT), 9.05%, 12/1/19            533,745
         1,000    Polk County, Florida, IDA, IMC Fertilizer (AMT), 7.525%, 1/1/15                          1,060,880
                                                                                                   ------------------
                                                                                                         $13,277,173
                                                                                                   ------------------
                  Insured General Obligation - 0.8%
          $600    California State, General Obligation (FGIC), 4.75%, 9/1/23                                $548,772
                                                                                                   ------------------
                  Lease/Certificate of Participation - 2.7%
        $9,190    Los Angeles, California, COPs, Disney Parking Project, 0%, 9/1/19                       $1,916,023
                                                                                                   ------------------
                  Multi-Purpose Utilities- 2.9%
        $2,000    Southern California Public Power Authority, Residual Interest Bonds,                    $2,110,000
                     Variable Rate, 7/1/12   (1)
                                                                                                   ------------------
                  Nursing Homes- 11.8%
        $1,250    Greene County, Ohio, Fairview Extended Care-91, 10.125%, 1/1/11                         $1,420,525
         1,850    Massachusetts Health & Education Finance Authority, Fairview Extended Care,
                     10.125%,1/1/11                                                                        2,109,315
         2,500    Massachusetts Industrial Finance Authority, AGE Institute of Massachusetts,
                     8.05%, 11/1/25                                                                        2,523,825
         1,000    Mississippi Business Finance Corp.,Magnolia Health Care 95A, 7.99%, 7/1/25                 989,820
         1,250    Wilkins Area, Pennsylvania, Industrial Development Authority, Fairview Extended
                     Care, 10.25%, 1/1/21                                                                  1,435,900
                                                                                                   ------------------
                                                                                                          $8,479,385
                                                                                                   ------------------
                  Solid Waste- 7.0%
       $10,090    Mercer County, New Jersey, Solid Waste Improvement Bonds (AMT), 0%, 4/1/15              $2,536,222
         2,500    Robbins, Cook County, Illinois, Resource Recovery 94B, 9.25%, 10/15/14                   2,453,700
                                                                                                   ------------------
                                                                                                          $4,989,922
                                                                                                   ------------------
                     Total Tax-Exempt Investments (identified cost $70,055,986)                          $71,707,595
                                                                                                   ==================


(1)  The above designated security has been issued as an inverse floater bond.

                                 See notes to financial statements

                                            High Yield Municipals Portfolio

                                                 Financial Statements
                                       Statement of Assets and Liabilities
-------------------------------------------------------------------------------------------------------------------------
January 31, 1996 (Unaudited)
-------------------------------------------------------------------------------------------------------------------------
Assets:
   Investments, at value (Note 1A) (identified cost, $70,055,986)                                            $71,707,595
   Cash                                                                                                          471,713
   Interest receivable                                                                                           863,416
   Receivable from Investment Adviser (Note 2)                                                                    10,465
   Deferred organization expenses (Note 1D)                                                                       20,008
                                                                                                       ------------------
      Total assets                                                                                           $73,073,197
Liabilities:
   Payable for investments purchased                                                          $980,340
   Payable to affiliate --
      Trustees' fees                                                                                13
   Accrued expenses                                                                             15,377
                                                                                     ------------------
      Total liabilities                                                                                          995,730
                                                                                                       ------------------
Net Assets applicable to investors' interest in Portfolio                                                    $72,077,467
                                                                                                       ==================

Sources of Net Assets:
   Net proceeds from capital contributions and withdrawals                                                   $70,425,858
   Unrealized appreciation of investments (computed on the basis of identified cost)                           1,651,609
                                                                                                       ------------------
      Total                                                                                                  $72,077,467
                                                                                                       ==================

                                     See notes to financial statements




-------------------------------------------------------------------------------------------------------
Statement of Operations
-------------------------------------------------------------------------------------------------------
For the period from the start of business,  August 7, 1995 to January 31, 1996 (Unaudited)
-------------------------------------------------------------------------------------------------------
Investment Income (Note 1B):
   Interest Income                                                                          $1,196,627
   Expenses --
      Investment adviser fee (Note 2)                                       $100,763
      Compensation of Trustees not members of the
         Investment Adviser's organization (Note 2)                               51
      Custodian fee (Note 2)                                                     623
      Interest expense (Note 5)                                               15,725
      Legal and accounting services                                            1,460
      Amortization of organization expenses (Note 1D)                          2,042
      Miscellaneous                                                              907
                                                                            --------
         Total expenses                                                     $121,571
                                                                            --------
   Deduct -
      Reduction of investment adviser fee (Note 2)                          $100,763
      Allocation of expenses to adviser (Note 2)                              10,465
                                                                            --------
         Total                                                              $111,228
                                                                            --------
           Net expenses                                                                         10,343
                                                                                            -----------
              Net investment income                                                         $1,186,284



Realized and Unrealized Gain on Investments:
   Net realized gain on investments (identified cost basis)                   $9,767
   Unrealized appreciation of investments                                  1,651,609
                                                                           ---------
           Net realized and unrealized gain on investments                                   1,661,376
                                                                                            -----------
              Net increase in net assets resulting from operations                          $2,847,660
                                                                                            ===========


                                  See notes to financial statements



------------------------------------------------------------------------------------
                    Statement of Changes in Net Assets
------------------------------------------------------------------------------------
               For the period from the start of business,
              August 7, 1995 to January 31, 1996 (Unaudited)
------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets:
    From operations --
      Net investment income                                              $1,186,284
      Net realized gain on investments                                        9,767
    Unrealized appreciation of investments                                1,651,609
                                                                  ------------------
      Net increase in net assets resulting from operations               $2,847,660
                                                                  ------------------

  Capital transactions --
    Contributions                                                       $71,481,472
    Withdrawals                                                          (2,351,685)
                                                                  ------------------
      Increase in net assets resulting from capital transactions        $69,129,787
                                                                  ------------------
        Total increase in net assets                                    $71,977,447

Net Assets:
  At beginning of period                                                    100,020
                                                                  ------------------
  At end of period                                                      $72,077,467
                                                                  ==================


------------------------------------------------------------------------------------
                            Supplementary Data
------------------------------------------------------------------------------------
               For the period from the start of business,
              August 7, 1995 to January 31, 1996 (Unaudited)
------------------------------------------------------------------------------------

Ratios (as a percentage of net assets):
  Expenses                                                              0.06%+
  Net investment income                                                 6.95%+
Portfolio Turnover                                                        32%

* The operating expenses of the Portfolio reflect a reduction of the investment adviser fee and an allocation of expenses to the Investment Adviser. Had such actions not been taken, the ratios would have been as follows:

Ratios (as a percentage of net assets):
  Expenses                                                              0.71%+
  Net investment income                                                 6.30%+

+ Annualized.


                           See notes to financial statements



                     Notes to Financial Statements
                             (Unaudited)




(1) Significant Accounting Policies

High Yield Municipals Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a non-diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on May 1, 1995, seeks to provide high current income exempt from regular federal income tax. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

A. Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B. Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes.

C. Income Taxes -- The Portfolio is treated as a partnership for Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investors' distributive share of the Portfolio's net taxable (if any) and tax- exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolio on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from Federal income tax when allocated to the Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item for investors.

D. Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight- line basis over five years.

E. Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

F. Legal Fees -- Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G. When-issued and Delayed Delivery Transactions -- The Portfolio may engage in when-issued and delayed delivery transactions. The Portfolio records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin accruing interest on settlement date.

H. Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

I. Other -- Investment transactions are accounted for on a trade date basis.

(2) Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income, (i.e. income other than gains from the sale of securities). For the period from the start of business, August 7, 1995, to January 31, 1996, the fee was equivalent to 0.59% (annualized) of the Portfolio's average net assets for such period and amounted to $100,763. To enhance the net income of the Portfolio, BMR made a reduction of its fee in the amount of $100,763 and $10,465 of expenses related to the operation of the Portfolio were allocated to BMR. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Investors Bank and Trust Company (IBT) serves as custodian of the Portfolio. Prior to November 10, 1995, IBT was an affiliate of EVM and BMR. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. No significant credit balances were used to reduce the fund's custody fees. Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of the above organizations.

Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period ended January 31, 1996, no significant amounts have been deferred.

(3) Investments
Purchases and sales of investments, other that U.S. Government securities and short term obligations, aggregated $82,921,735 and $12,950,298, respectively.

(4) Federal Income Tax Basis of Investments
The cost and unrealized appreciation/depreciation in value of the investments owned at January 31, 1996, as computed on a federal income tax basis, were as follows:

Aggregate cost                            $70,055,986
                                          ===========
Gross unrealized appreciation             $ 1,979,931
Gross unrealized depreciation                 328,322
                                          -----------
   Net unrealized appreciation            $ 1,651,609
                                          ===========

(5) Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and EVM in a $120 million unsecured line of credit agreement with a bank. The line of credit consists of a $20 million committed facility and a $100 million discretionary facility. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Portfolio based on its borrowings at an amount above either the bank's adjusted certificate of deposit rate, a variable adjusted certificate of deposit rate, or a federal funds effective rate. In addition, a fee computed at an annual rate of 1/4 of 1% on the $20 million committed facility and on the daily unused portion of the $100 million discretionary facility is allocated among the participating funds and portfolios at the end of each quarter. For the period ended January 31, 1996, the average daily loan balance was $1,395,000. The maximum borrowings during the period ended January 31, 1996 was $4,493,000.

(6) Financial Instruments
The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at January 31, 1996.

EV TRADITIONAL
HIGH YIELD
MUNICIPALS FUND









STATEMENT OF
ADDITIONAL INFORMATION
MAY 20, 1996






EV TRADITIONAL HIGH YIELD
MUNICIPALS FUND
24 FEDERAL STREET
BOSTON, MA 02110

-------------------------------------------------------------------------------

INVESTMENT ADVISER OF HIGH YIELD MUNICIPALS PORTFOLIO
Boston Management and Research, 24 Federal Street, Boston, MA 02110

ADMINISTRATOR OF EV TRADITIONAL HIGH YIELD MUNICIPALS FUND
Eaton Vance Management, 24 Federal Street, Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc., 24 Federal Street, Boston, MA 02110
(800) 225-6265


CUSTODIAN
Investors Bank & Trust Company, 89 South Street, Boston, MA 02111

TRANSFER AGENT
First Data Investor Services Group, BOS725, P.O. Box 1559, Boston, MA 02104
(800) 262-1122


AUDITORS
Deloitte & Touche LLP, 125 Summer Street Boston, MA 02110               T-HYSAI

                                     PART C

                                OTHER INFORMATION

ITEM 24:  FINANCIAL STATEMENTS AND EXHIBITS

     (a) FINANCIAL STATEMENTS

          INCLUDED IN PART A:


           For EV TRADITIONAL FLORIDA INSURED MUNICIPALS FUND (Florida
                Insured);
               EV TRADITIONAL HAWAII MUNICIPALS FUND (Hawaii); and
               EV TRADITIONAL KANSAS MUNICIPALS FUND (Kansas):

                Financial Highlights for the period from the start of business,
                  March 3, 1994, March 14, 1994, and March 3, 1994, for Florida Insured, Hawaii and Kansas, respectively, to January 31, 1995

           For EV MARATHON HIGH YIELD MUNICIPALS FUND:

                Financial Highlights for the period from the start of business,
                  August 7, 1995, to January 31, 1996 (Unaudited)

           For EV TRADITIONAL HIGH YIELD MUNICIPALS FUND:

                Financial Highlights for the period from the start of business,
                  August 7, 1995, to January 31, 1996 (Unaudited)

          INCLUDED IN PART B:

           FOR EV MARATHON HIGH YIELD MUNICIPALS FUND:

                Financial Statements for EV Marathon High Yield Municipals Fund:

                  Statement of Assets and Liabilities as of January 31, 1996
                    (Unaudited)
                  Statement of Operations for the period from the start of
                    business, August 7, 1995, to January 31, 1996 (Unaudited)
                  Statement of Changes in Net Assets for the period from the start of business, August 7, 1995, to January 31, 1996 (Unaudited)
                  Financial Highlights for the period from the start of
                    business, August 7, 1995, to January 31, 1996 (Unaudited)
                  Notes to Financial Statements

           For EV TRADITIONAL HIGH YIELD MUNICIPALS FUND:

                Financial Statements for EV Traditional High Yield Municipals
                Fund:

                  Statement of Assets and Liabilities as of January 31, 1996
                    (Unaudited)
                  Statement of Operations for the period from the start of
                    business, August 7, 1995, to January 31, 1996 (Unaudited)
                  Statement of Changes in Net Assets for the period from the start of business, August 7, 1995, to January 31, 1996 (Unaudited)
                  Financial Highlights for the period from the start of
                    business, August 7, 1995, to January 31, 1996 (Unaudited)
                  Notes to Financial Statements

           Financial Statements for HIGH YIELD MUNICIPALS PORTFOLIO:

                Portfolio of Investments as of January 31, 1996 (Unaudited) Statement of Asset and Liabilities as of January 31, 1996
                 (Unaudited)
                Statement of Operations for the period from the start of
                 business, August 7, 1995, to January 31, 1996 (Unaudited)
                Statement of Changes in Net Assets for the period from the start of business, August 7, 1995, to January 31, 1996 (Unaudited)
                Supplementary Data for the period from the start of business,
                 August 7, 1995, to January 31, 1996 (Unaudited)
                Notes to Financial Statements

     (b) EXHIBITS:

          (1)(a)     Declaration of Trust of Eaton Vance Municipals Trust II
                      dated October 25, 1993 filed herewith.

             (b)     Amendment and Restatement of Establishment and Designation
                      of Series of Shares dated May 15, 1995 filed herewith.

             (c)     Amendment and Restatement of Establishment and Designation
                      of Series of Shares dated December 18, 1995 filed herewith.

          (2)(a)     By-Laws dated October 25, 1993, filed herewith.

             (b)     Amendment to By-Laws of Eaton Vance Municipals Trust II
                      dated December 13, 1993 filed herewith.

          (3)        Not applicable

          (4)        Not applicable

          (5)        Not applicable

          (6)(a)(1)  Distribution Agreement between EV Classic Florida
                      Insured Tax Free Fund and Eaton Vance Distributors, Inc. dated February 25, 1994, with attached schedule pursuant to Rule 8b- 31 under the Investment Company Act of 1940, as amended, regarding other series of Registrant, filed as Exhibit (6)(a)(1) to Post-Effective Amendment No. 1 and incorporated herein by reference.

                (2)  Distribution Agreement between EV Marathon Florida Insured
                      Tax Free Fund and Eaton Vance Distributors, Inc. dated February 25, 1994, with attached schedule pursuant to Rule 8b-31 under the Investment Company Act of 1940, as amended, regarding other series of Registrant, filed as Exhibit (6)(a)(2) to Post-Effective Amendment No. 1 and incorporated herein by reference.

                (3)  Disribution Agreement between EV Traditional Florida
                      Insured Tax Free Fund and Eaton Vance Distributors, Inc. dated February 25, 1994, filed as Exhibit (6)(a)(3) to Post- Effective Amendment No. 1 and incorporated herein by reference.


                (4)  Amended Distribution Agreement between Eaton Vance
                      Municipals Trust II (on behalf of its Marathon series) and Eaton Vance Distributors, Inc. dated June 19, 1995, with attached schedule, filed herewith.

                (5)  Amended Distribution Agreement between Eaton Vance
                      Municipals Trust II (on behalf of its Traditional series) and Eaton Vance Distributors, Inc. dated June 19, 1995, with attached schedules (including Schedule A dated February 1, 1996) filed herewith.

                (6)  Amended Distribution Agreement between Eaton Vance
                      Municipals Trust II (on behalf of its Classic series) and Eaton Vance Distributors, Inc. dated January 27, 1995, with attached schedules (including Amended Schedule A dated February 1, 1996) filed herewith.

             (b)     Selling Group Agreement between Eaton Vance Distributors,
                      Inc. and Authorized Dealers filed as Exhibit (6)(b) to Post-Effective Amendment No. 59 to the Registration Statement of Eaton Vance Growth Trust (File Nos. 2-22019, 811-1241) and incorporated herein by reference.

             (c)     Schedule of Dealer Discounts and Sales Charges filed as
                      Exhibit (6)(c) to Post-Effective Amendment No. 59 to the Registration Statement of Eaton Vance Growth Trust (File Nos. 2-22019, 811-1241) and incorporated herein by reference.

          (7)        Not applicable

          (8)(a)     Custodian Agreement between Eaton Vance Municipals Trust II and Investors Bank & Trust Company dated August 1,
                      1995, filed herewith.

             (b)     Amendment to Custodian Agreement with Investors Bank &
                      Trust Company dated October 23, 1995 filed herewith.

          (9)(a)     Administrative Services Agreement between EV Classic
                      Florida Insured Tax Free Fund and Eaton Vance Management dated February 25, 1994, with attached schedule pursuant to Rule 8b-31 under the Investment Company Act of 1940, as amended, regarding other series of Registrant, filed as Exhibit (9) to Post-Effective Amendment No. 1 and incorporated herein by reference.


             (b)     Amended Administrative Services Agreement between Eaton
                      Vance Municipals Trust II (on behalf of all of its series) and Eaton Vance Management, filed herewith.

         (10)        Not applicable

         (11)        Consent of Independent Certified Public Accountants of
                      Eaton Vance Municipals Trust II on behalf of EV Traditional Florida Insured Municipals Fund, EV Traditional Hawaii Municipals Fund and EV Traditional Kansas Municipals Fund filed herewith.

         (12)        Not applicable

         (13)        Not applicable

         (14)        Not applicable

         (15)(a)     Distribution Plan pursuant to Rule 12b-1 under the
                      Investment Company Act of 1940, as amended, for EV Classic Florida Insured Tax Free Fund dated February 25, 1994, with attached schedule pursuant to Rule 8b-31 under the Investment Company Act of 1940, as amended, regarding other series of Registrant, filed as Exhibit (15)(a) to Post- Effective Amendment No. 1 and incorporated herein by reference.

             (b)     Distribution Plan pursuant to Rule 12b-1 under the
                      Investment Company Act of 1940, as amended, for EV Marathon Florida Insured Tax Free Fund dated February 25, 1994, with attached schedule pursuant to Rule 8b-31 under the Investment Company Act of 1940, as amended, regarding other series of Registrant, filed as Exhibit (15)(b) to Post- Effective Amendment No. 1 and incorporated herein by reference.

             (c)     Service Plan pursuant to Rule 12b-1 under the Investment
                      Company Act of 1940, as amended, for EV Traditional Florida Insured Tax Free Fund dated February 25, 1994, filed as Exhibit (15)(c) to Post-Effective Amendment No. 1 and incorporated herein by reference.


             (d)     Amended Distribution Plan pursuant to Rule 12b-1 under the
                      Investment Company Act of 1940, as amended, for Eaton Vance Municipals Trust II (on behalf of its Marathon series) dated June 19, 1995, with attached schedule, filed herewith.

             (e)     Amended Service Plan pursuant to Rule 12b-1 under the
                      Investment Company Act of 1940, as amended, for Eaton Vance Municipals Trust II (on behalf of its Traditional series) dated June 19, 1995, with attached schedules (including Amended Schedule A dated February 1, 1996 filed herewith.

             (f)     Amended Distribution Plan pursuant to Rule 12b-1 under the
                      Investment Company Act of 1940, as amended, for Eaton Vance Municipals Trust II (on behalf of its Classic series) dated January 27, 1995, with attached schedules (including Amended Schedule A dated February 1, 1996) filed herewith.

         (16)        Schedules for Computation of Performance Quotations filed
                      herewith.


         (17)(a)     Power of Attorney for Eaton Vance Municipals Trust II dated
                      January 10, 1994 filed herewith.

              (b)    Power of Attorney for Florida Insured Tax Free Portfolio,
                      Hawaii Tax Free Portfolio and Kansas Tax Free Portfolio dated January 10, 1994 filed herewith.

              (c)    Power of Attorney for High Yield Municipals Portfolio filed as Exhibit 17(c) to Post-Effective Amendment No. 2 and incorporated herein by reference.

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT Not applicable.


ITEM 26.  NUMBER OF HOLDERS OF SECURITIES
                              (1)                               (2)
                         TITLE OF CLASS               NUMBER OF RECORD HOLDERS

  Shares of beneficial interest without par value      as of January 31, 1996

EV Classic Florida Insured Municipals Fund                      10
EV Marathon Florida Insured Municipals Fund                    281
EV Traditional Florida Insured Municipals Fund                  35
EV Traditional Hawaii Municipals Fund                           17
EV Marathon Hawaii Municipals Fund                             606
EV Traditional Kansas Municipals Fund                           46
EV Marathon Kansas Municipals Fund                             268
EV Marathon High Yield Municipals Fund                         942
EV Traditional High Yield Municipals Fund                      830

ITEM 27.  INDEMNIFICATION

    Reference is hereby made to Article V of the Registrant's Declaration of Trust, filed as Exhibit (1) to the original Registration Statement.

    Registrant's Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering incurred by reason of negligent errors and omissions committed in their capacities as such.


ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER
    Reference is made to the information set forth under the caption "Investment Adviser and Administrator" in the SAI which is incorporated herein by reference.


ITEM 29.  PRINCIPAL UNDERWRITER
    (a) Registrant's principal underwriter, Eaton Vance Distributors, Inc., a wholly-owned subsidiary of Eaton Vance Management, is the principal underwriter for each of the investment companies named below:


EV Classic California Municipals Fund                     EV Classic Total Return Fund
EV Classic Connecticut Municipals Fund                    EV Marathon Alabama Municipals Fund
EV Classic Florida Insured Municipals Fund                EV Marathon Arizona Limited Maturity
EV Classic Florida Limited Maturity                         Municipals Fund
  Municipals Fund                                         EV Marathon Arizona Municipals Fund
EV Classic Florida Municipals Fund                        EV Marathon Arkansas Municipals Fund
EV Classic Government Obligations Fund                    EV Marathon California Limited Maturity
EV Classic Greater China Growth Fund                        Municipals Fund
EV Classic Growth Fund                                    EV Marathon California Municipals Fund
EV Classic High Income Fund                               EV Marathon Colorado Municipals Fund
EV Classic Information Age Fund                           EV Marathon Connecticut Limited Maturity
EV Classic Investors Fund                                   Municipals Fund
EV Classic Massachusetts Limited Maturity                 EV Marathon Connecticut Municipals Fund
  Municipals Fund                                         EV Marathon Emerging Markets Fund
EV Classic National Limited Maturity                      EV Marathon Florida Insured Municipals Fund
  Municipals Fund                                         EV Marathon Florida Limited Maturity
EV Classic National Municipals Fund                         Municipals Fund
EV Classic New Jersey Municipals Fund                     EV Marathon Florida Municipals Fund
EV Classic New York Limited Maturity                      EV Marathon Georgia Municipals Fund
  Municipals Fund                                         EV Marathon Gold & Natural Resources Fund
EV Classic New York Municipals Fund                       EV Marathon Government Obligations Fund
EV Classic Pennsylvania Municipals Fund                   EV Marathon Greater China Growth Fund
EV Classic Rhode Island Municipals Fund                   EV Marathon Greater India Fund
EV Classic Senior Floating-Rate Fund                      EV Marathon Growth Fund
EV Classic Strategic Income Fund                          EV Marathon Hawaii Municipals Fund
EV Classic Special Equities Fund                          EV Marathon High Income Fund
EV Classic Stock Fund                                     EV Marathon High Yield Municipals Fund



EV Marathon Information Age Fund                          EV Traditional Florida Municipals Fund
EV Marathon Investors Fund                                EV Traditional Georgia Municipals Fund
EV Marathon Kansas Municipals Fund                        EV Traditional Government Obligations Fund
EV Marathon Kentucky Municipals Fund                      EV Traditional Greater China Growth Fund
EV Marathon Louisiana Municipals Fund                     EV Traditional Greater India Fund
EV Marathon Maryland Municipals Fund                      EV Traditional Growth Fund
EV Marathon Massachusetts Limited Maturity                EV Traditional Hawaii Municipals Fund
  Municipals Fund                                         EV Traditional High Yield Municipals Fund
EV Marathon Massachusetts Municipals Fund                 Eaton Vance Income Fund of Boston
EV Marathon Michigan Limited Maturity                     EV Traditional Information Age Fund
  Municipals Fund                                         EV Traditional Investors Fund
EV Marathon Michigan Municipals Fund                      EV Traditional Kansas Municipals Fund
EV Marathon Minnesota Municipals Fund                     EV Traditional Kentucky Municipals Fund
EV Marathon Mississippi Municipals Fund                   EV Traditional Louisiana Municipals Fund
EV Marathon Missouri Municipals Fund                      EV Traditional Maryland Municipals Fund
EV Marathon National Limited Maturity                     EV Traditional Massachusetts Municipals Fund
  Municipals Fund                                         EV Traditional Michigan Limited Maturity
EV Marathon National Municipals Fund                        Municipals Fund
EV Marathon New Jersey Limited Maturity                   EV Traditional Michigan Municipals Fund
  Municipals Fund                                         EV Traditional Minnesota Municipals Fund
EV Marathon New Jersey Municipals Fund                    EV Traditional Mississippi Municipals Fund
EV Marathon New York Limited Maturity                     EV Traditional Missouri Municipals Fund
  Municipals Fund                                         Eaton Vance Municipal Bond Fund L.P.
EV Marathon New York Municipals Fund                      EV Traditional National Limited Maturity
EV Marathon North Carolina Municipals Fund                  Municipals Fund
EV Marathon Ohio Limited Maturity                         EV Traditional National Municipals Fund
  Municipals Fund                                         EV Traditional New Jersey Limited Maturity
EV Marathon Ohio Municipals Fund                            Municipals Fund
EV Marathon Oregon Municipals Fund                        EV Traditional New Jersey Municipals Fund
EV Marathon Pennsylvania Limited Maturity                 EV Traditional New York Limited Maturity
  Municipals Fund                                           Municipals Fund
EV Marathon Pennsylvania Municipals Fund                  EV Traditional New York Municipals Fund
EV Marathon Rhode Island Municipals Fund                  EV Traditional North Carolina Municipals Fund
EV Marathon Strategic Income Fund                         EV Traditional Ohio Limited
EV Marathon South Carolina Municipals Fund                  Maturity Municipals Fund
EV Marathon Special Equities Fund                         EV Traditional Ohio Municipals Fund
EV Marathon Stock Fund                                    EV Traditional Oregon Municipals Fund
EV Marathon Tennessee Municipals Fund                     EV Traditional Pennsylvania Limited Maturity
EV Marathon Texas Municipals Fund                           Municipals Fund
EV Marathon Total Return Fund                             EV Traditional Pennsylvania Municipals Fund
EV Marathon Virginia Municipals Fund                      EV Traditional South Carolina Municipals Fund
EV Marathon West Virginia Municipals Fund                 EV Traditional Special Equities Fund
EV Traditional Alabama Municipals Fund                    EV Traditional Stock Fund
EV Traditional Arizona Municipals Fund                    EV Traditional Tennessee Municipals Fund
EV Traditional Arkansas Municipals Fund                   EV Traditional Texas Municipals Fund
EV Traditional California Limited Maturity                EV Traditional Total Return Fund
  Municipals Fund                                         EV Traditional Virginia Municipals Fund
EV Traditional California Municipals Fund                 EV Traditional West Virginia Municipals Fund
EV Traditional Colorado Municipals Fund                   Eaton Vance Cash Management Fund
EV Traditional Connecticut Limited Maturity               Eaton Vance Liquid Assets Trust
  Municipals Fund                                         Eaton Vance Money Market Fund
EV Traditional Connecticut Municipals Fund                Eaton Vance Prime Rate Reserves
EV Traditional Emerging Markets Fund                      Eaton Vance Short-Term Treasury Fund
EV Traditional Florida Insured Municipals Fund            Eaton Vance Tax Free Reserves
EV Traditional Florida Limited Maturity                   Massachusetts Municipal Bond Portfolio
  Municipals Fund


    (b)
                (1)                                        (2)                                       (3)
        NAME AND PRINCIPAL                        POSITIONS AND OFFICES                     POSITIONS AND OFFICE
         BUSINESS ADDRESS                      WITH PRINCIPAL UNDERWRITER                      WITH REGISTRANT
         ----------------                      --------------------------                    --------------------
James B. Hawkes*                           Vice President and Director                     Trustee
William M. Steul*                          Vice President and Director                     None
Wharton P. Whitaker*                       President and Director                          None

Chris Berg                                 Vice President                                  None
  45 Windsor Lane
  Palm Beach Gardens, Florida

H. Day Brigham, Jr.*                       Vice President                                  None
Susan W. Bukima                            Vice President                                  None
  106 Princess Street
  Alexandria, Virginia
Jeffrey W. Butterfield                     Vice President                                  None
  9378 Mirror Road
  Columbus, Indiana
Mark A. Carlson*                           Vice President                                  None
Jeffrey Chernoff                           Vice President                                  None
  115 Concourse West
  Bright Waters, New York

James S. Comforti                          Vice President                                  None
  1859 Crest Drive
  Encinitas, California

Mark P. Doman                              Vice President                                  None
  107 Pine Street
  Philadelphia, Pennsylvania
Michael A. Foster                          Vice President                                  None
  850 Kelsey Court
  Centerville, Ohio
William M. Gillen                          Vice President                                  None
  280 Rea Street
  North Andover, Massachusetts
Hugh S. Gilmartin                          Vice President                                  None
  1531-184th Avenue, NE
  Bellevue, Washington

Brian Jacobs*                              Senior Vice President                           None
Thomas J. Marcello                         Vice President                                  None

  553 Belleville Avenue
  Glen Ridge, New Jersey
Timothy D. McCarthy                        Vice President                                  None
  9801 Germantown Pike
  Lincoln Woods Apt. 416
  Lafayette Hill, Pennsylvania
Morgan C. Mohrman*                         Senior Vice President                           None

James A. Naughton*                         Vice President                                  None
James L. O'Connor*                         Vice President                                  None

Thomas Otis*                               Secretary and Clerk                             Secretary
George D. Owen                             Vice President                                  None
  1911 Wildwood Court
  Blue Springs, Missouri
F. Anthony Robinson                        Vice President                                  None
  510 Gravely Hill Road
  Wakefield, Rhode Island
Benjamin A. Rowland, Jr.*                  Vice President,                                 None
                                             Treasurer and Director
John P. Rynne*                             Vice President                                  None
George V.F. Schwab, Jr.                    Vice President                                  None
  9501 Hampton Oaks Lane
  Charlotte, North Carolina
Cornelius J. Sullivan*                     Vice President                                  None

David M. Thill                             Vice President                                  None
  126 Albert Drive
  Lancaster, New York

Chris Volf                                 Vice President                                  None
  6517 Thoroughbred Loop
  Odessa, Florida

Sue Wilder                                 Vice President                                  None
  141 East 89th Street
  New York, New York


----------
*Address is 24 Federal Street, Boston, MA 02110

    (c) Not applicable

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS


    All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant's custodian, Investors Bank & Trust Company, 89 South Street, Boston, MA 02111, and its transfer agent, First Data Investor Services Group, 53 State Street, Boston, MA 02104, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of Eaton Vance Management, 24 Federal Street, Boston, MA 02110. The Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of Eaton Vance Management.


ITEM 31.  MANAGEMENT SERVICES

    Not applicable

ITEM 32.  UNDERTAKINGS

    The Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the latest annual report to shareholders, upon request and without charge.

                                  SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on the 29th day of February, 1996.


                                        EATON VANCE MUNICIPALS TRUST II

                                        By /s/ THOMAS J. FETTER
                                               -------------------------------
                                               THOMAS J. FETTER, President

    Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

        SIGNATURE                                 TITLE                             DATE
        ---------                                 -----                             ----

                                                  President (Chief Executive
/s/ THOMAS J. FETTER                               Officer)                         February 29, 1996
------------------------------------
    THOMAS J. FETTER

                                                  Treasurer and Principal
                                                   Financial and Accounting
/s/ JAMES L. O'CONNOR                              Officer                          February 29, 1996
------------------------------------
    JAMES L. O'CONNOR


    DONALD R. DWIGHT*                             Trustee                           February 29, 1996
------------------------------------
    DONALD R. DWIGHT


/s/ JAMES B. HAWKES                               Trustee                           February 29, 1996
------------------------------------
    JAMES B. HAWKES


    SAMUEL L. HAYES, III*                         Trustee                           February 29, 1996
------------------------------------
    SAMUEL L. HAYES, III


    NORTON H. REAMER*                             Trustee                           February 29, 1996
------------------------------------
    NORTON H. REAMER


    JOHN L. THORNDIKE*                            Trustee                           February 29, 1996
------------------------------------
    JOHN L. THORNDIKE


    JACK L. TREYNOR*                              Trustee                           February 29, 1996
------------------------------------
    JACK L. TREYNOR


*By: /s/ H. DAY BRIGHAM, JR.
         ---------------------------
         As attorney-in-fact

                                  SIGNATURES

    Florida Insured Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust II to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 29th day of February, 1996.

                                        FLORIDA INSURED MUNICIPALS PORTFOLIO
                                        By /s/ THOMAS J. FETTER
                                               -------------------------------
                                               THOMAS J. FETTER, President

    This Amendment to the Registration Statement on Form N-1A of Eaton Vance
Municipals Trust II has been signed below by the following persons in the capacities and on the dates indicated.

        SIGNATURE                                 TITLE                             DATE
        ---------                                 -----                             ----
                                                  President (Chief Executive
/s/ THOMAS J. FETTER                               Officer)                         February 29, 1996
------------------------------------
    THOMAS J. FETTER

                                                  Treasurer and Principal
                                                   Financial and Accounting
/s/ JAMES L. O'CONNOR                              Officer                          February 29, 1996
------------------------------------
    JAMES L. O'CONNOR


    DONALD R. DWIGHT*                             Trustee                           February 29, 1996
------------------------------------
    DONALD R. DWIGHT


/s/ JAMES B. HAWKES                               Trustee                           February 29, 1996
------------------------------------
    JAMES B. HAWKES


    SAMUEL L. HAYES, III*                         Trustee                           February 29, 1996
------------------------------------
    SAMUEL L. HAYES, III


    NORTON H. REAMER*                             Trustee                           February 29, 1996
------------------------------------
    NORTON H. REAMER


    JOHN L. THORNDIKE*                            Trustee                           February 29, 1996
------------------------------------
    JOHN L. THORNDIKE


    JACK L. TREYNOR*                              Trustee                           February 29, 1996
------------------------------------
    JACK L. TREYNOR


*By: /s/ H. DAY BRIGHAM, JR.
         ---------------------------
         As attorney-in-fact

                                  SIGNATURES


    Hawaii Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust II to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 29th day of February, 1996.

                                        HAWAII MUNICIPALS PORTFOLIO

                                        By /s/ THOMAS J. FETTER
                                               -------------------------------
                                               THOMAS J. FETTER, President

    This Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust II has been signed below by the following persons in the capacities and on the dates indicated.

        SIGNATURE                                 TITLE                             DATE
        ---------                                 -----                             ----

                                                  President (Chief Executive
/s/ THOMAS J. FETTER                               Officer)                         February 29, 1996
------------------------------------
    THOMAS J. FETTER

                                                  Treasurer and Principal
                                                   Financial and Accounting
/s/ JAMES L. O'CONNOR                              Officer                          February 29, 1996
------------------------------------
    JAMES L. O'CONNOR


    DONALD R. DWIGHT*                             Trustee                           February 29, 1996
------------------------------------
    DONALD R. DWIGHT


/s/ JAMES B. HAWKES                               Trustee                           February 29, 1996
------------------------------------
    JAMES B. HAWKES


    SAMUEL L. HAYES, III*                         Trustee                           February 29, 1996
------------------------------------
    SAMUEL L. HAYES, III


    NORTON H. REAMER*                             Trustee                           February 29, 1996
------------------------------------
    NORTON H. REAMER


    JOHN L. THORNDIKE*                            Trustee                           February 29, 1996
------------------------------------
    JOHN L. THORNDIKE


    JACK L. TREYNOR*                              Trustee                           February 29, 1996
------------------------------------
    JACK L. TREYNOR


*By: /s/ H. DAY BRIGHAM, JR.
         ---------------------------
         As attorney-in-fact

                                  SIGNATURES


    Kansas Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust II to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 29th day of February, 1996.

                                        KANSAS MUNICIPALS PORTFOLIO

                                        By /s/ THOMAS J. FETTER
                                               ---------------------------
                                               THOMAS J. FETTER, President

    This Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust II has been signed below by the following persons in the capacities and on the dates indicated.

        SIGNATURE                                 TITLE                             DATE
        ---------                                 -----                             ----

                                                 President (Chief Executive
/s/ THOMAS J. FETTER                              Officer)                          February 29, 1996
------------------------------------
    THOMAS J. FETTER

                                                 Treasurer and Principal
                                                  Financial and Accounting
/s/ JAMES L. O'CONNOR                             Officer                           February 29, 1996
------------------------------------
    JAMES L. O'CONNOR


    DONALD R. DWIGHT*                             Trustee                           February 29, 1996
------------------------------------
    DONALD R. DWIGHT


/s/ JAMES B. HAWKES                               Trustee                           February 29, 1996
------------------------------------
    JAMES B. HAWKES


    SAMUEL L. HAYES, III*                         Trustee                           February 29, 1996
------------------------------------
    SAMUEL L. HAYES, III


    NORTON H. REAMER*                             Trustee                           February 29, 1996
------------------------------------
    NORTON H. REAMER


    JOHN L. THORNDIKE*                            Trustee                           February 29, 1996
------------------------------------
    JOHN L. THORNDIKE


    JACK L. TREYNOR*                              Trustee                           February 29, 1996
------------------------------------
    JACK L. TREYNOR


*By: /s/ H. DAY BRIGHAM, JR.
         ---------------------------
         As attorney-in-fact

                                  SIGNATURES

    High Yield Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust II to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 29th day of February, 1996.

                                        HIGH YIELD MUNICIPALS PORTFOLIO

                                        By /s/ THOMAS J. FETTER
                                               -------------------------------
                                               THOMAS J. FETTER, President

    This Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust II has been signed below by the following persons in the capacities and on the dates indicated.

        SIGNATURE                                TITLE                              DATE
        ---------                                -----                              ----
                                                 President (Chief Executive
/s/ THOMAS J. FETTER                              Officer)                          February 29, 1996
------------------------------------
    THOMAS J. FETTER

                                                 Treasurer and Principal
                                                  Financial and Accounting
/s/ JAMES L. O'CONNOR                             Officer                           February 29, 1996
------------------------------------
    JAMES L. O'CONNOR


    DONALD R. DWIGHT*                             Trustee                           February 29, 1996
------------------------------------
    DONALD R. DWIGHT


/s/ JAMES B. HAWKES                               Trustee                           February 29, 1996
------------------------------------
    JAMES B. HAWKES


    SAMUEL L. HAYES, III*                         Trustee                           February 29, 1996
------------------------------------
    SAMUEL L. HAYES, III


                                                  Trustee                           February 29, 1996
------------------------------------
    NORTON H. REAMER


    JOHN L. THORNDIKE*                            Trustee                           February 29, 1996
------------------------------------
    JOHN L. THORNDIKE


    JACK L. TREYNOR*                              Trustee                           February 29, 1996
------------------------------------
    JACK L. TREYNOR


*By: /s/ H. DAY BRIGHAM, JR.
         ---------------------------
         As attorney-in-fact


                                EXHIBIT INDEX

EXHIBIT NO.                                              DESCRIPTION
-----------                                              -----------

 (1)(a)                 Declaration of Trust of Eaton Vance Municipals Trust II dated October 25, 1993.

    (b)                 Amendment and Restatement of Establishment and Designation of Series of Shares dated May
                        15, 1995.

    (c)                 Amendment and Restatement of Establishment and Designation of Series of Shares dated
                        December 18, 1995.

 (2)(a)                 By-Laws, as amended, dated October 25, 1993.

    (b)                 Amendment to By-Laws of Eaton Vance Municipals Trust II dated December 13, 1993.

 (6)(a)(4)              Amended Distribution Agreement between Eaton Vance Municipals Trust II (on behalf of its
                        Marathon series) and Eaton Vance Distributors, Inc.

       (5)              Amended Distribution Agreement between Eaton Vance Municipals Trust II (on behalf of its
                        Traditional series) and Eaton Vance Distributors, Inc.

       (6)              Amended Distribution Agreement between Eaton Vance Municipals Trust II (on behalf of its
                        Classic series) and Eaton Vance Distributors, Inc.

 (8)(a)                 Custodian Agreement with Investors Bank & Trust Company dated August 1, 1995.

    (b)                 Amendment to Custodian Agreement with Investors Bank & Trust Company dated October 23,
                        1995.

 (9)(b)                 Amended Administrative Services Agreement between Eaton
                        Vance Municipals Trust II (on behalf of each of its series) and Eaton Vance Management.

(11)                    Consent of Independent Certified Public Accountants for Eaton Vance Municipals Trust II
                        on behalf of EV Traditional Florida Insured Municipals Fund, EV Traditional Hawaii
                        Municipals Fund and EV Traditional Kansas Municipals Fund dated February 29, 1996.

(15)(d)                 Amended Distribution Plan for Eaton Vance Municipals Trust II (on behalf of its Marathon series) dated June 19, 1995.

    (e)                 Amended Service Plan for Eaton Vance Municipals Trust II
                        (on behalf of its Traditional series) dated June 19, 1995.

    (f)                 Amended Distribution Plan for Eaton Vance Municipals
                        Trust II (on behalf of its Classic series) dated January
                        27, 1995.

(16)                    Schedules for Computation of Performance Quotations.

(17)(a)                 Power of Attorney for Eaton Vance Municipals Trust II dated January 10, 1994.

    (b)                 Power of Attorney for Florida Insured Tax Free Portfolio, Hawaii Tax Free Portfolio and
                        Kansas Tax Free Portfolio dated January 10, 1994.
